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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07452

                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 Robert H. Graham 11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713)626-1919

Date of fiscal year end:  12/31

Date of reporting period: 3/31/06

Item 1.  Schedule of Investments.

                         AIM V.I. AGGRESSIVE GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMINVESTMENTS.COM             VIAGRO-QTR-1 3/06            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-98.82%

ADVERTISING-0.97%

Lamar Advertising Co.-Class A(a)                       28,876     $   1,519,455
===============================================================================

AEROSPACE & DEFENSE-2.74%

L-3 Communications Holdings, Inc.                      14,945         1,282,132
-------------------------------------------------------------------------------
Precision Castparts Corp.                              23,722         1,409,087
-------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 28,201         1,589,126
===============================================================================
                                                                      4,280,345
===============================================================================

AGRICULTURAL PRODUCTS-0.92%

Corn Products International, Inc.                      48,600         1,437,102
===============================================================================

APPAREL RETAIL-3.21%

Aeropostale, Inc.(a)                                   55,000         1,658,800
-------------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                              41,252         1,517,661
-------------------------------------------------------------------------------
Chico's FAS, Inc.(a)                                   15,769           640,852
-------------------------------------------------------------------------------
DSW Inc.-Class A(a)                                    37,975         1,189,377
===============================================================================
                                                                      5,006,690
===============================================================================

APPLICATION SOFTWARE-5.50%

Amdocs Ltd.(a)                                         95,000         3,425,700
-------------------------------------------------------------------------------
BEA Systems, Inc.(a)                                  100,000         1,313,000
-------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                60,818         2,305,002
-------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                            47,319         1,542,600
===============================================================================
                                                                      8,586,302
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.20%

Affiliated Managers Group, Inc.(a)                     13,136         1,400,429
-------------------------------------------------------------------------------
Janus Capital Group Inc.                               35,000           810,950
-------------------------------------------------------------------------------
Legg Mason, Inc.                                       13,249         1,660,497
-------------------------------------------------------------------------------
Nuveen Investments, Inc.-Class A                       23,456         1,129,407
===============================================================================
                                                                      5,001,283
===============================================================================

BIOTECHNOLOGY-1.00%

Cephalon, Inc.(a)                                      10,000           602,500
-------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                        14,800           955,192
===============================================================================
                                                                      1,557,692
===============================================================================

BROADCASTING & CABLE TV-0.93%

Univision Communications Inc.-Class A(a)               41,895         1,444,121
===============================================================================

BUILDING PRODUCTS-1.75%

American Standard Cos. Inc.                            36,700         1,572,962
-------------------------------------------------------------------------------
Lennox International Inc.                              38,938         1,162,689
===============================================================================
                                                                      2,735,651
===============================================================================

CASINOS & GAMING-0.80%

Wynn Resorts, Ltd.(a)                                  16,300         1,252,655
===============================================================================

COMMUNICATIONS EQUIPMENT-3.59%

ADC Telecommunications, Inc.(a)                        51,604         1,320,546
-------------------------------------------------------------------------------
F5 Networks, Inc.(a)                                   12,807           928,380
-------------------------------------------------------------------------------
Harris Corp.                                           20,523           970,533
-------------------------------------------------------------------------------
JDS Uniphase Corp.(a)                                 363,989         1,517,834
-------------------------------------------------------------------------------

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Redback Networks Inc.(a)                               40,000     $     867,600
===============================================================================
                                                                      5,604,893
===============================================================================

COMPUTER STORAGE & PERIPHERALS-3.78%

Network Appliance, Inc.(a)                             67,909         2,446,761
-------------------------------------------------------------------------------
QLogic Corp.(a)                                        92,210         1,784,263
-------------------------------------------------------------------------------
Seagate Technology                                     20,000           526,600
-------------------------------------------------------------------------------
Western Digital Corp.(a)                               58,692         1,140,386
===============================================================================
                                                                      5,898,010
===============================================================================

CONSTRUCTION & ENGINEERING-0.53%

McDermott International, Inc.(a)                       15,239           829,764
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-3.28%

Joy Global Inc.                                        15,000           896,550
-------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    31,546         1,963,423
-------------------------------------------------------------------------------
Terex Corp.(a)                                         28,427         2,252,555
===============================================================================
                                                                      5,112,528
===============================================================================

CONSUMER ELECTRONICS-0.69%

Harman International Industries, Inc.                   9,706         1,078,628
===============================================================================

CONSUMER FINANCE-0.94%

SLM Corp.                                              28,138         1,461,488
===============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-3.18%

Affiliated Computer Services, Inc.-Class A(a)          40,927         2,441,705
-------------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                         31,215         1,459,925
-------------------------------------------------------------------------------
Iron Mountain Inc.(a)                                  26,000         1,059,240
===============================================================================
                                                                      4,960,870
===============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.86%

ChoicePoint Inc.(a)                                    29,900         1,338,025
===============================================================================

DIVERSIFIED METALS & MINING-0.56%

Phelps Dodge Corp.                                     10,795           869,321
===============================================================================

ELECTRIC UTILITIES-0.73%

DPL Inc.                                               42,222         1,139,994
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.84%

Cooper Industries, Ltd.-Class A                        15,000         1,303,500
===============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.30%

Amphenol Corp.-Class A                                 38,826         2,025,941
===============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.80%

Jabil Circuit, Inc.(a)                                 29,119         1,248,040
===============================================================================

HEALTH CARE DISTRIBUTORS-1.02%

AmerisourceBergen Corp.                                33,002         1,593,007
===============================================================================


                         AIM V.I. AGGRESSIVE GROWTH FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-6.85%

Advanced Medical Optics, Inc.(a)                       40,532     $   1,890,412
-------------------------------------------------------------------------------
Biomet, Inc.                                           35,631         1,265,613
-------------------------------------------------------------------------------
Cytyc Corp.(a)                                         86,000         2,423,480
-------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                19,316         1,314,454
-------------------------------------------------------------------------------
PerkinElmer, Inc.                                      45,800         1,074,926
-------------------------------------------------------------------------------
Thermo Electron Corp.(a)                               27,500         1,019,975
-------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                        30,225         1,697,436
===============================================================================
                                                                     10,686,296
===============================================================================

HEALTH CARE FACILITIES-3.13%

HealthSouth Corp.(a)                                  204,000         1,017,960
-------------------------------------------------------------------------------
Manor Care, Inc.                                       43,679         1,937,164
-------------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                               29,500         1,236,050
-------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                13,700           695,823
===============================================================================
                                                                      4,886,997
===============================================================================

HEALTH CARE SERVICES-2.38%

DaVita, Inc.(a)                                        21,199         1,276,391
-------------------------------------------------------------------------------
Lincare Holdings Inc.(a)                               21,580           840,757
-------------------------------------------------------------------------------
Omnicare, Inc.                                         29,119         1,601,254
===============================================================================
                                                                      3,718,402
===============================================================================

HEALTH CARE SUPPLIES-1.35%

Bausch & Lomb Inc.                                     19,212         1,223,804
-------------------------------------------------------------------------------
Gen-Probe Inc.(a)                                      16,100           887,432
===============================================================================
                                                                      2,111,236
===============================================================================

HOME ENTERTAINMENT SOFTWARE-0.88%

Electronic Arts Inc.(a)                                25,237         1,380,969
===============================================================================

HOME FURNISHINGS-0.73%

Tempur-Pedic International Inc.(a)                     80,500         1,139,075
===============================================================================

HOUSEHOLD APPLIANCES-0.41%

Blount International, Inc.(a)                          39,738           640,179
===============================================================================

INDUSTRIAL CONGLOMERATES-1.82%

Textron Inc.                                           30,493         2,847,741
===============================================================================

INDUSTRIAL MACHINERY-1.83%

Parker Hannifin Corp.                                  20,000         1,612,200
-------------------------------------------------------------------------------
Pentair, Inc.                                          30,600         1,246,950
===============================================================================
                                                                      2,859,150
===============================================================================

INTERNET SOFTWARE & SERVICES-2.00%

Google Inc.-Class A(a)                                  5,339         2,082,210
-------------------------------------------------------------------------------
Websense, Inc.(a)                                      37,530         1,035,077
===============================================================================
                                                                      3,117,287
===============================================================================

INVESTMENT BANKING & BROKERAGE-1.39%

Schwab (Charles) Corp. (The)                          126,183         2,171,609
===============================================================================

MANAGED HEALTH CARE-0.98%

Health Net, Inc.(a)                                    30,000         1,524,600
===============================================================================

METAL & GLASS CONTAINERS-0.73%

Owens-Illinois, Inc.(a)                                65,209         1,132,680
===============================================================================

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-0.65%

Regal Entertainment Group-Class A                      53,922     $   1,014,273
===============================================================================

MULTI-LINE INSURANCE-2.67%

Assurant, Inc.                                         45,000         2,216,250
-------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                           55,997         1,948,696
===============================================================================
                                                                      4,164,946
===============================================================================

OIL & GAS DRILLING-2.65%

ENSCO International Inc.                               63,091         3,246,032
-------------------------------------------------------------------------------
Pride International, Inc.(a)                           28,500           888,630
===============================================================================
                                                                      4,134,662
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.68%

National-Oilwell Varco Inc.(a)                         41,000         2,628,920
===============================================================================

PACKAGED FOODS & MEATS-0.32%

Pilgrim's Pride Corp.                                  22,800           494,076
===============================================================================

PHARMACEUTICALS-2.38%

Allergan, Inc.                                         16,839         1,827,031
-------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                           30,000         1,889,400
===============================================================================
                                                                      3,716,431
===============================================================================

REGIONAL BANKS-0.55%

North Fork Bancorp., Inc.                              30,000           864,900
===============================================================================

RESTAURANTS-3.54%

CKE Restaurants, Inc.                                 117,282         2,040,707
-------------------------------------------------------------------------------
Darden Restaurants, Inc.                               33,487         1,373,972
-------------------------------------------------------------------------------
Outback Steakhouse, Inc.                               18,700           822,800
-------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                     40,390         1,295,711
===============================================================================
                                                                      5,533,190
===============================================================================

SEMICONDUCTOR EQUIPMENT-0.95%

KLA-Tencor Corp.                                       30,769         1,487,989
===============================================================================

SEMICONDUCTORS-5.46%

Analog Devices, Inc.                                   79,000         3,024,910
-------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)                87,357         2,425,904
-------------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)                 131,036         1,947,195
-------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                        30,390         1,128,988
===============================================================================
                                                                      8,526,997
===============================================================================

SOFT DRINKS-0.61%

Coca-Cola Enterprises Inc.                             46,550           946,827
===============================================================================

SPECIALIZED CONSUMER SERVICES-0.75%

Jackson Hewitt Tax Service Inc.                        37,012         1,168,839
===============================================================================

SPECIALTY CHEMICALS-0.74%

Rohm and Haas Co.                                      23,500         1,148,445
===============================================================================

SPECIALTY STORES-2.28%

Office Depot, Inc.(a)                                  65,518         2,439,890
-------------------------------------------------------------------------------
Tiffany & Co.                                          30,000         1,126,200
===============================================================================
                                                                      3,566,090
===============================================================================

    See accompanying notes which are an integral part of this schedule.

                         AIM V.I. AGGRESSIVE GROWTH FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
SYSTEMS SOFTWARE-1.33%

Check Point Software Technologies
  Ltd. (Israel)(a)                                     36,200     $     724,724
-------------------------------------------------------------------------------
Red Hat, Inc.(a)                                       48,500         1,357,030
===============================================================================
                                                                      2,081,754
===============================================================================

THRIFTS & MORTGAGE FINANCE-1.93%

Independence Community Bank Corp.                      31,800         1,325,424
-------------------------------------------------------------------------------
MGIC Investment Corp.                                  25,237         1,681,541
===============================================================================
                                                                      3,006,965
===============================================================================

TRADING COMPANIES & DISTRIBUTORS-2.73%

United Rentals, Inc.(a)                                42,500         1,466,250
-------------------------------------------------------------------------------
WESCO International, Inc.(a)                           41,171         2,800,040
-------------------------------------------------------------------------------
                                                                      4,266,290
===============================================================================
     Total Common Stocks
     (Cost $127,059,981)                                            154,253,120
===============================================================================

MONEY MARKET FUNDS-1.38%

Liquid Assets
  Portfolio-Institutional Class(b)                  1,074,948         1,074,948
===============================================================================
STIC Prime Portfolio-Institutional
  Class(b)                                          1,074,948         1,074,948
===============================================================================
    Total Money Market Funds                                          2,149,896
      (Cost $2,149,896)
===============================================================================
TOTAL INVESTMENTS-100.20%
  (Cost $129,209,877)                                               156,403,016
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                 (316,800)
===============================================================================
NET ASSETS-100.00%                                                $ 156,086,216
_______________________________________________________________________________
===============================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

    See accompanying notes which are an integral part of this schedule.

                         AIM V.I. AGGRESSIVE GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.

                        AIM V.I. AGGRESSIVE GROWTH FUND

     Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

                                                                      CHANGE IN
                                                                      UNREALIZED                             REALIZED
                          VALUE        PURCHASES       PROCEEDS      APPRECIATION     VALUE       DIVIDEND     GAIN
FUND                    12/31/05        AT COST       FROM SALES    (DEPRECIATION)   03/31/06      INCOME     (LOSS)
---------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $ 1,426,922   $  7,016,986   $  (7,368,960)       $ --       $ 1,074,948   $ 18,931     $ --
---------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class      1,426,922      7,016,986      (7,368,960)         --         1,074,948     18,982       --
=====================================================================================================================
   TOTAL               $ 2,853,844   $ 14,033,972   $ (14,737,920)       $ --         2,149,896   $ 37,913     $ --
_____________________________________________________________________________________________________________________
=====================================================================================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $26,170,869 and $29,736,105, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 28,790,350
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,906,375)
===============================================================================
Net unrealized appreciation of investment securities               $ 26,883,975
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $129,519,041.

NOTE 4 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Variable Insurance Funds (the "Trust") unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which AIM V.I. Aggressive Growth Fund (the "Fund") would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("Buying Fund"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund received a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund ceased operations.

         The Plan of Reorganization required approval of the Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on April 4, 2006 and the Plan was approved. As of the close of business on April 28, 2006, the Selling Fund was closed to new investors. The Reorganization was completed on May 1, 2006.

                        AIM V.I. AGGRESSIVE GROWTH FUND

                          AIM V.I. BASIC BALANCED FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2006



[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM             VIBBA-QTR-1 3/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)


                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-64.54%

ADVERTISING-3.09%

Interpublic Group of Cos., Inc. (The)(a)                144,932       $1,385,550
--------------------------------------------------------------------------------
Omnicom Group Inc.                                       19,291        1,605,976
================================================================================
                                                                       2,991,526
================================================================================

AEROSPACE & DEFENSE-0.92%

Honeywell International Inc.                             20,900          893,893
--------------------------------------------------------------------------------
ALUMINUM-0.83%

Alcoa Inc.                                               26,300          803,728
--------------------------------------------------------------------------------

APPAREL RETAIL-1.04%

Gap, Inc. (The)                                          54,000        1,008,720
--------------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY BANKS-1.30%

Bank of New York Co., Inc. (The)                         34,800        1,254,192
--------------------------------------------------------------------------------

BREWERS-1.30%

Molson Coors Brewing Co.-Class B                         18,275        1,254,030
--------------------------------------------------------------------------------

BUILDING PRODUCTS-1.70%

American Standard Cos. Inc.                              15,500          664,330
--------------------------------------------------------------------------------
Masco Corp.                                              30,100          977,949
================================================================================
                                                                       1,642,279
================================================================================

COMPUTER HARDWARE-0.83%

Dell Inc.(a)                                             26,857          799,264
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS-1.93%

Cemex S.A. de C.V. -ADR (Mexico)                         28,548        1,863,613
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS-2.13%

Koninklijke (Royal) Philips
  Electronics N.V. -New York
  Shares (Netherlands)                                   28,400          955,660
--------------------------------------------------------------------------------
Sony Corp. -ADR (Japan)                                  24,000        1,105,680
================================================================================
                                                                       2,061,340
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-3.53%

Ceridian Corp.(a)                                        42,600        1,084,170
--------------------------------------------------------------------------------
First Data Corp.                                         49,800        2,331,636
================================================================================
                                                                       3,415,806
================================================================================

DIVERSIFIED CHEMICALS-0.22%

Dow Chemical Co. (The)                                    5,200          211,120
--------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-1.35%

Cendant Corp.                                            75,121        1,303,349
--------------------------------------------------------------------------------

ENVIRONMENTAL & FACILITIES
  SERVICES-1.80%

Waste Management, Inc.                                   49,200        1,736,760
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
FOOD RETAIL-2.01%

Kroger Co. (The)(a)                                      54,000       $1,099,440
--------------------------------------------------------------------------------
Safeway Inc.                                             33,700          846,544
================================================================================
                                                                       1,945,984
================================================================================

GENERAL MERCHANDISE STORES-0.90%

Target Corp.                                             16,800          873,768
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-4.03%

Cardinal Health, Inc.                                    39,808        2,966,492
--------------------------------------------------------------------------------
McKesson Corp.                                           17,922          934,274
================================================================================
                                                                       3,900,766
================================================================================

HEALTH CARE EQUIPMENT-0.84%

Baxter International Inc.                                21,000          815,010
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES-1.00%

HCA, Inc.                                                21,200          970,748
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-3.84%

General Electric Co.                                     38,200        1,328,596
--------------------------------------------------------------------------------
Tyco International Ltd.                                  88,800        2,386,944
================================================================================
                                                                       3,715,540
================================================================================

INDUSTRIAL MACHINERY-1.28%

Illinois Tool Works Inc.                                 12,900        1,242,399
--------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-2.70%

Merrill Lynch & Co., Inc.                                16,400        1,291,664
--------------------------------------------------------------------------------
Morgan Stanley                                           21,000        1,319,220
================================================================================
                                                                       2,610,884
================================================================================

MANAGED HEALTH CARE-1.87%

WellPoint, Inc.(a)                                       23,400        1,811,862
--------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-1.47%

Walt Disney Co. (The)                                    50,930        1,420,438
--------------------------------------------------------------------------------

MULTI-LINE INSURANCE-1.23%

Hartford Financial Services
  Group, Inc. (The)                                      14,800        1,192,140
--------------------------------------------------------------------------------

OIL & GAS DRILLING-1.80%

Transocean Inc.(a)                                       21,700        1,742,510
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-3.81%

Halliburton Co.                                          25,700        1,876,614
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        14,300        1,809,951
================================================================================
                                                                       3,686,565
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-4.08%

Citigroup Inc.                                           37,900        1,790,396
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     51,868        2,159,784
================================================================================
                                                                       3,950,180
================================================================================

                          AIM V.I. BASIC BALANCED FUND
                                                                             F-1


                                                         SHARES         VALUE
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-1.76%

Kraft Foods Inc.-Class A                                 21,700       $  657,727
--------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(b)                           15,100        1,046,768
================================================================================
                                                                       1,704,495
================================================================================

PHARMACEUTICALS-4.97%

Pfizer Inc.                                              47,100        1,173,732
--------------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                               19,861        1,889,590
--------------------------------------------------------------------------------
Wyeth                                                    35,993        1,746,380
================================================================================
                                                                       4,809,702
================================================================================

PROPERTY & CASUALTY INSURANCE-1.42%

ACE Ltd.                                                 26,500        1,378,265
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE-1.57%

CA, Inc.                                                 55,900        1,521,039
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-1.99%

Fannie Mae                                               28,300        1,454,620
--------------------------------------------------------------------------------
Freddie Mac                                               7,700          469,700
================================================================================
                                                                       1,924,320
================================================================================
     Total Common Stocks & Other Equity Interests
      (Cost $51,241,378)                                              62,456,235
================================================================================

                                                       PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
BONDS & NOTES-24.08%

ASSET MANAGEMENT & CUSTODY
  BANKS-0.24%

GAMCO Investors, Inc., Sr. Unsec
  Unsub. Notes, 5.22%, 02/17/07(c)                   $   90,000           89,697
--------------------------------------------------------------------------------
Janus Capital Group Inc., Sr
  Unsec. Notes, 7.00%, 11/01/06(c)                       80,000           80,689
--------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr
  Unsec. Sub. Notes, 5.50%,
  09/15/15(c)                                            65,000           62,704
================================================================================
                                                                         233,090
================================================================================

AUTOMOBILE MANUFACTURERS-0.33%

DaimlerChrysler North America Holding Corp.,
  Gtd. Global Notes,
  6.40%, 05/15/06(c)                                     55,000           55,070
--------------------------------------------------------------------------------
  -Series D,
  Gtd. Floating Rate Medium Term Notes,
  5.38%, 05/24/06(c)(d)                                 260,000          260,043
================================================================================
                                                                         315,113
================================================================================

BROADCASTING & CABLE TV-2.61%

British Sky Broadcasting Group
  PLC (United Kingdom), Unsec
  Gtd. Global Notes, 7.30%,
  10/15/06(c)                                           200,000          201,970
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 11/01/06(c)                                    250,000          250,697
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  3.13%, 02/01/07(c)                                    215,000          210,941
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT            VALUE
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Comcast Corp.,
  Sr. Notes,
  8.30%, 05/15/06(c)                                 $  125,000       $  125,415
--------------------------------------------------------------------------------
  Sr. Sub. Deb.,
  10.63%, 07/15/12(c)                                    60,000           72,898
--------------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes,
  10.50%, 06/15/06(c)                                   375,000          380,539
--------------------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(c)                                    167,000          211,121
--------------------------------------------------------------------------------
Cox Communications, Inc., Unsec
  Notes, 7.75%, 08/15/06(c)                             390,000          393,249
--------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  10/03/05-11/14/05; Cost $518,995)(c)(e)               500,000          509,425
--------------------------------------------------------------------------------
Time Warner Entertainment Co.
  L.P., Sr. Unsec. Deb., 8.38%,
  03/15/23(c)                                           150,000          170,320
================================================================================
                                                                       2,526,575
================================================================================

CASINOS & GAMING-0.37%

Caesars Entertainment, Inc., Sr
  Unsec. Notes, 8.50%, 11/15/06(c)                      180,000          183,216
--------------------------------------------------------------------------------
Harrah's Operating Co., Inc,
  Unsec. Gtd. Global Notes,
  7.13%, 06/01/07(c)                                     90,000           91,603
--------------------------------------------------------------------------------
Verizon New York Inc., Unsec
  Deb., 7.00%, 12/01/33(c)                               90,000           87,111
================================================================================
                                                                         361,930
================================================================================

COMMERCIAL PRINTING-0.08%

Deluxe Corp., Medium Term Notes,
  2.75%, 09/15/06(c)                                     80,000           79,070
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.19%

Telecomunicaciones de Puerto
  Rico, Inc. (Puerto Rico), Sr
  Unsec. Gtd. Sub. Global Notes,
  6.65%, 05/15/06(c)                                    180,000          180,247
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS-0.05%

Koninklijke (Royal) Philips
  Electronics N.V. (Netherlands),
  Yankee Notes, 8.38%, 09/15/06(c)                       50,000           50,639
--------------------------------------------------------------------------------

CONSUMER FINANCE-1.90%

Capital One Capital I, Sub.
  Floating Rate Trust Pfd. Bonds,
  6.23%, 02/01/27 (Acquired
  09/16/04; Cost $229,365)(c)(d)(e)                     225,000          226,863
--------------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
  7.25%, 05/01/06(c)                                    275,000          275,440
--------------------------------------------------------------------------------
  8.75%, 02/01/07(c)                                    200,000          204,966
--------------------------------------------------------------------------------
Ford Motor Credit Co.,
  Sr. Unsec.  Notes,
  4.95%, 01/15/08(c)                                    310,000          289,103
--------------------------------------------------------------------------------
  Unsec. Global Notes,
  6.50%, 01/25/07(c)                                    610,000          608,188
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term
  Notes, 5.65%, 05/18/06(c)(d)                          230,000          229,763
================================================================================
                                                                       1,834,323
================================================================================

See accompanying notes which are an integral part of this schedule.

                          AIM V.I. BASIC BALANCED FUND
                                                                             F-2

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-0.83%

AB Spintab (Sweden), Bonds,
  7.50% (Acquired 02/12/04; Cost
  $167,403)(c)(e)(f)                                   $  150,000     $  151,362
--------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes, 9.03%,
  03/15/29 (Acquired 04/22/05;
  Cost $75,121)(c)(e)                                      60,000         74,364
--------------------------------------------------------------------------------
Centura Capital Trust I, Gtd
  Trust Pfd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03;
  Cost $63,272)(c)(e)                                      50,000         53,839
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.,
  Sub. Medium Term Notes, 7.75%,
  05/15/06 (Acquired 04/06/05;
  Cost $15,593)(c)(e)                                      15,000         15,043
--------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)
  -Series 1, Unsec. Sub. Floating
  Rate Euro Notes, 4.94% (c)(f)(g)                        130,000        115,390
--------------------------------------------------------------------------------
National Bank Of Canada (Canada),
  Floating Rate Euro Deb., 5.13%,
  08/29/87(c)(g)                                           60,000         48,628
--------------------------------------------------------------------------------
National Westminster Bank PLC
  (United Kingdom) -Series B,
  Unsec. Sub. Floating Rate Euro
  Notes, 5.19% (c)(f)(g)                                  100,000         87,936
--------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec
  Sub. Deb., 8.25%, 11/01/24(c)                            50,000         61,596
--------------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust
  Pfd. Global Notes, 5.51% (c)(f)                          60,000         58,087
--------------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr
  Floating Rate Notes, 5.68%,
  09/21/07 (Acquired 12/14/05;
  Cost $140,000)(c)(d)(e)                                 140,000        140,105
================================================================================
                                                                         806,350
================================================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-0.65%

Cendant Corp., Sr. Unsec. Global
  Notes, 6.88%, 08/15/06(c)                               630,000        633,333
--------------------------------------------------------------------------------

ELECTRIC UTILITIES-0.57%

American Electric Power Co., Inc.
  -Series A, Unsec. Unsub. Global
  Notes, 6.13%, 05/15/06(c)                               100,000        100,120
--------------------------------------------------------------------------------
Korea Electric Power Corp.,
  (South Korea), (South Korea)
  Unsec. Gtd. Disc. Putable
  Yankee Deb., 7.95%,
  04/01/16(c)(h)                                          155,000         88,214
--------------------------------------------------------------------------------
Northeast Utilitites -Series A,
  Notes, 8.58%, 12/01/06(c)                                33,600         34,115
--------------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr
  Unsec. Notes, 6.40%, 04/01/06(c)                        290,000        289,956
--------------------------------------------------------------------------------
Portland General Electric Co.
  -Series 4, Sec. First Mortgage
  Medium Term Notes, (INS-Ambac
  Assurance Corp.) 7.15%,
  06/15/07(c)(i)                                           35,000         35,555
================================================================================
                                                                         547,960
================================================================================

ENVIRONMENTAL & FACILITIES
  SERVICES-0.35%

Waste Management, Inc., Unsec
  Notes 7.00%, 10/15/06(c)                                335,000        337,958
--------------------------------------------------------------------------------

FOOD RETAIL-0.29%

ARAMARK Services Inc., Unsec
  Gtd. Notes, 7.00%, 07/15/06(c)                          156,000        156,702
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
FOOD RETAIL-(CONTINUED)

Kroger Co. (The), Sr. Unsec. Gtd
  Notes, 7.63%, 09/15/06(c)                            $  120,000     $  121,219
================================================================================
                                                                         277,921
================================================================================

GAS UTILITIES-0.30%

Consolidated Natural Gas Co.
  -Series B, Sr. Unsec. Unsub
  Notes 5.38%, 11/01/06(c)                                290,000        289,948
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-0.30%

Cardinal Health, Inc., Sr. Unsec
  Notes, 7.30%, 10/15/06(c)                               285,000        287,807
--------------------------------------------------------------------------------

HEALTH CARE SERVICES-0.39%

Caremark Rx, Inc., Sr. Unsec
  Notes, 7.38%, 10/01/06(c)                               300,000        302,676
--------------------------------------------------------------------------------
Quest Diagnostics Inc., Sr
  Unsec. Gtd. Notes, 6.75%,
  07/12/06(c)                                              75,000         75,301
================================================================================
                                                                         377,977
================================================================================

HOME IMPROVEMENT RETAIL-0.07%

Sherwin-Williams Co. (The), Sr
  Notes, 6.85%, 02/01/07(c)                                65,000         65,558
--------------------------------------------------------------------------------

HOMEBUILDING-0.45%

D.R. Horton, Inc., Sr. Unsec
  Notes, 7.88%, 08/15/11(c)                               100,000        107,120
--------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr
  Unsec. Unsub. Notes, 8.00%,
  08/15/06(c)                                             330,000        332,670
================================================================================
                                                                         439,790
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.20%

Hyatt Equities LLC, Notes, 6.88%,
  06/15/07 (Acquired 01/25/06;
  Cost $190,957)(c)(e)                                    187,000        189,384
--------------------------------------------------------------------------------

HOUSEHOLD APPLIANCES-0.09%

Stanley Works Capital Trust I,
  Bonds, 5.90%, 12/01/45
  (Acquired 11/15/05; Cost
  $90,000)(c)(e)                                           90,000         87,779
--------------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES-0.15%

American Greetings Corp., Unsec
  Putable Deb., 6.10%, 08/01/08(c)                        140,000        140,791
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.43%

Duke Capital LLC, Sr. Unsec
  Notes, 4.30%, 05/18/06(c)                               110,000        109,900
--------------------------------------------------------------------------------
PSEG Power LLC, Sr. Unsec. Gtd
  Global Notes, 6.88%, 04/15/06(c)                        175,000        175,079
--------------------------------------------------------------------------------
TXU Corp. -Series J Sr. Unsec
  Notes, 6.38%, 06/15/06(c)                               135,000        135,433
================================================================================
                                                                         420,412
================================================================================

INDUSTRIAL CONGLOMERATES-0.34%

Tyco International Group S.A
  (Luxembourg), Unsec. Gtd
  Unsub. Yankee Notes, 5.80%,
  08/01/06(c)                                             284,000        284,438
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

                          AIM V.I. BASIC BALANCED FUND
                                                                             F-3

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

URC Holdings Corp., Sr. Notes,
  7.88%, 06/30/06 (Acquired
  10/08/03; Cost $45,291)(c)(e)                        $   40,000     $   40,219
================================================================================
                                                                         324,657
================================================================================
INTEGRATED OIL & GAS-0.86%
ConocoPhillips, Unsec. Deb.,
  7.13%, 03/15/28(c)                                       65,000         66,918
--------------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes,
  7.13%, 11/15/06(c)                                      410,000        413,870
--------------------------------------------------------------------------------
  Yankee Bonds,
  8.90%, 08/15/28(c)                                      325,000        350,594
================================================================================
                                                                         831,382
================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-0.59%

Southwestern Bell Capital Corp.
  -Series D, Medium Term Notes,
  6.68%, 11/28/07(c)                                      170,000        173,233
--------------------------------------------------------------------------------
Telus Corp. (Canada), Yankee
  Notes, 7.50%, 06/01/07(c)                               100,000        102,307
--------------------------------------------------------------------------------
Verizon California Inc. -Series
  F, Unsec. Deb., 6.75%,
  05/15/27(c)                                              60,000         56,339
--------------------------------------------------------------------------------
Verizon Communications Inc.,
  Unsec. Deb.,
  6.36%, 04/15/06(c)                                       30,000         30,012
--------------------------------------------------------------------------------
  8.75%, 11/01/21(c)                                       65,000         77,702
--------------------------------------------------------------------------------
Verizon Maryland Inc. -Series A,
  Unsec. Global Notes, 6.13%,
  03/01/12(c)                                              65,000         65,462
--------------------------------------------------------------------------------
Verizon Virginia Inc. -Series A,
  Unsec. Global Deb., 4.63%,
  03/15/13(c)                                              75,000         68,509
================================================================================
                                                                         573,564
================================================================================

INVESTMENT BANKING & BROKERAGE-0.03%

Jefferies Group, Inc. -Series B,
  Sr. Unsec. Notes, 7.50%,
  08/15/07(c)                                              30,000         30,770
--------------------------------------------------------------------------------

LEISURE PRODUCTS-0.26%

Brunswick Corp., Unsec. Unsub
  Notes, 6.75%, 12/15/06(c)                               250,000        252,355
--------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.53%

Prudential Holdings, LLC -Series
  B, Bonds, (INS-Financial
  Security Assurance Inc.) 7.25%,
  12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $329,829)(c)(e)(i)                                      280,000        315,919
--------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec
  Notes, 8.00%, 10/30/06(c)                                20,000         20,292
--------------------------------------------------------------------------------
Sun Life Canada US Capital Trust,
  Gtd. 8.53%  (Acquired 02/13/06;
  Cost $171,666)(c)(e)(f)                                 160,000        171,422
================================================================================
                                                                         507,633
================================================================================

MANAGED HEALTH CARE-0.19%

Humana Inc., Sr. Unsec. Notes,
  7.25%, 08/01/06(c)                                      180,000        181,130
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------
METAL & GLASS CONTAINERS-0.23%

Pactiv Corp., Unsec. Notes,
  8.00%, 04/15/07(c)                                   $  220,000     $  225,289
--------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-0.83%

News America Holdings Inc. Sr
  Unsec. Gtd. Putable Deb.,
  8.50%, 02/23/07(c)                                      100,000        117,472
--------------------------------------------------------------------------------
Time Warner Cos., Inc., Notes,
  8.11%, 08/15/06(c)                                       24,000         24,226
--------------------------------------------------------------------------------
  8.18%, 08/15/07(c)                                      150,000        155,265
--------------------------------------------------------------------------------
  Unsec. Deb.,
  9.15%, 02/01/23(c)                                      335,000        407,075
--------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd
  Unsub. Global Notes, 6.13%,
  04/15/06(c)                                              95,000         95,019
================================================================================
                                                                         799,057
================================================================================

MULTI-UTILITIES-0.44%

Consolidated Edison Co. of New
  York -Series A, Unsec. Deb.,
  7.75%, 06/01/26(c)                                       45,000         45,579
--------------------------------------------------------------------------------
Dominion Resources, Inc., -Series
  G, Sr. Notes, 3.66%, 11/15/06(c)                        150,000        148,502
--------------------------------------------------------------------------------
DTE Energy Co., Sr. Unsec. Unsub
  Notes, 6.45%, 06/01/06(c)                               100,000        100,214
--------------------------------------------------------------------------------
Duke Energy Corp. , Notes, 7.00%,
  10/15/06(c)                                             130,000        130,979
================================================================================
                                                                         425,274
================================================================================

OIL & GAS EQUIPMENT & SERVICES-0.11%

Halliburton Co., Medium Term
  Notes, 6.00%, 08/01/06(c)                               102,000        102,287
--------------------------------------------------------------------------------

OIL & GAS EXPLORATION &
  PRODUCTION-0.69%

Devon Energy Corp., Sr. Unsec
  Notes, 2.75%, 08/01/06(c)                               309,000        306,519
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Gtd. Notes,
  5.75%, 12/15/15 (Acquired
  01/26/06; Cost $39,556)(c)(e)                            40,000         38,410
--------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
  5.75%, 12/15/15(c)                                      125,000        120,031
--------------------------------------------------------------------------------
  8.63%, 02/01/22(c)                                      175,000        206,946
================================================================================
                                                                         671,906
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.60%

Mizuho JGB Investment LLC -Series
  A, Sub. Bonds, 9.87%  (Acquired
  06/16/04-07/28/05; Cost
  $356,092)(c)(e)(f)                                      315,000        342,480
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(c)                                       77,083         78,203
--------------------------------------------------------------------------------
  -Series 1999-2, Class A1,
  Global Bonds,
  9.69%, 08/15/09(c)                                      392,000        418,060
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

                          AIM V.I. BASIC BALANCED FUND
                                                                             F-4

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Premium Asset Trust -Series
  2004-04, Sr. Notes, 4.13%,
  03/12/09 (Acquired 03/04/04;
  Cost $199,866)(c)(e)                                 $  200,000     $  189,040
--------------------------------------------------------------------------------
Regional Diversified Funding
  (Cayman Islands), Sr. Notes,
  9.25%, 03/15/30 (Acquired
  09/22/04; Cost $169,578)(c)(e)                          143,333        161,243
--------------------------------------------------------------------------------
SIUK PLC (United Kingdom), Gtd
  Yankee Notes, 8.23%, 02/01/27(c)                         60,000         63,852
--------------------------------------------------------------------------------
Toll Road Investors Partnership
  II, L.P. -Series A, Bonds,
  (INS-MBIA Insurance Corp.)
  5.45%, 02/15/45 (Acquired
  03/11/05-05/03/05; Cost
  $153,647)(c)(e)(i)(j)                                 1,309,916        155,866
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through
  Ctfs., 5.70%  (Acquired
  12/07/04; Cost
  $100,000)(c)(e)(f)(k)                                   100,000        100,099
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC
  (Aruba), Gtd. Sub. Second
  Tier Euro Bonds, 8.75% (c)(f)                            40,000         42,942
================================================================================
                                                                       1,551,785
================================================================================

PACKAGED FOODS & MEATS-0.51%

General Mills, Inc., Notes,
  6.45%, 10/15/06(c)                                       60,000         60,338
--------------------------------------------------------------------------------
Sara Lee Corp., Unsec. Notes,
  1.95%, 06/15/06(c)                                       35,000         34,776
--------------------------------------------------------------------------------
Tyson Foods, Inc. Sr. Unsec
  Global Notes 7.25%, 10/01/06(c)                         395,000        398,271
================================================================================
                                                                         493,385
================================================================================

PAPER PRODUCTS-0.05%

International Paper Co., Notes,
  7.88%, 08/01/06(c)                                       50,000         50,424
--------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-1.30%

ACE INA Holdings Inc., Sr. Unsec
  Gtd. Unsub. Notes, 8.30%,
  08/15/06(c)                                             115,000        116,076
--------------------------------------------------------------------------------
Executive Risk Capital Trust
  -Series B, Gtd. Trust Pfd.
  Bonds, 8.68%, 02/01/27(c)                               125,000        133,166
--------------------------------------------------------------------------------
First American Capital Trust I,
  Gtd. Trust Pfd. Notes, 8.50%,
  04/15/12(c)                                             285,000        302,319
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd.
  (Bermuda), Unsec. Sub. Deb.,
  8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost
  $213,696)(c)(e)                                         200,000        197,172
--------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda),
  Sr. Unsec. Floating Rate Notes,
  4.87%, 10/06/06 (Acquired
  10/12/05; Cost $99,250)(c)(e)(k)                        100,000         99,959
--------------------------------------------------------------------------------
  Unsec. Sub. Deb.,
  5.15%, 08/15/33 (Acquired
  03/23/04-03/30/06; Cost
  $408,464)(c)(e)                                         405,000        397,852
--------------------------------------------------------------------------------
Travelers Property Casualty
  Corp., Sr. Unsec. Notes, 6.75%,
  11/15/06(c)                                              10,000         10,088
================================================================================
                                                                       1,256,632
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
--------------------------------------------------------------------------------
PUBLISHING-0.52%

Pearson Inc., Notes, 7.38%,
  09/15/06 (Acquired 01/11/06;
  Cost $507,560)(c)(e)                                 $  500,000     $  505,490
--------------------------------------------------------------------------------

RAILROADS-0.02%

Norfolk Southern Corp.-Series
  A, Medium Term Notes, 7.40%
  09/15/06(c)                                              20,000         20,190
--------------------------------------------------------------------------------

REAL ESTATE-1.03%

AvalonBay Communities, Inc., Sr
  Unsec. Notes, 6.80%, 07/15/06(c)                         80,000         80,343
--------------------------------------------------------------------------------
Developers Diversified Realty
  Corp., Sr. Medium Term Notes,
  7.00%, 03/19/07(c)                                      140,000        141,973
--------------------------------------------------------------------------------
Health Care Property Investors,
  Inc., Sr. Unsec. Notes, 7.07%,
  06/08/15(c)                                              90,000         96,422
--------------------------------------------------------------------------------
Health Care REIT, Inc., Sr
  Notes, 5.88%, 05/15/15(c)                               100,000         97,662
--------------------------------------------------------------------------------
ProLogis, Sr. Unsec. Notes,
  7.05%, 07/15/06(c)                                      270,000        271,212
--------------------------------------------------------------------------------
Spieker Properties, Inc., Unsec
  Unsub. Notes, 7.13%, 12/01/06(c)                        210,000        212,312
--------------------------------------------------------------------------------
Summit Properties Partnership,
  L.P., Medium Term Notes, 7.04%,
  05/09/06(c)                                             100,000        100,129
================================================================================
                                                                       1,000,053
================================================================================

REGIONAL BANKS-0.37%

Cullen/Frost Capital Trust I,
  Unsec. Sub. Floating Rate
  Notes, 6.37%, 03/01/34(c)(d)                            200,000        205,892
--------------------------------------------------------------------------------
PNC Capital Trust C, Gtd
  Floating Rate Trust Pfd. Bonds,
  5.39%, 06/01/28(c)(d)                                   100,000         97,158
--------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes,
  5.00%, 06/15/14(c)                                       60,000         58,502
================================================================================
                                                                         361,552
================================================================================

REINSURANCE-0.36%

Reinsurance Group of America, Inc.,
  Jr. Unsec. Sub. Deb.,
  6.75%, 12/15/65(c)                                      100,000         95,234
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 04/01/06 (Acquired
  01/25/06; Cost $60,217)(c)(e)                            60,000         59,991
--------------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass
  Through Ctfs., 5.90%, 01/12/15
  (Acquired 01/07/05-11/03/05;
  Cost $196,920)(c)(e)                                    200,000        196,002
================================================================================
                                                                         351,227
================================================================================

RESTAURANTS-0.05%

YUM! Brands, Inc., Sr. Unsec
  Notes, 8.50%, 04/15/06(c)                                50,000         50,044
--------------------------------------------------------------------------------
SOVEREIGN DEBT-0.09%

Russian Federation-REGS (Russia),
  Unsec. Unsub. Euro Bonds,
  10.00%, 06/26/07 (Acquired
  05/14/04-05/18/04; Cost
  $90,094)(c)(e)                                           80,000         84,384
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

                          AIM V.I. BASIC BALANCED FUND
                                                                             F-5

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
--------------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.35%

ICI North America, Unsec. Gtd
  Deb., 8.88%, 11/15/06(c)                        $   331,000        $   337,454
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-0.62%

Countrywide Home Loans, Inc.
  -Series E,
  Gtd. Medium Term Notes,
  6.94%, 07/16/07(c)                                  100,000            101,977
--------------------------------------------------------------------------------
  -Series J,
  Gtd. Medium Term Global Notes,
  5.50%, 08/01/06(c)                                  370,000            370,411
--------------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd
  Sub. Trust Pfd. Notes, 9.10%,
  06/01/27(c)                                          60,000             64,860
--------------------------------------------------------------------------------
Washington Mutual Capital I, Gtd
  Sub. 8.38%, 06/01/27(c)                              60,000             64,093
================================================================================
                                                                         601,341
================================================================================

TOBACCO-0.27%

Altria Group, Inc.,
  Notes,
  6.95%, 06/01/06(c)                                   47,000             47,107
--------------------------------------------------------------------------------
  Unsec. Notes,
  7.20%, 02/01/07(c)                                  211,000            213,939
================================================================================
                                                                         261,046
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.09%

Western Power Distribution
  Holdings Ltd., (United
  Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost
  $90,199)(c)(e)                                       80,000             87,074
--------------------------------------------------------------------------------
TRUCKING-0.11%

Roadway Corp., Sr. Sec. Gtd
  Global Notes, 8.25%, 12/01/08(c)                    100,000            105,080
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
  SERVICES-0.80%

Sprint Capital Corp., Unsec. Gtd
  Notes, 4.78%, 08/17/06(c)                           450,000            449,451
--------------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%,
  04/15/22(c)                                         140,000            175,095
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.,
  Unsec. Notes, 7.00%, 08/01/06(c)                    150,000            150,771
================================================================================
                                                                         775,317
================================================================================
     Total Bonds & Notes
     (Cost $23,591,971)                                               23,301,737
================================================================================

U.S. MORTGAGE-BACKED SECURITIES-12.39%

FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)--5.49%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32(c)                       50,147             51,656
--------------------------------------------------------------------------------
  6.00%, 04/01/16 to 11/01/33(c)                      595,845            598,081
--------------------------------------------------------------------------------
  5.50%, 10/01/18(c)                                  249,122            247,672
--------------------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31(c)                       35,954             37,586
--------------------------------------------------------------------------------
  6.50%, 05/01/32 to 08/01/32(c)                       43,487             44,437
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-(CONTINUED)

Pass Through Ctfs., TBA,
  5.00%, 04/01/21 to
  04/01/36(c)(l)                                  $ 1,498,880        $ 1,438,971
--------------------------------------------------------------------------------
  5.50%, 04/01/36(c)(l)                             2,962,702          2,893,264
================================================================================
                                                                       5,311,667
================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-5.87%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 10/01/35(c)                      869,963            890,237
--------------------------------------------------------------------------------
  7.50%, 11/01/15(c)                                    4,656              4,873
--------------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(c)                       91,136             93,912
--------------------------------------------------------------------------------
  6.00%, 01/01/17(c)                                    6,255              6,344
--------------------------------------------------------------------------------
  6.00%, 05/01/17(c)                                  100,824(m)         102,257
--------------------------------------------------------------------------------
  5.00%, 04/01/18(c)                                  284,813            278,324
--------------------------------------------------------------------------------
  4.50%, 11/01/18(c)                                  108,968            104,438
--------------------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23(c)                       32,735             34,699
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA
  5.00%, 04/01/21(c)(l)                                66,270             64,613
--------------------------------------------------------------------------------
  5.50%, 04/01/21 to
  04/01/36(c)(l)                                    2,992,840          2,934,991
--------------------------------------------------------------------------------
  6.00%, 04/01/36(c)(l)                             1,159,650          1,159,650
================================================================================
                                                                       5,674,338
================================================================================

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA)-1.03%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31(c)                       42,597             44,768
--------------------------------------------------------------------------------
  8.50%, 11/15/24(c)                                  108,246            117,505
--------------------------------------------------------------------------------
  8.00%, 08/15/25(c)                                   15,573             16,683
--------------------------------------------------------------------------------
  6.50%, 03/15/29 to 12/15/33(c)                      169,877            176,219
--------------------------------------------------------------------------------
  6.00%, 09/15/31 to 05/15/33(c)                      366,443            371,281
--------------------------------------------------------------------------------
  7.00%, 09/15/31 to 03/15/33(c)                       25,352             26,441
--------------------------------------------------------------------------------
  5.50%, 12/15/33 to 02/15/34(c)                      249,169            246,974
================================================================================
                                                                         999,871
================================================================================
     Total U.S. Mortgage-Backed Securities
      (Cost $12,085,495)                                              11,985,876
================================================================================

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS-1.72%

DIVERSIFIED BANKS-0.02%

HSBC Capital Funding L.P.(United
  Kingdom), 4.61%  Pfd. (Acquired
  11/05/03; Cost $23,313)(c)(e)                        25,000             23,043
--------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.11%

Aegon N.V.(Netherlands), 6.38% Pfd                      4,100            102,090
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.15%

Auction Pass-Through Trust
  -Series 2001-1, Class A, 5.55%
  Floating Rate Pfd.  (Acquired
  10/03/05; Cost
  $250,000)(d)(e)(n)(o)                                     1            253,312
--------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III,
  5.02% Floating Rate Pfd.
  (Acquired 06/03/04-09/28/04;
  Cost $341,707)(a)(c)(d)(e)                              350            353,500
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

                          AIM V.I. BASIC BALANCED FUND
                                                                             F-6

                                                            SHARES         VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES-(CONTINUED)

Zurich RegCaPS Funding Trust IV,
  5.28% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $244,120)(a)(c)(d)(e)                                     250       $  252,969
--------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI,
  5.46% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $242,867)(a)(c)(d)(e)                                     250          252,891
================================================================================
                                                                       1,112,672
================================================================================

THRIFTS & MORTGAGE FINANCE-0.31%

Fannie Mae
  -Series J, 4.72% Floating Rate Pfd. (p)                 2,950          147,500
--------------------------------------------------------------------------------
  -Series K,5.40% Floating Rate Pfd. (p)                  2,950          149,123
================================================================================
                                                                         296,623
================================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-0.13%

Telephone & Data Systems, Inc.
  -Series A, 7.60% Pfd.                                   5,000          125,000
================================================================================
                                                                         125,000
================================================================================
    Total Preferred Stocks
      (Cost $1,629,550)                                                1,659,428
================================================================================

                                                     PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.40%

AEROSPACE & DEFENSE-0.18%

Systems 2001 Asset Trust
  LLC-Series 2001, Class G,
  Pass Through Ctfs., (INS-MBIA
  Insurance Corp.) (Cayman
  Islands) (Acquired
  02/09/05-10/27/05; Cost
  $187,667)(c)(e)(i)                                 $  170,278          177,732
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
  OBLIGATIONS-0.13%

Federal Home Loan Bank (FHLB)
  -Series TQ-2015, Class A, Pass
  Through Ctfs., 5.07%,
  10/20/15(c)                                           128,467          125,480
--------------------------------------------------------------------------------

MULTI-SECTOR HOLDINGS-0.10%

Longport Funding Ltd. -Series
  2005-2A, Class A1J, Floating
  Rate Bonds, 5.19%, 02/03/40
  (Acquired 03/31/05; Cost
  $100,000)(d)(e)(o)                                    100,000          100,000
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL
  SERVICES-0.89%

Citicorp Lease Pass-Through Trust
  -Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19
  (Acquired 06/01/00-01/26/06;
  Cost $364,942)(c)(e)                                  325,000          375,773
--------------------------------------------------------------------------------
LILACS Repackaging 2005-I -Series
  A Sec. Notes, 5.14%, 01/15/64
  (Acquired 07/14/05; Cost
  $500,000)(e)(o)                                       500,000          482,245
================================================================================
                                                                         858,018
================================================================================

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-0.10%

North Front Pass-Through Trust,
  Bonds, (Acquired 12/08/04;
  Cost $100,000)(c)(e)                               $  100,000       $   97,072
================================================================================
    Total Asset-Backed Securities
      (Cost $1,377,246)                                                1,358,302
================================================================================

MUNICIPAL OBLIGATIONS-1.34%

Brownsville (City of), Texas;
  Series 2005 A Refunding &
  Improvement Utility System RB
  (INS-Ambac Assurance Corp.)
  5.00%, 09/01/31(c)(i)                                  30,000           30,938
--------------------------------------------------------------------------------
Chicago (City of), Illinois O'Hare
  International Airport; Series 2004 E
  Refunding Taxable General Airport
  Third Lien RB, (INS-MBIA Insurance
  Corp.) 3.88%, 01/01/08(c)(i)                          250,000          244,687
--------------------------------------------------------------------------------
Dallas (City of), Texas;
  Series 2005 A
  Taxable Pension Limited Tax GO,
  4.61%, 02/15/14(c)                                     50,000           47,313
--------------------------------------------------------------------------------
  5.20%, 02/15/35(c)                                    100,000           95,337
--------------------------------------------------------------------------------
Detroit (City of), Michigan;
  Series 2005 A-1
  Taxable Capital Improvement
  Limited Tax GO, (INS-Ambac
  Assurance Corp.)
  4.96%, 04/01/20(c)(i)                                  65,000           60,233
--------------------------------------------------------------------------------
  Series 2005
  Taxable COP, (INS-Financial
  Guaranty Insurance Co.)
  4.95%, 06/15/25(c)(i)                                  80,000           73,300
--------------------------------------------------------------------------------
Indianapolis (City of),
  Indiana Local Public
  Improvement Bond Bank;
  Series 2005 A
  Taxable RB,
  4.87%, 07/15/16(c)                                     50,000           47,435
--------------------------------------------------------------------------------
  5.22%, 07/15/20(c)                                     50,000           47,908
--------------------------------------------------------------------------------
  5.28%, 01/15/22(c)                                     25,000           23,906
--------------------------------------------------------------------------------
Industry (City of), California
  Urban Development Agency
  (Project 3); Series 2003
  Taxable Allocation RB,
  (INS-MBIA Insurance Corp.)
  6.10%, 05/01/24(c)(i)                                 125,000          128,437
--------------------------------------------------------------------------------
Michigan (State of) Municipal
  Bond Authority (City of Detroit
  School District); Series 2005
  RB, (INS-Financial Security
  Assurance Inc.) 5.00%,
  06/01/15(c)(i)                                         50,000           53,250
--------------------------------------------------------------------------------
New Hampshire (State of); Series
  2005 B Taxable Unlimited Tax
  GO, 4.65%, 05/15/15(c)                                100,000           95,000
--------------------------------------------------------------------------------
Phoenix (City of), Arizona
  Civic Improvement Corp.; Series
  2004 Taxable Rental Car Facility
  Charge RB, (INS-Financial Guaranty
  Insurance Co.) 3.69%, 07/01/07(c)(i)                   50,000           49,125
--------------------------------------------------------------------------------
  Taxable Rental Car Facility RB,
  (INS-Financial Guaranty Insurance
  Co.) 4.21%, 07/01/08(c)(i)                             75,000           73,352
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

                          AIM V.I. BASIC BALANCED FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
Sacramento (County of), California;
  Series 2004 C-1 Taxable Pension
  Funding CARS RB, (INS-MBIA
  Insurance Corp.)
  3.42%, 07/10/30(c)(i)(q)                           $  225,000       $  221,942
================================================================================
    Total Municipal Obligations
      (Cost $1,319,324)                                                1,292,163
================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.20%

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-0.20%

 Unsec. Floating Rate Global
  Notes, 4.56, 02/17/09 (Cost
  $200,000)(c)(k)                                       200,000          196,064
--------------------------------------------------------------------------------

U.S. TREASURY SECURITY-0.15%

U.S. TREASURY NOTES-0.15%

 3.00% 12/31/06 (c)
  (Cost $148,101)                                           150          147,925
--------------------------------------------------------------------------------

                                                       SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-3.10%

Liquid Assets
  Portfolio-Institutional
  Class(r)                                            1,501,211        1,501,211
--------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class(r)                                            1,501,211        1,501,211
================================================================================
    Total Money Market Funds
      (Cost $3,002,422)                                                3,002,422
================================================================================
TOTAL INVESTMENTS-108.92%
  (Cost $94,595,487)                                                 105,400,152
================================================================================
OTHER ASSETS LESS LIABILITIES-(8.92)%                                (8,632,554)
================================================================================
NET ASSETS-100.00%                                                 $  96,767,598
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR      -American Depositary Receipt
CARS     -Convertible Auction Rate Securities.
COP      -Certificates of Participation
Ctfs.    -Certificates
Deb.     -Debentures
Disc.    -Discounted
GO       -General Obligation Bonds
Gtd.     -Guaranteed
INS      -Insurer
Jr.      -Junior
LILACS   -Life Insurance and Life Annuities Backed Charitable Securities
Pfd.     -Preferred
RB       -Revenue Bonds
RegCaPS  -Regulatory Capital Preferred Securities
REGS     -Regulation S
REIT     -Real Estate Investment Trust
Sec.     -Secured
Sr.      -Senior
Sub.     -Subordinated
TBA      -To Be Announced
Unsec.   -Unsecured.
Unsub.   -Unsubordinated.

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $2,936,358, which represented 3.03% of the Fund's Net Assets. See Note 1A.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $38,582,225, which represented 39.87% of the Fund's Net Assets. See Note 1A.
(d) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on March 31, 2006.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $6,959,323, which represented 7.19% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Perpetual bond with no specified maturity date.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(h) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(k) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(l) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.
(m) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.
(n) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 0.26% of the Fund's Net Assets. See Note 1A.
(o) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $835,557, which represented 0.86% of the Fund's Net Assets.
(p) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on March 31, 2006.
(q) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.
(r) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

                          AIM V.I. BASIC BALANCED FUND
                                                                             F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

                          AIM V.I. BASIC BALANCED FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted

                          AIM V.I. BASIC BALANCED FUND
     pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

                          AIM V.I. BASIC BALANCED FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

                                                                       CHANGE IN
                                                                       UNREALIZED                                  REALIZED
                            VALUE        PURCHASES       PROCEEDS     APPRECIATION       VALUE         DIVIDEND      GAIN
FUND                      12/31/05        AT COST       FROM SALES   (DEPRECIATION)    03/31/06         INCOME      (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class     $   850,068     $ 4,388,740     $(3,737,597)     $     --     $ 1,501,211     $    11,453     $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class         850,068       4,388,740      (3,737,597)                    1,501,211          11,483
===========================================================================================================================
   TOTAL                $ 1,700,136     $ 8,777,480     $(7,475,194)     $     --     $ 3,002,422     $    22,936     $ --
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 3--FUTURES CONTRACTS

On March 31, 2006, $100,824 principal amount of U.S. Goverment obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------
                                                                                        UNREALIZED
                                   NUMBER OF       MONTH/             VALUE           APPRECIATION
            CONTRACT               CONTRACTS     COMMITMENT         03/31/06         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading            4        Mar-07/Long       $   947,950           $ (5,983)
----------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading           13        Dec-06/Long         3,079,213            (28,490)
----------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes            17       June-06/Long         3,465,609             (7,522)
----------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes            13       June-06/Long         1,357,687             (9,088)
----------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes           24       June-06/Long         2,553,375            (35,683)
----------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds            2       June-06/Long           218,313             (3,041)
====================================================================================================
                                                                  $11,622,147           $(89,807)
____________________________________________________________________________________________________
====================================================================================================

                          AIM V.I. BASIC BALANCED FUND

NOTE 4 -- Option Contracts Written

                                    TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------
                                          PUT OPTION CONTRACTS
                                ----------------------------------
                                     NUMBER OF         PREMIUMS
                                     CONTRACTS         RECEIVED
                                ----------------------------------
Beginning of period                     --              $    --
------------------------------------------------------------------
Written                                 10                1,184
------------------------------------------------------------------
Closed                                 (3)                (313)
------------------------------------------------------------------
End of period                            7              $   871
------------------------------------------------------------------

                               OPEN OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
                                  CONTRACT    STRIKE   NUMBER OF    PREMIUMS     VALUE      APPRECIATION
                                   MONTH      PRICE    CONTRACTS    RECEIVED    03/31/06   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
PUTS
U.S. Treasury 10 Year Notes        May-06     $105         3          $454       $234          $ 220
---------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds        May-06      107         4           417        563          (146)
=========================================================================================================
                                                           7           871       $797          $  74
=========================================================================================================

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $10,478,260 and $13,904,887, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 12,881,366
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (2,548,161)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                  $ 10,333,205
========================================================================================
Cost of investments for tax purposes is $95,066,947.

                          AIM V.I. BASIC BALANCED FUND

                           AIM V.I. BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM             VIBVA-QTR-1 3/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-99.68%

ADVERTISING-4.61%

Interpublic Group of Cos., Inc.
  (The)(a)                                           1,904,253       $18,204,659
--------------------------------------------------------------------------------
Omnicom Group Inc.                                     253,616        21,113,532
================================================================================
                                                                      39,318,191
================================================================================

APPAREL RETAIL-1.99%

Gap, Inc. (The)                                        906,850        16,939,958
--------------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY
  BANKS-2.14%

Bank of New York Co., Inc. (The)                       506,450        18,252,458
--------------------------------------------------------------------------------

BREWERS-1.86%

Molson Coors Brewing Co.-Class B                       231,838        15,908,724
--------------------------------------------------------------------------------

BUILDING PRODUCTS-4.05%

American Standard Cos. Inc.                            483,850        20,737,811
--------------------------------------------------------------------------------
Masco Corp.                                            425,000        13,808,250
================================================================================
                                                                      34,546,061
================================================================================

COMPUTER HARDWARE-1.23%

Dell Inc.(a)                                           352,640        10,494,566
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS-2.87%

Cemex S.A. de C.V. -ADR (Mexico)                       374,944        24,476,344
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS-1.62%

Koninklijke (Royal) Philips
  Electronics N.V. -New York
  Shares (Netherlands)                                 410,750        13,821,737
--------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED
  SERVICES-5.26%

Ceridian Corp.(a)                                      519,559        13,222,777
--------------------------------------------------------------------------------
First Data Corp.                                       676,050        31,652,661
================================================================================
                                                                      44,875,438
================================================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-2.04%

Cendant Corp.(a)                                     1,002,803        17,398,632
--------------------------------------------------------------------------------

ENVIRONMENTAL & FACILITIES
  SERVICES-2.65%

Waste Management, Inc.                                 641,150        22,632,595
--------------------------------------------------------------------------------

FOOD RETAIL-3.39%

Kroger Co. (The)(a)                                    845,500        17,214,380
--------------------------------------------------------------------------------
Safeway Inc.                                           465,150        11,684,568
================================================================================
                                                                      28,898,948
================================================================================

GENERAL MERCHANDISE STORES-1.28%

Target Corp.                                           210,600        10,953,306
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-6.19%

Cardinal Health, Inc.                                  528,216        39,362,657
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-(CONTINUED)

McKesson Corp.                                         258,648       $13,483,320
================================================================================
                                                                      52,845,977
================================================================================

HEALTH CARE EQUIPMENT-2.02%

Waters Corp.(a)                                        398,400        17,190,960
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES-1.52%

HCA, Inc.                                              283,100        12,963,149
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-6.10%

General Electric Co.                                   564,100        19,619,398
--------------------------------------------------------------------------------
Tyco International Ltd.                              1,206,850        32,440,128
================================================================================
                                                                      52,059,526
================================================================================

INDUSTRIAL MACHINERY-0.73%

Parker Hannifin Corp.                                   77,650         6,259,367
--------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-4.51%

Merrill Lynch & Co., Inc.                              243,650        19,189,874
--------------------------------------------------------------------------------
Morgan Stanley                                         307,050        19,288,881
================================================================================
                                                                      38,478,755
================================================================================

MANAGED HEALTH CARE-2.80%

UnitedHealth Group Inc.                                427,000        23,852,220
--------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-2.31%

Walt Disney Co. (The)                                  705,523        19,677,036
--------------------------------------------------------------------------------

MULTI-LINE INSURANCE-1.55%

Genworth Financial Inc.-Class A                        394,500        13,188,135
--------------------------------------------------------------------------------

OIL & GAS DRILLING-3.03%

Transocean Inc.(a)                                     322,050        25,860,615
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-5.34%

Halliburton Co.                                        352,400        25,732,248
--------------------------------------------------------------------------------
Weatherford International
  Ltd.(a)                                              433,300        19,823,475
================================================================================
                                                                      45,555,723
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-6.10%

Citigroup Inc.                                         481,850        22,762,594
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   703,690        29,301,652
================================================================================
                                                                      52,064,246
================================================================================

PACKAGED FOODS & MEATS-1.54%

Unilever N.V. (Netherlands)(b)                         189,100        13,108,861
--------------------------------------------------------------------------------

PHARMACEUTICALS-7.87%

Pfizer Inc.                                            697,300        17,376,716
--------------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                             271,028        25,785,796
--------------------------------------------------------------------------------
Wyeth                                                  493,702        23,954,421
================================================================================
                                                                      67,116,933
================================================================================

See accompanying notes which are an integral part of this schedule.

                            AIM V.I. Basic Value Fund
                                                                             F-1

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-2.18%

ACE Ltd.                                               356,950     $  18,564,969
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-1.64%

Novellus Systems, Inc.(a)                              582,910        13,989,840
--------------------------------------------------------------------------------

SPECIALIZED CONSUMER SERVICES-1.12%

H&R Block, Inc.                                        442,500         9,580,125
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE-3.03%

CA, Inc.                                               950,976        25,876,057
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-5.11%

Fannie Mae                                             501,450        25,774,530
--------------------------------------------------------------------------------
MGIC Investment Corp.                                  135,750         9,045,022
--------------------------------------------------------------------------------
Radian Group Inc.                                      146,250         8,811,563
================================================================================
                                                                      43,631,115
================================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $641,536,263)                                            850,380,567
================================================================================

MONEY MARKET FUNDS-0.95%

Liquid Assets Portfolio-Institutional
  Class(c)                                           4,040,858         4,040,858
--------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)                                           4,040,858         4,040,858
================================================================================
    Total Money Market Funds
      (Cost $8,081,716)                                                8,081,716
================================================================================
TOTAL INVESTMENTS-100.63%
  (Cost $649,617,979)                                                858,462,283
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.63)%                                (5,403,574)
================================================================================
NET ASSETS-100.00%                                                 $ 853,058,709
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $38,894,657, which represented 4.56% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

                            AIM V.I. Basic Value Fund
                                                                             F-2

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

                            AIM V.I. Basic Value Fund
                                                                             F-3
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                            AIM V.I. Basic Value Fund
                                                                             F-4

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                                            CHANGE IN
                                                                            UNREALIZED                                   REALIZED
                             VALUE         PURCHASES        PROCEEDS       APPRECIATION       VALUE         DIVIDEND       GAIN
FUND                       12/31/05         AT COST        FROM SALES     (DEPRECIATION)     03/31/06        INCOME       (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class     $  3,971,140     $ 26,172,392     $(26,102,674)     $       --     $  4,040,858     $  82,622     $    --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class        3,971,140       29,172,392      (26,102,674)             --        4,040,858        82,809          --
=================================================================================================================================
   TOTAL                $  7,942,280     $ 52,344,784     $(52,205,348)     $       --     $  8,081,716     $ 165,431     $    --
=================================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $35,133,794 and $57,132,860, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $ 228,480,063
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (21,521,441)
====================================================================================
Net unrealized appreciation of investment securities                   $ 206,958,622
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $651,503,661.

                            AIM V.I. Basic Value Fund
                                                                             F-5

                             AIM V.I. BLUE CHIP FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM             VIBCH-QTR-1  3/06           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-95.59%

ADVERTISING-0.00%

Interpublic Group of Cos., Inc. (The)(a)                  466     $       4,455
===============================================================================

AEROSPACE & DEFENSE-7.01%

Boeing Co. (The)                                       18,935         1,475,604
-------------------------------------------------------------------------------
General Dynamics Corp.                                 23,376         1,495,596
-------------------------------------------------------------------------------
Lockheed Martin Corp.                                  34,286         2,575,907
-------------------------------------------------------------------------------
Northrop Grumman Corp.                                 19,033         1,299,764
-------------------------------------------------------------------------------
Precision Castparts Corp.                              30,114         1,788,772
===============================================================================
                                                                      8,635,643
===============================================================================

APPLICATION SOFTWARE-0.94%

Autodesk, Inc.(a)                                      30,127         1,160,492
===============================================================================

BIOTECHNOLOGY-5.08%

Amgen Inc.(a)                                          30,135         2,192,321
-------------------------------------------------------------------------------
Genentech, Inc.(a)                                     11,326           957,161
-------------------------------------------------------------------------------
Genzyme Corp.(a)                                       11,596           779,483
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                               37,395         2,326,717
===============================================================================
                                                                      6,255,682
===============================================================================

COMMUNICATIONS EQUIPMENT-6.87%

Cisco Systems, Inc.(a)                                 98,144         2,126,781
-------------------------------------------------------------------------------
Motorola, Inc.                                        164,627         3,771,605
-------------------------------------------------------------------------------
Nokia Oyj -ADR (Finland)                               32,993           683,615
-------------------------------------------------------------------------------
QUALCOMM Inc.                                          15,046           761,478
-------------------------------------------------------------------------------
Tellabs, Inc.(a)                                       70,516         1,121,204
===============================================================================
                                                                      8,464,683
===============================================================================

COMPUTER HARDWARE-2.81%

Apple Computer, Inc.(a)                                34,389         2,156,878
-------------------------------------------------------------------------------
Dell Inc.(a)                                           33,386           993,567
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                     9,403           309,359
===============================================================================
                                                                      3,459,804
===============================================================================

COMPUTER STORAGE & PERIPHERALS-1.08%

EMC Corp.(a)                                           52,357           713,626
-------------------------------------------------------------------------------
Seagate Technology                                     23,465           617,833
===============================================================================
                                                                      1,331,459
===============================================================================

CONSTRUCTION & ENGINEERING-0.80%

McDermott International, Inc.(a)                       18,075           984,184
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.29%

Joy Global Inc.                                        21,281         1,271,966
-------------------------------------------------------------------------------
Komatsu, Ltd. (Japan)(b)                               81,000         1,545,629
===============================================================================
                                                                      2,817,595
===============================================================================

CONSUMER ELECTRONICS-1.54%

Koninklijke (Royal) Philips
  Electronics N.V. -New York
  Shares (Netherlands)                                 18,338       $   617,074
-------------------------------------------------------------------------------
CONSUMER ELECTRONICS-(CONTINUED)

Matsushita Electric Industrial
  Co., Ltd. (Japan)(b)                                 58,000         1,285,073
===============================================================================
                                                                      1,902,147
===============================================================================

CONSUMER FINANCE-1.73%

Orix Corp. (Japan)(b)                                   3,500         1,084,861
-------------------------------------------------------------------------------
SLM Corp.                                              20,051         1,041,449
===============================================================================
                                                                      2,126,310
===============================================================================

DEPARTMENT STORES-3.30%

J.C. Penney Co., Inc.                                  24,987         1,509,465
-------------------------------------------------------------------------------
Nordstrom, Inc.                                        65,228         2,555,633
===============================================================================
                                                                      4,065,098
===============================================================================

DIVERSIFIED BANKS-1.16%

Unibanco-Uniao de Bancos
  Brasileiros S.A. -ADR (Brazil)                       19,297         1,426,241
===============================================================================

DIVERSIFIED METALS & MINING-1.36%

Phelps Dodge Corp.                                     20,798         1,674,863
===============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.53%

Agilent Technologies, Inc.(a)                          17,559           659,341
===============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Jabil Circuit, Inc.(a)                                 15,548           666,387
===============================================================================

GENERAL MERCHANDISE STORES-0.87%

Target Corp.                                           20,515         1,066,985
===============================================================================

HEALTH CARE DISTRIBUTORS-0.98%

AmerisourceBergen Corp.                                25,000         1,206,750
===============================================================================

HEALTH CARE SERVICES-1.52%

Express Scripts, Inc.(a)                               12,709         1,117,121
-------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                        13,305           761,312
===============================================================================
                                                                      1,878,433
===============================================================================

HEALTH CARE SUPPLIES-1.80%

Alcon, Inc.                                            21,305         2,221,259
===============================================================================

HEAVY ELECTRICAL EQUIPMENT-1.17%

ABB Ltd. (Switzerland)(a)(b)                          114,621         1,444,581
===============================================================================

HOME ENTERTAINMENT SOFTWARE-0.51%

Electronic Arts Inc.(a)                                11,600           634,752
===============================================================================

HOME IMPROVEMENT RETAIL-0.82%

Home Depot, Inc. (The)                                 23,940         1,012,662
===============================================================================

HOUSEHOLD PRODUCTS-0.99%

Procter & Gamble Co. (The)                             21,075         1,214,342
===============================================================================

INTEGRATED OIL & GAS-2.37%

ConocoPhillips                                         33,409         2,109,778
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                              8,707           806,704
===============================================================================
                                                                      2,916,482
===============================================================================

                             AIM V.I. BLUE CHIP FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-3.50%

eBay Inc.(a)                                           23,322      $    910,957
-------------------------------------------------------------------------------
Google Inc.-Class A(a)                                  4,187         1,632,930
-------------------------------------------------------------------------------
Yahoo! Inc.(a)                                         54,804         1,767,977
===============================================================================
                                                                      4,311,864
===============================================================================

INVESTMENT BANKING & BROKERAGE-6.70%

Goldman Sachs Group, Inc. (The)                        26,680         4,187,693
-------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                          20,288         2,932,225
-------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                           66,191         1,139,147
===============================================================================
                                                                      8,259,065
===============================================================================

IT CONSULTING & OTHER SERVICES-0.70%

Accenture Ltd.-Class A(a)                              28,733           864,001
===============================================================================

LIFE & HEALTH INSURANCE-1.76%

MetLife, Inc.                                          11,991           580,005
-------------------------------------------------------------------------------
Prudential Financial, Inc.                             21,019         1,593,450
===============================================================================
                                                                      2,173,455
===============================================================================

MANAGED HEALTH CARE-10.01%

Aetna Inc.                                             73,568         3,615,131
-------------------------------------------------------------------------------
CIGNA Corp.                                            14,477         1,890,986
-------------------------------------------------------------------------------
Health Net Inc.(a)                                     12,757           648,311
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                77,662         4,338,199
-------------------------------------------------------------------------------
WellPoint Inc.(a)                                      23,767         1,840,279
===============================================================================
                                                                     12,332,906
===============================================================================

MULTI-LINE INSURANCE-0.52%

Hartford Financial Services Group, Inc. (The)           7,888           635,378
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.53%

Devon Energy Corp.                                     10,641           650,910
===============================================================================

OIL & GAS REFINING & MARKETING-1.77%

Valero Energy Corp.                                    36,397         2,175,813
===============================================================================

PHARMACEUTICALS-5.09%

Allergan, Inc.                                         11,866         1,287,461
-------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                           14,892           937,898
-------------------------------------------------------------------------------
Johnson & Johnson                                       9,403           556,846
-------------------------------------------------------------------------------
Novartis A.G. -ADR (Switzerland)                       32,278         1,789,492
-------------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)                       11,417         1,699,678
===============================================================================
                                                                      6,271,375
===============================================================================

PROPERTY & CASUALTY INSURANCE-0.39%

Allstate Corp. (The)                                    9,134           475,973
===============================================================================

RAILROADS--2.69%

Burlington Northern Santa Fe Corp.                     39,795         3,316,117
===============================================================================

RESTAURANTS-1.81%

Darden Restaurants, Inc.                               14,795      $    607,039
-------------------------------------------------------------------------------
Yum! Brands, Inc.                                      33,357         1,629,823
===============================================================================
                                                                      2,236,862
===============================================================================

SEMICONDUCTOR EQUIPMENT-0.82%

Lam Research Corp.(a)                                  23,593         1,014,499
===============================================================================

SEMICONDUCTORS--5.13%

Analog Devices, Inc.                                   29,119         1,114,967
-------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)                40,883         1,135,321
-------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                       28,044         1,517,180
-------------------------------------------------------------------------------
Microchip Technology Inc.                              14,047           509,906
-------------------------------------------------------------------------------
NVIDIA Corp.(a)                                        23,439         1,342,117
-------------------------------------------------------------------------------
Texas Instruments Inc.                                 21,762           706,612
===============================================================================
                                                                      6,326,103
===============================================================================

SOFT DRINKS-1.22%

PepsiCo, Inc.                                          25,922         1,498,032
===============================================================================

SPECIALIZED FINANCE-0.84%

Moody's Corp.                                          14,558         1,040,315
===============================================================================

SYSTEMS SOFTWARE-2.56%

Microsoft Corp.                                        83,079         2,260,580
-------------------------------------------------------------------------------
Red Hat, Inc.(a)                                       31,797           889,680
===============================================================================
                                                                      3,150,260
===============================================================================

THRIFTS & MORTGAGE FINANCE-1.04%

MGIC Investment Corp.                                  19,243         1,282,161
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.44%

America Movil S.A. de
  C.V.-Series L -ADR (Mexico)                          15,705           538,053
-------------------------------------------------------------------------------
    Total Common Stocks & Other Equity
      Interests (Cost $102,877,122)                                 117,783,772
===============================================================================

MONEY MARKET FUNDS-4.48%

Liquid Assets
  Portfolio-Institutional Class(c)                  2,758,564         2,758,564
===============================================================================
STIC Prime
  Portfolio-Institutional Class(c)                  2,758,564         2,758,564
===============================================================================
    Total Money Market Funds                                          5,517,128
      (Cost $5,517,128)
===============================================================================
TOTAL INVESTMENTS-100.07%
  (Cost $108,394,250)                                               123,300,900
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.07)%                                   (81,428)
===============================================================================
NET ASSETS-100.00%                                                 $123,219,472
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR        -American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $5,360,144, which represented 4.35% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

                             AIM V.I. BLUE CHIP FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair


                             AIM V.I. BLUE CHIP FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


                             AIM V.I. BLUE CHIP FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                                      CHANGE IN
                                                                      UNREALIZED                              REALIZED
                           VALUE      PURCHASES      PROCEEDS        APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                     12/31/05      AT COST      FROM SALES      (DEPRECIATION)     03/31/06     INCOME     (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $ 1,770,954  $  8,006,744   $  (7,019,134)       $ --        $ 2,758,564    $ 25,416     $ --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class      1,770,954     8,006,744      (7,019,134)         --          2,758,564      25,491       --
======================================================================================================================
   TOTAL               $ 3,541,908  $ 16,013,488   $ (14,038,268)       $ --        $ 5,517,128    $ 50,907     $ --
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $40,668,151 and $49,294,198, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  15,410,783
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,998,075)
===============================================================================
Net unrealized appreciation of investment securities              $  13,412,708
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $109,888,192.


                             AIM V.I. BLUE CHIP FUND

NOTE 4--SIGNIFICANT EVENT

The Board of Trustees of AIM Variable Insurance Funds (the "Trust") unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which AIM V.I. Blue Chip Fund (the "Fund") would transfer all of its assets to AIM V.I. Large Cap Growth Fund ("Buying Fund"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund received a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund ceased operations.

         The Plan of Reorganization required approval of the Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on April 4, 2006 and the Plan was approved. As of the close of business on June 9, 2006, the Selling Fund will close to new investors. The Reorganization will be completed on June 12, 2006.

                             AIM V.I. BLUE CHIP FUND

                       AIM V.I. CAPITAL APPRECIATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM             VICAP-QTR-1 3/06             A I M Advisors, Inc.

AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                      SHARES          VALUE
                                                    ----------   --------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS-
   88.49%
ADVERTISING-0.00%
Interpublic Group of Cos., Inc. (The)(a)                 1,152   $       11,013
                                                    ----------   --------------
AEROSPACE & DEFENSE-2.55%
Boeing Co. (The)                                       178,481       13,909,024
                                                    ----------   --------------
General Dynamics Corp.                                 150,000        9,597,000
                                                    ----------   --------------
Precision Castparts Corp.                              130,000        7,722,000
                                                    ----------   --------------
                                                                     31,228,024
                                                                 --------------
APPAREL RETAIL-1.07%
AnnTaylor Stores Corp.(a)                              190,000        6,990,100
                                                    ----------   --------------
Chico's FAS, Inc.(a)                                   150,000        6,096,000
                                                    ----------   --------------
                                                                     13,086,100
                                                                 --------------
APPLICATION SOFTWARE-2.79%
Amdocs Ltd.(a)                                         624,651       22,524,915
                                                    ----------   --------------
BEA Systems, Inc.(a)                                   525,000        6,893,250
                                                    ----------   --------------
Hyperion Solutions Corp.(a)                            145,000        4,727,000
                                                    ----------   --------------
                                                                     34,145,165
                                                                 --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.04%
Franklin Resources, Inc.                                64,902        6,116,364
                                                    ----------   --------------
Janus Capital Group Inc.                               285,000        6,603,450
                                                    ----------   --------------
                                                                     12,719,814
                                                                 --------------
BIOTECHNOLOGY-3.66%
Amgen Inc.(a)                                          102,700        7,471,425
                                                    ----------   --------------
Cephalon, Inc.(a)(b)                                   101,000        6,085,250
                                                    ----------   --------------
Genentech, Inc.(a)                                      66,849        5,649,409
                                                    ----------   --------------
Gilead Sciences, Inc.(a)                               294,229       18,306,928
                                                    ----------   --------------
PDL BioPharma Inc.(a)                                  221,811        7,275,401
                                                    ----------   --------------
                                                                     44,788,413
                                                                 --------------
COMMUNICATIONS EQUIPMENT-5.99%
Cisco Systems, Inc.(a)                               1,300,000       28,171,000
                                                    ----------   --------------
Harris Corp.                                           135,000        6,384,150
                                                    ----------   --------------
QUALCOMM Inc.                                          450,000       22,774,500
                                                    ----------   --------------
Redback Networks Inc.(a)(b)                            334,736        7,260,424
                                                    ----------   --------------
Tellabs, Inc.(a)                                       555,215        8,827,918
                                                    ----------   --------------
                                                                     73,417,992
                                                                 --------------
COMPUTER & ELECTRONICS RETAIL-0.57%
Best Buy Co., Inc.                                     125,000        6,991,250
                                                    ----------   --------------
COMPUTER HARDWARE-2.99%
Apple Computer, Inc.(a)                                440,000       27,596,800
                                                    ----------   --------------
Dell Inc.(a)                                           302,877        9,013,620
                                                    ----------   --------------
                                                                     36,610,420
                                                                 --------------
COMPUTER STORAGE & PERIPHERALS-1.78%
EMC Corp.(a)                                         1,301,000       17,732,630
                                                    ----------   --------------

                                                      SHARES          VALUE
                                                    ----------   --------------
COMPUTER STORAGE & PERIPHERALS-(CONTINUED)
Western Digital Corp.(a)                               210,000   $    4,080,300
                                                    ----------   --------------
                                                                     21,812,930
                                                                 --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-
   1.78%
Caterpillar Inc.                                        62,000        4,452,220
                                                    ----------   --------------
Joy Global Inc.                                        175,000       10,459,750
                                                    ----------   --------------
Oshkosh Truck Corp.                                    110,000        6,846,400
                                                    ----------   --------------
                                                                     21,758,370
                                                                 --------------
CONSUMER ELECTRONICS-1.73%
Garmin Ltd.(b)                                         108,170        8,591,943
                                                    ----------   --------------
Harman International Industries, Inc.(b)               114,000       12,668,820
                                                    ----------   --------------
                                                                     21,260,763
                                                                 --------------
CONSUMER FINANCE-1.37%
American Express Co.                                   113,137        5,945,349
                                                    ----------   --------------
SLM Corp.                                              209,273       10,869,640
                                                    ----------   --------------
                                                                     16,814,989
                                                                 --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.44%
Electronic Data Systems Corp.                          200,000        5,366,000
                                                    ----------   --------------
DEPARTMENT STORES-1.69%
Federated Department Stores, Inc.                      180,000       13,140,000
                                                    ----------   --------------
J.C. Penney Co., Inc.                                  124,396        7,514,762
                                                    ----------   --------------
                                                                     20,654,762
                                                                 --------------
DIVERSIFIED METALS & MINING-0.89%
Phelps Dodge Corp.                                     136,000       10,952,080
                                                    ----------   --------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.76%
Emerson Electric Co.                                   160,000       13,380,800
                                                    ----------   --------------
Rockwell Automation, Inc.                              113,579        8,167,466
                                                    ----------   --------------
                                                                     21,548,266
                                                                 --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.66%
Agilent Technologies, Inc.(a)                          216,341        8,123,605
                                                    ----------   --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.80%
Monsanto Co.                                           116,000        9,831,000
                                                    ----------   --------------
GENERAL MERCHANDISE STORES-0.87%
Target Corp.                                           205,000       10,662,050
                                                    ----------   --------------
HEALTH CARE EQUIPMENT-2.38%
Medtronic, Inc.                                        155,000        7,866,250
                                                    ----------   --------------
St. Jude Medical, Inc.(a)                              220,000        9,020,000
                                                    ----------   --------------
Varian Medical Systems, Inc.(a)                        217,833       12,233,501
                                                    ----------   --------------
                                                                     29,119,751
                                                                 --------------
HEALTH CARE SERVICES-2.08%
Caremark Rx, Inc.(a)                                   310,000       15,245,800
                                                    ----------   --------------

AIM V.I. CAPITAL APPRECIATION FUND

                                                      SHARES          VALUE
                                                    ----------   --------------
HEALTH CARE SERVICES-(CONTINUED)
Omnicare, Inc.                                         185,500   $   10,200,645
                                                    ----------   --------------
                                                                     25,446,445
                                                                 --------------
HEALTH CARE SUPPLIES-1.64%
Alcon, Inc.                                            193,000       20,122,180
                                                    ----------   --------------
HOME ENTERTAINMENT SOFTWARE-0.87%
Electronic Arts Inc.(a)                                194,706       10,654,312
                                                    ----------   --------------
HOUSEHOLD PRODUCTS-0.94%
Procter & Gamble Co. (The)                             200,000       11,524,000
                                                    ----------   --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.99%
Robert Half International Inc.(b)                      313,694       12,111,725
                                                    ----------   --------------
INDUSTRIAL CONGLOMERATES-2.00%
Textron Inc.                                           262,255       24,491,994
                                                    ----------   --------------
INDUSTRIAL MACHINERY-0.85%
Parker Hannifin Corp.                                  129,804       10,463,500
                                                    ----------   --------------
INTEGRATED OIL & GAS-1.74%
ConocoPhillips                                         100,000        6,315,000
                                                    ----------   --------------
Occidental Petroleum Corp.                             162,483       15,054,050
                                                    ----------   --------------
                                                                     21,369,050
                                                                 --------------
INTERNET SOFTWARE & SERVICES-3.93%
eBay Inc.(a)                                           481,047       18,789,696
                                                    ----------   --------------
Google Inc.-Class A(a)                                  52,000       20,280,000
                                                    ----------   --------------
Yahoo! Inc.(a)                                         280,000        9,032,800
                                                    ----------   --------------
                                                                     48,102,496
                                                                 --------------
INVESTMENT BANKING & BROKERAGE-3.97%
Goldman Sachs Group, Inc. (The)                        118,987       18,676,200
                                                    ----------   --------------
Merrill Lynch & Co., Inc.                              166,875       13,143,075
                                                    ----------   --------------
Schwab (Charles) Corp. (The)                           975,000       16,779,750
                                                    ----------   --------------
                                                                     48,599,025
                                                                 --------------
MANAGED HEALTH CARE-5.76%
Aetna Inc.                                             550,000       27,027,000
                                                    ----------   --------------
CIGNA Corp.                                            185,000       24,164,700
                                                    ----------   --------------
UnitedHealth Group Inc.                                100,000        5,586,000
                                                    ----------   --------------
WellPoint, Inc.(a)                                     178,000       13,782,540
                                                    ----------   --------------
                                                                     70,560,240
                                                                 --------------
MULTI-LINE INSURANCE-0.60%
Assurant, Inc.                                         150,000        7,387,500
                                                    ----------   --------------
OIL & GAS DRILLING-1.62%
ENSCO International Inc.                               220,000       11,319,000
                                                    ----------   --------------
GlobalSantaFe Corp.                                    140,000        8,505,000
                                                    ----------   --------------
                                                                     19,824,000
                                                                 --------------
OIL & GAS EQUIPMENT & SERVICES-1.70%
Baker Hughes Inc.                                      153,000       10,465,200
                                                    ----------   --------------
National-Oilwell Varco Inc.(a)                         162,255       10,403,791
                                                    ----------   --------------
                                                                     20,868,991
                                                                 --------------

                                                      SHARES          VALUE
                                                    ----------   --------------
OIL & GAS EXPLORATION & PRODUCTION-2.00%
Apache Corp.                                           129,804   $    8,503,460
                                                    ----------   --------------
Devon Energy Corp.                                     173,072       10,586,814
                                                    ----------   --------------
Newfield Exploration Co.(a)                            129,804        5,438,788
                                                    ----------   --------------
                                                                     24,529,062
                                                                 --------------
OIL & GAS REFINING & MARKETING-0.85%
Valero Energy Corp.                                    175,000       10,461,500
                                                    ----------   --------------
PACKAGED FOODS & MEATS-0.45%
Kellogg Co.                                            124,868        5,499,187
                                                    ----------   --------------
PHARMACEUTICALS-2.31%
Allergan, Inc.                                          60,000        6,510,000
                                                    ----------   --------------
Johnson & Johnson                                      160,000        9,475,200
                                                    ----------   --------------
Medicis Pharmaceutical Corp.-ClassA(b)                 171,140        5,579,164
                                                    ----------   --------------
Wyeth                                                  139,064        6,747,385
                                                    ----------   --------------
                                                                     28,311,749
                                                                 --------------
PROPERTY & CASUALTY INSURANCE-0.92%
Allstate Corp. (The)                                   216,341       11,273,530
                                                    ----------   --------------
RAILROADS-1.84%
Burlington Northern Santa Fe Corp                      270,000       22,499,100
                                                    ----------   --------------
SEMICONDUCTOR EQUIPMENT-0.55%
KLA-Tencor Corp.                                       140,621        6,800,432
                                                    ----------   --------------
SEMICONDUCTORS-8.24%
Analog Devices, Inc.                                   605,000       23,165,450
                                                    ----------   --------------
Freescale Semiconductor Inc.-Class B(a)                680,000       18,883,600
                                                    ----------   --------------
Integrated Device Technology, Inc.(a)                  345,704        5,137,161
                                                    ----------   --------------
Marvell Technology Group Ltd.(a)                       247,926       13,412,797
                                                    ----------   --------------
Microchip Technology Inc.                              649,033       23,559,898
                                                    ----------   --------------
NVIDIA Corp.(a)                                        145,000        8,302,700
                                                    ----------   --------------
PMC-Sierra, Inc.(a)(b)                                 687,232        8,446,081
                                                    ----------   --------------
                                                                    100,907,687
                                                                 --------------
SOFT DRINKS-0.59%
PepsiCo, Inc.                                          125,564        7,256,344
                                                    ----------   --------------
SPECIALIZED FINANCE-0.40%
Chicago Mercantile Exchange Holdings Inc.               11,019        4,931,003
                                                    ----------   --------------
SPECIALTY STORES-2.80%
Office Depot, Inc.(a)                                  590,000       21,971,600
                                                    ----------   --------------
Tiffany & Co.                                          330,000       12,388,200
                                                    ----------   --------------
                                                                     34,359,800
                                                                 --------------
SYSTEMS SOFTWARE-1.50%
Microsoft Corp.                                        340,000        9,251,400
                                                    ----------   --------------
Red Hat, Inc.(a)                                       325,000        9,093,500
                                                    ----------   --------------
                                                                     18,344,900
                                                                 --------------

See accompanying notes which are an integral part of this schedule

AIM V.I. CAPITAL APPRECIATION FUND

                                                      SHARES          VALUE
                                                    ----------   --------------
TRADING COMPANIES & DISTRIBUTORS-0.54%
WESCO International, Inc.(a)                            96,710   $    6,577,247
                                                    ----------   --------------
   Total Domestic Common Stocks & Other Equity
      Interests (Cost $820,649,048)                               1,084,179,756
                                                                 --------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-10.75%
AUSTRALIA-0.57%
BHP Billiton Ltd. (Diversified Metals & Mining)
   (c)                                                 350,000        6,973,384
                                                    ----------   --------------
BRAZIL-0.79%
Companhia Vale do Rio Doce -ADR (Steel) (b)            200,000        9,706,000
                                                    ----------   --------------
FINLAND-1.49%
Nokia Oyj -ADR (Communications Equipment) (b)          880,000       18,233,600
                                                    ----------   --------------
ISRAEL-0.75%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                   224,839        9,258,870
                                                    ----------   --------------
JAPAN-2.80%
Komatsu Ltd. (Construction & Farm Machinery &
   Heavy Trucks) (c)                                   428,000        8,167,028
                                                    ----------   --------------
Matsushita Electric Industrial Co., Ltd.
   (Consumer Electronics) (c)                          288,000        6,381,055
                                                    ----------   --------------
Matsushita Electric Industrial Co., Ltd. -ADR
   (Consumer Electronics)                               34,500          763,830
                                                    ----------   --------------
Millea Holdings, Inc. (Property & Casualty
   Insurance) (c)                                          380        7,500,005
                                                    ----------   --------------
Mitsui O.S.K. Lines, Ltd. (Marine) (b)(c)            1,140,000        7,713,167
                                                    ----------   --------------
Mitsui Sumitomo Insurance Co., Ltd. (Property &
   Casualty Insurance)                                 278,000        3,781,300
                                                    ----------   --------------
                                                                     34,306,385
                                                                 --------------
NETHERLANDS-0.73%
ASML Holding N.V. -New York Shares (Semiconductor
   Equipment) (a)                                      440,000        8,962,800
                                                    ----------   --------------
SOUTH KOREA-0.70%
Kookmin Bank (Diversified Banks) (c)                   100,000        8,584,941
                                                    ----------   --------------
SWITZERLAND-2.39%
ABB Ltd. (Heavy Electrical
  Equipment) (a)(c)                                  1,175,000       14,808,657
                                                    ----------   --------------
Roche Holding A.G (Pharmaceuticals)                     97,000       14,440,635
                                                    ----------   --------------
                                                                     29,249,292
                                                                 --------------
UNITED KINGDOM-0.53%
Rio Tinto PLC (Diversified Metals
  & Mining) (c)                                        125,000        6,443,605
                                                    ----------   --------------
    Total Foreign Stocks & Other Equity Interests
      (Cost $108,253,852)                                           131,718,877

                                                                 --------------

                                                      SHARES          VALUE
                                                    ----------   --------------
MONEY MARKET FUNDS-1.09%
Liquid Assets Portfolio-Institutional Class(d)       6,670,174   $    6,670,174
                                                    ----------   --------------
STIC Prime Portfolio-Institutional Class(d)          6,670,174        6,670,174
                                                    ----------   --------------
   Total Money Market Funds (Cost $13,340,348)                       13,340,348
                                                                 --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   loaned)-100.33% (Cost $942,243,248)                            1,229,238,981
                                                                 --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-5.10%
Liquid Assets Portfolio-Institutional Class(d)(e)   62,498,685       62,498,685
                                                    ----------   --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $62,498,685)                                             62,498,685
                                                                 --------------
TOTAL INVESTMENTS-105.43%
   (Cost $1,004,741,933)                                          1,291,737,666
                                                                 --------------
OTHER ASSETS LESS LIABILITIES-(5.43)%                               (66,532,708)
                                                                 --------------
NET ASSETS-100.00%                                               $1,225,204,958
                                                                 ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan at March 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $66,571,842, which represented 5.43% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule

AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM V.I. CAPITAL APPRECIATION FUND

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. CAPITAL APPRECIATION FUND

NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                               CHANGE IN
                                                              UNREALIZED                              REALIZED
                   VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND              12/31/05      AT COST         SALES       (DEPRECIATION)     03/31/06     INCOME     (LOSS)
----            -----------   -----------   -------------   --------------   -----------   --------   --------
Liquid Assets
Portfolio -
Institutional
Class           $14,102,149   $40,064,084   $(47,496,059)         $--        $ 6,670,174   $ 95,388      $--

STIC Prime
Portfolio -
Institutional
Class            14,102,149    40,064,084    (47,496,059)          --          6,670,174     95,670       --
                -----------   -----------   ------------          ---        -----------   --------      ---
   SUBTOTAL     $28,204,298   $80,128,168   $(94,992,118)         $--        $13,340,348   $191,058      $--
                ===========   ===========   ============          ===        ===========   ========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                               CHANGE IN
                                                               UNREALIZED                              REALIZED
                   VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND              12/31/05       AT COST         SALES       (DEPRECIATION)     03/31/06     INCOME     (LOSS)
----            -----------   ------------   -------------   --------------   -----------   --------   --------
Liquid Assets
Portfolio -
Institutional
Class           $66,155,830   $ 70,095,425   $ (73,752,570)        $--        $62,498,685   $ 45,202      $--
                -----------   ------------   -------------         ---        -----------   --------      ---
   TOTAL        $94,360,128   $150,223,593   $(168,744,688)        $--        $75,839,033   $236,260      $--
                ===========   ============   =============         ===        ===========   ========      ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

          At March 31, 2006, securities with an aggregate value of $60,749,045 were on loan to brokers. The loans were secured by cash collateral of $62,498,685 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $45,202 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $300,042,253 and $281,318,264, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $289,365,522
Aggregate unrealized (depreciation) of investment securities     (9,196,621)
                                                               ------------
Net unrealized appreciation of investment securities           $280,168,901
                                                               ============
Cost of investments for tax purposes is $1,011,568,765.

NOTE 5 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Variable Insurance Funds (the "Trust") unanimously approved, on November 14, 2005 a Plan of Reorganization pursuant to which AIM V.I. Capital Appreciation Fund (the "Fund") would acquire all of the assets of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund ("Selling Funds"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of Selling Funds received a corresponding class of shares of the Fund in exchange for their shares of Selling Funds, and Selling Funds ceased operations.

          The Plan of Reorganization required approval of Selling Funds shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on April 4, 2006 and the Plan was approved. As of the close of business on April 28, 2006, the Selling Funds were closed to new investors. The Reorganization was completed on May 1, 2006.

                       AIM V.I. CAPITAL DEVELOPMENT FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM             VICDV-QTR-1 3/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-96.35%

ADVERTISING-1.04%

Clear Channel Outdoor Holdings,
  Inc.-Class A(a)                                      101,051       $ 2,369,646
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE-1.02%

Precision Castparts Corp.                               38,995         2,316,303
--------------------------------------------------------------------------------

AGRICULTURAL PRODUCTS-0.79%

Archer-Daniels-Midland Co.                              53,648         1,805,255
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS-1.19%

Robinson (C.H.) Worldwide, Inc.                         55,200         2,709,768
--------------------------------------------------------------------------------

APPAREL RETAIL-2.15%

AnnTaylor Stores Corp.(a)                               60,625         2,230,394
--------------------------------------------------------------------------------
DSW Inc.-Class A(a)                                     27,539           862,521
--------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                               73,548         1,804,868
================================================================================
                                                                       4,897,783
================================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS-1.39%

Coach, Inc.(a)                                          27,300           944,034
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                 36,649         2,221,296
================================================================================
                                                                       3,165,330
================================================================================

APPLICATION SOFTWARE-5.20%

Amdocs Ltd.(a)                                          77,771         2,804,422
--------------------------------------------------------------------------------
Business Objects S.A. -ADR
  (France)(a)                                           52,805         1,925,798
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                        123,301         2,279,835
--------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                 69,145         2,620,596
--------------------------------------------------------------------------------
TIBCO Software Inc.(a)                                 261,713         2,187,921
================================================================================
                                                                      11,818,572
================================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS-0.91%

Legg Mason, Inc.                                        16,600         2,080,478
--------------------------------------------------------------------------------

AUTOMOTIVE RETAIL-1.12%

Advance Auto Parts, Inc.                                61,329         2,553,740
--------------------------------------------------------------------------------

BIOTECHNOLOGY-1.86%

Celgene Corp.(a)                                        31,200         1,379,664
--------------------------------------------------------------------------------
Cephalon, Inc.(a)                                       32,000         1,928,000
--------------------------------------------------------------------------------
CV Therapeutics, Inc.(a)                                41,414           914,421
================================================================================
                                                                       4,222,085
================================================================================

BROADCASTING & CABLE TV-0.50%

Univision Communications
  Inc.-Class A(a)                                       33,075         1,140,095
--------------------------------------------------------------------------------

CASINOS & GAMING-2.15%

Harrah's Entertainment, Inc.                            30,561         2,382,535
--------------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                       71,228         2,502,240
================================================================================
                                                                       4,884,775
================================================================================

                                                        Shares         Values
                                                     -----------    ------------
COAL & CONSUMABLE FUELS-0.94%

Aventine Renewable Energy
  Holdings, Inc. (Acquired
  12/12/05-02/09/06; Cost
  $1,371,688)(a)(b)(c)                                  99,188         2,132,542
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.88%

ADC Telecommunications, Inc.(a)                         42,434         1,085,886
--------------------------------------------------------------------------------
Harris Corp.                                            43,405         2,052,622
--------------------------------------------------------------------------------
Tekelec(a)                                              81,601         1,128,542
================================================================================
                                                                       4,267,050
================================================================================

COMPUTER STORAGE & PERIPHERALS-0.54%

Network Appliance, Inc.(a)                              34,039         1,226,425
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING-1.58%

Chicago Bridge & Iron Co. N.V
  -New York Shares                                      44,707         1,072,968
--------------------------------------------------------------------------------
Foster Wheeler Ltd.(a)                                  29,664         1,403,404
--------------------------------------------------------------------------------
Washington Group International,
  Inc.(a)                                               19,575         1,123,409
================================================================================
                                                                       3,599,781
================================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-3.06%

Cummins Inc.                                            11,441         1,202,449
--------------------------------------------------------------------------------
Joy Global Inc.                                         31,266         1,868,769
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                               42,590         3,882,078
================================================================================
                                                                       6,953,296
================================================================================

CONSUMER ELECTRONICS-0.93%

Harman International
  Industries, Inc.                                      18,953         2,106,247
--------------------------------------------------------------------------------

CONSUMER FINANCE-1.33%

AmeriCredit Corp.(a)                                    98,050         3,013,077
--------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED
  SERVICES-2.35%

Alliance Data Systems Corp.(a)                          67,392         3,151,924
--------------------------------------------------------------------------------
Fidelity National Information
  Services, Inc.                                        54,100         2,193,755
================================================================================
                                                                       5,345,679
================================================================================

DIVERSIFIED CHEMICALS-0.51%

Ashland Inc.                                            16,169         1,149,293
--------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-2.55%

Corrections Corp. of America(a)                         54,800         2,476,960
--------------------------------------------------------------------------------
Global Cash Access, Inc.(a)                             40,880           716,218
--------------------------------------------------------------------------------
IHS Inc.- Class A(a)                                    95,289         2,606,154
================================================================================
                                                                       5,799,332
================================================================================

DIVERSIFIED METALS & MINING-1.09%

Phelps Dodge Corp.                                      30,811         2,481,210
--------------------------------------------------------------------------------

DRUG RETAIL-1.00%

Shoppers Drug Mart Corp.
  (Canada)                                              59,600         2,268,751
--------------------------------------------------------------------------------


                        AIM V.I. Capital Development Fund
                                                                             F-1

                                                         SHARES          VALUE
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS &
  EQUIPMENT-1.06%

Cooper Industries, Ltd.-Class A                          27,700       $2,407,130
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
  MANUFACTURERS-1.06%

Amphenol Corp.-Class A                                   46,160        2,408,629
--------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING
  SERVICES-0.72%

Molex Inc.                                               28,993          962,567
--------------------------------------------------------------------------------
Molex Inc.-Class A                                       22,780          677,022
================================================================================
                                                                       1,639,589
================================================================================

GAS UTILITIES-0.44%

Questar Corp.                                            14,163          992,118
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-0.98%

Schein (Henry), Inc.(a)                                  46,643        2,232,334
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-2.31%

Hologic, Inc.(a)                                         16,500          913,275
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                        88,000        2,065,360
--------------------------------------------------------------------------------
Thermo Electron Corp.(a)                                 61,300        2,273,617
================================================================================
                                                                       5,252,252
================================================================================

HEALTH CARE FACILITIES-1.40%

Community Health Systems,
  Inc.(a)                                                44,000        1,590,600
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc.(a)                           48,000        1,590,240
================================================================================
                                                                       3,180,840
================================================================================

HEALTH CARE SERVICES-4.34%

Cerner Corp.(a)(d)                                       25,622        1,215,764
--------------------------------------------------------------------------------
Covance Inc.(a)                                          40,000        2,350,000
--------------------------------------------------------------------------------
DaVita, Inc.(a)                                          40,000        2,408,400
--------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                          33,300        1,905,426
--------------------------------------------------------------------------------
Omnicare, Inc.                                           36,000        1,979,640
================================================================================
                                                                       9,859,230
================================================================================

HOTELS, RESORTS & CRUISE LINES-1.96%

Hilton Hotels Corp.                                      87,700        2,232,842
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.(e)                                     32,796        2,221,273
================================================================================
                                                                       4,454,115
================================================================================

HOUSEWARES & SPECIALTIES-1.18%

Jarden Corp.(a)                                          81,389        2,673,629
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY-0.98%

ITT Industries, Inc.                                     39,710        2,232,496
--------------------------------------------------------------------------------

INSURANCE BROKERS-0.65%

National Financial Partners
  Corp                                                   26,075        1,473,759
--------------------------------------------------------------------------------

                                                        Shares           Value
                                                      ---------        ---------
INTEGRATED TELECOMMUNICATION
  SERVICES-0.93%

Qwest Communications
  International Inc.(a)                                 309,573        2,105,096
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-0.28%

Websense, Inc.(a)                                        23,199          639,828
--------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.99%

Schwab (Charles) Corp. (The)                            131,025        2,254,940
--------------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES-1.01%

Cognizant Technology Solutions
  Corp.-Class A(a)                                       38,778        2,306,903
--------------------------------------------------------------------------------

LEISURE PRODUCTS-1.11%

SCP Pool Corp.                                           53,629        2,515,736
--------------------------------------------------------------------------------

MANAGED HEALTH CARE-3.25%

Aveta, Inc. (Acquired
  12/21/05-02/21/06; Cost
  $2,222,700)(a)(b)(c)                                  161,174        2,619,078
--------------------------------------------------------------------------------
CIGNA Corp.                                              16,300        2,129,106
--------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                            28,500        1,538,430
--------------------------------------------------------------------------------
Humana Inc.(a)                                           21,100        1,110,915
================================================================================
                                                                       7,397,529
================================================================================

OIL & GAS DRILLING-2.46%

ENSCO International Inc.                                 22,000        1,131,900
--------------------------------------------------------------------------------
Noble Corp.                                              27,800        2,254,580
--------------------------------------------------------------------------------
Todco-Class A                                            56,000        2,206,960
================================================================================
                                                                       5,593,440
================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.94%

Grant Prideco, Inc.(a)                                   50,446        2,161,107
--------------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                           34,000        2,180,080
--------------------------------------------------------------------------------
Weatherford International
  Ltd.(a)                                                51,000        2,333,250
================================================================================
                                                                       6,674,437
================================================================================

OIL & GAS EXPLORATION &
  PRODUCTION-1.75%

CNX Gas Corp.(a)(f)                                      22,600          587,600
--------------------------------------------------------------------------------
Rosetta Resources, Inc.(a)(f)                           116,100        2,085,156
--------------------------------------------------------------------------------
Southwestern Energy Co.(a)                               40,500        1,303,695
================================================================================
                                                                       3,976,451
================================================================================

OIL & GAS REFINING & MARKETING-1.56%

Frontier Oil Corp.                                       40,394        2,397,384
--------------------------------------------------------------------------------
Tesoro Corp.                                             16,900        1,154,946
================================================================================
                                                                       3,552,330
================================================================================

OIL & GAS STORAGE &
  TRANSPORTATION-1.00%

Williams Cos., Inc. (The)                               106,000        2,267,340
--------------------------------------------------------------------------------

PAPER PACKAGING-1.01%

Smurfit-Stone Container Corp.(a)                        169,228        2,296,424
--------------------------------------------------------------------------------

PHARMACEUTICALS-1.81%

Adams Respiratory Therapeutics,
  Inc.(a)                                                30,000        1,193,100
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                             39,200        1,749,496
--------------------------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(d)                                       36,000        1,173,600
================================================================================
                                                                       4,116,196
================================================================================

See accompanying notes which are an integral part of this schedule.

                        AIM V.I. Capital Development Fund
                                                                             F-2

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
PUBLISHING-0.87%

R.H. Donnelley Corp.                                    33,900       $ 1,973,997
--------------------------------------------------------------------------------

REAL ESTATE-0.42%

People's Choice Financial Corp.
  (Acquired 12/21/04-06/30/05;
  Cost $1,729,828)(a)(b)(c)                            174,400           959,200
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT &
  DEVELOPMENT-1.63%

CB Richard Ellis Group,
  Inc.-Class A(a)                                       45,800         3,696,060
--------------------------------------------------------------------------------

REGIONAL BANKS-1.21%

Centennial Bank Holdings
  Inc.(a)(f)                                           129,400         1,513,980
--------------------------------------------------------------------------------
Signature Bank(a)                                       37,800         1,231,902
================================================================================
                                                                       2,745,882
================================================================================

RESTAURANTS-1.05%

Ruby Tuesday, Inc.                                      74,225         2,381,138
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-1.19%

ASML Holding N.V. -New York
  Shares (Netherlands)(a)                               78,200         1,592,934
--------------------------------------------------------------------------------
MEMC Electronic Materials,
  Inc.(a)                                               30,181         1,114,283
================================================================================
                                                                       2,707,217
================================================================================

SEMICONDUCTORS-6.05%

Analog Devices, Inc.                                    53,877         2,062,950
--------------------------------------------------------------------------------
Integrated Device Technology,
  Inc.(a)                                              156,622         2,327,403
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                        25,486         1,378,793
--------------------------------------------------------------------------------
Microchip Technology Inc.                               59,600         2,163,480
--------------------------------------------------------------------------------
Microsemi Corp.(a)                                      62,283         1,813,058
--------------------------------------------------------------------------------
National Semiconductor Corp.                            55,700         1,550,688
--------------------------------------------------------------------------------
NVIDIA Corp.(a)                                         11,915           682,253
--------------------------------------------------------------------------------
Spansion Inc.-Class A(a)                               119,586         1,769,873
================================================================================
                                                                      13,748,498
================================================================================

SOFT DRINKS-0.64%

Hansen Natural Corp.(a)                                 11,500         1,449,575
--------------------------------------------------------------------------------

SPECIALIZED FINANCE-1.14%

Chicago Mercantile Exchange
  Holdings Inc.                                          5,784         2,588,340
--------------------------------------------------------------------------------

SPECIALTY STORES-0.99%

Office Depot, Inc.(a)                                   60,410         2,249,668
--------------------------------------------------------------------------------

STEEL-0.80%

Allegheny Technologies, Inc.                            29,676         1,815,578
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE-0.65%

                                                       Shares            Value
                                                     ---------        ----------

Red Hat, Inc.(a)                                        52,634         1,472,699
--------------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.47%

Avnet, Inc.(a)                                          41,847         1,062,077
--------------------------------------------------------------------------------

TRADING COMPANIES &
  DISTRIBUTORS-0.59%

WESCO International, Inc.(a)                            19,688         1,338,981
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
  SERVICES-4.39%

American Tower Corp.-Class A(a)                        147,298         4,466,075
--------------------------------------------------------------------------------
Leap Wireless International,
  Inc.(a)                                               60,310         2,628,913
--------------------------------------------------------------------------------
NII Holdings Inc.(a)                                    49,000         2,889,530
================================================================================
                                                                       9,984,518
================================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $164,488,834)                                            218,982,712
================================================================================

                       NUMBER OF       EXERCISE     EXPIRATION
                       CONTRACTS          PRICE           DATE
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED-0.01%

PHARMACEUTICALS-0.01%

Forest Laboratories,
  Inc. (Cost $17,798)        242            $40         May-06            20,570
================================================================================


                                                      SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-4.68%

Liquid Assets Portfolio-Institutional
  Class(g)                                           5,315,929         5,315,929
--------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional Class(g)                   5,315,929         5,315,929
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $10,631,858)                                              10,631,858
================================================================================
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)-101.04%
  (Cost $175,138,490)                                                229,635,140
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.80%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                          905,261           905,261
--------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional Class(g)(h)                  905,261           905,261
--------------------------------------------------------------------------------
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $1,810,522)                                                1,810,522
================================================================================
TOTAL INVESTMENTS-101.84%
  (Cost $176,949,012)                                                231,445,662
================================================================================
OTHER ASSETS LESS LIABILITIES-(1.84)%                                (4,177,686)
================================================================================
NET ASSETS-100.00%                                                 $ 227,267,976
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

See accompanying notes which are an integral part of this schedule.

                        AIM V.I. Capital Development Fund
                                                                             F-3

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $5,710,820, which represented 2.51% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $5,710,820, which represented 2.51% of the Fund's Net Assets.

(d) All or a portion of this security is out on loan at March 31, 2006.

(e) Each unit represents one common share and one Class B share.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2006 was $4,186,736, which represented 1.84% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

                        AIM V.I. Capital Development Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                        AIM V.I. Capital Development Fund
                                                                             F-5

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

                        AIM V.I. Capital Development Fund
                                                                             F-6

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            CHANGE IN
                                                                            UNREALIZED                                     REALIZED
                           VALUE          PURCHASES       PROCEEDS FROM    APPRECIATION      VALUE          DIVIDEND         GAIN
FUND                      12/31/05         AT COST            SALES       (DEPRECIATION)    03/31/06         INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class     $  2,131,393     $ 13,354,185     $(10,169,649)     $      --     $  5,315,929     $     44,054     $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional Class        2,131,393       13,354,185      (10,169,649)            --        5,315,929           44,191          --
====================================================================================================================================
   SUBTOTAL             $  4,262,786     $ 26,708,370     $(20,339,298)     $      --     $ 10,631,858     $     88,245     $    --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            CHANGE IN
                                                                            UNREALIZED                                     REALIZED
                           VALUE          PURCHASES       PROCEEDS FROM    APPRECIATION      VALUE          DIVIDEND         GAIN
FUND                      12/31/05         AT COST            SALES       (DEPRECIATION)    03/31/06         INCOME *       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class     $  2,628,362     $  5,304,321     $ (7,027,422)     $      --     $    905,261     $      2,247     $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional Class        2,628,362        5,304,321       (7,027,422)            --          905,261            2,253          --
====================================================================================================================================
   SUBTOTAL             $  5,256,724     $ 10,608,642     $(14,054,844)     $      --     $  1,810,522     $      4,500     $    --
====================================================================================================================================
   TOTAL                $  9,519,510     $ 37,317,012     $(34,394,142)     $      --     $ 12,442,380     $     92,745     $    --
====================================================================================================================================

* Net of compensation to counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2006, securities with an aggregate value of $1,791,240 were on loan to brokers. The loans were secured by cash collateral of $1,810,522 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $4,500 for securities lending transactions, which are net of compensation to counterparties.

                        AIM V.I. Capital Development Fund
                                                                             F-7

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $70,930,762 and $71,995,754, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $ 56,671,371
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (2,188,983)
======================================================================================
Net unrealized appreciation of investment securities                      $ 54,482,388
======================================================================================
Cost of investments for tax purposes is $176,963,274.


                        AIM V.I. Capital Development Fund
                                                                             F-8

                            AIM V.I. CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
 --REGISTERED TRADEMARK--                            --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM             VICEQ-QTR-1 3/06             A I M Advisors, Inc.

AIM V.I. CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-72.92%
AEROSPACE & DEFENSE-1.15%
Northrop Grumman Corp.                                  209,769   $   14,325,125
                                                    -----------   --------------
APPAREL RETAIL-0.58%
Gap, Inc. (The)                                         388,946        7,265,511
                                                    -----------   --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-1.11%
Bank of New York Co., Inc. (The)                        384,847       13,869,886
                                                    -----------   --------------
BIOTECHNOLOGY-0.98%
Amgen Inc.(a)                                           167,000       12,149,250
                                                    -----------   --------------
BUILDING PRODUCTS-1.66%
Masco Corp.                                             634,372       20,610,746
                                                    -----------   --------------
COMMUNICATIONS EQUIPMENT-2.42%
Cisco Systems, Inc.(a)                                1,387,000       30,056,290
                                                    -----------   --------------
COMPUTER HARDWARE-1.33%
International Business Machines Corp.                   200,258       16,515,277
                                                    -----------   --------------
COMPUTER STORAGE & PERIPHERALS-0.83%
Lexmark International, Inc.-Class A(a)                  228,621       10,374,821
                                                    -----------   --------------
DEPARTMENT STORES-0.88%
Kohl's Corp.(a)                                         205,968       10,918,364
                                                    -----------   --------------
ELECTRIC UTILITIES-0.95%
FPL Group, Inc.                                         295,000       11,841,300
                                                    -----------   --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.71%
Waste Management, Inc.                                  602,302       21,261,261
                                                    -----------   --------------
FOOD DISTRIBUTORS-0.54%
Sysco Corp.                                             209,000        6,698,450
                                                    -----------   --------------
FOOD RETAIL-1.03%
Kroger Co. (The)(a)                                     627,451       12,774,902
                                                    -----------   --------------
HOMEFURNISHING RETAIL-1.08%
Bed Bath & Beyond Inc.(a)                               349,954       13,438,234
                                                    -----------   --------------
INDUSTRIAL CONGLOMERATES-3.67%
General Electric Co.                                    492,386       17,125,185
Tyco International Ltd.                               1,059,903       28,490,193
                                                    -----------   --------------
                                                                      45,615,378
                                                                  --------------
INDUSTRIAL MACHINERY-1.23%
Dover Corp.                                             314,761       15,284,794
                                                    -----------   --------------
INSURANCE BROKERS-0.95%
Marsh & McLennan Cos., Inc.                             402,000       11,802,720
                                                    -----------   --------------
INTEGRATED OIL & GAS-2.38%
Exxon Mobil Corp.                                       485,512       29,548,260
                                                    -----------   --------------

                                                       SHARES          VALUE
                                                    -----------   --------------


INTEGRATED TELECOMMUNICATION SERVICES-1.68%
AT&T Inc.                                               773,395   $   20,912,601
                                                    -----------   --------------
INVESTMENT BANKING & BROKERAGE-2.25%
Merrill Lynch & Co., Inc.                               182,181       14,348,576
Morgan Stanley                                          216,400       13,594,248
                                                    -----------   --------------
                                                                      27,942,824
                                                                  --------------
IT CONSULTING & OTHER SERVICES-1.14%
Accenture Ltd.-Class A                                  470,215       14,139,365
                                                    -----------   --------------
MOVIES & ENTERTAINMENT-2.12%
News Corp.-Class A                                    1,157,000       19,217,770
Walt Disney Co. (The)                                   256,000        7,139,840
                                                    -----------   --------------
                                                                      26,357,610
                                                                  --------------
MULTI-LINE INSURANCE-1.99%
American International Group, Inc.                      183,167       12,105,507
Genworth Financial Inc.-Class A                         377,000       12,603,110
                                                    -----------   --------------
                                                                      24,708,617
                                                                  --------------
OFFICE ELECTRONICS-2.39%
Xerox Corp.(a)                                        1,954,600       29,709,920
                                                    -----------   --------------
OIL & GAS EQUIPMENT & SERVICES-1.96%
Schlumberger Ltd.                                       102,966       13,032,406
Smith International, Inc.                               292,683       11,402,930
                                                    -----------   --------------
                                                                      24,435,336
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-0.68%
Apache Corp.                                            128,920        8,445,549
                                                    -----------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.98%
Citigroup Inc.                                          257,800       12,178,472
                                                    -----------   --------------
PACKAGED FOODS & MEATS-1.05%
General Mills, Inc.                                     257,540       13,052,127
                                                    -----------   --------------
PERSONAL PRODUCTS-3.59%
Avon Products, Inc.                                     619,378       19,306,012
Estee Lauder Cos. Inc. (The)-Class A                    682,575       25,384,964
                                                    -----------   --------------
                                                                      44,690,976
                                                                  --------------
PHARMACEUTICALS-8.21%
Bristol-Myers Squibb Co.                                839,000       20,647,790
Forest Laboratories, Inc.(a)                            462,400       20,636,912
Merck & Co. Inc.                                        864,872       30,469,441
Pfizer Inc.                                             493,000       12,285,560
Wyeth                                                   372,050       18,051,866
                                                    -----------   --------------
                                                                     102,091,569
                                                                  --------------

AIM V.I. CORE EQUITY FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
PROPERTY & CASUALTY INSURANCE-7.06%
ACE Ltd.                                                350,865   $   18,248,489
Berkshire Hathaway Inc.-Class A(a)                          324       29,273,400
Chubb Corp. (The)                                       131,239       12,525,450
St. Paul Travelers Cos., Inc. (The)                     271,676       11,353,340
XL Capital Ltd.-Class A                                 255,698       16,392,799
                                                    -----------   --------------
                                                                      87,793,478
                                                                  --------------
PUBLISHING-1.48%
Gannett Co., Inc.                                       306,315       18,354,395
                                                    -----------   --------------
RAILROADS-1.56%
Union Pacific Corp.                                     207,700       19,388,795
                                                    -----------   --------------
SEMICONDUCTORS-3.52%
Analog Devices, Inc.                                    484,313       18,544,345
Intel Corp.                                             688,500       13,322,475
Xilinx, Inc.                                            469,500       11,953,470
                                                    -----------   --------------
                                                                      43,820,290
                                                                  --------------
SOFT DRINKS-1.57%
Coca-Cola Co. (The)                                     465,829       19,504,260
                                                    -----------   --------------
SYSTEMS SOFTWARE-5.21%
CA, Inc.                                                582,838       15,859,022
Microsoft Corp.                                       1,066,909       29,030,594
Symantec Corp.(a)                                     1,180,207       19,862,884
                                                    -----------   --------------
                                                                      64,752,500
                                                                  --------------
   Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $781,487,813)                                            906,629,253
                                                                  --------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-18.35%
ARGENTINA-1.15%
Tenaris S.A. -ADR (Oil & Gas
   Equipment & Services)                                 79,428       14,350,257
                                                    -----------   --------------
FINLAND-1.73%
Nokia Oyj -ADR (Communications Equipment) (b)         1,037,783       21,502,864
                                                    -----------   --------------
FRANCE-1.03%
Total S.A. (Integrated Oil & Gas) (c)                    48,778       12,856,700
                                                    -----------   --------------
ISRAEL-0.98%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                    295,100       12,152,218
                                                    -----------   --------------
JAPAN-0.67%
Nintendo Co., Ltd. (Home
   Entertainment Software) (c)                           55,500        8,301,327
                                                    -----------   --------------
NETHERLANDS-5.47%
Heineken N.V. (Brewers) (c)                             691,249       26,173,316
Koninklijke (Royal) Phillips
   Electronics N.V. (Consumer Electronics) (c)          747,414       25,214,823
Unilever N.V. (Packaged Foods & Meats) (c)              240,000       16,637,370
                                                    -----------   --------------
                                                                      68,025,509
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
SOUTH KOREA-1.13%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                          595,672   $   14,051,902
                                                    -----------   --------------
SWITZERLAND-1.14%
UBS A.G. (Diversified Capital Markets) (c)              130,000       14,237,842
                                                    -----------   --------------
UNITED KINGDOM-5.05%
Barclays PLC (Diversified Banks) (c)                  1,244,899       14,571,112
Cadbury Schweppes PLC
   (Packaged Foods & Meats) (c)                       2,411,847       24,012,696
GlaxoSmithKline PLC -ADR (Pharmaceuticals)              461,800       24,156,758
                                                    -----------   --------------
                                                                      62,740,566
                                                                  --------------
      Total Foreign Stocks & Other
      Equity Interests
      (Cost $183,897,348)                                            228,219,185
                                                                  --------------
MONEY MARKET FUNDS-8.68%
Liquid Assets
   Portfolio-Institutional Class(d)                  53,947,021       53,947,021
STIC Prime
   Portfolio-Institutional Class(d)                  53,947,021       53,947,021
   Total Money Market Funds
      (Cost $107,894,042)                                            107,894,042
                                                                  --------------
Total Investments (excluding
   investments purchased with cash
   collateral from securities
   loaned)-99.95% (Cost $1,073,279,203)                            1,242,742,480
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES LOANED-0.42%
Liquid Assets Portfolio-Institutional
   Class(d)(e)                                        5,206,950        5,206,950
                                                    -----------   --------------
      Total Money Market Funds
         (purchased with cash collateral
         from securities loaned)
         (Cost $5,206,950)                                             5,206,950
                                                                  --------------
TOTAL INVESTMENTS-100.37%
   (Cost $1,078,486,153)                                           1,247,949,430
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.37)%                                 (4,593,896)
                                                                  --------------
NET ASSETS-100.00%                                                $1,243,355,534
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan at March 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $142,005,186, which represented 11.42% of the Fund's Net Assets. See Note 1A.

See accompanying notes which are an integral part of this schedule.

AIM V.I. CORE EQUITY FUND

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AIM V.I. CORE EQUITY FUND

AIM V.I. CORE EQUITY FUND
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to

AIM V.I. CORE EQUITY FUND
     indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. CORE EQUITY FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. CORE EQUITY FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     CHANGE IN
                                                                    UNREALIZED                              REALIZED
                           VALUE       PURCHASES      PROCEEDS     APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                      12/31/05      AT COST      FROM SALES   (DEPRECIATION)    03/31/06      INCOME     (LOSS)
----                    -----------  ------------  -------------  --------------  ------------  ----------  --------
Liquid Assets
   Portfolio -
   Institutional Class  $10,200,588  $ 89,107,874  $(45,361,441)        $--       $ 53,947,021  $  596,275     $--
STIC Prime
   Portfolio -
   Institutional Class   10,200,588    89,107,874   (45,361,441)         --         53,947,021     598,004      --
                        -----------  ------------  ------------         ---       ------------  ----------     ---
   Subtotal             $20,401,176  $178,215,748  $(90,722,882)        $--       $107,894,042  $1,194,279     $--
                        ===========  ============  ============         ===       ============  ==========     ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                                                                    UNREALIZED                              REALIZED
                           VALUE       PURCHASES      PROCEEDS     APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                      12/31/05      AT COST      FROM SALES   (DEPRECIATION)    03/31/06     INCOME *    (LOSS)
----                    -----------  ------------  -------------  --------------  ------------  ----------  --------
Liquid Assets
   Portfolio -
   Institutional Class  $        --  $ 19,064,250  $ (13,857,300)      $--        $  5,206,950  $    6,561     $--
                        -----------  ------------  -------------       ---        ------------  ----------     ---
   TOTAL                $20,401,176  $197,279,998  $(104,580,182)      $--        $113,100,992  $1,200,840     $--
                        ===========  ============  =============       ===        ============  ==========     ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $5,094,432 were on loan to brokers. The loans were secured by cash collateral of $5,206,950 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $6,561 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. CORE EQUITY FUND

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF   PREMIUMS
                      CONTRACTS   RECEIVED
                      ---------   ---------
Beginning of period     6,610     $ 703,775
Exercised              (6,610)     (703,775)
End of period              --     $      --

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $112,445,336 and $275,043,227, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $162,066,220
                                                               ------------
Aggregate unrealized (depreciation) of investment securities    (14,503,256)
                                                               ------------
Net unrealized appreciation of investment securities           $147,562,964
                                                               ============
Cost of investments for tax purposes is $1,100,386,466.

NOTE 6 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Variable Insurance Funds (the "Trust") unanimously approved, on November 14, 2005 a Plan of Reorganization pursuant to which AIM V.I. Core Equity Fund (the "Fund") would acquire all of the assets of AIM V.I. Premier Equity Fund and AIM V.I. Core Stock Fund ("Selling Funds"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of Selling Funds received a corresponding class of shares of the Fund in exchange for their shares of Selling Funds, and Selling Funds ceased operations.

     The Plan of Reorganization required approval of Selling Funds shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on April 4, 2006 and the Plan was approved. As of the close of business on April 28, 2006, the Selling Funds were closed to new investors. The Reorganization was completed on May 1, 2006.

                            AIM V.I. CORE STOCK FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM            1-VICSTO-QTR-1 3/05          A I M Advisors, Inc.

AIM V.I. CORE STOCK FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                          SHARES        VALUE
                                                        ----------   -----------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS
   -70.89%
AEROSPACE & DEFENSE-1.12%
Northrop Grumman Corp.                                      14,091   $   962,274
                                                        ----------   -----------
APPAREL RETAIL-0.56%
Gap, Inc. (The)                                             25,930       484,372
                                                        ----------   -----------
ASSET MANAGEMENT & CUSTODY BANKS-1.09%
Bank of New York Co., Inc. (The)                            25,851       931,670
                                                        ----------   -----------
BIOTECHNOLOGY-0.95%
Amgen Inc.(a)                                               11,173       812,836
                                                        ----------   -----------
BUILDING PRODUCTS-1.61%
Masco Corp.                                                 42,613     1,384,496
                                                        ----------   -----------
COMMUNICATIONS EQUIPMENT-2.35%
Cisco Systems, Inc.(a)                                      92,914     2,013,447
                                                        ----------   -----------
Lucent Technologies Inc. -Wts., expiring 12/10/07(b)             2             1
                                                        ----------   -----------
                                                                       2,013,448
                                                                     -----------
COMPUTER HARDWARE-1.29%
International Business Machines Corp.                       13,398     1,104,933
                                                        ----------   -----------
COMPUTER STORAGE & PERIPHERALS-0.81%
Lexmark International, Inc.-Class A(a)                      15,331       695,721
                                                        ----------   -----------
DEPARTMENT STORES-0.87%
Kohl's Corp.(a)                                             14,088       746,805
                                                        ----------   -----------
ELECTRIC UTILITIES-0.92%
FPL Group, Inc.                                             19,737       792,243
                                                        ----------   -----------
ENVIRONMENTAL & FACILITIES SERVICES-1.64%
Waste Management, Inc.                                      39,904     1,408,611
                                                        ----------   -----------
FOOD DISTRIBUTORS-0.53%
Sysco Corp.                                                 14,100       451,905
                                                        ----------   -----------
FOOD RETAIL-1.01%
Kroger Co. (The)(a)                                         42,748       870,349
                                                        ----------   -----------
HOMEFURNISHING RETAIL-1.09%
Bed Bath & Beyond Inc.(a)                                   24,303       933,235
                                                        ----------   -----------
INDUSTRIAL CONGLOMERATES-3.54%
General Electric Co.                                        32,622     1,134,593
                                                        ----------   -----------
Tyco International Ltd.                                     70,678     1,899,825
                                                        ----------   -----------
                                                                       3,034,418
                                                                     -----------
INDUSTRIAL MACHINERY-1.18%
Dover Corp.                                                 20,854     1,012,670
                                                        ----------   -----------
INSURANCE BROKERS-0.92%
Marsh & McLennan Cos., Inc.                                 26,900       789,784
                                                        ----------   -----------

                                                          SHARES        VALUE
                                                        ----------   -----------

INTEGRATED OIL & GAS-2.31%
Exxon Mobil Corp.                                           32,613   $ 1,984,827
                                                        ----------   -----------
INTEGRATED TELECOMMUNICATION SERVICES-1.64%
AT&T Inc.                                                   51,952     1,404,782
                                                        ----------   -----------
INVESTMENT BANKING & BROKERAGE-2.19%
Merrill Lynch & Co., Inc.                                   12,238       963,865
                                                        ----------   -----------
Morgan Stanley                                              14,536       913,152
                                                        ----------   -----------
                                                                       1,877,017
                                                                     -----------
IT CONSULTING & OTHER SERVICES-1.09%
Accenture Ltd.-Class A                                      31,153       936,771
                                                        ----------   -----------
MOVIES & ENTERTAINMENT-2.05%
News Corp.-Class A                                          77,407     1,285,730
                                                        ----------   -----------
Walt Disney Co. (The)                                       17,000       474,130
                                                        ----------   -----------
                                                                       1,759,860
                                                                     -----------
MULTI-LINE INSURANCE-1.93%
American International Group, Inc                           12,304       813,171
                                                        ----------   -----------
Genworth Financial Inc.-Class A                             25,200       842,436
                                                        ----------   -----------
                                                                       1,655,607
                                                                     -----------
OFFICE ELECTRONICS-2.32%
Xerox Corp.                                                130,770     1,987,704
                                                        ----------   -----------
OIL & GAS EQUIPMENT & SERVICES-1.92%
Schlumberger Ltd.                                            6,948       879,408
                                                        ----------   -----------
Smith International, Inc.                                   19,799       771,369
                                                        ----------   -----------
                                                                       1,650,777
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION-0.66%
Apache Corp.                                                 8,600       563,386
                                                        ----------   -----------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.95%
Citigroup Inc.                                              17,201       812,575
                                                        ----------   -----------
PACKAGED FOODS & MEATS-1.02%
General Mills, Inc.                                         17,300       876,764
                                                        ----------   -----------
PERSONAL PRODUCTS-3.50%
Avon Products, Inc.                                         41,606     1,296,859
                                                        ----------   -----------
Estee Lauder Cos. Inc. (The)-Class A                        45,851     1,705,199
                                                        ----------   -----------
                                                                       3,002,058
                                                                     -----------
PHARMACEUTICALS-7.97%
Bristol-Myers Squibb Co.                                    56,132     1,381,409
                                                        ----------   -----------
Forest Laboratories, Inc.(a)                                30,936     1,380,674
                                                        ----------   -----------
Merck & Co. Inc.                                            58,096     2,046,722
                                                        ----------   -----------
Pfizer Inc.                                                 33,200       827,344
                                                        ----------   -----------
Wyeth                                                       24,649     1,195,969
                                                        ----------   -----------
                                                                       6,832,118
                                                                     -----------

AIM V.I. CORE STOCK FUND

                                                          SHARES        VALUE
                                                        ----------   -----------
PROPERTY & CASUALTY INSURANCE-6.90%
ACE Ltd.                                                    23,539   $ 1,224,264
                                                        ----------   -----------
Berkshire Hathaway Inc.-Class A(a)                              22     1,987,700
                                                        ----------   -----------
Chubb Corp. (The)                                            8,816       841,399
                                                        ----------   -----------
St. Paul Travelers Cos., Inc. (The)                         18,249       762,626
                                                        ----------   -----------
XL Capital Ltd.-Class A                                     17,230     1,104,615
                                                        ----------   -----------
                                                                       5,920,604
                                                                     -----------
PUBLISHING-1.44%
Gannett Co., Inc.                                           20,576     1,232,914
                                                        ----------   -----------
RAILROADS-1.51%
Union Pacific Corp.                                         13,896     1,297,192
                                                        ----------   -----------
SEMICONDUCTORS-3.40%
Analog Devices, Inc.                                        31,915     1,222,026
                                                        ----------   -----------
Intel Corp.                                                 46,063       891,319
                                                        ----------   -----------
Xilinx, Inc.                                                31,411       799,724
                                                        ----------   -----------
                                                                       2,913,069
                                                                     -----------
SOFT DRINKS-1.53%
Coca-Cola Co. (The)                                         31,291     1,310,154
                                                        ----------   -----------
SYSTEMS SOFTWARE-5.08%
CA, Inc.                                                    38,614     1,050,687
                                                        ----------   -----------
Microsoft Corp.                                             71,668     1,950,086
                                                        ----------   -----------
Symantec Corp.(a)                                           80,637     1,357,121
                                                        ----------   -----------
                                                                       4,357,894
                                                                     -----------
   Total Domestic Common Stocks & Other Equity
      Interests
      (Cost $57,431,292)                                              60,805,843
                                                                     -----------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-15.09%
ARGENTINA-1.13%
Tenaris S.A. -ADR (Oil & Gas Equipment & Services)           5,375       971,101
                                                        ----------   -----------
FINLAND-1.66%
Nokia Oyj -ADR (Communications Equipment)                   68,937     1,428,375
                                                        ----------   -----------
FRANCE-1.00%
Total S.A. -ADR (Integrated Oil & Gas)                       6,494       855,455
                                                        ----------   -----------
ISRAEL-0.95%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                        19,823       816,311
                                                        ----------   -----------
NETHERLANDS-3.27%
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares (Consumer Electronics)             50,206     1,689,432
                                                        ----------   -----------
Unilever N.V. -New York Shares
   (Packaged Foods & Meats)                                 16,057     1,111,465
                                                        ----------   -----------
                                                                       2,800,897
                                                                     -----------

                                                          SHARES        VALUE
                                                        ----------   -----------

SOUTH KOREA-1.08%
SK Telecom Co., Ltd. -ADR
   (Wireless Telecommunication Services)                    39,400   $   929,446
                                                        ----------   -----------
SWITZERLAND-1.12%
UBS A.G. (Diversified Capital Markets)                       8,700       956,739
                                                        ----------   -----------
UNITED KINGDOM-4.88%
Barclays PLC -ADR (Diversified Banks)                       20,619       964,969
                                                        ----------   -----------
Cadbury Schweppes PLC -ADR (Packaged Foods & Meats)         40,503     1,620,120
                                                        ----------   -----------
GlaxoSmithKline PLC -ADR (Pharmaceuticals)                  30,600     1,600,686
                                                        ----------   -----------
                                                                       4,185,775
                                                                     -----------
   Total Foreign Stocks & Other Equity Interests
      (Cost $11,302,897)                                              12,944,099
                                                                     -----------
MONEY MARKET FUNDS-13.98%
Premier Portfolio -Institutional Class(c)               11,991,420    11,991,420
                                                        ----------   -----------
   Total Money Market Funds
      (Cost $11,991,420)                                              11,991,420
                                                                     -----------
TOTAL INVESTMENTS-99.96%
   (Cost $80,725,609)                                                 85,741,362
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-0.04%                                       31,140
                                                                     -----------
NET ASSETS-100.00%                                                   $85,772,502
                                                                     ===========

Investment Abbreviations:

ADR  -- American Depositary Receipt
Wts. -- Warrants

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Non-income producing security acquired through a corporate action.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.

AIM V.I. CORE STOCK FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM V.I. CORE STOCK FUND

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the

AIM V.I. CORE STOCK FUND

     maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

                                                                    CHANGE IN
                                                                    UNREALIZED                              REALIZED
                            VALUE      PURCHASES      PROCEEDS     APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                      12/31/05      AT COST      FROM SALES   (DEPRECIATION)     03/31/06     INCOME     (LOSS)
----                     ----------   -----------   -----------   --------------   -----------   --------   --------
Premier Portfolio-
   Institutional Class   $1,880,961   $15,563,698   $(5,453,239)        $--        $11,991,420    $94,450      $--
                         ----------   -----------   -----------         ---        -----------    -------      ---

NOTE 3 -- OPTIONS CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                           CALL OPTION
                            CONTRACTS
                      --------------------
                      NUMBER OF   PREMIUMS
                      CONTRACTS   RECEIVED
                      ---------   --------
Beginning of period      430      $ 46,631
                         ---      --------
Exercised               (430)      (46,631)
                         ---      --------
End of period             --      $     --
                         ===      ========

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $12,028,031 and $23,590,200, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 6,427,209
                                                               -----------
Aggregate unrealized (depreciation) of investment securities    (1,439,030)
                                                               -----------
Net unrealized appreciation of investment securities           $ 4,988,179
                                                               ===========
Cost of investments for tax purposes is $80,753,183.

AIM V.I. CORE STOCK FUND

NOTE 5 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Variable Insurance Funds (the "Trust") unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which AIM V.I. Core Stock Fund (the "Fund") would transfer all of its assets to AIM V.I. Core Equity Fund ("Buying Fund"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund received a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund ceased operations.

     The Plan of Reorganization required approval of the Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on April 4, 2006 and the Plan was approved. As of the close of business on April 28, 2006, the Selling Fund was closed to new investors. The Reorganization was completed on May 1, 2006.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2006



[Your goals. Our solutions.]                         [AIM INVESTMENTS LOGO]
 --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM                VIDTR-QTR-1 3/06         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)


                                                       SHARES          VALUE
-------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-87.04%

AEROSPACE & DEFENSE-4.38%

Boeing Co. (The)                                        16,547       $1,289,508
-------------------------------------------------------------------------------
General Dynamics Corp.                                  13,682          875,374
-------------------------------------------------------------------------------
Precision Castparts Corp.                               14,500          861,300
===============================================================================
                                                                      3,026,182
===============================================================================

APPAREL RETAIL-1.20%

AnnTaylor Stores Corp.(a)                               10,917          401,636
-------------------------------------------------------------------------------
Chico's FAS, Inc.(a)                                    10,500          426,720
===============================================================================
                                                                        828,356
===============================================================================

APPLICATION SOFTWARE-4.44%

Amdocs Ltd.(a)                                          47,306        1,705,855
-------------------------------------------------------------------------------
BEA Systems, Inc.(a)                                    43,324          568,844
-------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                 13,500          511,650
-------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                              8,500          277,100
===============================================================================
                                                                      3,063,449
===============================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS-0.99%

Janus Capital Group Inc.                                29,511          683,770
-------------------------------------------------------------------------------

BIOTECHNOLOGY-3.54%

Cephalon, Inc.(a)                                        9,000          542,250
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                20,000        1,244,400
-------------------------------------------------------------------------------
PDL BioPharma Inc.(a)                                   20,000          656,000
===============================================================================
                                                                      2,442,650
===============================================================================

COMMUNICATIONS EQUIPMENT-7.00%

Cisco Systems, Inc.(a)                                  74,000        1,603,580
-------------------------------------------------------------------------------
Harris Corp.                                            14,200          671,518
-------------------------------------------------------------------------------
QUALCOMM Inc.                                           30,808        1,559,193
-------------------------------------------------------------------------------
Redback Networks Inc.(a)                                20,000          433,800
-------------------------------------------------------------------------------
Tellabs, Inc.(a)                                        35,507          564,561
===============================================================================
                                                                      4,832,652
===============================================================================

COMPUTER & ELECTRONICS RETAIL-0.77%

Best Buy Co., Inc.                                       9,500          531,335
-------------------------------------------------------------------------------

COMPUTER HARDWARE-2.52%

Apple Computer, Inc.(a)                                 22,000        1,379,840
-------------------------------------------------------------------------------
Dell Inc.(a)                                            12,000          357,120
===============================================================================
                                                                      1,736,960
===============================================================================

COMPUTER STORAGE & PERIPHERALS-1.80%

EMC Corp.(a)                                            51,000          695,130
-------------------------------------------------------------------------------
Seagate Technology                                      10,000          263,300
-------------------------------------------------------------------------------
Western Digital Corp.(a)                                14,657          284,786
===============================================================================
                                                                      1,243,216
===============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-1.88%

Joy Global Inc.                                         13,500          806,895
-------------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-(CONTINUED)

Oshkosh Truck Corp.                                      7,945          494,497
===============================================================================
                                                                      1,301,392
===============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-0.84%

Electronic Data Systems Corp.                           21,500          576,845
-------------------------------------------------------------------------------

DEPARTMENT STORES-2.64%

Federated Department Stores,
  Inc                                                   10,189          743,797
-------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                    9,461          571,539
-------------------------------------------------------------------------------
Nordstrom, Inc.                                         13,000          509,340
===============================================================================
                                                                      1,824,676
===============================================================================

DIVERSIFIED METALS & MINING-1.05%

Phelps Dodge Corp.                                       9,000          724,770
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS &
  EQUIPMENT-1.15%

Emerson Electric Co.                                     9,500          794,485
-------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.89%

Target Corp.                                            11,800          613,718
-------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-0.79%

Cardinal Health, Inc.                                    7,278          542,357
-------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-1.07%

Varian Medical Systems, Inc.                            13,100          735,696
-------------------------------------------------------------------------------
HEALTH CARE SERVICES-2.12%

Caremark Rx, Inc.(a)                                    17,467          859,027
-------------------------------------------------------------------------------
Omnicare, Inc.                                          11,000          604,890
===============================================================================
                                                                      1,463,917
===============================================================================

HEALTH CARE SUPPLIES-1.74%

Alcon, Inc.                                             11,500        1,198,990
-------------------------------------------------------------------------------

HOME ENTERTAINMENT SOFTWARE-0.89%

Electronic Arts Inc.(a)                                 11,250          615,600
-------------------------------------------------------------------------------

HOME IMPROVEMENT RETAIL-0.89%

Home Depot, Inc. (The)                                  14,466          611,912
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-0.75%

Procter & Gamble Co. (The)                               9,000          518,580
-------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-1.96%

Textron Inc.                                            14,522        1,356,210
-------------------------------------------------------------------------------

INDUSTRIAL MACHINERY-2.17%

ITT Industries, Inc.                                    13,100          736,482
-------------------------------------------------------------------------------
Parker Hannifin Corp.                                    9,461          762,651
===============================================================================
                                                                      1,499,133
===============================================================================

INTEGRATED OIL & GAS-1.54%

Occidental Petroleum Corp.                              11,500        1,065,475
===============================================================================

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                                                            F-1

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-4.11%

eBay Inc.(a)                                            32,708        $1,277,574
--------------------------------------------------------------------------------
Google Inc.-Class A(a)                                   4,000         1,560,000
================================================================================
                                                                       2,837,574
================================================================================

INVESTMENT BANKING & BROKERAGE-5.79%

Goldman Sachs Group, Inc. (The)                         11,300         1,773,648
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               16,000         1,260,160
--------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                            56,000           963,760
================================================================================
                                                                       3,997,568
================================================================================

MANAGED HEALTH CARE-5.38%

Aetna Inc.                                              34,774         1,708,794
--------------------------------------------------------------------------------
CIGNA Corp.                                              9,500         1,240,890
--------------------------------------------------------------------------------
Health Net Inc.(a)                                      15,000           762,300
================================================================================
                                                                       3,711,984
================================================================================

MULTI-LINE INSURANCE-1.01%

Assurant, Inc.                                          14,170           697,873
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.67%

National-Oilwell Varco Inc.(a)                          18,000         1,154,160
--------------------------------------------------------------------------------

PHARMACEUTICALS-2.84%

Allergan, Inc.                                           7,000           759,500
--------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                            10,100           636,098
--------------------------------------------------------------------------------
Wyeth                                                   11,645           565,015
================================================================================
                                                                       1,960,613
================================================================================

PROPERTY & CASUALTY INSURANCE-0.98%

Allstate Corp. (The)                                    13,000           677,430
--------------------------------------------------------------------------------

RAILROADS-1.87%

Burlington Northern Santa Fe
  Corp                                                  15,489         1,290,698
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-0.60%

KLA-Tencor Corp.                                         8,537           412,849
--------------------------------------------------------------------------------

SEMICONDUCTORS-7.64%

Analog Devices, Inc.                                    40,676         1,557,484
--------------------------------------------------------------------------------
Freescale Semiconductor
  Inc.-Class B(a)                                       40,000         1,110,800
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                        12,090           654,069
--------------------------------------------------------------------------------
Microchip Technology Inc.                               28,728         1,042,826
--------------------------------------------------------------------------------
NVIDIA Corp.(a)                                          8,500           486,710
--------------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                     34,512           424,153
================================================================================
                                                                       5,276,042
================================================================================

SOFT DRINKS-0.67%

PepsiCo, Inc.                                            8,000           462,320
--------------------------------------------------------------------------------

SPECIALIZED FINANCE-1.04%

Chicago Mercantile Exchange
  Holdings Inc.                                          1,597           714,658
--------------------------------------------------------------------------------

SPECIALTY STORES-2.70%

Office Depot, Inc.(a)                                   31,000         1,154,440
--------------------------------------------------------------------------------
Tiffany & Co.                                           19,000           713,260
================================================================================
                                                                       1,867,700
================================================================================

SYSTEMS SOFTWARE-0.85%

Red Hat, Inc.(a)                                        21,000           587,580
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-0.88%

MGIC Investment Corp.                                    9,170           610,997
--------------------------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $49,619,090)                                              60,092,372
================================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.70%

AUSTRALIA-1.21%

BHP Billiton Ltd. (Diversified
  Metals & Mining) (b)                                  42,000           836,806
--------------------------------------------------------------------------------
BRAZIL-1.02%

Companhia Vale do Rio Doce -ADR
  (Steel)                                               14,500           703,685
--------------------------------------------------------------------------------
FINLAND-1.69%

Nokia Oyj -ADR (Communications
  Equipment)                                            56,400         1,168,608
--------------------------------------------------------------------------------
ISRAEL-0.95%

Teva Pharmaceutical Industries
  Ltd. -ADR (Pharmaceuticals)                           16,000           658,880
--------------------------------------------------------------------------------
NETHERLANDS-0.75%

ASML Holding N.V. -New York
  Shares (Semiconductor
  Equipment) (a)                                        25,500           519,435
--------------------------------------------------------------------------------
SOUTH KOREA-0.75%

Kookmin Bank (Diversified Banks)
  (b)                                                    6,000           515,096
--------------------------------------------------------------------------------
SWITZERLAND-4.68%

ABB Ltd. (Heavy Electrical
  Equipment) (a)(b)                                     88,000         1,109,074
--------------------------------------------------------------------------------
Novartis A.G. -ADR
  (Pharmaceuticals)                                     16,200           898,128
--------------------------------------------------------------------------------
Roche Holding A.G
  (Pharmaceuticals)                                      8,200         1,220,755
================================================================================
                                                                       3,227,957
================================================================================

UNITED KINGDOM-0.65%

Rio Tinto PLC (Diversified Metals
  & Mining) (b)                                          8,700           448,475
--------------------------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests
      (Cost $7,273,087)                                                8,078,942
================================================================================

MONEY MARKET FUNDS-2.16%

Liquid Assets
  Portfolio-Institutional
  Class(c)                                             747,058           747,058
--------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class(c)                                             747,058           747,058
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $1,494,116)                                                1,494,116
================================================================================
TOTAL INVESTMENTS-100.90%
  (Cost $58,386,293)                                                  69,665,430
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.90)%                                  (620,780)
================================================================================
NET ASSETS-100.00%                                                  $ 69,044,650
================================================================================

See accompanying notes which are an integral part of this schedule.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                                                             F-2

Investment Abbreviations:

ADR  -American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.


(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $2,909,451, which represented 4.21% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


      See accompanying notes which are an integral part of this schedule.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                                                             F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple


                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                                                             F-4
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                                                             F-5

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                             CHANGE IN
                                                             UNREALIZED                                  REALIZED
                    VALUE       PURCHASES     PROCEEDS      APPRECIATION       VALUE        DIVIDEND       GAIN
FUND               12/31/05      AT COST     FROM SALES    (DEPRECIATION)     03/31/06       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class             $329,174   $  4,275,332   $(3,857,448)    $         --    $  747,058      $  5,078     $      --
------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              329,174      4,275,332    (3,857,448)    $         --       747,058         5,095            --
==================================================================================================================
   TOTAL          $658,348   $  8,550,664   $(7,714,896)    $         --    $1,494,116     $  10,173     $      --
__________________________________________________________________________________________________________________
==================================================================================================================



NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $22,496,003 and $25,970,342, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                 $11,593,870
------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                  (542,246)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                       $11,051,624
======================================================================================================
Cost of investments for tax purposes is $58,613,806.



                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                        AIM V.I. DIVERSIFIED INCOME FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM             VIDIN-QTR-1  3/06          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-77.53%

ASSET MANAGEMENT & CUSTODY BANKS-1.11%

Bank of New York Institutional
  Capital Trust -Series A, Trust
  Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03;
  Cost $298,178)(a)(b)                            $   250,000     $     263,245
-------------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec.
  Unsub. Notes, 5.22%, 02/17/07(b)                    155,000           154,478
-------------------------------------------------------------------------------
Janus Capital Group Inc. Sr. Unsec. Notes,
  7.00%, 11/01/06(b)                                   50,000            50,431
-------------------------------------------------------------------------------
Nuveen Investments, Inc. Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(b)                           125,000           120,585
===============================================================================
                                                                        588,739
===============================================================================

AUTOMOBILE MANUFACTURERS-0.77%

DaimlerChrysler North America Holding Corp.,
  Gtd. Global Notes,
  6.40%, 05/15/06(b)                                  170,000           170,216
-------------------------------------------------------------------------------
  Series D, Gtd. Floating Rate Medium Term Notes,
  5.38%, 05/24/06(b)(c)                               240,000           240,040
===============================================================================
                                                                        410,256
===============================================================================

BROADCASTING & CABLE TV-6.21%

Adelphia Communications Corp.,
  Sr. Unsec. Notes, 10.88%,
  10/01/10(b)(d)                                      260,000           157,300
-------------------------------------------------------------------------------
British Sky Broadcasting Group
  PLC (United Kingdom) Unsec.
  Gtd. Global Notes, 7.30%,
  10/15/06(b)                                         140,000           141,379
-------------------------------------------------------------------------------
Charter Communications Operating,
  LLC/Charter Communications
  Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%,
  04/30/12 (Acquired 05/11/04;
  Cost $154,000)(a)(b)                                160,000           160,800
-------------------------------------------------------------------------------
Clear Channel Communications,
  Inc. Sr. Unsec. Notes, 3.13%,
  02/01/07(b)                                         180,000           176,602
-------------------------------------------------------------------------------
Comcast Corp.,
  Sr. Sub. Deb.,
  10.63%, 07/15/12(b)                                 325,000           394,862
-------------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes,
  10.50%, 06/15/06(b)                                 635,000           644,379
-------------------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(b)                                  420,000           530,964
-------------------------------------------------------------------------------
Cox Communications, Inc., Unsec.
  Notes, 7.75%, 08/15/06(b)                           170,000           171,416
-------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  01/27/06-02/24/06; Cost
  $533,412)(a)(b)                                     520,000           529,802
-------------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Notes, 7.88%, 12/15/07(b)                           155,000           159,263
-------------------------------------------------------------------------------
CSC Holdings, Inc. -Series B, Sr.
  Unsec. Unsub. Notes, 7.63%,
  04/01/11(b)                                          55,000            55,825
-------------------------------------------------------------------------------
Time Warner Entertainment Co.
  L.P., Sr. Unsec. Deb., 8.38%,
  03/15/23(b)                                         150,000           170,320
===============================================================================
                                                                      3,292,912
===============================================================================

CASINOS & GAMING-0.58%
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
Caesars Entertainment, Inc. Sr.
  Unsec. Notes, 8.50%, 11/15/06(b)                $   150,000     $     152,680
-------------------------------------------------------------------------------
Harrah's Operation Company, Inc,
  Unsec. Gtd. Global Notes,
  7.13%, 06/01/07(b)                                  150,000           152,672
===============================================================================
                                                                        305,352
===============================================================================

COMMERCIAL PRINTING-0.29%

Deluxe Corp., Medium Term Notes,
  2.75%, 09/15/06(b)                                  155,000           153,197
===============================================================================

COMMUNICATIONS EQUIPMENT-0.14%

Corning Inc., Medium Term Notes,
  8.30%, 04/04/25(b)                                   70,000            72,818
===============================================================================

CONSUMER FINANCE-6.61%

Capital One Capital I, Sub.
  Floating Rate Trust Pfd. Bonds,
  6.23%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost
  $279,609)(a)(b)(c)                                  275,000           277,277
-------------------------------------------------------------------------------
Ford Motor Credit Co.,
  Sr. Unsec.  Notes,
  4.95%, 01/15/08(b)                                  520,000           484,947
-------------------------------------------------------------------------------
  Unsec. Global Notes,
  6.50%, 01/25/07(b)                                  390,000           388,842
-------------------------------------------------------------------------------
General Motors Acceptance Corp.,                    2,355,000         2,352,574
  Floating Rate Medium Term
  Notes, 5.65%, 05/18/06(b)(c)
===============================================================================
                                                                      3,503,640
===============================================================================

DISTILLERS & VINTNERS-0.34%

Constellation Brands, Inc.
  -Series B, Sr. Unsec. Gtd. Sub.
  Notes, 8.13%, 01/15/12(b)                           170,000           179,562
===============================================================================

DIVERSIFIED BANKS-5.90%

AB Spintab (Sweden) Bonds, 7.50%
  (Acquired 02/12/04; Cost
  $334,806)(a)(b)(e)                                  300,000           302,724
-------------------------------------------------------------------------------
Abbey National PLC, (United
  Kingdom) Sub. Yankee Notes,
  7.35%(b)(e)                                         250,000           253,928
-------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes, 9.03%,
  03/15/29 (Acquired
  04/21/05-04/22/05; Cost
  $343,652)(a)(b)                                     275,000           340,835
-------------------------------------------------------------------------------
BankAmerica Institutional -Series
  A, Gtd. Bonds, 8.07%, 12/31/26
  (Acquired 02/15/06; Cost
  $42,422)(a)(b)                                       40,000            42,355
-------------------------------------------------------------------------------
Centura Capital Trust I, Gtd.
  Trust Pfd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03;
  Cost $632,715)(a)(b)                                500,000           538,385
-------------------------------------------------------------------------------
First Empire Capital Trust I,
  Gtd. Trust Pfd. Notes, 8.23%,
  02/01/27(b)                                         260,000           275,532
-------------------------------------------------------------------------------
Golden State Bancorp Inc., Sub.
  Deb., 10.00%, 10/01/06(b)                            10,000            10,218
===============================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Lloyds Bank PLC, (United Kingdom)
  -Series 1, Unsec. Sub. Floating
  Rate Euro Notes, 4.94%(b)(e)(f)                 $   180,000     $     159,771
-------------------------------------------------------------------------------
National Bank of Canada, (Canada)
  Floating Rate Euro Deb., 5.13%,
  08/29/87(b)(f)                                      200,000           162,094
-------------------------------------------------------------------------------
National Westminster Bank PLC
  (United Kingdom) -Series B,
  Unsec. Sub. Floating Rate Euro
  Notes, 5.19%(b)(e)(f)                               280,000           246,222
-------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec.
  Sub. Deb., 8.25%, 11/01/24(b)                       140,000           172,467
-------------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust
  Pfd. Global Notes, 5.51%(b)(e)                      120,000           116,174
-------------------------------------------------------------------------------
US Trust Capital Trust -Series A,
  Trust Pfd. Bonds 8.41%,
  02/01/27 (Acquired 02/15/06;
  Cost $277,014)(a)(b)                                260,000           276,268
-------------------------------------------------------------------------------
VTB Capital S.A., (Russia) Sr.
  Unsec. Floating Rate Notes,
  5.68%, 09/21/07 (Acquired
  12/14/05; Cost
  $230,000)(a)(b)(c)                                  230,000           230,173
===============================================================================
                                                                      3,127,146
===============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.00%

Cendant Corp., Sr. Unsec. Global
  Notes, 6.88%, 08/15/06(b)                           529,000           531,798
===============================================================================

ELECTRIC UTILITIES-1.39%

Korea Electric Power Corp.,
  (South Korea) Unsec. Putable
  Disc. Yankee Deb., 7.95%,
  04/01/16(b)(g)                                      485,000           276,023
-------------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr.
  Unsec. Notes, 6.40%, 04/01/06(b)                    120,000           119,982
-------------------------------------------------------------------------------
Southern Co. Capital Trust I,
  Gtd. Trust Pfd. Notes, 8.19%,
  02/01/37(b)                                         320,000           339,866
===============================================================================
                                                                        735,871
===============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.08%

Waste Management, Inc., Unsec.
  Notes 7.00%, 10/15/06(b)                             40,000            40,353
===============================================================================

FOOD RETAIL-1.68%

ARAMARK Services Inc., Unsec.
  Gtd. Notes, 7.00%, 07/15/06(b)                      190,000           190,855
-------------------------------------------------------------------------------
Kroger Co. (The), Notes, 7.80%,
  08/15/07(b)                                         240,000           247,339
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(b)                                  183,000           184,859
-------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.65%, 04/15/07(b)                                  260,000           265,718
===============================================================================
                                                                        888,771
===============================================================================

GAS UTILITIES-0.92%

Consolidated Natural Gas Co.
  Series B, Sr. Unsec. Unsub.
  Notes, 5.38%, 11/01/06(b)                           490,000           489,912
===============================================================================

GENERAL MERCHANDISE STORES-0.47%
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard
  Finance Corp., Sr. Sub. Global
  Notes, 7.50%, 12/15/13(b)                       $   160,000     $     165,600
-------------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub.                           80,000            82,200
  Global Notes, 7.75%, 02/15/14(b)
===============================================================================
                                                                        247,800
===============================================================================

HEALTH CARE DISTRIBUTORS-0.41%

Cardinal Health, Inc., Sr. Unsec.
  Notes, 7.30%, 10/15/06(b)                           215,000           217,118
===============================================================================

HEALTH CARE SERVICES-1.34%

Caremark Rx, Inc., Sr. Unsec.
  Notes, 7.38%, 10/01/06(b)                           510,000           514,549
-------------------------------------------------------------------------------
Orlando Lutheran Towers Inc.,
  Bonds, 7.75%, 07/01/11(b)                           200,000           197,604
===============================================================================
                                                                        712,153
===============================================================================

HOME IMPROVEMENT RETAIL-0.15%

Sherwin-Williams Co. (The) Sr.
  Notes, 6.85%, 02/01/07(b)                           80,000            80,687
===============================================================================

HOMEBUILDING-1.30%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes,
  8.00%, 02/01/09(b)                                  200,000           211,000
-------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 08/15/11(b)                                  400,000           428,480
-------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr.
  Unsec. Unsub. Notes, 8.00%,
  08/15/06(b)                                          50,000            50,404
===============================================================================
                                                                        689,884
===============================================================================

HOTELS, RESORTS & CRUISE LINES-0.35%

Intrawest Corp., (Canada) Sr.
  Unsec. Global Notes, 7.50%,
  10/15/13(b)                                         180,000           183,150
===============================================================================

HOUSEHOLD APPLIANCES-0.29%

Stanley Works Capital Trust I,
  Bonds, 5.90%, 12/01/45
  (Acquired 11/15/05; Cost
  $155,000)(a)(b)                                     155,000           151,174
===============================================================================

HOUSEHOLD PRODUCTS-0.00%

Spectrum Brands, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.38%,
  02/01/15(b)                                           1,000               875
===============================================================================

HOUSEWARES & SPECIALTIES-1.50%

American Greetings Corp., Unsec.
  Putable Deb., 6.10%, 08/01/08(b)                    790,000           794,463
===============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.81%

AES Red Oak LLC -Series A, Sr.
  Sec. Bonds, 8.54%, 11/30/19(b)                      164,354           180,378
-------------------------------------------------------------------------------
Duke Capital LLC, Sr. Unsec.
  Notes, 4.30%, 05/18/06(b)                           250,000           249,773
===============================================================================
                                                                        430,151
===============================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.96%

Tyco International Group S.A.
  (Luxembourg), Unsec. Gtd.
  Unsub. Yankee Notes, 5.80%,
  08/01/06(b)                                     $   430,000     $     430,662
-------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes,
  7.88%, 06/30/06 (Acquired
  10/08/03; Cost $84,920)(a)(b)                        75,000            75,411
===============================================================================
                                                                        506,073
===============================================================================

INSURANCE BROKERS-0.04%

Aon Corp., Unsec. Notes, 6.95%,
  01/15/07(b)                                          20,000            20,234
===============================================================================

INTEGRATED OIL & GAS-2.25%

ConocoPhillips, Unsec. Deb.,
  7.13%, 03/15/28(b)                                  300,000           308,850
-------------------------------------------------------------------------------
Husky Oil Ltd., (Canada) Sr.
  Unsec. Yankee Notes, 7.13%,
  11/15/06(b)                                         300,000           302,832
-------------------------------------------------------------------------------
   Yankee Bonds, 8.90%,
  08/15/28(b)                                         540,000           582,525
===============================================================================
                                                                      1,194,207
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.82%

GTE California Inc. -Series G
  Unsec. Deb., 5.50%, 01/15/09(b)                     160,000           158,961
-------------------------------------------------------------------------------
Qwest Communications
  International Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.25%,
  02/15/11(b)                                         200,000           206,000
-------------------------------------------------------------------------------
Southwestern Bell Capital Corp.,
  Medium Term Notes, 6.68%,
  11/28/07(b)                                         290,000           295,516
-------------------------------------------------------------------------------
Verizon California Inc. -Series
  F, Unsec. Deb., 6.75%,
  05/15/27(b)                                         300,000           281,694
-------------------------------------------------------------------------------
Verizon Communications Inc.,
  Unsec. Deb., 8.75%, 11/01/21(b)                     400,000           478,168
-------------------------------------------------------------------------------
Verizon Maryland Inc. -Series A,
  Unsec. Global Notes, 6.13%,
  03/01/12(b)                                         265,000           266,884
-------------------------------------------------------------------------------
Verizon New York Inc., Unsec.
  Deb., 7.00%, 12/01/33(b)                            180,000           174,222
-------------------------------------------------------------------------------
Verizon Virginia Inc. -Series A,
  Unsec. Global Deb., 4.63%,
  03/15/13(b)                                         175,000           159,854
===============================================================================
                                                                      2,021,299
===============================================================================

INVESTMENT BANKING & BROKERAGE-0.10%

Jefferies Group, Inc.,-Series B,
  Sr. Unsec. Notes, 7.50%,
  08/15/07(b)                                          50,000            51,283
===============================================================================

LEISURE PRODUCTS-0.82%

Brunswick Corp., Unsec. Unsub.
  Notes, 6.75%, 12/15/06(b)                           430,000           434,051
===============================================================================

LIFE & HEALTH INSURANCE-2.24%

Americo Life Inc., Notes, 7.88%,
  05/01/13 (Acquired 04/25/03;
  Cost $93,875)(a)(b)                                  95,000            95,717
-------------------------------------------------------------------------------
Prudential Holdings, LLC -Series
  B, Bonds, (INS-Financial
  Security Assurance Inc.) 7.25%,
  12/18/23 (Acquired
  01/22/04-01/29/04; Cost
  $588,417)(a)(b)(h)                                  500,000           564,140
-------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec.
  Notes, 8.00%, 10/30/06(b)                           150,000           152,193
===============================================================================
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
Sun Life Canada US Capital Trust,
  Gtd. 8.53% (Acquired 02/13/06;
  Cost $375,519)(a)(b)(e)                         $   350,000     $     374,987
===============================================================================
                                                                      1,187,037
===============================================================================

MANAGED HEALTH CARE-0.75%

Humana Inc., Sr. Unsec. Notes,
  7.25%, 08/01/06(b)                                  395,000           397,481
===============================================================================

METAL & GLASS CONTAINERS-0.97%

Owens-Brockway Glass Container
  Inc., Sr. Unsec. Gtd. Global
  Notes, 8.25%, 05/15/13(b)                           140,000           147,000
-------------------------------------------------------------------------------
Pactiv Corp., Unsec. Notes,
  8.00%, 04/15/07(b)                                  360,000           368,654
===============================================================================
                                                                        515,654
===============================================================================

MOVIES & ENTERTAINMENT-1.65%

News America Holdings Inc., Sr.
  Unsec. Gtd. Putable Deb.,
  8.50%, 02/23/07(b)                                  170,000           199,702
-------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec.
  Deb., 9.15%, 02/01/23(b)                            480,000           583,272
-------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd.
  Unsub. Global Notes, 6.13%,
  04/15/06(b)                                          90,000            90,018
===============================================================================
                                                                        872,992
===============================================================================

MULTI-UTILITIES-0.80%

Consolidated Edison Co. of New
  York -Series A, Unsec. Deb.,
  7.75%, 06/01/26(b)                                  300,000           303,861
-------------------------------------------------------------------------------
DTE Energy Co., Sr. Unsec. Unsub.
  Notes, 6.45%, 06/01/06(b)                           120,000           120,257
===============================================================================
                                                                        424,118
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.84%

Devon Energy Corp., Sr. Unsec.
  Notes, 2.75%, 08/01/06(b)                           205,000           203,354
-------------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico)
  Sr. Unsec. Gtd. Notes,
  5.75%, 12/15/15 (Acquired
  01/26/06; Cost $79,111)(a)(b)                        80,000            76,820
-------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
  5.75%, 12/15/15(b)                                  245,000           235,261
-------------------------------------------------------------------------------
  8.63%, 02/01/22(b)                                  675,000           798,221
-------------------------------------------------------------------------------
Vintage Petroleum, Inc., Sr.
  Unsec. Global Notes, 8.25%,
  05/01/12(b)                                         180,000           191,511
===============================================================================
                                                                      1,505,167
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-8.42%

Mizuho JGB Investment LLC -Series
  A, Sub. Bonds, 9.87% (Acquired
  06/16/04-03/03/06; Cost
  $787,636)(a)(b)(e)                                  700,000           761,068
-------------------------------------------------------------------------------
Pemex Finance Ltd., (Mexico)
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(b)                                  158,333           160,632
-------------------------------------------------------------------------------
  Series 1999-2,
  Global Bonds,
  9.69%, 08/15/09(b)                                  469,000           500,179
===============================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Premium Asset Trust -Series
  2004-04, Sr. Notes, 4.13%,
  03/12/09 (Acquired 03/04/04;
  Cost $399,732)(a)(b)                            $   400,000     $     378,080
-------------------------------------------------------------------------------
Regional Diversified Funding,
  (Cayman Islands) Sr. Notes,
  9.25%, 03/15/30 (Acquired
  01/10/03-09/22/04; Cost
  $525,327)(a)(b)                                     453,889           510,602
-------------------------------------------------------------------------------
Regional Diversified Funding,
  (Cayman Islands)-Class A-1a,
  Sr. Floating Rate Notes, 4.95%,
  01/25/36 (Acquired 03/21/05;
  Cost $500,000)(a)(b)(c)                             500,000           493,516
-------------------------------------------------------------------------------
SIUK PLC, (United Kingdom) Gtd.
  Yankee Notes, 8.23%, 02/01/27(b)                    270,000           287,334
-------------------------------------------------------------------------------
Toll Road Investors Partnership
  II, L.P. -Series A, Bonds,
  (INS-MBIA Insurance Corp.)
  5.60%, 02/15/45 (Acquired
  03/11/05-03/22/06; Cost
  $582,017)(a)(b)(h)(i)                             4,958,969           590,063
-------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through
  Ctfs., 5.70% (Acquired
  12/07/04; Cost
  $400,000)(a)(b)(e)(j)                               400,000           400,396
-------------------------------------------------------------------------------
UFJ Finance Aruba AEC, (Aruba)
  Gtd. Sub. Second Tier Euro
  Bonds, 8.75%(b)(e)                                  250,000           268,389
-------------------------------------------------------------------------------
Windsor Financing LLC Sr. Gtd.
  Notes, 5.88%, 07/15/17
  (Acquired 02/07/06; Cost
  $110,000)(a)(b)                                     110,000           109,669
===============================================================================
                                                                      4,459,928
===============================================================================

PACKAGED FOODS & MEATS-0.91%

Tyson Foods, Inc. Sr. Unsec.
  Global Notes 7.25%, 10/01/06(b)                     480,000           483,974
===============================================================================

PROPERTY & CASUALTY INSURANCE-4.06%

ACE INA Holdings Inc., Sr. Unsec.
  Gtd. Unsub. Notes, 8.30%,
  08/15/06(b)                                         130,000           131,217
-------------------------------------------------------------------------------
Executive Risk Capital Trust
  -Series B, Gtd. Trust Pfd.
  Bonds, 8.68%, 02/01/27(b)                           125,000           133,166
-------------------------------------------------------------------------------
First American Capital Trust I,
  Gtd. Trust Pfd. Notes, 8.50%,
  04/15/12(b)                                         700,000           742,539
-------------------------------------------------------------------------------
Oil Casualty Insurance Ltd.
  (Bermuda) Unsec. Sub. Deb.,
  8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost
  $352,536)(a)(b)                                     330,000           325,334
-------------------------------------------------------------------------------
Oil Insurance Ltd., (Bermuda) Sr.
  Unsec. Floating Rate Notes,
  4.87%, 10/06/06 (Acquired
  10/12/05; Cost
  $158,800)(a)(b)(j)                                  160,000           159,934
-------------------------------------------------------------------------------
   Unsec. Sub. Deb., 5.15%,
  08/15/33 (Acquired
  01/21/04-03/30/06; Cost
  $687,806)(a)(b)                                     670,000           658,174
===============================================================================
                                                                      2,150,364
===============================================================================

PUBLISHING-1.34%

Pearson Inc., Notes, 7.38%,
  09/15/06 (Acquired
  01/06/06-01/11/06; Cost
  $710,746)(a)(b)                                     700,000           707,686
===============================================================================

REAL ESTATE-1.12%

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
Health Care Property Investors,
  Inc., Notes, 5.63%, 05/01/17(b)                     180,000     $     172,971
-------------------------------------------------------------------------------
Health Care REIT, Inc., Sr.
  Notes, 5.88%, 05/15/15(b)                           175,000           170,908
-------------------------------------------------------------------------------
Summit Properties Partnership,
  L.P., Medium Term Notes, 7.04%,
  05/09/06(b)                                         100,000           100,129
-------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital
  Corp., Sr. Unsec. Gtd. Global
  Notes, 8.75%, 05/01/09(b)                           140,000           149,800
===============================================================================
                                                                        593,808
===============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.15%

Southern Investments UK PLC,
  (United Kingdom) Sr. Unsec.
  Unsub. Yankee Notes, 6.80%,
  12/01/06(b)                                          80,000            80,617
===============================================================================

REGIONAL BANKS-1.67%

Cullen/Frost Capital Trust I,
  Unsec. Sub. Floating Rate
  Notes, 6.37%, 03/01/34(b)(c)                        600,000           617,676
-------------------------------------------------------------------------------
PNC Capital Trust C, Gtd.
  Floating Rate Trust Pfd. Bonds,
  5.39%, 06/01/28(b)(c)                               100,000            97,158
-------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes,
  5.00%, 06/15/14(b)                                  175,000           170,630
===============================================================================
                                                                        885,464
===============================================================================

REINSURANCE-1.62%

GE Global Insurance Holding
  Corp., Unsec. Notes, 7.75%,
  06/15/30(b)                                         175,000           208,793
-------------------------------------------------------------------------------
Reinsurance Group of America,
  Inc., Jr. Unsec. Sub. Deb.,
  6.75%, 12/15/65(b)                                  165,000           157,136
-------------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass
  Through Ctfs., 5.90%, 01/12/15
  (Acquired 01/07/05-11/03/05;
  Cost $493,840)(a)(b)                                500,000           490,005
===============================================================================
                                                                        855,934
===============================================================================

RESTAURANTS-0.11%

YUM! Brands, Inc., Sr. Unsec.
  Notes, 8.50%, 04/15/06(b)                            60,000            60,053
===============================================================================

SOVEREIGN DEBT-0.77%

Federative Republic of Brazil,
  (Brazil) -Series EI-L, Floating
  Rate Bonds, 5.19%,
  04/18/06(b)(f)                                       64,000            63,440
-------------------------------------------------------------------------------
Russian Federation-REGS, (Russia)
  Unsec. Unsub. Euro Bonds,
  10.00%, 06/26/07 (Acquired
  05/14/04; Cost $364,406)(a)(b)                      325,000           342,810
===============================================================================
                                                                        406,250
===============================================================================

SPECIALTY CHEMICALS-0.15%

ICI North America, Unsec. Gtd.
  Deb., 8.88%, 11/15/06(b)                             80,000            81,560
===============================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-1.71%

Countrywide Home Loans, Inc.
  Gtd. Medium Term Notes,
  6.94%, 07/16/07(b)                              $   150,000     $     152,966
-------------------------------------------------------------------------------
  Series J,
  Gtd. Medium Term Global Notes,
  5.50%, 08/01/06(b)                                  346,000           346,384
-------------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd.
  Sub. Trust Pfd. Notes, 9.10%,
  06/01/27(b)                                         275,000           297,275
-------------------------------------------------------------------------------
Washington Mutual Capital I Gtd.
  Sub. Trust Pfd. Notes, 8.38%,
  06/01/27(b)                                         100,000           106,822
===============================================================================
                                                                        903,447
===============================================================================

TOBACCO-0.55%

Altria Group, Inc., Unsec. Notes,
  7.20%, 02/01/07(b)                                  290,000           294,040
===============================================================================

TRADING COMPANIES & DISTRIBUTORS-1.12%

Western Power Distribution
  Holdings Ltd., (United Kingdom)
  Unsec. Unsub. Notes, 7.38%,
  12/15/28 (Acquired
  01/25/05-03/03/05; Cost
  $618,701)(a)(b)                                     545,000           593,194
===============================================================================

TRUCKING-1.29%

Roadway Corp., Sr. Sec. Gtd.
  Global Notes, 8.25%, 12/01/08(b)                    650,000           683,020
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.66%

Sprint Nextel Corp., Deb., 9.25%,
  04/15/22(b)                                         180,000           225,122
-------------------------------------------------------------------------------
Telephone & Data Systems, Inc.,
  Sr. Unsec. Unsub. Notes, 7.60%,
  12/01/41                                             12,000           300,000
-------------------------------------------------------------------------------
   Unsec. Notes, 7.00%,
  08/01/06(b)                                         355,000           356,825
===============================================================================
                                                                        881,947
===============================================================================
     Total U.S. Dollar Denominated Bonds & Notes
     (Cost $41,982,288)                                              41,078,664
===============================================================================

U.S. MORTGAGE-BACKED SECURITIES-7.45%

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-4.30%

Pass Through Ctfs.,
  8.50%, 03/01/10(b)                                      866               883
-------------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(b)                       35,515            36,298
-------------------------------------------------------------------------------
  6.00%, 05/01/17 to 11/01/33(b)                      298,766           299,776
-------------------------------------------------------------------------------
  5.50%, 09/01/17(b)                                  119,840           119,183
-------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 04/01/21(b)                                1,869,580         1,822,256
===============================================================================
                                                                      2,278,396
===============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-2.54%

Pass Through Ctfs.,
  6.50%, 02/01/17(b)                                   13,350            13,673
-------------------------------------------------------------------------------
  8.00%, 04/01/32(b)                                   26,703            28,498
===============================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
Pass Through Ctfs.,
  7.00%, 02/01/16 to 09/01/32(b)                  $    61,243     $      63,093
-------------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35(b)                       71,795            73,592
-------------------------------------------------------------------------------
  6.00%, 05/01/17 to 07/01/17(b)                       38,891            39,444
-------------------------------------------------------------------------------
  5.00%, 11/01/18(b)                                  110,689           108,168
-------------------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29(b)                      111,086           116,235
-------------------------------------------------------------------------------
  6.50%, 05/01/31(b)                                  127,998(k)        130,996
-------------------------------------------------------------------------------
Pass Through Ctfs., TBA                               771,075           771,075
  6.00%, 04/01/36(b)(m)
===============================================================================
                                                                      1,344,774
===============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-0.61%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32(b)                       30,302            31,895
-------------------------------------------------------------------------------
  8.50%, 11/15/24(b)                                   23,634            25,655
-------------------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31(b)                        6,439             6,718
-------------------------------------------------------------------------------
  6.50%, 11/15/31 to 09/15/32(b)                       51,674            53,604
-------------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32(b)                       71,131            72,047
-------------------------------------------------------------------------------
  5.50%, 02/15/34(b)                                  135,871(k)        134,674
===============================================================================
                                                                        324,593
===============================================================================
     Total U.S. Mortgage-Backed Securities
     (Cost $3,976,077)                                                3,947,763
===============================================================================

ASSET-BACKED SECURITIES-6.21%

AEROSPACE & DEFENSE-0.67%

Systems 2001 Asset Trust LLC,
  (Cayman Islands) -Series 2001,
  Class G, Pass Through Ctfs.,
  (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $374,018)(a)(b)(h)                                  340,557           355,463
===============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.25%

Federal Home Loan Bank (FHLB)
  -Series TQ-2015, Class A, Pass
  Through Ctfs., 5.07%,
  10/20/15(b)                                         133,225           130,128
===============================================================================

MULTI-SECTOR HOLDINGS-0.38%

Longport Funding Ltd. -Series
  2005-2A, Class A1J, Floating
  Rate Bonds, 5.19%, 02/03/40
  (Acquired 03/31/05; Cost
  $200,000)(a)(c)(m)                                  200,000           200,000
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.27%

Citicorp Lease Pass-Through Trust
  -Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19
  (Acquired 07/14/00-07/27/05;
  Cost $781,505)(a)(b)                                675,000           780,452
-------------------------------------------------------------------------------
Patrons' Legacy 2003-III -Series
  A, Ctfs., 5.65%, 01/17/17
  (Acquired 11/04/04; Cost
  $512,705)(a)(m)                                     500,000           491,835
-------------------------------------------------------------------------------
Patrons' Legacy-2004-I -Series A,
  Ctfs., 6.67%, 03/04/19
  (Acquired 04/30/04; Cost
  $1,000,000)(a)(m)                                 1,000,000           992,850
===============================================================================
                                                                      2,265,137
===============================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-0.64%

North Front Pass-Through Trust,
  Bonds, 5.81%, 12/15/24
  (Acquired 12/08/04; Cost
  $351,994)(a)(b)                                 $   350,000     $     339,752
===============================================================================
    Total Asset-Backed Securities
      (Cost $3,343,359)                                               3,290,480
===============================================================================

MUNICIPAL OBLIGATIONS-4.31%

Brownsville (City of), Texas;
  Series 2005 A Refunding & Improvement
  Utility System RB (INS-Ambac Assurance
  Corp.) 5.00%, 09/01/31(b)(h)(n)                      50,000            51,563
-------------------------------------------------------------------------------
Dallas (City of), Texas;
  Series 2005 A
  Taxable Pension Limited Tax GO,
  4.61%, 02/15/14(b)                                   75,000            70,969
-------------------------------------------------------------------------------
  5.20%, 02/15/35(b)                                  125,000           119,171
-------------------------------------------------------------------------------
Detroit (City of), Michigan;
  Series 2005 A-1 Taxable Capital
  Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20(b)(h)                               130,000           120,466
-------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank;
  Series 2005 A
  Taxable RB,
  4.87%, 07/15/16(b)                                  100,000            94,870
-------------------------------------------------------------------------------
  5.22%, 07/15/20(b)                                  125,000           119,769
-------------------------------------------------------------------------------
  5.28%, 01/15/22(b)                                  100,000            95,625
-------------------------------------------------------------------------------
Industry (City of), California
  Urban Development Agency
  (Project 3); Series 2003
  Taxable Allocation RB,
  (INS-MBIA Insurance Corp.)
  6.10%, 05/01/24(b)(h)                               650,000           667,875
-------------------------------------------------------------------------------
Michigan (State of), Western
  Michigan University; Series
  2005 Taxable RB (INS-AMBAC
  Assurance Corp.) 4.41%,
  11/15/14(b)(h)                                      90,000             87,982
-------------------------------------------------------------------------------
New Hampshire (State of); Series
  2005 B Taxable Unlimited Tax
  GO, 4.65%, 05/15/15(b)                              125,000           118,750
-------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.;
  Series 2004
  Taxable Rental Car Facility RB,
  (INS-Financial Guaranty
  Insurance Co.) 3.69%, 07/01/07(b)(h)                225,000           221,062
-------------------------------------------------------------------------------
  4.21%, 07/01/08(b)(h)                               300,000           293,409
-------------------------------------------------------------------------------
Sacramento (County of),
  California; Series 2004 C-1
  Taxable Pension Funding CARS
  RB, (INS-MBIA Insurance Corp.)
  5.53%, 07/10/30(b)(h)(o)                            225,000           221,942
===============================================================================
    Total Municipal Obligations
      (Cost $2,324,039)                                               2,283,453
===============================================================================

                                                     SHARES
-------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-5.07%

DIVERSIFIED BANKS-0.35%

HSBC Capital Funding L.P.,
  (United Kingdom), 4.61%  Pfd.
  (Acquired 11/05/03; Cost
  $186,504)(a)(b)                                     200,000           184,346
===============================================================================

                                                      SHARES            VALUE
-------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc. -Wts., expiring
  08/15/10 (Acquired 11/15/00;
  Cost $0)(a)(m)(p)(q)                                    275                 0
-------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.35%

Aegon N.V. 6.38% Pfd.
  (Netherlands)                                         7,500           186,750
-------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-3.33%

Auction Pass-Through
  Trust-Series 2001-1, Class A,
  5.55% Floating Rate Pfd.
  (Acquired 10/03/05; Cost
  $500,000)(a)(m)(q)                                        2           506,625
-------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust
  III, 5.02% Floating Rate Pfd.
  (Acquired 06/03/04-09/28/04;
  Cost $581,490)(a)(b)(c)                                 595           600,950
-------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV,
  5.28% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $244,120)(a)(b)(c)                                      250           252,969
-------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI,
  5.46% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $388,587)(a)(b)(c)                                      400           404,625
===============================================================================
                                                                      1,765,169
===============================================================================

U.S. AGENCY SECURITIES-1.04%

Fannie Mae
-Series J, 4.72 %
  Floating Rate
  Pfd.(r)                                               5,550           277,500
-------------------------------------------------------------------------------
-Series K, 5.40%
  Floating Rate
  Pfd.(r)                                               5,450           275,497
===============================================================================
                                                                        552,997
===============================================================================
    Total Stocks & Other Equity Interests
      (Cost $2,641,788)                                               2,689,262
===============================================================================

                                                    PRINCIPAL
                                                     AMOUNT
-------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES-1.64%(s)

JAPAN-0.92%

Takefuji Corp. (Consumer
  Finance) Sr. Unsec. Medium
  Term Euro Notes, 1.02%,
  03/01/34 (Japan)(b)(f)                  JPY     100,000,000           488,238
===============================================================================

UNITED KINGDOM-0.72%

Sutton Bridge Financing Ltd.
  (Electric Utilities)-REGS,
  Gtd. Euro Bonds 8.63%,
  06/30/22 (Acquired 05/29/97;
  Cost $308,823)(a)(b)                    GBP         192,890           378,152
===============================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------
NON U.S. DOLLAR DENOMINATED BONDS & NOTES-(CONTINUED)

   Total Non-U.S. Dollar
Denominated Bonds & Notes
(Cost $830,569)                                                   $     866,390
===============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.56%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.56%

Unsec. Floating Rate
  Global Notes,
  4.56%, 02/17/09
  (Cost $300,000)(b)(j)      02/17/09             $   300,000           294,096
===============================================================================

BUNDLED SECURITIES-0.14%
-------------------------------------------------------------------------------
Targeted Return Index Securities
  Index Trust -Series HY 2005-1,
  Sec. Bonds, 7.65%, 06/15/15
  (Acquired 07/20/05-02/07/06;
  Cost $76,703)
  (Cost $76,497)(a)(b)                                 72,561            73,495
===============================================================================

U.S. TREASURY SECURITIES-0.09%

U.S. TREASURY NOTES-0.09%
 3.00%, 12/31/06(b)
(Cost $49,325)                                         50,000            49,308
===============================================================================

                                                     SHARES
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.26%

Liquid Assets
  Portfolio-Institutional Class(t)                     68,601            68,601
===============================================================================
STIC Prime
  Portfolio-Institutional Class(t)                     68,601            68,601
===============================================================================
    Total Money Market Funds
      (Cost $137,202)                                                   137,202
===============================================================================
TOTAL INVESTMENTS-103.26%
  (Cost $55,661,144)                                                 54,710,113
===============================================================================
OTHER ASSETS LESS LIABILITIES-(3.26)%                                (1,726,316)
===============================================================================
NET ASSETS-100.00%                                                $  52,983,797
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

CARS       -Convertible Auction Rate Security
Ctfs.      -Certificates
Deb.       -Debentures
GBP        -British Pound Sterling
GO         -General Obligation Bonds
Gtd.       -Guaranteed
INS        -Insurer
JPY        -Japanese Yen
Pfd.       -Preferred
RB         -Revenue Bonds
RegCaPS    -Regulatory Capital Preferred Securities
REGS       -Regulation S
REIT       -Real Estate Investment Trust
Sec.       -Secured
Sr.        -Senior
Sub.       -Subordinated
TBA        -To Be Announced
Unsec.     -Unsecured
Unsub.     -Unsubordinated
Wts.       -Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $16,382,158, which represented 30.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $51,341,854, which represented 96.90% of the Fund's Net Assets. See
     Note 1A.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on March 31, 2006.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at March 31, 2006 represented 0.30% of the Fund's Net Assets.
(e)  Perpetual bond with no specified maturity date.
(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(g) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Principal and/or interest payments are secured by the bond insurance company listed.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(k) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 4.
(l) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.
(m) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $2,191,310, which represented 4.14% of the Fund's Net Assets.
(n)  Interest on this security is taxable income to the Fund.
(o) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.
(p) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(q) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2006 was $506,625, which represented 0.96% of the Fund's Net Assets. See Note 1A.
(r) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on March 31, 2006.

                        AIM V.I. DIVERSIFIED INCOME FUND

(s) Foreign denominated security. Par value is denominated in currency indicated.
(t) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


                        AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

                        AIM V.I. DIVERSIFIED INCOME FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted

                        AIM V.I. DIVERSIFIED INCOME FUND
     pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. LOWER-RATED SECURITIES -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

                        AIM V.I. DIVERSIFIED INCOME FUND

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED                             REALIZED
                          VALUE      PURCHASES     PROCEEDS          APPRECIATION      VALUE      DIVIDEND     GAIN
FUND                     12/31/05      AT COST     FROM SALES       (DEPRECIATION)   03/31/06     INCOME      (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class     $ 124,432   $  2,929,608   $ (2,985,439)       $  --        $  68,601      $ 1,928   $    --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class       124,432      2,929,608     (2,985,439)          --           68,601        1,933        --
======================================================================================================================
   TOTAL                $ 248,864   $  5,859,216   $ (5,970,878)       $  --        $ 137,202      $ 3,861   $    --
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 3--FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------

                                          CONTRACT TO                               UNREALIZED
SETTLEMENT                         ---------------------------                     APPRECIATION
   DATE          CURRENCY          DELIVER          RECEIVE        VALUE          (DEPRECIATION)
------------------------------------------------------------------------------------------------
  06/13/06 Great British Pound        210,000       $  364,913     $  365,196      $    (283)
------------------------------------------------------------------------------------------------
  06/01/06 Japanese Yen            10,000,000           87,130         85,691          1,439
================================================================================================
                                   10,210,000       $  452,043     $  450,887      $   1,156
________________________________________________________________________________________________
================================================================================================

NOTE 4--FUTURES CONTRACTS

On March 31, 2006, $263,869 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------
                                                                                           UNREALIZED
                                  NO. OF             MONTH/                   VALUE       APPRECIATION
        CONTRACT                 CONTRACTS          COMMITMENT              03/31/06     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade          8              March-07/Long         $  1,895,900     $    (11,878)
------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade         12           December-06/Long            2,842,350          (23,373)
------------------------------------------------------------------------------------------------------
U.S.Treasury 2 Year Notes          49               June-06/Long            9,989,109          (21,683)
------------------------------------------------------------------------------------------------------
U.S.Treasury 5 Year Notes          81               June-06/Long            8,459,438          (62,350)
------------------------------------------------------------------------------------------------------
U.S.Treasury 10 Year Notes         64               June-06/Long            6,809,000          (97,976)
------------------------------------------------------------------------------------------------------
U.S.Treasury 30 Year Bonds         19               June-06/Long            2,073,969          (60,423)
------------------------------------------------------------------------------------------------------
Japan 10 Year Bond                  1              June-06/Short           (1,133,852)          14,283
======================================================================================================
                                                                         $ 30,935,914     $   (263,400)
______________________________________________________________________________________________________
======================================================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 5--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                                       PUT OPTION CONTRACTS
                                                    ---------------------------
                                                    NUMBER OF          PREMIUMS
                                                    CONTRACTS          RECEIVED
                                                    ---------------------------
Beginning of period                                        --          $     --
-------------------------------------------------------------------------------
Written                                                    18             2,160
-------------------------------------------------------------------------------
Closed                                                     (5)             (522)
===============================================================================
End of period                                              13          $  1,638
_______________________________________________________________________________
===============================================================================

   OPEN PUT OPTIONS WRITTEN AT PERIOD END
----------------------------------------------------------------------------------------------------------------
                                          CONTRACT    STRIKE   NUMBERS OF   PREMIUMS     VALUE       UNREALIZED
                                            MONTH      PRICE    CONTRACTS   RECEIVED    03/31/06    APPRECIATION
                                          ----------------------------------------------------------------------
U.S. Treasury 10 Year Notes                 May-06    $  105        6       $    907    $    469       $ 438
----------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                 May-06       107        7            731         984        (253)
================================================================================================================
Total outstanding put options written                              13       $  1,638    $  1,453       $ 185
________________________________________________________________________________________________________________
================================================================================================================


NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $12,450,232 and $14,890,496, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $     245,902
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,198,948)
===============================================================================
Net unrealized appreciation of investment securities              $    (953,046)
===============================================================================
Cost of investments for tax purposes is $55,663,159.

                        AIM V.I. DIVERSIFIED INCOME FUND

                             AIM V.I. DYNAMICS FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMINVESTMENTS.COM             I-VIDYN-QTR-1 3/06           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.70%

ADVERTISING-1.16%

Clear Channel Outdoor Holdings, Inc.-Class A(a)        67,166     $   1,575,043
===============================================================================

AEROSPACE & DEFENSE-1.07%

Precision Castparts Corp.                              24,359         1,446,925
===============================================================================

AGRICULTURAL PRODUCTS-0.79%

Archer-Daniels-Midland Co.                             31,871         1,072,459
===============================================================================

AIR FREIGHT & LOGISTICS-1.58%

Robinson (C.H.) Worldwide, Inc.                        43,527         2,136,740
===============================================================================

APPAREL RETAIL--1.73%

Aeropostale, Inc.(a)                                   42,641         1,286,053
-------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                              42,801         1,050,336
===============================================================================
                                                                      2,336,389
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.53%

Coach, Inc.(a)                                         38,641         1,336,206
-------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                34,352         2,082,074
===============================================================================
                                                                      3,418,280
===============================================================================

APPLICATION SOFTWARE-5.38%

Amdocs Ltd.(a)                                         46,966         1,693,594
-------------------------------------------------------------------------------
Business Objects S.A. -ADR (France)(a)                 30,514         1,112,846
-------------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                        77,167         1,426,818
-------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                43,466         1,647,361
-------------------------------------------------------------------------------
TIBCO Software Inc.(a)                                166,542         1,392,291
===============================================================================
                                                                      7,272,910
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.15%

Legg Mason, Inc.                                       12,388         1,552,588
===============================================================================

AUTOMOTIVE RETAIL-1.20%

Advance Auto Parts, Inc.                               39,139         1,629,748
===============================================================================

BIOTECHNOLOGY-1.88%

Celgene Corp.(a)                                       18,741           828,727
-------------------------------------------------------------------------------
Cephalon, Inc.(a)                                      18,500         1,114,625
-------------------------------------------------------------------------------
CV Therapeutics, Inc.(a)                               27,413           605,279
===============================================================================
                                                                      2,548,631
===============================================================================

BROADCASTING & CABLE TV-0.50%

Univision Communications Inc.-Class A(a)               19,681           678,404
===============================================================================

CASINOS & GAMING-2.36%

Scientific Games Corp.-Class A(a)                      47,596         1,672,047
-------------------------------------------------------------------------------
Station Casinos, Inc.                                  19,173         1,521,761
===============================================================================
                                                                      3,193,808
===============================================================================

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS-0.87%

Aventine Renewable Energy Holdings,
  Inc. (Acquired 12/12/05-02/14/06;
  Cost $771,808)(a)(b)(c)                              54,992     $   1,182,328
===============================================================================

COMMUNICATIONS EQUIPMENT-0.50%

Polycom, Inc.(a)                                       30,920           670,346
===============================================================================

COMPUTER STORAGE & PERIPHERALS-0.59%

Network Appliance, Inc.(a)                             21,971           791,615
===============================================================================

CONSTRUCTION & ENGINEERING-0.84%

Chicago Bridge & Iron Co. N.V.
  -New York Shares                                     26,665           639,960
-------------------------------------------------------------------------------
Foster Wheeler Ltd.(a)                                 10,506           497,039
===============================================================================
                                                                      1,136,999
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.45%

Cummins Inc.                                            6,806           715,310
-------------------------------------------------------------------------------
Joy Global Inc.                                        20,870         1,247,400
===============================================================================
                                                                      1,962,710
===============================================================================

CONSUMER ELECTRONICS-1.05%

Harman International Industries, Inc.                  12,779         1,420,130
===============================================================================

CONSUMER FINANCE-1.43%

AmeriCredit Corp.(a)                                   62,729         1,927,662
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.34%

Alliance Data Systems Corp.(a)                         40,272         1,883,521
-------------------------------------------------------------------------------
Fidelity National Information Services, Inc.           31,500         1,277,325
===============================================================================
                                                                      3,160,846
===============================================================================

DEPARTMENT STORES-0.45%

Nordstrom, Inc.                                        15,653           613,285
===============================================================================

DIVERSIFIED CHEMICALS-0.50%

Ashland Inc.                                            9,560           679,525
===============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.91%

Corrections Corp. of America(a)                        37,682         1,703,226
-------------------------------------------------------------------------------
IHS Inc.- Class A(a)                                   31,945           873,696
===============================================================================
                                                                      2,576,922
===============================================================================

DIVERSIFIED METALS & MINING-1.15%

Phelps Dodge Corp.                                     19,271         1,551,894
===============================================================================

DRUG RETAIL-1.11%

Shoppers Drug Mart Corp. (Canada)                      39,264         1,494,635
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.25%
Cooper Industries, Ltd.-Class A                        19,420         1,687,598
===============================================================================

                             AIM V.I. DYNAMICS FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.15%

Amphenol Corp.-Class A                                 29,749  $      1,552,303
===============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.74%

Molex Inc.                                             18,683           620,276
-------------------------------------------------------------------------------
Molex Inc.-Class A                                     12,656           376,136
===============================================================================
                                                                        996,412
===============================================================================

HEALTH CARE DISTRIBUTORS-1.11%

Schein (Henry), Inc..(a)                               31,300         1,498,018
===============================================================================

HEALTH CARE EQUIPMENT-2.78%

Hologic, Inc.(a)                                        9,500           525,825
-------------------------------------------------------------------------------
Intuitive Surgical, Inc.(a)                             5,000           590,000
-------------------------------------------------------------------------------
PerkinElmer, Inc.                                      54,923         1,289,043
-------------------------------------------------------------------------------
Thermo Electron Corp.(a)                               36,400         1,350,076
===============================================================================
                                                                      3,754,944
===============================================================================

HEALTH CARE FACILITIES-1.39%

Community Health Systems, Inc.(a)                      26,000           939,900
-------------------------------------------------------------------------------
Psychiatric Solutions, Inc.(a)                         28,500           944,205
===============================================================================
                                                                      1,884,105
===============================================================================

HEALTH CARE SERVICES-4.39%

Cerner Corp.(a)                                        15,750           747,338
-------------------------------------------------------------------------------
Covance Inc.(a)                                        23,000         1,351,250
-------------------------------------------------------------------------------
DaVita, Inc.(a)                                        24,476         1,473,700
-------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                        21,090         1,206,770
-------------------------------------------------------------------------------
Omnicare, Inc.                                         21,070         1,158,639
===============================================================================
                                                                      5,937,697
===============================================================================

HOTELS, RESORTS & CRUISE LINES-2.21%

Hilton Hotels Corp.                                    59,135         1,505,577
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)           21,949         1,486,606
===============================================================================
                                                                      2,992,183
===============================================================================

HOUSEWARES & SPECIALTIES-1.23%

Jarden Corp.(a)                                        50,471         1,657,972
===============================================================================

INDUSTRIAL MACHINERY-1.59%

ITT Industries, Inc.                                   25,679         1,443,673
-------------------------------------------------------------------------------
Kaydon Corp.                                           17,441           703,919
===============================================================================
                                                                      2,147,592
===============================================================================

INSURANCE BROKERS-0.69%

National Financial Partners Corp.                      16,493           932,184
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.90%

Qwest Communications International Inc.(a)            179,646         1,221,593
===============================================================================

INTERNET SOFTWARE & SERVICES-0.27%

Websense, Inc.(a)                                      13,384           369,131
===============================================================================

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-1.09%

Schwab (Charles) Corp. (The)                           85,672     $   1,474,415
===============================================================================

IT CONSULTING & OTHER SERVICES-1.06%

Cognizant Technology Solutions Corp.-Class A(a)        24,075         1,432,222
===============================================================================

MANAGED HEALTH CARE-3.22%

Aveta, Inc. (Acquired 12/21/05-
  02/21/06; Cost $1,250,535)(a)(b)(c)                  90,568         1,471,730
-------------------------------------------------------------------------------
CIGNA Corp.                                             9,700         1,267,014
-------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                          18,254           985,351
-------------------------------------------------------------------------------
Humana Inc.(a)                                         12,000           631,800
===============================================================================
                                                                      4,355,895
===============================================================================

OIL & GAS DRILLING-2.51%

ENSCO International Inc.                               13,100           673,995
-------------------------------------------------------------------------------
Noble Corp.                                            16,500         1,338,150
-------------------------------------------------------------------------------
Todco-Class A                                          35,245         1,389,005
===============================================================================
                                                                      3,401,150
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.12%

Grant Prideco, Inc.(a)                                 31,891         1,366,211
-------------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                         21,244         1,362,165
-------------------------------------------------------------------------------
Weatherford International Ltd.(a)                      32,500         1,486,875
===============================================================================
                                                                      4,215,251
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.89%

CNX Gas Corp.(a)(e)                                    12,800           332,800
-------------------------------------------------------------------------------
Rosetta Resources, Inc.(a)                             12,500           224,500
-------------------------------------------------------------------------------
Rosetta Resources, Inc.(a)(e)                          68,200         1,224,872
-------------------------------------------------------------------------------
Southwestern Energy Co.(a)                             24,122           776,487
===============================================================================
                                                                      2,558,659
===============================================================================

OIL & GAS REFINING & MARKETING-1.62%

Frontier Oil Corp.                                     25,497         1,513,247
-------------------------------------------------------------------------------
Tesoro Corp.                                           10,000           683,400
===============================================================================
                                                                      2,196,647
===============================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.05%

Williams Cos., Inc. (The)                              66,345         1,419,120
===============================================================================

PAPER PACKAGING-1.06%

Smurfit-Stone Container Corp.(a)                      105,269         1,428,500
===============================================================================

PHARMACEUTICALS-1.27%

Adams Respiratory Therapeutics, Inc.(a)                17,400           691,998
-------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                           23,000         1,026,490
===============================================================================
                                                                      1,718,488
===============================================================================

PUBLISHING-0.95%

R.H. Donnelley Corp.                                   22,162         1,290,493
===============================================================================

      See accompanying notes which are an integral part of this schedule.

                             AIM V.I. DYNAMICS FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
REAL ESTATE-0.43%

People's Choice Financial Corp.
  (Acquired 12/21/04; Cost
  $1,069,000)(a)(b)(c)                                106,900     $     587,950
===============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.81%

CB Richard Ellis Group, Inc.-Class A(a)                30,368         2,450,698
===============================================================================

REGIONAL BANKS-1.62%

Centennial Bank Holdings Inc.(a)                       20,793           243,278
-------------------------------------------------------------------------------
Centennial Bank Holdings Inc.(a)(e)                    88,700         1,037,790
-------------------------------------------------------------------------------
Signature Bank(a)                                      28,038           913,759
===============================================================================
                                                                      2,194,827
===============================================================================

RESTAURANTS-0.52%

Ruby Tuesday, Inc.                                     21,795           699,184
===============================================================================

SEMICONDUCTOR EQUIPMENT-0.74%

ASML Holding N.V. -New York
  Shares (Netherlands)(a)                              48,815           994,362
===============================================================================

SEMICONDUCTORS-6.72%

Analog Devices, Inc.                                   34,476         1,320,086
-------------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)                  96,368         1,432,029
-------------------------------------------------------------------------------
Intersil Corp.-Class A                                 44,386         1,283,643
-------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                       15,702           849,478
-------------------------------------------------------------------------------
Microchip Technology Inc.                              38,127         1,384,010
-------------------------------------------------------------------------------
National Semiconductor Corp.                           50,954         1,418,560
-------------------------------------------------------------------------------
NVIDIA Corp.(a)                                         6,682           382,611
-------------------------------------------------------------------------------
Spansion Inc.-Class A(a)                               68,899         1,019,705
===============================================================================
                                                                      9,090,122
===============================================================================

SOFT DRINKS-0.63%

Hansen Natural Corp.(a)                                 6,800           857,140
===============================================================================

SPECIALIZED FINANCE-1.16%

Chicago Mercantile Exchange Holdings Inc.               3,509         1,570,277
===============================================================================

SPECIALTY STORES-2.11%

Office Depot, Inc.(a)                                  35,095         1,306,938
-------------------------------------------------------------------------------
Staples, Inc.                                          60,543         1,545,057
===============================================================================
                                                                      2,851,995
===============================================================================

STEEL-0.78%

Allegheny Technologies, Inc.                           17,224         1,053,764
===============================================================================

SYSTEMS SOFTWARE-0.68%

Red Hat, Inc.(a)                                       33,025           924,040
===============================================================================

TECHNOLOGY DISTRIBUTORS-0.52%

Avnet, Inc.(a)                                         27,856           706,985
===============================================================================

TRADING COMPANIES & DISTRIBUTORS-1.22%

WESCO International, Inc.(a)                           24,202         1,645,978
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.70%

American Tower Corp.-Class A(a)                        92,451         2,803,114
-------------------------------------------------------------------------------
Leap Wireless International, Inc.(a)                   36,939         1,610,171
-------------------------------------------------------------------------------
                                                     SHARES         VALUE
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(continued)

NII Holdings Inc.(a)                                   32,997     $   1,945,833
===============================================================================
                                                                      6,359,118
===============================================================================
     Total Common Stocks
     (Cost $108,214,619)                                            132,139,834
===============================================================================

                                   NUMBER OF   EXERCISE  EXPIRATION
                                   CONTRACTS      PRICE        DATE
-------------------------------------------------------------------------------
PUT OPTIONS PURCHASED-0.01%

PHARMACEUTICALS-0.01%

Forest Laboratories, Inc.(a)
(Cost $10,443)                         142        $40        06-May      12,070
===============================================================================

                                                     SHARES
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-6.31%

Premier Portfolio -Institutional
  Class (Cost $8,531,158)(f)                          8,531,158       8,531,158
===============================================================================
TOTAL INVESTMENTS-104.02%
  (Cost $116,756,220)                                               140,683,062
===============================================================================
OTHER ASSETS LESS LIABILITIES-(4.02)%                               (5,441,872)
===============================================================================
NET ASSETS-100.00%                                                $ 135,241,190
_______________________________________________________________________________
===============================================================================


Investment Abbreviations:

ADR      -American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $3,242,008, which represented 2.40% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $3,242,008, which represented 2.40% of the Fund's Net Assets.

(d)  Each unit represents one common share and one Class B share.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2006 was $2,595,462, which represented 1.92% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


      See accompanying notes which are an integral part of this schedule.

                             AIM V.I. DYNAMICS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

                             AIM V.I. DYNAMICS FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                             AIM V.I. DYNAMICS FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


NOTE 2--INVESTMENTS IN AFFILIATES

 The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED                              REALIZED
                         VALUE        PURCHASES         PROCEEDS       APPRECIATION      VALUE       DIVIDEND     GAIN
FUND                   12/31/05        AT COST        FROM SALES      (DEPRECIATION)   03/31/06       INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $   958,574    $ 25,793,421    $ (18,220,837)        $ --        $ 8,531,158   $ 56,429      $ --
________________________________________________________________________________________________________________________
========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                        UNREALIZED                              REALIZED
                         VALUE         PURCHASES       PROCEEDS        APPRECIATION      VALUE       DIVIDEND     GAIN
FUND                    12/31/05        AT COST       FROM SALES      (DEPRECIATION)   03/31/06      INCOME *    (LOSS)
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $   307,262    $    578,080    $    (885,342)        $ --        $        --   $    942      $ --
========================================================================================================================
   TOTAL              $ 1,265,836    $ 26,371,501    $ (19,106,179)        $ --        $ 8,531,158   $ 57,371      $ --
________________________________________________________________________________________________________________________
========================================================================================================================

* Net of compensation to counterparties.

                             AIM V.I. DYNAMICS FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
         At March 31, 2006, there were no securities on loan to brokers. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $942 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $53,593,496 and $43,150,914, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 25,108,476
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,245,682)
===============================================================================
Net unrealized appreciation of investment securities               $ 23,862,794
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $116,820,268.

                             AIM V.I. DYNAMICS FUND

                        AIM V.I. FINANCIAL SERVICES FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2006




[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
 --REGISTERED TRADEMARK--                            --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM              I-VIFSE-QTR-1 3/06          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                                      SHARES             VALUE
----------------------------------------------------------------------------------

COMMON STOCKS--97.64%

ASSET MANAGEMENT & CUSTODY BANKS--9.52%

Bank of New York Co., Inc. (The)                     208,388      $      7,510,303
----------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                     85,711             3,347,015
----------------------------------------------------------------------------------
State Street Corp.                                    30,912             1,868,012
==================================================================================
                                                                        12,725,330
==================================================================================

CONSUMER FINANCE--3.10%

Capital One Financial Corp.                           51,441             4,142,029
==================================================================================

DIVERSIFIED BANKS--13.79%

Anglo Irish Bank Corp. PLC (Ireland)                  77,213             1,272,402
----------------------------------------------------------------------------------
Bank of America Corp.                                151,166             6,884,100
----------------------------------------------------------------------------------
U.S. Bancorp                                          94,057             2,868,738
----------------------------------------------------------------------------------
Wachovia Corp.                                        70,399             3,945,864
----------------------------------------------------------------------------------
Wells Fargo & Co.                                     54,122             3,456,772
==================================================================================
                                                                        18,427,876
==================================================================================

DIVERSIFIED CAPITAL MARKETS--1.88%

UBS A.G. (Switzerland)                                22,817             2,509,185
----------------------------------------------------------------------------------

INSURANCE BROKERS--5.30%

Aon Corp.                                             73,315             3,043,306
----------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                          137,422             4,034,710
==================================================================================
                                                                         7,078,016
==================================================================================

INVESTMENT BANKING & BROKERAGE--12.21%

Lehman Brothers Holdings Inc.                          9,686             1,399,918
----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            109,557             8,628,709
----------------------------------------------------------------------------------
Morgan Stanley                                       100,010             6,282,628
==================================================================================
                                                                        16,311,255
==================================================================================

LIFE & HEALTH INSURANCE--1.15%

Prudential Financial, Inc.                            20,317             1,540,232
----------------------------------------------------------------------------------

MULTI-LINE INSURANCE--7.02%

American International Group, Inc.                    21,247             1,404,214
----------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                       44,677             1,493,552
----------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
   (The)                                              80,474             6,482,181
==================================================================================
                                                                         9,379,947
==================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--12.86%

Citigroup Inc.                                       169,249             7,995,323
----------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 220,461             9,179,996
==================================================================================
                                                                        17,175,319
==================================================================================

PROPERTY & CASUALTY INSURANCE--8.37%

ACE Ltd.                                             111,627             5,805,720
----------------------------------------------------------------------------------
MBIA Inc.                                             47,293             2,843,728
----------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                   60,674             2,535,567
==================================================================================
                                                                        11,185,015
==================================================================================



                                                      SHARES             VALUE
----------------------------------------------------------------------------------


REGIONAL BANKS--7.76%

Cullen/Frost Bankers, Inc.                            11,904      $        639,840
----------------------------------------------------------------------------------
Fifth Third Bancorp                                  111,525             4,389,624
----------------------------------------------------------------------------------
North Fork Bancorp., Inc.                             84,432             2,434,175
----------------------------------------------------------------------------------
SunTrust Banks, Inc.                                  22,599             1,644,303
----------------------------------------------------------------------------------
Zions Bancorp.                                        15,149             1,253,277
==================================================================================
                                                                        10,361,219
==================================================================================

SPECIALIZED CONSUMER SERVICES--1.13%

H&R Block, Inc.                                       69,920             1,513,768
----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE--13.55%

Fannie Mae                                           162,528             8,353,939
----------------------------------------------------------------------------------
Freddie Mac                                           74,093             4,519,673
----------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                            119,646             1,590,095
----------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 79,333             3,642,972
==================================================================================
                                                                        18,106,679
==================================================================================
     Total Common Stocks
        (Cost $108,588,632)                                            130,455,870
==================================================================================

MONEY MARKET FUNDS--2.62%

Premier Portfolio-Institutional Class
   (Cost $3,508,175)(a)                            3,508,175             3,508,175
==================================================================================
TOTAL INVESTMENTS--100.26%
   (Cost $112,096,807)                                                 133,964,045
==================================================================================
OTHER ASSETS LESS LIABILITIES--(0.26)%                                   (351,394)
==================================================================================
NET ASSETS--100.00%                                               $    133,612,651
__________________________________________________________________________________
==================================================================================

Notes to Schedule of Investments:

(a) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.


                        AIM V.I. FINANCIAL SERVICES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple


                        AIM V.I. FINANCIAL SERVICES FUND
      factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


                        AIM V.I. FINANCIAL SERVICES FUND

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED
                          VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE         DIVIDEND      REALIZED
FUND                    12/31/05         COST           SALES       (DEPRECIATION)     03/31/06        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $  5,064,797   $ 13,213,685   $(14,770,307)   $           --   $  3,508,175   $     41,902   $      --
------------------------------------------------------------------------------------------------------------------------------


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $616,983 and $10,736,819, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                      $    25,287,098
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (4,675,519)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                            $    20,611,579
-----------------------------------------------------------------------------------------------
Cost of investments for tax purposes is $113,352,466.


                        AIM V.I. FINANCIAL SERVICES FUND

                        AIM V.I. GLOBAL HEALTH CARE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM              I-VIGHC-QTR-1 3/06          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-77.43%

BIOTECHNOLOGY-21.45%

Amgen Inc.(a)(b)                                      100,403        $ 7,304,318
--------------------------------------------------------------------------------
Arena Pharmaceuticals,
  Inc.(a)(b)                                           76,317          1,382,101
--------------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(b)                        105,401            693,539
--------------------------------------------------------------------------------
Array BioPharma Inc.(b)                                92,046            841,300
--------------------------------------------------------------------------------
Biogen Idec Inc.(b)                                   142,298          6,702,236
--------------------------------------------------------------------------------
Cephalon, Inc.(a)(b)                                   27,802          1,675,070
--------------------------------------------------------------------------------
Charles River Laboratories
  International, Inc.(b)                               54,784          2,685,512
--------------------------------------------------------------------------------
Coley Pharmaceutical Group
  Inc.(a)(b)                                           40,657            615,954
--------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(b)                        63,056          1,448,396
--------------------------------------------------------------------------------
DOV Pharmaceutical, Inc.(a)(b)                         44,378            709,160
--------------------------------------------------------------------------------
Encysive Pharmaceuticals
  Inc.(a)(b)                                           84,300            412,227
--------------------------------------------------------------------------------
Genzyme Corp.(b)                                      107,659          7,236,838
--------------------------------------------------------------------------------
Human Genome Sciences,
  Inc.(a)(b)                                          112,694          1,224,984
--------------------------------------------------------------------------------
Idenix Pharmaceuticals
  Inc.(a)(b)                                           29,307            397,696
--------------------------------------------------------------------------------
Incyte Corp.(b)                                       113,614            683,956
--------------------------------------------------------------------------------
InterMune, Inc.(a)(b)                                  48,277            895,056
--------------------------------------------------------------------------------
Invitrogen Corp.(b)                                    24,500          1,718,185
--------------------------------------------------------------------------------
Keryx Biopharmaceuticals,
  Inc.(a)(b)                                           42,914            820,087
--------------------------------------------------------------------------------
Mannkind Corp.(a)(b)                                   49,133          1,004,279
--------------------------------------------------------------------------------
Medarex, Inc.(a)(b)                                    27,032            357,363
--------------------------------------------------------------------------------
MedImmune, Inc.(b)                                    150,177          5,493,475
--------------------------------------------------------------------------------
Millennium Pharmaceuticals,
  Inc.(b)                                              65,993            667,189
--------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(b)                          101,974            870,858
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(b)                           29,900            959,790
--------------------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(b)                       135,073          1,021,152
--------------------------------------------------------------------------------
PDL BioPharma Inc.(b)                                 152,758          5,010,462
--------------------------------------------------------------------------------
Rigel Pharmaceuticals,
  Inc.(a)(b)                                           33,125            380,606
--------------------------------------------------------------------------------
Serologicals Corp.(b)                                  84,037          2,055,545
--------------------------------------------------------------------------------
Tercica, Inc.(a)(b)                                    39,763            266,412
--------------------------------------------------------------------------------
Theravance, Inc.(b)                                    22,570            632,863
--------------------------------------------------------------------------------
Vertex Pharmaceuticals
  Inc.(a)(b)                                           19,016            695,795
--------------------------------------------------------------------------------
ZymoGenetics, Inc.(b)                                  50,641          1,094,858
================================================================================
                                                                      57,957,262
================================================================================

DRUG RETAIL-1.29%

CVS Corp.                                             116,448          3,478,302
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-1.70%

Cardinal Health, Inc.                                  30,274          2,256,019
--------------------------------------------------------------------------------
PSS World Medical, Inc.(b)                            121,439          2,342,558
================================================================================
                                                                       4,598,577
================================================================================

HEALTH CARE EQUIPMENT-15.99%

Advanced Medical Optics,
  Inc.(a)(b)                                           44,474          2,074,267
--------------------------------------------------------------------------------
ATS Medical, Inc.(b)                                  135,377            335,735
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                                  19,392          1,058,221
--------------------------------------------------------------------------------
Biomet, Inc.(a)                                        70,629          2,508,742
--------------------------------------------------------------------------------
Boston Scientific Corp.(b)                            188,883          4,353,753
--------------------------------------------------------------------------------
Cyberonics, Inc.(a)(b)                                 34,036            877,108
--------------------------------------------------------------------------------
Cytyc Corp.(b)                                         73,065          2,058,972
--------------------------------------------------------------------------------
Dionex Corp.(a)(b)                                     32,450          1,995,026
--------------------------------------------------------------------------------
Edwards Lifesciences Corp.(a)(b)                       21,316            927,246
--------------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.(a)(b)                        36,811            128,839
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-(CONTINUED)

Fisher Scientific International
  Inc.(b)                                              30,773        $ 2,094,103
--------------------------------------------------------------------------------
Guidant Corp.                                          26,094          2,036,898
--------------------------------------------------------------------------------
Medtronic, Inc.                                        50,898          2,583,073
--------------------------------------------------------------------------------
Mentor Corp.(a)                                       111,353          5,045,404
--------------------------------------------------------------------------------
Respironics, Inc.(b)                                   36,320          1,413,211
--------------------------------------------------------------------------------
SonoSite, Inc.(a)(b)                                   34,480          1,401,267
--------------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                              60,898          2,496,818
--------------------------------------------------------------------------------
Stryker Corp.                                          45,301          2,008,646
--------------------------------------------------------------------------------
Thermo Electron Corp.(b)                               77,124          2,860,529
--------------------------------------------------------------------------------
Varian Inc.(b)                                         21,209            873,387
--------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                        37,966          2,132,171
--------------------------------------------------------------------------------
Vnus Medical Technologies(b)                           51,429            390,346
--------------------------------------------------------------------------------
Wright Medical Group, Inc.(b)                          78,132          1,543,107
================================================================================
                                                                      43,196,869
================================================================================

HEALTH CARE FACILITIES-1.61%

Kindred Healthcare, Inc.(a)(b)                         89,717          2,256,383
--------------------------------------------------------------------------------
Tenet Healthcare Corp.(b)                             284,114          2,096,761
================================================================================
                                                                       4,353,144
================================================================================

HEALTH CARE SERVICES-7.71%

DaVita, Inc.(b)                                        21,919          1,319,743
--------------------------------------------------------------------------------
Eclipsys Corp.(b)                                     117,088          2,764,448
--------------------------------------------------------------------------------
HMS Holdings Corp.(b)                                 255,393          2,234,689
--------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                       120,534          6,896,955
--------------------------------------------------------------------------------
Merge Technologies Inc.(b)                            125,307          2,001,153
--------------------------------------------------------------------------------
Omnicare, Inc.(a)                                      53,668          2,951,203
--------------------------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.                                    77,016          2,665,524
================================================================================
                                                                      20,833,715
================================================================================

HEALTH CARE SUPPLIES-2.41%

Alcon, Inc.                                            49,326          5,142,729
--------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                25,174          1,360,151
================================================================================
                                                                       6,502,880
================================================================================

INDUSTRIAL CONGLOMERATES-1.55%

Tyco International Ltd.(a)                            155,693          4,185,028
--------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.50%

Universal American Financial
  Corp.(a)(b)                                          87,068          1,340,847
--------------------------------------------------------------------------------

MANAGED HEALTH CARE-10.30%

Aetna Inc.                                            115,110          5,656,505
--------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05;
  Cost $1,683,450)(b)(c)(d)                           124,700          2,026,375
--------------------------------------------------------------------------------
CIGNA Corp.                                            22,841          2,983,492
--------------------------------------------------------------------------------
Coventry Health Care, Inc.(b)                          57,315          3,093,864
--------------------------------------------------------------------------------
Health Net Inc.(b)                                     55,260          2,808,313
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                               114,678          6,405,913
--------------------------------------------------------------------------------
WellPoint Inc.(b)                                      62,668          4,852,383
================================================================================
                                                                      27,826,845
================================================================================

PHARMACEUTICALS-12.92%

Cypress Bioscience, Inc.(b)                            82,490            519,687
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings
  Inc.(b)                                              87,394          2,867,397
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                           28,187          1,257,986
--------------------------------------------------------------------------------


                        AIM V.I. GLOBAL HEALTH CARE FUND
                                                                             F-1

                                                      SHARES           VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Impax Laboratories, Inc.(b)                           123,890        $ 1,237,661
--------------------------------------------------------------------------------
Johnson & Johnson                                     139,122          8,238,805
--------------------------------------------------------------------------------
Medicines Co. (The)(b)                                 69,399          1,427,537
--------------------------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A                                        40,206          1,310,716
--------------------------------------------------------------------------------
MGI Pharma, Inc.(b)                                    74,370          1,301,475
--------------------------------------------------------------------------------
Pfizer Inc.                                           209,637          5,224,154
--------------------------------------------------------------------------------
Sepracor Inc.(a)(b)                                    50,976          2,488,139
--------------------------------------------------------------------------------
Wyeth                                                 170,267          8,261,355
--------------------------------------------------------------------------------
XenoPort Inc.(a)(b)                                    33,443            757,149
================================================================================
                                                                      34,892,061
================================================================================
   Total Domestic Common Stocks
     (Cost $194,015,036)                                             209,165,530
================================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-18.57%

CANADA-0.95%

Biovail Corp. (Pharmaceuticals)                       105,294          2,563,909
--------------------------------------------------------------------------------

FRANCE-3.34%

Ipsen S.A. (Pharmaceuticals)
  (Acquired 12/06/05; Cost
  $2,556,926)(b)(c)                                    97,682          3,916,575
--------------------------------------------------------------------------------
Sanofi-Aventis -ADR
  (Pharmaceuticals)                                   107,664          5,108,657
================================================================================
                                                                       9,025,232
================================================================================

GERMANY-0.83%

Merck KGaA (Pharmaceuticals)
  (b)(e)                                               23,642          2,247,241
--------------------------------------------------------------------------------

ISRAEL-0.47%

Teva Pharmaceutical Industries
  Ltd. -ADR (Pharmaceuticals) (a)                      30,760          1,266,697
--------------------------------------------------------------------------------

JAPAN-2.36%

Eisai Co., Ltd. (Pharmaceuticals)
  (a)(e)                                               90,078          3,927,178
--------------------------------------------------------------------------------
Shionogi & Co., Ltd.
  (Pharmaceuticals) (a)                               149,842          2,458,221
================================================================================
                                                                       6,385,399
================================================================================

SWITZERLAND-8.92%

Novartis A.G. -ADR
  (Pharmaceuticals)                                   163,061          9,040,102
--------------------------------------------------------------------------------
Roche Holding A.G
  (Pharmaceuticals)                                   101,125         15,054,734
================================================================================
                                                                      24,094,836
================================================================================

UNITED KINGDOM-1.70%

iSOFT Group PLC (Health Care
  Services) (e)                                       503,177          1,278,186
--------------------------------------------------------------------------------
Shire PLC -ADR (Pharmaceuticals)
  (a)                                                  71,087          3,304,834
================================================================================
                                                                       4,583,020
================================================================================
    Total Foreign Stocks & Other
      Equity Interests
     (Cost $40,386,819)                                               50,166,334
--------------------------------------------------------------------------------

MONEY MARKET FUNDS-4.46%

Premier Portfolio-Institutional Class
  (Cost $12,050,295)(f)                            12,050,295         12,050,295
================================================================================
    Total Money Market Funds
      (Cost $12,050,295)                                              12,050,295
================================================================================

                                                      SHARES           VALUE
--------------------------------------------------------------------------------
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-100.46%
  (Cost $246,452,150)                                             $ 271,382,159
================================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES
  LOANED-11.52%

MONEY MARKET FUNDS-11.52%

Premier Portfolio-Institutional
  Class(f)(g)                                      31,099,141         31,099,141
================================================================================
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $31,099,141)                                              31,099,141
================================================================================
TOTAL INVESTMENTS-111.98%
  (Cost $277,551,291)                                                302,481,300
================================================================================
OTHER ASSETS LESS LIABILITIES-(11.98)%                              (32,351,524)
================================================================================
NET ASSETS--100.00%                                                $ 270,129,776
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security is out on loan at March 31, 2006.

(b)  Non-income producing security.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $5,942,950, which represented 2.20% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2006 represented 0.75% of the Fund's Net Assets.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $7,452,605, which represented 2.76% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

                        AIM V.I. GLOBAL HEALTH CARE FUND
                                                                             F-2

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple


                        AIM V.I. GLOBAL HEALTH CARE FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


                        AIM V.I. GLOBAL HEALTH CARE FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              CHANGE IN
                                                              UNREALIZED                                 REALIZED
                    VALUE       PURCHASES      PROCEEDS      APPRECIATION        VALUE       DIVIDEND     GAIN
FUND               12/31/05      AT COST      FROM SALES    (DEPRECIATION)      03/31/06      INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutiona
Class           $ l5,568,522  $ 41,498,681  $ (35,016,908)   $        --     $  12,050,295   $   87,871   $    --
=================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                              CHANGE IN
                                                              UNREALIZED                                 REALIZED
                    VALUE       PURCHASES       PROCEEDS      APPRECIATION        VALUE      DIVIDEND      GAIN
FUND               12/31/05      AT COST       FROM SALES    (DEPRECIATION)     03/31/06     INCOME *     (LOSS)
-----------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutiona
Class           $ l5,595,032  $ 60,327,216  $ (34,823,107)   $       --       $ 31,099,141   $  10,667    $    --
=================================================================================================================
   TOTAL        $ 11,163,554  $101,825,897  $ (69,840,015)   $       --       $ 43,149,436   $  98,538    $    --
=================================================================================================================


* Net of compensation to counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.


                        AIM V.I. GLOBAL HEALTH CARE FUND

     At March 31, 2006, securities with an aggregate value of $30,185,388 were on loan to brokers. The loans were secured by cash collateral of $31,099,141 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $10,667 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $70,120,842 and $77,096,051, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                           $ 33,108,603
-----------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                           (8,344,922)
=================================================================================================================
Net unrealized appreciation of investment securities                                                 $ 24,763,681
=================================================================================================================
Cost of investments for tax purposes is $277,717,619.



                        AIM V.I. GLOBAL HEALTH CARE FUND

                       AIM V.I. GOVERNMENT SECURITIES FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                            [AIM INVESTMENTS LOGO]
 --REGISTERED TRADEMARK--                              --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM               VIGOV-QTR-1 3/06           A I M Advisors, Inc.

AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                    -------------     --------------
U.S. MORTGAGE-BACKED SECURITIES - 77.67%
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) -
   32.26%(a)
Pass Through Ctfs.,
   6.00%, 11/01/08 to 02/01/34                      $  26,757,580     $   27,083,463
   6.50%, 12/01/08 to 12/01/35                         52,838,534         54,006,873
   7.00%, 11/01/10 to 01/01/36                         39,110,710         40,474,099
   8.00%, 09/01/11 to 02/01/35                         28,792,869         30,833,673
   7.05%, 05/20/27                                        847,673            875,619
   7.50%, 08/01/24 to 06/01/35                          5,572,488          5,830,936
   8.50%, 09/01/20 to 08/01/31                          2,534,185          2,726,960
  10.00%, 03/01/21                                        253,304            277,516
   9.00%, 06/01/21 to 06/01/22                          1,719,728          1,855,881
  10.50%, 08/01/19                                         16,014             17,464
Pass Through Ctfs., TBA,
   4.50%, 04/01/21(b)                                  14,334,265         13,684,744
   5.00%, 04/01/21 to 04/01/36(b)                      53,870,000         52,064,358
   5.50%, 04/01/36(b)                                  33,312,283         32,531,526
   6.00%, 04/01/36(b)                                  13,600,000         13,608,500
                                                                      --------------
                                                                         275,871,612
                                                                      --------------
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA) - 35.56%(a)
Pass Through Ctfs.,
   7.50%, 11/01/09 to 02/01/36                         13,874,602         14,549,817
   6.50%, 10/01/10 to 10/01/35                         59,580,400         61,134,406
   7.00%, 12/01/10 to 03/01/36                         68,670,915         71,101,778
   8.50%, 06/01/12 to 10/01/33                          7,144,031          7,687,954
   8.00%, 06/01/12 to 01/01/36                         26,685,280         28,398,703
  10.00%, 09/01/13 to 03/01/16                            235,040            251,376
   6.00%, 06/01/16 to 02/01/34                         42,115,408         42,680,224
   5.00%, 11/01/17 to 12/01/33                          3,078,422          3,004,197
   6.75%, 07/01/24                                      2,488,458          2,552,313
   6.95%, 10/01/25 to 09/01/26                            249,429            257,518
Pass Through Ctfs., TBA,
   5.00%, 04/01/21(b)                                   2,873,250          2,801,419
   5.50%, 04/01/21 to 04/01/36(b)                      31,309,268         31,091,307
   6.00%, 04/01/36(b)                                  38,620,200         38,620,200
                                                                      --------------
                                                                         304,131,212
                                                                      --------------
GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION (GNMA) - 9.85%(a)
Pass Through Ctfs.,
   7.50%, 03/15/08 to 07/15/32                          1,334,718          1,392,300
   9.00%, 09/15/08 to 09/20/17                            404,665            433,150
   6.50%, 09/20/08 to 09/15/35                         48,557,044         50,488,747
   9.38%, 06/15/09 to 12/15/09                          1,067,862          1,118,683
   8.00%, 07/15/12 to 11/15/31                          8,443,011          9,029,870
   9.50%, 09/15/16                                          4,270              4,668
   7.00%, 04/15/17 to 08/15/35                          8,752,999          9,116,146
   8.50%, 12/15/17 to 04/15/31                          3,292,806          3,542,106
   6.00%, 06/20/20 to 08/15/33                          6,405,141          6,505,639
   6.95%, 08/20/25 to 08/20/27                          2,382,134          2,463,197

                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                    -------------     --------------
GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION (GNMA) - (CONTINUED)
Pass Through Ctfs.,
 10.00%,  06/15/19                                  $      93,254     $      103,014
 10.50%, 09/15/17 to 11/15/19                               5,584              6,211
 11.00%, 10/15/15                                           2,951              3,267
                                                                      --------------
                                                                          84,206,998
                                                                      --------------
  Total U.S. Mortgage-Backed Securities
      (Cost $673,159,139)                                                664,209,822
                                                                      --------------
U.S. GOVERNMENT AGENCY SECURITIES - 22.37%(a)
FEDERAL FARM CREDIT BANK - 0.91%
 Bonds, 5.75%, 01/18/11                                 2,000,000          2,047,560
 Medium Term Notes, 5.75%, 12/07/28                     5,500,000          5,741,340
                                                                      --------------
                                                                           7,788,900
                                                                      --------------
FEDERAL HOME LOAN BANK
   (FHLB) - 6.09%
 Unsec. Bonds,
   3.50%, 11/15/07                                      4,650,000          4,536,494
   4.50%, 08/08/08                                     14,375,000         14,185,106
   5.25%, 11/16/15                                      3,625,000          3,589,112
 Unsec. Global Bonds,
    5.13%, 11/01/10                                    30,000,000         29,744,400
                                                                      --------------
                                                                          52,055,112
                                                                      --------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) -
   11.23%
Unsec. Bonds,
   5.75%, 10/27/10                                      7,835,000          7,854,822
   5.75%, 10/27/10                                     23,720,000         23,780,012
   6.00%, 12/23/11                                     18,000,000         18,045,900
 Unsec. Global Notes,
   4.88%, 08/16/10                                     16,500,000         16,277,580
   5.00%, 11/01/10                                      7,000,000          6,897,870
   5.20%, 03/05/19                                     15,000,000         14,363,700
   5.50%, 08/20/19                                      9,000,000          8,844,300
                                                                      --------------
                                                                          96,064,184
                                                                      --------------
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA) - 2.47%
 Unsec. Global Bonds,  6.63%, 11/15/30                    700,000(c)         822,948
 Unsec. Notes,
   6.00%, 11/17/15                                      8,565,000          8,503,161
   6.13%, 03/21/16                                      6,195,000          6,175,300
   6.50%, 11/25/25                                      4,762,000          4,723,094
 Unsec. Sub. Disc. Deb., 7.37%,
 10/09/19(d)                                            1,800,000            862,650
                                                                      --------------
                                                                          21,087,153
                                                                      --------------

AIM V.I. GOVERNMENT SECURITIES FUND

                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                    -------------     --------------
PRIVATE EXPORT FUNDING COMPANY - 0.33%
 Series G, Sec. Gtd. Notes, 6.67%, 09/15/09         $   2,701,000     $    2,829,541
                                                                      --------------
TENNESSEE VALLEY AUTHORITY - 1.34%
 Series A, Bonds,  6.79%, 05/23/12                      5,000,000          5,406,850
 Series G, Global Bonds, 5.38%, 11/13/08                6,000,000          6,040,740
                                                                      --------------
                                                                          11,447,590
                                                                      --------------
   Total U.S. Government Agency Securities
     (Cost $193,998,215)                                                 191,272,480
                                                                      --------------
U.S. TREASURY SECURITIES - 1.29%(a)
U.S. TREASURY BONDS - 1.02%
   7.50%, 11/15/24                                      5,715,000(c)       7,370,578
   7.63%, 02/15/25                                        550,000            719,125
   6.88%, 08/15/25                                        500,000            610,470
                                                                      --------------
                                                                           8,700,173
                                                                      --------------
U.S. TREASURY STRIPS - 0.27%

    6.79%,  11/15/18(d)                                 4,405,000          2,336,016
    Total U.S. Treasury Securities                                    --------------
      (Cost $10,757,955)                                                  11,036,189
                                                                      --------------

                                                       SHARES             VALUE
                                                    -------------     --------------
MONEY MARKET FUNDS - 20.06%
Government & Agency
   Portfolio-Institutional Class(e)
   (cost $171,548,035)                                171,548,035        171,548,035
                                                                      --------------
TOTAL INVESTMENTS - 121.39%
   (Cost $1,049,463,344)                                               1,038,066,526
                                                                      --------------
OTHER ASSETS LESS LIABILITIES - (21.39)%                                (182,877,715)
                                                                      --------------
NET ASSETS - 100%                                                     $  855,188,811
                                                                      ==============

Investment Abbreviations:

Ctfs.        --  Certificates

Deb.         --  Debentures

Disc.        --  Discounted

Gtd.         --  Guaranteed

Sec.         --  Secured

STRIPS       --  Separately Traded Registered Interest and Principal Security

Sub.         --  Subordinated

TBA          --  To Be Announced

Unsec.       --  Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $866,518,491, which represented 101.32% of the Fund's Net Assets. See Note 1A.

(b)   These securities are subject to dollar roll transactions. See Note 1D.

(c) A portion of the principal balance was pledged as collateral to cover margin requirements to open futures contracts. See Note 1E and Note 3.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial

AIM V.I. GOVERNMENT SECURITIES FUND

      Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, A I M Advisors, Inc. ("AIM") may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

AIM V.I. GOVERNMENT SECURITIES FUND

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

                                                                            CHANGE IN
                                                                            UNREALIZED                                    REALIZED
                              VALUE         PURCHASES        PROCEEDS      APPRECIATION        VALUE         DIVIDEND       GAIN
FUND                        12/31/05         AT COST        FROM SALES     (DEPRECIATION)     03/31/06        INCOME        (LOSS)
----                       -----------    ------------    -------------    --------------   ------------    ----------    ---------
Government & Agency
Portfolio-Institutional
Class                      $50,063,086    $178,349,648    $ (56,864,699)   $           --   $171,548,035    $1,529,014    $      --
                           ===========    ============    =============    ==============   ============    ==========    =========

NOTE 3 -- FUTURES CONTRACTS

On March 31, 2006, $1,468,067 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                                                   UNREALIZED
                                    NUMBER OF            MONTH/                                   APPRECIATION
        CONTRACT                    CONTRACTS          COMMITMENT             VALUE              (DEPRECIATION)
---------------------------         ---------         ------------         --------------        --------------
U.S. Treasury 2 Year Notes                136         June-06/Long         $   27,724,875        $      (38,930)
U.S. Treasury 5 Year Notes                498         June-06/Long             52,009,875              (418,787)
U.S. Treasury 10 Year Notes                67         June-06/Long              7,128,172               (80,421)
U.S. Treasury 10 Year Notes               336         June-06/Long             35,747,250              (400,680)
                                    ---------                              --------------        --------------
  TOTAL                                 1,037                              $  122,610,172        $     (938,818)
                                    =========                              ==============        ==============

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $131,147,041 and $215,270,056 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                       $      772,474
Aggregate unrealized (depreciation) of investment securities                                        (12,169,292)
                                                                                                 --------------
Net unrealized appreciation of investment securities                                             $  (11,396,818)
                                                                                                 ==============

Cost of investments is the same for tax and financial statement purposes.

                              AIM V.I. GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM               VIGRO-QTR-1 3/06           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
DOMESTIC COMMON-88.04%

ADVERTISING-0.00%

Interpublic Group of Cos., Inc. (The)(a)                1,155     $      11,042
===============================================================================

AEROSPACE & DEFENSE-4.36%

Boeing Co. (The)                                       77,566         6,044,718
-------------------------------------------------------------------------------
General Dynamics Corp.                                 65,452         4,187,619
-------------------------------------------------------------------------------
Precision Castparts Corp.                              68,000         4,039,200
===============================================================================
                                                                     14,271,537
===============================================================================

APPAREL RETAIL-1.20%

AnnTaylor Stores Corp.(a)                              52,000         1,913,080
-------------------------------------------------------------------------------
Chico's FAS, Inc.(a)                                   50,000         2,032,000
===============================================================================
                                                                      3,945,080
===============================================================================

APPLICATION SOFTWARE-3.48%

Amdocs Ltd.(a)                                        225,000         8,113,500
-------------------------------------------------------------------------------
BEA Systems, Inc.(a)                                  150,000         1,969,500
-------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                            40,000         1,304,000
===============================================================================
                                                                     11,387,000
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.29%

Janus Capital Group Inc.                               80,000         1,853,600
-------------------------------------------------------------------------------
Legg Mason, Inc.                                       19,000         2,381,270
===============================================================================
                                                                      4,234,870
===============================================================================

BIOTECHNOLOGY-2.58%

Cephalon, Inc.(a)                                      42,000         2,530,500
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                               95,000         5,910,900
===============================================================================
                                                                      8,441,400
===============================================================================

COMMUNICATIONS EQUIPMENT-6.24%

Cisco Systems, Inc.(a)                                350,000         7,584,500
-------------------------------------------------------------------------------
Harris Corp.                                           67,000         3,168,430
-------------------------------------------------------------------------------
QUALCOMM Inc.                                         140,000         7,085,400
-------------------------------------------------------------------------------
Tellabs, Inc.(a)                                      163,045         2,592,416
===============================================================================
                                                                     20,430,746
===============================================================================

COMPUTER & ELECTRONICS RETAIL-0.58%

Best Buy Co., Inc.                                     34,000         1,901,620
===============================================================================

COMPUTER HARDWARE-2.53%

Apple Computer, Inc.(a)                               105,000         6,585,600
-------------------------------------------------------------------------------
Dell Inc.(a)                                           57,000         1,696,320
===============================================================================
                                                                      8,281,920
===============================================================================

COMPUTER STORAGE & PERIPHERALS-1.70%

EMC Corp.(a)                                          240,000         3,271,200
-------------------------------------------------------------------------------
Seagate Technology                                     50,000         1,316,500
-------------------------------------------------------------------------------
Western Digital Corp.(a)                               50,000           971,500
===============================================================================
                                                                      5,559,200
===============================================================================

CONSTRUCTION & ENGINEERING-0.82%

McDermott International, Inc.(a)                       49,000         2,668,050
===============================================================================

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.74%

Joy Global Inc.                                        63,000     $   3,765,510
-------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    31,100         1,935,664
===============================================================================
                                                                      5,701,174
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.82%

Electronic Data Systems Corp.                         100,000         2,683,000
===============================================================================

DEPARTMENT STORES-3.21%

Federated Department Stores, Inc.                      50,000         3,650,000
-------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                  43,000         2,597,630
-------------------------------------------------------------------------------
Nordstrom, Inc.                                       108,500         4,251,030
===============================================================================
                                                                     10,498,660
===============================================================================

DIVERSIFIED METALS & MINING-1.03%

Phelps Dodge Corp.                                     42,000         3,382,260
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.15%

Emerson Electric Co.                                   45,000         3,763,350
===============================================================================

GENERAL MERCHANDISE STORES-0.87%

Target Corp.                                           55,000         2,860,550
===============================================================================

HEALTH CARE DISTRIBUTORS-0.80%

Cardinal Health, Inc.                                  35,000         2,608,200
===============================================================================

HEALTH CARE EQUIPMENT-1.06%

Varian Medical Systems, Inc.                           62,000         3,481,920
===============================================================================

HEALTH CARE SERVICES-2.10%

Caremark Rx, Inc.(a)                                   83,100         4,086,858
-------------------------------------------------------------------------------
Omnicare, Inc.                                         51,000         2,804,490
===============================================================================
                                                                      6,891,348
===============================================================================

HEALTH CARE SUPPLIES-1.78%

Alcon, Inc.                                            56,000         5,838,560
===============================================================================

HOME ENTERTAINMENT SOFTWARE-0.88%

Electronic Arts Inc.(a)                                52,500         2,872,800
===============================================================================

HOME IMPROVEMENT RETAIL-0.89%

Home Depot, Inc. (The)                                 68,967         2,917,304
===============================================================================

HOUSEHOLD PRODUCTS-0.79%

Procter & Gamble Co. (The)                             45,000         2,592,900
===============================================================================

INDUSTRIAL CONGLOMERATES-2.11%

Textron Inc.                                           74,000         6,910,860
===============================================================================

INDUSTRIAL MACHINERY-2.17%

ITT Industries, Inc.                                   62,000         3,485,640
-------------------------------------------------------------------------------
Parker Hannifin Corp.                                  45,000         3,627,450
===============================================================================
                                                                      7,113,090
===============================================================================

INTEGRATED OIL & GAS-1.27%

Occidental Petroleum Corp.                             45,000         4,169,250
===============================================================================

                              AIM V.I. GROWTH FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-4.10%

eBay Inc.(a)                                          154,234     $   6,024,380
-------------------------------------------------------------------------------
Google Inc.-Class A(a)                                 19,000         7,410,000
===============================================================================
                                                                     13,434,380
===============================================================================

INVESTMENT BANKING & BROKERAGE-6.14%

Goldman Sachs Group, Inc. (The)                        61,500         9,653,040
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              75,000         5,907,000
-------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                          265,000         4,560,650
===============================================================================
                                                                     20,120,690
===============================================================================

MANAGED HEALTH CARE-6.09%

Aetna Inc.                                            214,000        10,515,960
-------------------------------------------------------------------------------
CIGNA Corp.                                            45,000         5,877,900
-------------------------------------------------------------------------------
Health Net Inc.(a)                                     70,000         3,557,400
===============================================================================
                                                                     19,951,260
===============================================================================

MULTI-LINE INSURANCE-0.78%

Assurant, Inc.                                         52,000         2,561,000
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.68%

National-Oilwell Varco Inc.(a)                         86,000         5,514,320
===============================================================================

OIL & GAS REFINING & MARKETING-0.64%

Valero Energy Corp.                                    35,000         2,092,300
===============================================================================

PHARMACEUTICALS-2.84%

Allergan, Inc.                                         33,300         3,613,050
-------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                           48,000         3,023,040
-------------------------------------------------------------------------------
Wyeth                                                  55,000         2,668,600
===============================================================================
                                                                      9,304,690
===============================================================================

PROPERTY & CASUALTY INSURANCE-0.96%

Allstate Corp. (The)                                   60,000         3,126,600
===============================================================================

RAILROADS-1.89%

Burlington Northern Santa Fe Corp.                     74,200         6,183,086
===============================================================================

SEMICONDUCTOR EQUIPMENT-0.76%

KLA-Tencor Corp.                                       51,748         2,502,533
===============================================================================

SEMICONDUCTORS-8.66%

Analog Devices, Inc.                                  228,000         8,730,120
-------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)               185,000         5,137,450
-------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                       68,270         3,693,407
-------------------------------------------------------------------------------
Microchip Technology Inc.                             136,426         4,952,264
-------------------------------------------------------------------------------
NVIDIA Corp.(a)                                        52,500         3,006,150
-------------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                   230,849         2,837,134
===============================================================================
                                                                     28,356,525
===============================================================================

SOFT DRINKS-0.64%

PepsiCo, Inc.                                          36,500         2,109,335
===============================================================================

SPECIALIZED FINANCE-1.03%

Chicago Mercantile Exchange
  Holdings Inc.                                         7,527         3,368,333
===============================================================================

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
SPECIALTY STORES-2.70%

Office Depot, Inc.(a)                                 147,000     $   5,474,280
-------------------------------------------------------------------------------
Tiffany & Co.                                          90,000         3,378,600
===============================================================================
                                                                      8,852,880
===============================================================================

SYSTEMS SOFTWARE-0.76%

Red Hat, Inc.(a)                                       89,000         2,490,220
===============================================================================

THRIFTS & MORTGAGE FINANCE-0.92%

MGIC Investment Corp.                                  45,000         2,998,350
-------------------------------------------------------------------------------
    Total Domestic Common Stocks (Cost
      $227,926,203)                                                 288,384,193
===============================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-10.77%

AUSTRALIA-0.58%

BHP Billiton Ltd. (Diversified
  Metals & Mining) (b)                                 95,000         1,892,776
===============================================================================

BRAZIL-0.80%

Companhia Vale do Rio Doce -ADR (Steel)                54,000         2,620,620
===============================================================================

FINLAND-1.69%

Nokia Oyj -ADR (Communications Equipment)             267,000         5,532,240
===============================================================================

ISRAEL-0.93%

Teva Pharmaceutical Industries
  Ltd. -ADR (Pharmaceuticals)                          74,000         3,047,320
===============================================================================

NETHERLANDS-0.75%

ASML Holding N.V. -New York
  Shares (Semiconductor Equipment) (a)                120,000         2,444,400
===============================================================================

SOUTH KOREA-0.75%

Kookmin Bank (Diversified Banks) (b)                   28,500         2,446,708
===============================================================================

SWITZERLAND-4.61%

ABB Ltd. (Heavy Electrical Equipment) (a)(b)          400,000         5,041,245
-------------------------------------------------------------------------------
Novartis A.G. -ADR (Pharmaceuticals)                   77,000         4,268,880
-------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                   39,000         5,806,028
===============================================================================
                                                                     15,116,153
===============================================================================

UNITED KINGDOM-0.66%

Rio Tinto PLC (Diversified Metals & Mining) (b)       42,000         2,165,051
===============================================================================
    Total Foreign Stocks & Other
      Equity Interests
      (Cost $31,540,320)                                             35,265,268
===============================================================================

MONEY MARKET FUNDS-1.88%

Liquid Assets
  Portfolio-Institutional Class(c)                  3,081,694         3,081,694
===============================================================================
STIC Prime
  Portfolio-Institutional Class(c)                  3,081,694         3,081,694
===============================================================================
    Total Money Market Funds
      (Cost $6,163,388)                                               6,163,388
===============================================================================

      See accompanying notes which are an integral part of this schedule.

                              AIM V.I. GROWTH FUND

TOTAL INVESTMENTS-100.69%
  (Cost $265,629,911)                                             $ 329,812,849
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.69)%                                (2,244,734)
===============================================================================
NET ASSETS-100.00%                                                $ 327,568,115
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR       -American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $11,545,780, which represented 3.52% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

                              AIM V.I. GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

                              AIM V.I. GROWTH FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                              AIM V.I. GROWTH FUND

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                                        CHANGE IN
                                                                        UNREALIZED                              REALIZED
                          VALUE       PURCHASES        PROCEEDS        APPRECIATION      VALUE       DIVIDEND     GAIN
FUND                    12/31/05       AT COST        FROM SALES      (DEPRECIATION)    03/31/06      INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class   $  1,448,985   $ 16,145,511   $ (14,512,802)         $ --        $ 3,081,694   $ 24,172    $ --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class      1,448,985     16,145,511     (14,512,802)           --          3,081,694     24,251      --
=======================================================================================================================
   TOTAL              $  2,897,970   $ 32,291,022   $ (29,025,604)         $ --        $ 6,163,388   $ 48,423    $ --
=======================================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $89,969,946 and $102,464,209, respectively. For the interim reporting periods, the cost of investments for tax purposes inclues reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  65,909,989
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,216,442)
===============================================================================
Net unrealized appreciation of investment securities              $  62,693,547
_______________________________________________________________________________
===============================================================================
-------------------------------------------------------------------------------
Cost of investments for tax purposes is $267,119,302.

NOTE 4 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Variable Insurance Funds (the "Trust") unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which AIM V.I. Growth Fund (the "Fund") would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("Buying Fund"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund received a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund ceased operations.

         The Plan of Reorganization required approval of the Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on April 4, 2006 and the Plan was approved. As of the close of business on April 28, 2006, the Selling Fund was closed to new investors. The Reorganization was completed on May 1, 2006.

                              AIM V.I. GROWTH FUND

                            AIM V.I. HIGH YIELD FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMINVESTMENTS.COM              VIHYI-QTR-1 3/06            A I M Advisors, Inc.

AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
BONDS & NOTES - 88.62%
AEROSPACE & DEFENSE - 2.62%
Argo-Tech Corp., Sr. Unsec. Gtd. Global Notes,
   9.25%, 06/01/11(a)                                       $    261,000       $    277,965
Armor Holdings, Inc., Sr. Sub. Global Notes, 8.25%,
   08/15/13(a)                                                   160,000            172,000
DRS Technologies, Inc.,
   Sr. Gtd. Notes,
   6.63%, 02/01/16(a)                                            165,000            165,000
   Sr. Unsec. Putable Notes,
   2.00%, 02/01/11 (Acquired 01/30/06; Cost
   $110,000)(a)(b)                                               110,000            116,600
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%,
   02/01/15(a)                                                   162,000            162,405
L-3 Communications Corp.,
   Sr. Unsec. Gtd. Sub. Global Notes,

   6.13%, 01/15/14(a)                                            329,000            322,420
   -Series B,
   Sr. Sub. Global Notes,
   6.38%, 10/15/15(a)                                            103,000            102,356
Orbital Sciences Corp.-Series B, Sr. Global Notes,
   9.00%, 07/15/11(a)                                             64,000             68,800
                                                                               ------------
                                                                                  1,387,546
                                                                               ------------
ALTERNATIVE CARRIERS - 0.85%
Empresa Brasileira S.A. (Brazil)-Series B, Gtd.
   Global Notes, 11.00%, 12/15/08(a)                             216,000            241,920
Time Warner Telecom Inc., Sr. Unsec. Global Notes,
   10.13%, 02/01/11(a)                                           200,000            210,000
                                                                               ------------
                                                                                    451,920
                                                                               ------------
ALUMINUM - 0.20%
Century Aluminum Co., Sr. Unsec. Gtd. Global Notes,
   7.50%, 08/15/14(a)                                            103,000            107,378
                                                                               ------------
APPAREL RETAIL - 0.72%
Payless ShoeSource, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.25%, 08/01/13(a)                              360,000            379,800
                                                                               ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 1.80%
Broder Bros. Co.-Series B, Sr. Unsec. Gtd. Global
   Notes, 11.25%, 10/15/10(a)                                    351,000            349,245
Perry Ellis International, Inc.-Series B, Sr. Sub.
   Global Notes, 8.88%, 09/15/13(a)                              212,000            213,060
Russell Corp., Sr. Unsec. Gtd. Global Notes, 9.25%,
   05/01/10(a)                                                   265,000            276,925
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
   06/15/13(a)                                                   107,000            114,490
                                                                               ------------
                                                                                    953,720
                                                                               ------------
AUTO PARTS & EQUIPMENT - 1.76%
Autocam Corp., Sr. Unsec. Gtd. Sub. Global Notes,
   10.88%, 06/15/14(a)                                            91,000             61,425
                                                                               ------------

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
AUTO PARTS & EQUIPMENT - (CONTINUED)
Cooper-Standard Automotive, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.00%, 12/15/12(a)(c)                      $    210,000       $    191,100
Delphi Corp., Global Notes, 6.50%, 05/01/09(a)(d)                105,000             65,494
Tenneco Inc., Sr. Unsec. Gtd. Sub. Global Notes,
   8.63%, 11/15/14(a)                                            160,000            160,400
TRW Automotive Inc., Sr. Global Notes, 9.38%,
   02/15/13(a)                                                   198,000            214,583
Visteon Corp., Sr. Unsec. Global Notes, 8.25%,
   08/01/10(a)                                                   285,000            235,837
                                                                               ------------
                                                                                    928,839
                                                                               ------------
AUTOMOBILE MANUFACTURERS - 0.23%
Ford Motor Co., Unsec. Unsub. Global Notes, 7.45%,
   07/16/31(a)                                                   165,000            122,925
                                                                               ------------
BROADCASTING & CABLE TV - 5.90%
Adelphia Communications Corp., Sr. Unsec. Notes,
   10.88%, 10/01/10(a)(d)                                        568,000            343,640
Charter Communications Operating,
   LLC/Charter Communications
   Operating Capital Corp., Sr. Second
   Lien Notes, 8.00%, 04/30/12
   (Acquired 05/11/04-07/09/04; Cost $215,825)(a)(b)             223,000            224,115
CSC Holdings, Inc.-Series B, Sr. Unsec. Unsub.
   Notes, 7.63%, 04/01/11(a)                                     382,000            387,730
Innova S. de R.L. (Mexico), Unsec. Global Notes,
   9.38%, 09/19/13(a)                                            447,000            502,875
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Sr.
   Global Notes, 8.25%, 01/15/13(a)                              262,000            267,567
Mediacom Broadband LLC/ Mediacom Broadband Corp.,
   Sr. Global Notes, 8.50%, 10/15/15(a)                          155,000            149,963
NTL Cable PLC, Sr. Unsec. Gtd. Global Notes, 8.75%,
   04/15/14(a)                                                   180,000            185,400
Rainbow National Services LLC, Sr. Notes, 8.75%,
   09/01/12 (Acquired 08/13/04-10/04/05; Cost
   $368,996)(a)(b)                                               363,000            388,410
Sinclair Broadcast Group, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.00%, 03/15/12(a)                         120,000            122,700
Videotron Ltee (Canada), Sr. Unsec. Gtd. Global
   Notes, 6.88%, 01/15/14(a)                                     212,000            214,120
XM Satellite Radio Inc., Sr. Sec. Global Notes,
   12.00%, 06/15/10(a)                                           297,000            332,640
                                                                               ------------
                                                                                  3,119,160
                                                                               ------------
BUILDING PRODUCTS - 0.20%
Indalex Holding Corp., Sr. Sec. Notes, 11.50%,
   02/01/14 (Acquired 01/30/2006; Cost
   $108,600)(a)(b)                                               110,000            108,075
                                                                               ------------
CASINOS & GAMING - 4.00%
Boyd Gaming Corp., Sr. Sub. Global Notes, 6.75%,
   04/15/14(a)                                                   317,000            318,585
                                                                               ------------

AIM V.I. HIGH YIELD FUND

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
CASINOS & GAMING - (CONTINUED)
French Lick Resorts & Casino LLC/French Lick
   Resorts & Casino Corp., First Mortgage Notes,
   10.75%, 04/15/14 (Acquired 03/30/06; Cost
   $105,000)(b)                                             $    105,000       $    105,525
Galaxy Entertainment Finance Co. Ltd. (China), Gtd.
   Notes, 9.88%, 12/15/12 (Acquired
   12/07/05-02/21/06; Cost $213,575)(a)(b)                       210,000            219,975
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.00%, 03/01/14(a)                              294,000            291,060
Las Vegas Sands Corp., Sr. Unsec. Gtd. Global
   Notes, 6.38%, 02/15/15(a)                                     131,000            127,070
MGM Mirage, Sr. Unsec. Gtd. Global Notes, 6.63%,
   07/15/15(a)                                                   273,000            270,270
Penn National Gaming, Inc., Sr. Unsec. Gtd. Global
   Notes, 6.75%, 03/01/15(a)                                     199,000            200,492
Poster Financial Group, Inc., Sr. Sec. Global
   Notes, 8.75%, 12/01/11(a)                                     324,000            342,630
River Rock Entertainment Authority, Sr. Notes,
   9.75%, 11/01/11(a)                                            104,000            112,580
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
   05/01/12(a)                                                   124,000            126,170
                                                                               ------------
                                                                                  2,114,357
                                                                               ------------
COMMODITY CHEMICALS - 1.52%
BCP Crystal US Holdings Corp., Sr. Sub. Global
   Notes,, 9.63%, 06/15/14(a)                                    111,000            123,487
Equistar Chemicals L.P./Equistar Funding Corp., Sr.
   Unsec. Gtd. Global Notes, 10.13%, 09/01/08(a)                 362,000            386,435
Montell Finance Co. B.V., (Netherlands), Unsec.
   Gtd. Yankee Deb., 8.10%, 03/15/27 (Acquired
   01/06/05-05/04/05; Cost $281,370)(a)(b)                       297,000            293,659
                                                                               ------------
                                                                                    803,581
                                                                               ------------
COMMUNICATIONS EQUIPMENT - 0.31%
MasTec, Inc.-Series B, Sr. Sub. Notes, 7.75%,
   02/01/08(a)                                                   165,000            165,000
                                                                               ------------
CONSTRUCTION & ENGINEERING - 0.28%
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.75%, 12/15/13(a)                         156,000            147,420
                                                                               ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.57%
Case New Holland Inc., Sr. Gtd. Global Notes,
   9.25%, 08/01/11(a)                                            170,000            181,687
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 08/01/12(a)                             115,000            126,500
Terex Corp.,
   Sr. Unsec. Gtd. Sub. Global Notes,
   9.25%, 07/15/11(a)                                            105,000            112,219
   7.38%, 01/15/14(a)                                            113,000            116,108
                                                                               ------------

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - (CONTINUED)
Wabtec Corp., Sr. Unsec. Gtd. Global Notes, 6.88%,
   07/31/13(a)                                              $    290,000       $    293,625
                                                                               ------------
                                                                                    830,139
                                                                               ------------
CONSTRUCTION MATERIALS - 0.85%
Goodman Global Holding Co., Inc., Sr. Unsec. Sub.
   Global Notes, 7.88%, 12/15/12(a)                               49,000             48,633
RMCC Acquistion Co., Sr. Sub. Notes, 9.50%,
   11/01/12 (Acquired 10/28/04-01/03/06; Cost
   $178,150)(a)(b)                                               178,000            186,900
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub. Global
   Notes, 8.38%, 04/01/14(a)                                     205,000            212,175
                                                                               ------------
                                                                                    447,708
                                                                               ------------
CONSUMER FINANCE - 5.90%
Dollar Financial Group, Inc., Gtd. Global Notes,
   9.75%, 11/15/11(a)                                            441,000            463,050
Ford Motor Credit Co.,
   Notes,
   6.63%, 06/16/08(a)                                            454,000            430,428
   Unsec. Global Notes,
   6.50%, 01/25/07(a)                                            110,000            109,673
General Motors Acceptance Corp.,
   Global Bonds,
   8.00%, 11/01/31(a)(c)                                         605,000            568,700
   Global Notes,
   4.50%, 07/15/06(a)                                             55,000             54,698
   6.13%, 09/15/06(a)                                            390,000            388,276
   5.63%, 05/15/09(a)(c)                                         155,000            144,600
   6.75%, 12/01/14(a)                                            260,000            234,752
   Sr. Unsec. Unsub. Global Notes,
   5.85%, 01/14/09(a)                                            570,000            535,737
   Series GM,
   Sr. Medium Term Notes,
   6.31%, 11/30/07(a)                                            198,000            189,361
                                                                               ------------
                                                                                  3,119,275
                                                                               ------------
DEPARTMENT STORES - 0.77%
Bon-Ton Stores, Inc. (The), Sr. Notes, 10.25%,
   03/15/14 (Acquired 03/02/06-03/21/06; Cost
   $409,350)(a)(b)                                               415,000            404,625
                                                                               ------------
DISTILLERS & VINTNERS - 0.33%
Constellation Brands, Inc.-Series B, Sr. Unsec.
   Gtd. Sub. Notes, 8.13%, 01/15/12(a)                           163,000            172,169
                                                                               ------------
DIVERSIFIED CHEMICALS - 0.60%
Ineos Group Holdings PLC (United Kingdom), Notes,
   8.50%, 02/15/16 (Acquired 01/31/06-03/08/06;
   Cost $322,438)(a)(b)                                          330,000            315,150
                                                                               ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.70%
Ahern Rentals Inc., Sr. Sec. Gtd. Global Notes,
   9.25%, 08/15/13(a)                                             52,000             54,990
                                                                               ------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -
   (CONTINUED)
Corrections Corp. of America, Sr. Unsec. Gtd. Sub.
   Global Notes, 6.25%, 03/15/13(a)                         $    171,000       $    168,649
GEO Group, Inc. (The), Sr. Unsec. Global Notes,
   8.25%, 07/15/13(a)                                            143,000            145,860
                                                                               ------------
                                                                                    369,499
                                                                               ------------
DIVERSIFIED METALS & MINING - 0.51%
Aleris International Inc., Sr. Sec. Gtd. Global
   Notes, 10.38%, 10/15/10(a)                                    155,000            171,275
Southern Copper Corp., Sr. Unsec. Global Notes,
   7.50%, 07/27/35(a)                                            103,000            100,940
                                                                               ------------
                                                                                    272,215
                                                                               ------------
DRUG RETAIL - 0.89%
Jean Coutu Group (PJC) Inc. (The) (Canada), Sr.
   Unsec. Global Notes, 7.63%, 08/01/12(a)                       238,000            232,645
Rite Aid Corp.,
   Sr. Sec. Gtd. Second Lien Global Notes,
   8.13%, 05/01/10(a)                                            103,000            106,347
   Unsec. Notes,
   6.13%, 12/15/08 (Acquired 09/15/05-03/10/06; Cost
   $129,204)(a)(b)                                               137,000            132,890
                                                                               ------------
                                                                                    471,882
                                                                               ------------
ELECTRIC UTILITIES - 3.89%
Allegheny Energy Supply Co., LLC, Unsec. Global
   Notes, 7.80%, 03/15/11(a)                                     299,000            318,435
Dynegy Holdings Inc., Sr. Unsec. Notes, 8.38%,
   05/01/16 (Acquired 03/29/06; Cost $185,000)(a)(b)             185,000            185,463
LSP Energy L.P./LSP Batesville Funding Corp.-Series
   C, Sr. Sec. Bonds, 7.16%, 01/15/14(a)                         189,164            193,420
Midwest Generation, LLC, Sr. Sec. Second Priority
   Putable Global Notes, 8.75%, 05/01/14(a)                      250,000            273,125
Mission Energy Holding Co., Sr. Sec. Global Notes,
   13.50%, 07/15/08(a)                                           626,000            721,465
Nevada Power Co., General Refunding Mortgage Notes,
   5.95%, 03/15/16 (Acquired 01/10/06; Cost
   $54,858)(a)(b)                                                 55,000             54,591
South Point Energy Center LLC/Broad River Energy
   LLC/Rockgen Energy LLC, Sec. Gtd. Notes, 8.40%,
   05/30/12 (Acquired 06/29/05-11/29/05; Cost
   $298,693)(a)(b)                                               324,545            309,940
                                                                               ------------
                                                                                  2,056,439
                                                                               ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.58%
Allied Waste North America, Inc.-Series B, Sr. Sec.
   Gtd. Global Notes, 8.50%, 12/01/08(a)                         294,000            307,965
                                                                               ------------

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
FOOD RETAIL - 0.63%
Ahold Finance USA, Inc., Sr. Unsec. Gtd. Unsub.
   Notes, 8.25%, 07/15/10(a)                                $    115,000       $    122,188
American Stores Co.,
   Unsec. Bonds,
   8.00%, 06/01/26(a)                                            165,000            160,322
   Series B,
   Medium Term Notes
   7.10%, 03/20/28(a)                                             60,000             52,412
                                                                               ------------
                                                                                    334,922
                                                                               ------------
FOREST PRODUCTS - 1.07%
Ainsworth Lumber Co. Ltd. (Canada),
   Sr. Unsec. Global Notes,
   6.75%, 03/15/14(a)                                            129,000            112,553
   Sr. Unsec. Yankee Notes,
   6.75%, 03/15/14(a)                                            223,000            193,452
Millar Western Forest Products Ltd. (Canada), Sr.
   Unsec. Global Notes, 7.75%, 11/15/13(a)                       332,000            258,130
                                                                               ------------
                                                                                    564,135
                                                                               ------------
GAS UTILITIES - 0.25%
SEMCO Energy, Inc.,
   Sr. Global Notes,
   7.75%, 05/15/13(a)                                             68,000             70,720
   Sr. Unsec. Global Notes,
   7.13%, 05/15/08(a)                                             60,000             60,750
                                                                               ------------
                                                                                    131,470
                                                                               ------------
GENERAL MERCHANDISE STORES - 0.67%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.,
   Sr. Sub. Global Notes, 7.50%, 12/15/13(a)                     151,000            156,285
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%,
   02/15/14(a)                                                   190,000            195,225
                                                                               ------------
                                                                                    351,510
                                                                               ------------
HEALTH CARE DISTRIBUTORS - 0.62%
AmeriPath, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
   10.50%, 04/01/13(a)                                           305,000            326,350
                                                                               ------------
HEALTH CARE FACILITIES - 2.59%
Concentra Operating Corp., Sr. Unsec. Gtd. Sub.
   Global Notes, 9.13%, 06/01/12(a)                              147,000            154,718
HCA, Inc.,
   Global Bonds,
   6.50%, 02/15/16(a)                                            165,000            161,672
   Notes,
   7.50%, 11/06/33(a)                                            165,000            162,589
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15(a)                                            110,000            107,601
Select Medical Corp., Sr. Unsec. Gtd. Sub. Global
   Notes, 7.63%, 02/01/15(a)                                     233,000            211,447
Tenet Healthcare Corp.,
   Sr. Global Notes,
   9.88%, 07/01/14(a)                                             72,000             73,440
   Sr. Unsec. Notes,
   6.38%, 12/01/11(a)                                            549,000            499,590
                                                                               ------------
                                                                                  1,371,057
                                                                               ------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
HEALTH CARE SERVICES - 1.97%
Omnicare, Inc., Sr. Sub. Notes, 6.88%, 12/15/15(a)          $    165,000       $    165,413
Quintiles Transnational Corp., Sr. Unsec. Sub.
   Global Notes, 10.00%, 10/01/13(a)                             334,000            386,187
Rural/Metro Corp., Sr. Gtd. Sub. Global Notes,
   9.88%, 03/15/15(a)                                             56,000             60,620
US Oncology, Inc., Sr. Unsec. Gtd. Global Notes,
   9.00%, 08/15/12(a)                                            405,000            427,275
                                                                               ------------
                                                                                  1,039,495
                                                                               ------------
HEALTH CARE SUPPLIES - 0.29%
Inverness Medical Innovations, Inc., Sr. Sub.
   Global Notes, 8.75%, 02/15/12(a)                              155,000            154,225
                                                                               ------------
HOME FURNISHINGS - 0.20%
Sealy Mattress Co., Sr. Sub. Global Notes, 8.25%,
   06/15/14(a)                                                   100,000            104,250
                                                                               ------------
HOMEBUILDING - 0.41%
KB HOME, Sr. Notes, 7.25%, 06/15/18(a)                            50,000             49,875
Technical Olympic USA, Inc., Sr. Unsec. Gtd. Global
   Notes, 9.00%, 07/01/10(a)                                     163,000            168,705
                                                                               ------------
                                                                                    218,580
                                                                               ------------
HOTELS, RESORTS & CRUISE LINES - 1.80%
Grupo Posadas S.A. de C.V. (Mexico), Sr. Notes,
   8.75%, 10/04/11 (Acquired 09/27/04; Cost
   $198,000)(a)(b)                                               198,000            206,415
Intrawest Corp. (Canada), Sr. Unsec. Global Notes,
   7.50%, 10/15/13(a)                                            260,000            264,550
NCL Corp., Sr. Unsub. Global Notes, 10.63%,
   07/15/14(a)                                                   286,000            296,010
Starwood Hotels & Resorts Worldwide, Inc., Sr. Gtd.
   Global Notes, 7.88%, 05/01/12(a)                              172,000            187,050
                                                                               ------------
                                                                                    954,025
                                                                               ------------
HOUSEHOLD APPLIANCES - 0.18%
Gregg Appliances Inc., Sr. Unsec. Gtd. Global
   Notes, 9.00%, 02/01/13(a)                                     103,000             95,275
                                                                               ------------
HOUSEHOLD PRODUCTS - 0.40%
Spectrum Brands, Inc., Sr. Unsec. Gtd. Sub. Global
   Notes, 7.38%, 02/01/15(a)                                     240,000            210,000
                                                                               ------------
HOUSEWARES & SPECIALTIES - 0.30%
Jarden Corp., Sr. Unsec. Gtd. Sub. Global Notes,
   9.75%, 05/01/12(a)                                            155,000            160,425
                                                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.90%
AES Corp. (The), Sr. Unsec. Unsub. Notes, 7.75%,
   03/01/14(a)                                                   766,000            808,130
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%,
   11/30/19(a)                                                   350,622            384,807
                                                                               ------------

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -
   (CONTINUED)
Mirant North America LLC, Sr. Notes, 7.38%,
   12/31/13 (Acquired 12/20/05; Cost $220,000)(a)(b)        $    220,000       $    226,050
NRG Energy, Inc.,
   Sr. Notes,

   7.25%, 02/01/14(a)                                             55,000             56,031
   7.38%, 02/01/16(a)                                             55,000             56,375
                                                                               ------------
                                                                                  1,531,393
                                                                               ------------
INDUSTRIAL MACHINERY - 0.59%
Columbus McKinnon Corp., Sr. Sub. Global Notes,
   8.88%, 11/01/13(a)                                            168,000            176,400
Wolverine Tube, Inc., Sr. Notes, 7.38%, 08/01/08
   (Acquired 10/20/03-09/16/05; Cost $147,801)(a)(b)             171,000            134,663
                                                                               ------------
                                                                                    311,063
                                                                               ------------
INTEGRATED TELECOMMUNICATION SERVICES - 1.86%
Madison River Capital, LLC/Madison River Finance
   Corp., Sr. Unsec. Notes, 13.25%, 03/01/10(a)                  154,000            159,870
Qwest Capital Funding, Inc.,
   Unsec. Gtd. Global Notes,
   7.00%, 08/03/09(a)                                            128,000            130,560
   Unsec. Gtd. Unsub. Global Notes,
   7.25%, 02/15/11(a)                                             80,000             81,500
Qwest Communications International Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.25%, 02/15/11(a)                    442,000            455,260
Qwest Corp., Sr. Unsec. Global Notes, 7.88%,
   09/01/11(a)                                                   146,000            156,403
                                                                               ------------
                                                                                    983,593
                                                                               ------------
INVESTMENT BANKING & BROKERAGE - 0.49%
E*TRADE Financial Corp., Sr. Unsec. Global Notes,
   7.38%, 09/15/13(a)                                            249,000            256,470
                                                                               ------------
LEISURE PRODUCTS - 0.12%
Bombardier Recreational Products Inc. (Canada), Sr.
   Sub. Global Notes, 8.38%, 12/15/13(a)                          60,000             63,300
                                                                               ------------
METAL & GLASS CONTAINERS - 1.70%
Greif, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
   8.88%, 08/01/12(a)                                            413,000            442,942
Owens-Brockway Glass Container Inc.,
   Sr. Sec. Gtd. Global Notes,
   7.75%, 05/15/11(a)                                            171,000            179,764
   8.75%, 11/15/12(a)                                            203,000            218,733
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(a)                                             56,000             58,800
                                                                               ------------
                                                                                    900,239
                                                                               ------------
MOVIES & ENTERTAINMENT - 1.08%
AMC Entertainment Inc.,
   Sr. Unsec. Sub. Global Notes,
   9.88%, 02/01/12(a)                                            133,000            131,670
                                                                               ------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
MOVIES & ENTERTAINMENT - (CONTINUED)
   Series B
   Sr. Unsec. Gtd. Sub. Global Notes,
   8.63%, 08/15/12(a)                                       $    165,000       $    173,869
Warner Music Group, Sr. Sub. Global Notes, 7.38%,
   04/15/14(a)                                                   268,000            266,660
                                                                               ------------
                                                                                    572,199
                                                                               ------------
OIL & GAS EQUIPMENT & SERVICES - 0.89%
CHC Helicopter Corp. (Canada), Sr. Sub. Global
   Notes, 7.38%, 05/01/14(a)                                     235,000            240,288
Compagnie Generale de Geophysique S.A. (France),
   Sr. Unsec. Gtd. Notes, 7.50%, 05/15/15 (Acquired
   01/27/06; Cost $113,575)(a)(b)                                110,000            114,950
Hanover Compressor Co., Sr. Notes, 9.00%,
   06/01/14(a)                                                   106,000            114,745
                                                                               ------------
                                                                                    469,983
                                                                               ------------
OIL & GAS EXPLORATION & PRODUCTION - 1.79%
Clayton Williams Energy, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.75%, 08/01/13(a)                              367,000            344,980
Paramount Resources Ltd. (Canada), Sr. Unsec.
   Unsub. Yankee Notes, 8.50%, 01/31/13(a)                       384,000            399,840
Quicksilver Resources Inc., Sr. Unsec. Gtd. Sub.
   Notes, 7.13%, 04/01/16(a)                                     205,000            201,669
                                                                               ------------
                                                                                    946,489
                                                                               ------------
OIL & GAS REFINING & MARKETING - 0.82%
Premcor Refining Group Inc. (The), Sr. Unsec.
   Global Notes, 7.50%, 06/15/15(a)                               92,000             97,014
United Refining Co., Sr. Unsec. Gtd. Global Notes,
   10.50%, 08/15/12(a)                                           315,000            335,475
                                                                               ------------
                                                                                    432,489
                                                                               ------------
OIL & GAS STORAGE & TRANSPORTATION - 2.96%
El Paso Corp., Sr. Unsec. Notes, 7.75%, 06/15/10
   (Acquired 01/07/03-08/20/04; Cost $208,013)(a)(b)             225,000            232,875
Inergy L.P./ Inergy Finance Corp., Sr. Unsec.
   Global Notes, 6.88%, 12/15/14(a)                               80,000             76,400
MarkWest Energy Partners L.P./ MarkWest Energy
   Finance Corp.-Series B, Sr. Unsec. Global Notes,
   6.88%, 11/01/14(a)                                            309,000            295,095
Pacific Energy Partners, L.P./Pacific Energy
   Finance Corp., Sr. Unsec. Global Notes, 7.13%,
   06/15/14(a)                                                   127,000            130,493
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11(a)                 517,000            533,802
Southern Natural Gas Co., Sr. Unsec.                                           ------------
   Unsub. Global Notes, 8.88%, 03/15/10(a)                        28,000             29,960
                                                                               ------------

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
OIL & GAS STORAGE & TRANSPORTATION - (CONTINUED)
Tennessee Gas Pipeline Co., Unsec. Deb., 7.50%,
   04/01/17(a)                                              $    105,000       $    112,875
Williams Cos., Inc. (The), Notes, 7.13%, 09/01/11(a)             151,000            156,096
                                                                               ------------
                                                                                  1,567,596
                                                                               ------------
PACKAGED FOODS & MEATS - 1.03%
Pilgrim's Pride Corp., Sr. Unsec. Gtd. Notes,
   9.63%, 09/15/11(a)                                            415,000            434,712
Pinnacle Foods Holding Corp., Sr. Sub. Global
   Notes, 8.25%, 12/01/13(a)                                     110,000            109,175
                                                                               ------------
                                                                                    543,887
                                                                               ------------
PAPER PACKAGING - 1.54%
Caraustar Industries, Inc., Unsec. Unsub. Notes,
   7.38%, 06/01/09(a)                                            455,000            436,800
Jefferson Smurfit Corp., Sr. Unsec. Gtd. Global
   Notes, 7.50%, 06/01/13(a)                                     274,000            258,245
Norampac Inc. (Canada), Sr. Global Notes, 6.75%,
   06/01/13(a)                                                   125,000            120,000
                                                                               ------------
                                                                                    815,045
                                                                               ------------
PAPER PRODUCTS - 3.19%
Abitibi-Consolidated Inc. (Canada), Unsec. Unsub.
   Yankee Notes, 8.55%, 08/01/10(a)                              155,000            156,550
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global
   Notes, 7.13%, 10/15/14(a)                                     247,000            239,590
Bowater Inc., Global Notes, 6.50%, 06/15/13(a)                   260,000            243,750
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
   Notes, 9.75%, 03/15/10(a)                                     182,000            182,455
Domtar Inc. (Canada), Yankee Notes, 7.13%,
   08/15/15(a)                                                   273,000            242,629
Exopack Holdiing Corp., Sr. Notes, 11.25%, 02/01/14
   (Acquired 01/26/06-01/27/06; Cost $145,025)(a)(b)             145,000            148,988
Fraser Papers Inc. (Canada), Sr. Unsec. Gtd. Notes,
   8.75%, 03/15/15 (Acquired 03/10/05; Cost
   $171,000)(a)(b)                                               171,000            152,190
Mercer International Inc., Sr. Global Notes, 9.25%,
   02/15/13(a)                                                   167,000            151,970
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes,
   7.38%, 11/15/14(a)                                            179,000            168,707
                                                                               ------------
                                                                                  1,686,829
                                                                               ------------
PERSONAL PRODUCTS - 1.13%
NBTY, Inc., Sr. Sub. Notes, 7.13%, 10/01/15
   (Acquired 09/16/05-02/16/06; Cost $259,144)(a)(b)             269,000            255,550
Playtex Products, Inc., Sr. Sec. Global Notes,
   8.00%, 03/01/11(a)                                            322,000            342,930
                                                                               ------------
                                                                                    598,480
                                                                               ------------
PHARMACEUTICALS - 2.30%
Athena Neurosciences Finance, LLC, Sr. Unsec. Gtd.
   Unsub. Notes, 7.25%, 02/21/08(a)                              476,000            471,240
                                                                               ------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
PHARMACEUTICALS - (CONTINUED)
Elan Finance PLC/ Elan Finance Corp. (Ireland), Sr.
   Unsec. Gtd. Global Notes, 7.75%, 11/15/11(a)             $    166,000       $    158,945
Leiner Health Products Inc., Sr. Sub. Global Notes,
   11.00%, 06/01/12(a)(c)                                        240,000            237,000
Valeant Pharmaceuticals International, Sr. Unsec.
   Global Notes, 7.00%, 12/15/11(a)                              355,000            351,450
                                                                               ------------
                                                                                  1,218,635
                                                                               ------------
PUBLISHING - 0.80%
Dex Media Inc., Unsec. Disc. Global Notes, 9.00%,
   11/15/13(a)(e)                                                324,000            277,020
PRIMEDIA Inc., Sr. Global Notes, 8.00%, 05/15/13(a)              158,000            146,150
                                                                               ------------
                                                                                    423,170
                                                                               ------------
RAILROADS - 1.02%
Grupo Transportacion Ferroviaria Mexicana, S.A. de
   C.V. (Mexico), Sr. Global Notes, 9.38%,
   05/01/12(a)                                                   302,000            332,955
Kansas City Southern Railway Co. (The), Sr. Unsec.
   Gtd. Global Notes, 9.50%, 10/01/08(a)                         192,000            206,400
                                                                               ------------
                                                                                    539,355
                                                                               ------------
REAL ESTATE - 0.57%
Host Marriott L.P.- Series P, Sr. Notes, 6.75%,
   06/01/16 (Acquired 03/29/06; Cost $215,000)(a)(b)             215,000            216,881
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec.
   Gtd. Global Notes, 8.75%, 05/01/09(a)                          80,000             85,600
                                                                               ------------
                                                                                    302,481
                                                                               ------------
REGIONAL BANKS - 1.67%
Western Financial Bank, Unsec. Sub. Deb., 9.63%,
   05/15/12(a)                                                   786,000            881,302
                                                                               ------------
RESTAURANTS - 0.31%
Carrols Corp., Sr. Unsec. Gtd. Sub. Global Notes,
   9.00%, 01/15/13(a)                                            160,000            162,800
                                                                               ------------
SEMICONDUCTOR EQUIPMENT - 0.29%
Amkor Technology, Inc., Sr. Unsec. Global Notes,
   7.75%, 05/15/13(a)                                            165,000            153,450
                                                                               ------------
SEMICONDUCTORS - 0.52%
Advanced Micro Devices, Inc., Sr. Unsec. Global
   Notes, 7.75%, 11/01/12(a)                                      68,000             71,485
STATS ChipPAC Ltd. (Singapore), Sr. Unsec. Gtd.
   Global Notes, 6.75%, 11/15/11(a)                              207,000            203,895
                                                                               ------------
                                                                                    275,380
                                                                               ------------
SPECIALTY CHEMICALS - 2.48%
Nalco Co., Sr. Unsec. Global Notes, 7.75%,
   11/15/11(a)                                                   275,000            280,500
                                                                               ------------

                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                            ------------       ------------
SPECIALTY CHEMICALS - (CONTINUED)
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
   9.25%, 12/15/11(a)                                       $    703,000       $    731,120
PolyOne Corp., Sr. Unsec. Gtd. Global  Notes,
   10.63%, 05/15/10(a)                                           171,000            186,390
Rhodia S.A. (France), Sr. Unsec. Global Notes,
   7.63%, 06/01/10(a)                                            110,000            112,062
                                                                               ------------
                                                                                  1,310,072
                                                                               ------------
SPECIALTY STORES - 0.32%
General Nutrition Centers Inc., Sr. Unsec. Sub.
   Global Notes, 8.50%, 12/01/10(a)                              180,000            170,550
                                                                               ------------
STEEL - 0.32%
Metals USA, Inc., Sr. Sec. Notes, 11.13%, 12/01/15
   (Acquired 11/21/05; Cost $155,000)(a)(b)                      155,000            171,275
                                                                               ------------
TEXTILES - 0.36%
INVISTA, Sr. Notes, 9.25%, 05/01/12 (Acquired
   06/17/04-07/20/04; Cost $177,069)(a)(b)                       175,000            188,125
                                                                               ------------
TIRES & RUBBER - 0.30%
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Global
   Notes, 9.00%, 07/01/15(a)                                     155,000            157,713
                                                                               ------------
TRADING COMPANIES & DISTRIBUTORS - 0.34%
United Rentals, Inc., Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12(a)                                            180,000            177,300
                                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES - 6.57%
AirGate PCS, Inc., Sr. Sec. Gtd. Floating Rate
   Global Notes, 8.35%, 10/15/11(a)(f)                            84,000             87,109
American Cellular Corp. - Series B, Sr. Global Notes,
   10.00%, 08/01/11(a)                                            85,000             92,438
American Tower Corp., Sr. Unsec. Global Notes,
   7.13%, 10/15/12(a)                                            324,000            337,770
Centennial Cellular Operating Co. LLC/Centennial
   Communications Corp., Sr. Unsec. Gtd. Global
   Notes, 10.13%, 06/15/13(a)                                    343,000            375,585
Dobson Communications Corp.,
   Sr. Floating Rate Notes, 8.85%, 10/15/12
   (Acquired 09/07/05; Cost $103,000)(a)(b)(f)                   103,000            103,515
   Sr. Global Notes,
   8.88%, 10/01/13(a)                                            228,000            229,710
iPCS, Inc., Sr. Unsec. Global Notes, 11.50%,
   05/01/12(a)                                                   116,000            132,820
Nextel Partners, Inc., Sr. Global Notes, 8.13%,
   07/01/11(a)                                                   214,000            226,840
Rogers Wireless Communications Inc. (Canada),
   Sec. Global Notes,
   6.38%, 03/01/14(a)                                            165,000            164,588
   Sr. Sec. Global Notes,
   7.25%, 12/15/12(a)                                            139,000            145,950
                                                                               ------------

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                        PRINCIPAL
                                                          AMOUNT           VALUE
                                                       ------------   ---------------
WIRELESS TELECOMMUNICATION SERVICES - (CONTINUED)
   Rural Cellular Corp.
   Sr. Sub. Floating Rate Notes,
   10.43%, 11/01/12 (Acquired 11/01/05;
   Cost $79,002)(a)(b)(f)                              $     80,000   $        83,600
   Sr. Unsec. Global Notes,
   9.88%, 02/01/10(a)                                       332,000           355,655
SBA Communications Corp., Sr. Unsec.
   Global Notes, 8.50%, 12/01/12(a)                          72,000            80,550
SBA Telecommunications, Inc./SBA
   Communications Corp., Sr. Unsec.
   Disc.Global Notes, 9.75%, 12/15/11(a)(e)                 475,000           455,406
Suncom Wireless, Sr. Unsec. Gtd. Global
   Notes, 8.50%, 06/01/13(a)                                330,000           312,675
Ubiquitel Inc., Sr. Global Notes, 9.88%,
   03/01/11(a)                                               56,000            61,600
US Unwired Inc.,
   Series B,
   Sr. Sec. First Priority Floating
      Rate Global Notes,
   9.16%, 06/15/10(a)(f)                                    167,000           171,360
   Sr. Sec. Second Priority Global Notes,
   10.00%, 06/15/12(a)                                       52,000            58,343
                                                                      ---------------
                                                                            3,475,514
                                                                      ---------------

      Total Bonds & Notes
       (Cost $45,948,463)                                                  46,858,683
                                                                      ---------------

                                                          SHARES           VALUE
                                                       ------------   ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS - 1.08%
BROADCASTING & CABLE TV - 0.23%
NTL Inc.(g)                                                   4,129           120,195
ONO Finance PLC -Wts., expiring 05/31/09
   (United Kingdom) (Acquired 10/08/99;
   Cost $0)(b)(h)(i)(j)                                         436                 0
XM Satellite Radio Inc. -Wts., expiring
   03/15/10(j)                                                  182             4,186
                                                                             --------
                                                                              124,381
                                                                             --------

CONSTRUCTION MATERIALS - 0.00%
Dayton Superior Corp. -Wts., expiring
   06/15/09 (Acquired 08/07/00; Cost
   $0)(b)(h)(j)                                                 175                 0

GENERAL MERCHANDISE STORES - 0.00%
Travelcenters of America, Inc. -Wts.,
   expiring 05/01/09 (Acquired 01/29/01;
   Cost $0)(a)(b)(i)(j)                                          80               100
Travelcenters of America, Inc. -Wts.,
   expiring 11/14/10 (Acquired 01/29/01;
   Cost $0)(a)(b)(i)(j)                                         238               298
                                                                         ------------
                                                                                  398
                                                                         ------------

INTEGRATED TELECOMMUNICATION SERVICES - 0.00%
NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $7,710)(b)(g)(h)(i)                                          832                 0
                                                                         ------------

                                                          SHARES            VALUE
                                                       ------------      ------------
INTEGRATED TELECOMMUNICATION SERVICES - (CONTINUED)
XO Holdings Inc.-Class A, -Wts., expiring
   0/16/10(g)                                                 1,465      $        659
XO Holdings Inc.-Class B -Wts., expiring
   0/16/10(g)                                                 1,098               439
XO Holdings Inc.-Class C -Wts., expiring
   0/16/10(g)                                                 1,098               275
                                                                         ------------
                                                                                1,373
                                                                         ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.85%
American Tower Corp.-Class A(g)                               8,229           249,503
iPCS, Inc.(g)                                                 4,209           197,823
                                                                         ------------
                                                                              447,326
                                                                         ------------

     Total Common Stocks & Other Equity Interests
       (Cost $246,865)                                                        573,478
                                                                          -----------

                                                         PRINCIPAL
                                                          AMOUNT             VALUE
                                                       ------------      ------------
ASSET-BACKED SECURITIES - 1.05%
ELECTRIC UTILITIES - 1.05%
Midwest Generation, LLC-Series B., Global
   Asset-Backed Pass Through Ctfs., 8.56%,
   01/02/16(a)                                             $358,663           386,844
Reliant Energy Mid-Atlantic Power
   Holdings, LLC-Series B, Sr. Unsec.
   Asset-Backed Pass Through Ctfs., 9.24%,
   07/02/17(a)                                              151,785           167,817
                                                                         ------------
      Total Asset-Backed Securities
        (Cost $511,848)                                                       554,661
                                                                         ------------

                                                          SHARES            VALUES
                                                       ------------      ------------
PREFERRED STOCKS - 0.99%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -
   0.99%
AES Trust VII, $3.00 Conv. Pfd.                               9,645           466,336
NRG Energy, Inc., 5.75 % Conv. Pfd.                             250            59,687
                                                                           ----------
      Total Preferred Stocks
        (Cost $478,003)                                                       526,023
                                                                           ----------

MONEY MARKET FUNDS - 4.80%
Liquid Assets Portfolio-Institutional
   Class(k)                                               1,268,049         1,268,049
STIC Prime Portfolio-Institutional Class(k)               1,268,049         1,268,049
                                                                           ----------
      Total Money Market Funds
        (Cost $2,536,098)                                                   2,536,098
                                                                           ----------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned) - 96.54%
   (Cost $49,721,277)                                                      51,048,943
                                                                           ----------

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

                                                        SHARES        VALUE
                                                        -------   --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS - 2.54%
Liquid Assets Portfolio-Institutional
Class(k)(l)                                             670,865   $      670,865
STIC Prime Portfolio-Institutional
   Class(k)(l)                                          670,864          670,864
                                                                  --------------
      Total Money Market Funds (purchased with cash
        collateral from securities loaned)
        (Cost $1,341,729)                                              1,341,729
                                                                  --------------
TOTAL INVESTMENTS - 99.08%
   (Cost $51,063,006)                                                 52,390,672
                                                                  --------------
OTHER ASSETS LESS LIABILITIES - 0.92%                                    486,935
                                                                  --------------
NET ASSETS - 100.00%                                              $   52,877,607
                                                                  ==============

Investment Abbreviations:

Conv.     --Convertible

Ctfs.     --Certificates

Deb.      --Debentures

Disc.     --Discounted

Gtd.      --Guaranteed

Pfd.      --Preferred

Sec.      --Secured

Sr.       --Senior

Sub.      --Subordinated

Unsec.    --Unsecured

Unsub.    --Unsubordinated

Wts.      --Warrants

Notes to Schedule of Investments:


(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $47,308,217, which represented 89.47% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $5,281,393, which represented 9.99% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)   All or a portion of this security is out on loan at March 31, 2006.

(d) Defaulted security. Adelphia Communications Corp. and Delphi Corp. filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate value of these securities at March 31, 2006 was $409,134, which represented 0.77% of the Fund's Net Assets.

(e) Step bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on March 31, 2006.

(g)   Non-income producing security.

(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2006 was $0, which represented 0.00% of the Fund's Net Assets. See Note 1A.

(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $398, which represented 0.00% of the Fund's Net Assets.

(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(l) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. HIGH YIELD FUND
      value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency

AIM V.I. HIGH YIELD FUND
      contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--INVESTMENTS IN AFFILIATES

   The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                      UNREALIZED                                    REALIZED
                          VALUE     PURCHASES AT   PROCEEDS FROM     APPRECIATION         VALUE         DIVIDEND      GAIN
FUND                    12/31/05        COST           SALES        (DEPRECIATION)       03/31/06        INCOME      (LOSS)
--------------------  ------------  ------------  ---------------   --------------   --------------   ------------  --------
Liquid Assets
Portfolio -
Institutional Class   $  2,064,801  $  4,805,829  $    (5,602,581)  $           --   $    1,268,049   $      9,172    $   --
STIC Prime
Portfolio -
Institutional Class      2,064,801     4,805,829       (5,602,581)              --        1,268,049          9,189        --
                      ------------  ------------  ---------------   --------------   --------------   ------------    ------
   SUBTOTAL           $  4,129,602  $  9,611,658  $   (11,205,162)  $           --   $    2,536,098   $     18,361    $   --
                      ============  ============  ===============   ==============   ==============   ============    ======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                      UNREALIZED                                    REALIZED
                          VALUE     PURCHASES AT   PROCEEDS FROM     APPRECIATION         VALUE         DIVIDEND      GAIN
FUND                    12/31/05        COST           SALES        (DEPRECIATION)       03/31/06        INCOME*     (LOSS)
--------------------  ------------  ------------  ----------------  --------------   --------------   ------------  --------
Liquid Assets
Portfolio -
Institutional Class   $    850,448  $  1,677,098  $     (1,856,681) $           --   $      670,865   $     12,545  $     --
STIC Prime
Portfolio -
Institutional Class        850,448     1,677,097        (1,856,681)             --          670,864         12,580        --
                      ------------  ------------  ----------------  --------------   --------------   ------------  --------
   SUBTOTAL           $  1,700,896  $  3,354,195  $     (3,713,362) $           --   $    1,341,729   $     25,125  $     --
                      ------------  ------------  ----------------  --------------   --------------   ------------  --------
   TOTAL              $  5,830,498  $ 12,965,853  $    (14,918,524) $           --   $    3,877,827   $     43,486  $     --
                      ============  ============  ================  ==============   ==============   ============  ========

*     Net of compensation to counterparties.

AIM V.I. HIGH YIELD FUND

NOTE 3 --PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At March 31, 2006, securities with an aggregate value of $1,325,931 were on loan to brokers. The loans were secured by cash collateral of $1,341,729 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $25,125 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $19,479,641 and $24,101,749, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

      Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $107,000 par value, Series B, Senior Unsecured Notes, 9.25% which was due October 1, 2002 and $476,000 par value, Senior Unsecured Notes, 9.50%, which was due March 1, 2005; and Pegasus Communications Corp., which is in default with respect to principal payments on $310,000 par value, Series B, Senior Notes, 9.63%, which was due October 15, 2005. These estimates were determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) in aggregate at March 31, 2006 was $(234,454).

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                  $ 1,722,114
Aggregate unrealized (depreciation) of investment securities                   (543,375)
                                                                            -----------
Net unrealized appreciation of investment securities                        $ 1,178,739
                                                                            ===========

Cost of investments for tax purposes is $51,211,933.

                       AIM V.I. INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM              VIIGR-QTR-1 3/06          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                           SHARES              VALUE
-----------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.48%

AUSTRALIA-2.56%

BHP Billiton Ltd. (Diversified Metals
  & Mining)(a)                            393,700        $  7,844,061
-----------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
  Commercial & Professional Services)
  (a)(b)                                   450,488           3,469,300
-----------------------------------------------------------------------
QBE Insurance Group Ltd. (Property &
  Casualty Insurance)(a)(b)               207,100           3,240,095
=======================================================================
                                                            14,553,456
=======================================================================

AUSTRIA-0.82%

OMV A.G. (Integrated Oil & Gas)(a)         69,656           4,660,179
=======================================================================

BELGIUM-2.66%

InBev N.V. (Brewers)                       163,687           7,675,740
-----------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)          68,922           7,399,233
=======================================================================
                                                            15,074,973
=======================================================================

BRAZIL-1.28%

Companhia de Bebidas das Americas
  -Pfd.-ADR (Brewers)(b)                   94,365           4,053,920
-----------------------------------------------------------------------
Petroleo Brasileiro S.A. -Pfd.-ADR
  (Integrated Oil & Gas)                    40,435           3,228,735
=======================================================================
                                                             7,282,655
=======================================================================

CANADA-6.06%

Canadian National Railway Co.
  (Railroads)                              126,020           5,711,209
-----------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil
  & Gas Exploration & Production)           97,485           5,418,152
-----------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                               77,300           3,607,819
-----------------------------------------------------------------------
Manulife Financial Corp. (Life &
  Health Insurance)                        125,276           7,859,656
-----------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug
  Retail)                                   83,791           3,189,612
-----------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug
  Retail)  (Acquired 11/18/03; Cost
  $290,178)(c)(d)(e)                        13,600             517,701
-----------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil &
  Gas)                                     105,517           8,099,245
=======================================================================
                                                            34,403,394
=======================================================================

CHINA-1.12%

Foxconn International Holdings Ltd.
  (Communications Equipment)(a)(e)      1,700,000           3,171,476
-----------------------------------------------------------------------
Ping An Insurance (Group) Co. of
  China, Ltd. -Class H (Life & Health
  Insurance)(a)                         1,227,000           3,160,305
=======================================================================
                                                             6,331,781
=======================================================================

FRANCE-13.03%

AXA (Multi-Line Insurance)(a)(e)          137,281           4,800,622
-----------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)
  (b)(e)                                    11,383           1,021,356
-----------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)
  (a)                                      113,830          10,563,593
=======================================================================
Bouygues S.A. (Wireless
  Telecommunication Services)(a)           82,475           4,369,449
=======================================================================

                                          SHARES            VALUE
-----------------------------------------------------------------------

FRANCE-(CONTINUED)

Capgemini S.A. (IT Consulting & Other
  Services)(a)(e)                          78,700        $  4,271,772
-----------------------------------------------------------------------
Pernod Ricard S.A. (Distillers &
  Vintners)                                 31,118           5,961,268
-----------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)        57,191           5,441,192
-----------------------------------------------------------------------
Societe Generale (Diversified Banks)
  (a)                                       53,075           7,971,495
-----------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)       38,335          10,104,178
-----------------------------------------------------------------------
Veolia Environnement
  (Multi-Utilities)(a)                     69,702           3,867,977
-----------------------------------------------------------------------
Vinci S.A. (Construction &
  Engineering)(a)                         106,775          10,511,089
-----------------------------------------------------------------------
Vinci S.A. -Rts. (Construction &
  Engineering)(f)                         106,775             229,001
-----------------------------------------------------------------------
Vivendi Universal S.A. (Movies &
  Entertainment)(a)                       139,435           4,772,530
=======================================================================
                                                            73,885,522
=======================================================================

GERMANY-7.25%

Adidas-Salomon A.G. (Apparel,
  Accessories & Luxury Goods)               20,964           4,145,365
-----------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)
  (a)(e)                                   106,400           4,224,533
-----------------------------------------------------------------------
Continental A.G. (Tires & Rubber)           33,732           3,713,318
-----------------------------------------------------------------------
Henkel KGaA -Pfd. (Household
  Products)(a)                             51,564           6,018,679
-----------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)         92,074           6,383,971
-----------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(b)(e)      41,596           3,953,821
-----------------------------------------------------------------------
Porsche A.G. -Pfd. (Automobile
  Manufacturers)                             6,400           6,126,355
-----------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport
  (Footwear)(a)                            17,432           6,589,305
=======================================================================
                                                            41,155,347
=======================================================================

GREECE-1.28%

OPAP S.A. (Casinos & Gaming)(a)           189,630           7,240,281
=======================================================================

HONG KONG-1.14%

Esprit Holdings Ltd. (Apparel Retail)
  (a)                                      418,000           3,253,224
-----------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                       352,000           3,217,525
=======================================================================
                                                             6,470,749
=======================================================================

HUNGARY-0.99%

OTP Bank Rt. (Diversified Banks)
  (a)(e)                                   162,444           5,615,218
=======================================================================

INDIA-3.07%

Housing Development Finance Corp.
  Ltd. (Thrifts & Mortgage Finance)        112,564           3,381,473
-----------------------------------------------------------------------
Infosys Technologies Ltd. (IT
  Consulting & Other Services)(a)         120,980           8,103,313
-----------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile
  Manufacturers)                           150,868           2,964,132
-----------------------------------------------------------------------
Satyam Computer Services Ltd. (IT
  Consulting & Other Services)(a)         157,000           2,993,052
=======================================================================
                                                            17,441,970
=======================================================================

INDONESIA-0.51%

PT Telekomunikasi Indonesia Tbk
  -Series B (Integrated
  Telecommunication Services)(a)        3,835,000           2,906,018
=======================================================================



                       AIM V.I. INTERNATIONAL GROWTH FUND

                                          SHARES            VALUE
-----------------------------------------------------------------------

IRELAND-2.76%

Anglo Irish Bank Corp. PLC
  (Diversified Banks)                      629,129        $ 10,367,492
-----------------------------------------------------------------------
CRH PLC (Construction Materials)(a)       151,744           5,289,532
=======================================================================
                                                            15,657,024
=======================================================================

ISRAEL-0.72%

Teva Pharmaceutical Industries Ltd.
  -ADR (Pharmaceuticals)                    99,376           4,092,304
=======================================================================

ITALY-1.56%

Eni S.p.A. (Integrated Oil & Gas)(a)      310,279           8,834,042
=======================================================================

JAPAN-14.66%

Astellas Pharma Inc.
  (Pharmaceuticals)(a)                    139,300           5,291,611
-----------------------------------------------------------------------
Canon Inc. (Office Electronics)(a)         97,100           6,414,166
-----------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)(a)       67,500           6,496,004
-----------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)(a)                       182,000           7,348,077
-----------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)(b)     154,000           4,581,347
-----------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(a)(b)                     22,300           5,789,769
-----------------------------------------------------------------------
Matsushita Electric Industrial Co.,
  Ltd. (Consumer Electronics)(a)(b)       183,000           4,054,629
-----------------------------------------------------------------------
Mizuho Financial Group, Inc.
  (Diversified Banks)  (Acquired
  10/25/05; Cost $2,127,848)(a)(c)             354           2,897,567
-----------------------------------------------------------------------
Mizuho Financial Group, Inc.
  (Diversified Banks)(a)                      129             761,225
-----------------------------------------------------------------------
Nidec Corp. (Electronic Equipment
  Manufacturers)(a)(b)                     32,900           2,694,851
-----------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)(a)                       319,200           3,794,739
-----------------------------------------------------------------------
Nitto Denko Corp. (Specialty
  Chemicals)(a)                            55,500           4,712,620
-----------------------------------------------------------------------
Orix Corp. (Consumer Finance)(a)(b)        22,940           7,110,487
-----------------------------------------------------------------------
SMC Corp. (Industrial Machinery)(b)        19,000           2,960,452
-----------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)                       163,000           3,746,970
-----------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                       135,200           7,363,901
-----------------------------------------------------------------------
Yamada Denki Co., Ltd. (Computer &
  Electronics Retail)(b)                   30,100           3,470,175
-----------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)(a)                       147,400           3,646,334
=======================================================================
                                                            83,134,924
=======================================================================

MEXICO-2.20%

America Movil S.A. de C.V. -Series L
  -ADR (Wireless Telecommunication
  Services)                                172,863           5,922,286
-----------------------------------------------------------------------
Grupo Televisa S.A. -ADR
  (Broadcasting & Cable TV)                123,584           2,459,322
-----------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.
  -Series V (Hypermarkets & Super
  Centers)(b)                           1,547,800           4,097,400
=======================================================================
                                                            12,479,008
=======================================================================

NETHERLANDS-1.43%

ING Groep N.V. -Dutch Ctfs. (Other
  Diversified Financial Services)(a)      101,500           4,000,573
-----------------------------------------------------------------------

                                          SHARES            VALUE
-----------------------------------------------------------------------

NETHERLANDS-(CONTINUED)

Koninklijke DSM N.V. (Specialty
  Chemicals)(a)(b)                         90,025        $  4,105,080
=======================================================================
                                                             8,105,653
=======================================================================

RUSSIA-0.66%

LUKOIL -ADR (Integrated Oil & Gas)(a)      44,599           3,720,367
=======================================================================

SINGAPORE-0.69%

Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                       461,000           3,934,840
=======================================================================

SOUTH AFRICA-1.62%

Standard Bank Group Ltd. (Diversified
  Banks)(a)(b)                            366,470           5,025,920
-----------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(b)          160,200           4,174,216
=======================================================================
                                                             9,200,136
=======================================================================

SOUTH KOREA-4.01%

Daewoo Shipbuilding & Marine
  Engineering Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)(a)      71,760           1,895,193
-----------------------------------------------------------------------
Hynix Semiconductor Inc.
  (Semiconductors)(a)(e)                   92,420           2,736,887
-----------------------------------------------------------------------
Hyundai Motor Co. (Automobile
  Manufacturers)(a)                        39,950           3,346,329
-----------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(a)        55,170           4,736,312
-----------------------------------------------------------------------
LG.Philips LCD Co., Ltd. -ADR
  (Electronic Equipment
  Manufacturers)(b)(e)                    122,500           2,780,750
-----------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)(a)                      11,190           7,236,289
=======================================================================
                                                            22,731,760
=======================================================================

SPAIN-3.39%

ACS, Actividades de Construccion y
  Servicios, S.A. (Construction &
  Engineering)(a)                         125,776           4,881,377
-----------------------------------------------------------------------
Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                  328,690           4,802,764
-----------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)(a)                          49,820           4,019,067
-----------------------------------------------------------------------
Industria de Diseno Textil, S.A.
  (Apparel Retail)(a)                     143,617           5,528,692
=======================================================================
                                                            19,231,900
=======================================================================

SWEDEN-1.55%

Atlas Copco A.B. -Class A (Industrial
  Machinery)(a)(b)                        185,200           5,190,941
-----------------------------------------------------------------------
Swedish Match A.B. (Tobacco)               263,300           3,600,458
=======================================================================
                                                             8,791,399
=======================================================================

SWITZERLAND-8.13%

Compagnie Financiere Richemont A.G.
  -Class A (Apparel, Accessories &
  Luxury Goods)(a)(g)                     183,133           8,780,706
-----------------------------------------------------------------------
Credit Suisse Group (Diversified
  Capital Markets)(a)                      73,368           4,113,097
-----------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)
  (a)                                       15,903           4,720,927
-----------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)        53,045           7,896,943
-----------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                          SHARES            VALUE
-----------------------------------------------------------------------

SWITZERLAND-(CONTINUED)

Syngenta A.G. (Fertilizers &
  Agricultural Chemicals) (a)(b)            76,063        $ 10,690,495
-----------------------------------------------------------------------
Syngenta A.G. -Wts., expiring
  05/23/06 (Fertilizers &
  Agricultural Chemicals) (e)(h)            74,692              93,952
-----------------------------------------------------------------------
UBS A.G. (Diversified Capital
  Markets) (a)                              89,450           9,796,731
=======================================================================
                                                            46,092,851
=======================================================================

TAIWAN-1.67%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)
  (a)                                      717,043           4,422,735
-----------------------------------------------------------------------
MediaTek Inc. (Semiconductors) (a)         210,000           2,425,256
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
  Co. Ltd. -ADR (Semiconductors) (b)       260,339           2,619,010
=======================================================================
                                                             9,467,001
=======================================================================

THAILAND-0.01%

Siam Commercial Bank PCL (Diversified
  Banks)                                    32,800              54,421
=======================================================================

TURKEY-0.68%

Akbank T.A.S. (Diversified Banks) (a)      462,025           3,864,038
=======================================================================

UNITED KINGDOM-8.97%

Aviva PLC (Multi-Line Insurance)           388,334           5,394,158
-----------------------------------------------------------------------
Capita Group PLC (Human Resource &
  Employment Services)                     449,838           3,591,216
-----------------------------------------------------------------------
Enterprise Inns PLC (Restaurants) (a)      248,884           4,113,001
-----------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)
  (a)                                      139,000           3,630,872
-----------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)
  (a)                                      293,949           8,712,424
-----------------------------------------------------------------------
International Power PLC (Independent
  Power Producers & Energy Traders)
  (a)(e)                                   920,791           4,522,309
-----------------------------------------------------------------------
Reckitt Benckiser PLC (Household
  Products)                                174,324           6,136,157
-----------------------------------------------------------------------
Shire PLC (Pharmaceuticals)                392,298           6,021,746
-----------------------------------------------------------------------
Tesco PLC (Food Retail) (a)                893,226           5,118,085
-----------------------------------------------------------------------
WPP Group PLC (Advertising) (a)            302,300           3,620,803
=======================================================================
                                                            50,860,771
=======================================================================

    Total Foreign Stocks & Other Equity
      Interests
      (Cost $350,790,828)                                  547,273,982
-----------------------------------------------------------------------


MONEY MARKET FUNDS-4.38%

Liquid Assets
  Portfolio-Institutional
  Class(i)                            12,417,311            12,417,311
-----------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class(i)                            12,417,311            12,417,311
    Total Money Market Funds
      (Cost $24,834,622)                                    24,834,622
-----------------------------------------------------------------------
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)-100.86%
  (Cost $375,625,450)                                      572,108,604
=======================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS-6.98%

Liquid Assets
  Portfolio-Institutional
  Class(i)(j)                         19,785,831            19,785,831
-----------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class(i)(j)                         19,785,831            19,785,831
=======================================================================
    Total Money Market Funds (purchased
      with cash collateral from securities
      loaned)
      (Cost $39,571,662)                                    39,571,662
=======================================================================
TOTAL INVESTMENTS-107.84%
  (Cost $415,197,112)                                      611,680,266
=======================================================================
OTHER ASSETS LESS LIABILITIES-(7.84)%                    (44,474,655)
=======================================================================
NET ASSETS-100.00%                                       $567,205,611
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR        --American Depositary Receipt
Ctfs.      --Certificates
Pfd.       --Preferred
Rts.       --Rights
Wts        --Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $387,238,234, which represented 68.27% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security is out on loan at March 31, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $3,415,268, which represented 0.60% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 0.09% of the Fund's Net Assets. See Note 1A.

(e)  Non-income producing security.

(f)  Non-income producing security acquired through a corporate action.

(g) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

                       AIM V.I. International Growth Fund
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                       AIM V.I. International Growth Fund

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            CHANGE IN
                                                                            UNREALIZED                                  REALIZED
                          VALUE        PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE       DIVIDEND       GAIN
FUND                    12/31/05           COST             SALES         (DEPRECIATION)     03/31/06       INCOME       (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class              $   10,902,709    $  29,042,078   $   (27,527,476)  $        --        $ 12,417,311  $   142,036   $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                  10,902,709       29,042,078       (27,527,476)           --          12,417,311      142,453        --
==================================================================================================================================
   SUBTOTAL        $   21,805,418    $  58,084,156   $   (55,054,952)  $        --        $ 24,834,622  $   284,489   $    --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            CHANGE IN
                                                                            UNREALIZED                                  REALIZED
                          VALUE        PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE       DIVIDEND       GAIN
FUND                    12/31/05           COST             SALES         (DEPRECIATION)     03/31/06      INCOME *      (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class              $   12,938,532    $  32,829,937   $   (25,982,638)  $        --        $ 19,785,831  $   26,587    $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                  12,938,532       37,351,585       (30,504,286)           --          19,785,831      26,663         --
==================================================================================================================================
   SUBTOTAL        $   25,877,064    $  70,181,522   $   (56,486,924)  $        --        $ 39,571,662  $   53,250    $    --
==================================================================================================================================
   TOTAL           $   47,682,482    $ 128,265,678   $  (111,541,876)  $        --        $ 64,406,284  $  337,739    $    --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $38,517,382 were on loan to brokers. The loans were secured by cash collateral of $39,571,662 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $53,250 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $90,574,190 and $52,915,225, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                $194,247,110
-------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                               (1,140,532)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                      $193,106,578
=======================================================================================================
Cost of investments for tax purposes is $418,573,688.

                       AIM V.I. International Growth Fund

                         AIM V.I. LARGE CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM              VILCG-QTR-1 3/06            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)


                                                     SHARES         VALUE
-------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-82.61%

AEROSPACE & DEFENSE-7.86%

Boeing Co. (The)                                        1,400     $     109,102
-------------------------------------------------------------------------------
General Dynamics Corp.                                  1,090            69,738
-------------------------------------------------------------------------------
Lockheed Martin Corp.                                   1,670           125,467
-------------------------------------------------------------------------------
Northrop Grumman Corp.                                  1,080            73,754
-------------------------------------------------------------------------------
Precision Castparts Corp.                               1,370            81,378
===============================================================================
                                                                        459,439
===============================================================================

APPLICATION SOFTWARE-0.76%

Autodesk, Inc.(a)                                       1,160            44,683
-------------------------------------------------------------------------------
BIOTECHNOLOGY-2.94%
Amgen Inc.(a)                                             590            42,923
-------------------------------------------------------------------------------
Genentech, Inc.(a)                                        530            44,790
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                1,350            83,997
===============================================================================
                                                                        171,710
===============================================================================

COMMUNICATIONS EQUIPMENT-6.33%

Cisco Systems, Inc.(a)                                  4,260            92,314
-------------------------------------------------------------------------------
Harris Corp.                                              940            44,453
-------------------------------------------------------------------------------
Motorola, Inc.                                          7,390           169,305
-------------------------------------------------------------------------------
Tellabs, Inc.(a)                                        4,020            63,918
===============================================================================
                                                                        369,990
===============================================================================

COMPUTER HARDWARE-3.86%

Apple Computer, Inc.(a)                                 1,420            89,062
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                     4,150           136,535
===============================================================================
                                                                        225,597
===============================================================================

COMPUTER STORAGE & PERIPHERALS-1.53%

Seagate Technology                                      2,050            53,977
-------------------------------------------------------------------------------
Western Digital Corp.(a)                                1,810            35,168
===============================================================================
                                                                         89,145
===============================================================================

CONSTRUCTION & ENGINEERING-0.81%

McDermott International, Inc.(a)                          870            47,372
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.04%

Joy Global Inc.                                         1,020            60,965
===============================================================================

CONSUMER FINANCE-0.80%

SLM Corp.                                                 900            46,746
===============================================================================

DEPARTMENT STORES-2.92%

J.C. Penney Co., Inc.                                     940            56,785
-------------------------------------------------------------------------------
Nordstrom, Inc.                                         2,900           113,622
===============================================================================
                                                                        170,407
===============================================================================

DIVERSIFIED METALS & MINING-1.64%

Phelps Dodge Corp.                                      1,190            95,831
===============================================================================

                                                     SHARES         VALUE
-------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
  MANUFACTURERS-0.81%

Agilent Technologies, Inc.(a)                           1,260     $      47,313
===============================================================================

ELECTRONIC MANUFACTURING
  SERVICES-0.81%

Jabil Circuit, Inc.(a)                                  1,100            47,146
===============================================================================

HEALTH CARE DISTRIBUTORS-3.16%

AmerisourceBergen Corp.                                 1,150            55,510
-------------------------------------------------------------------------------
Cardinal Health, Inc.                                     590            43,967
-------------------------------------------------------------------------------
McKesson Corp.                                          1,630            84,972
===============================================================================
                                                                        184,449
===============================================================================

HEALTH CARE SERVICES-1.82%

Caremark Rx, Inc.(a)                                    1,140            56,065
-------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                  570            50,103
===============================================================================
                                                                        106,168
===============================================================================

HEALTH CARE SUPPLIES-0.96%

Alcon, Inc.                                               539            56,196
===============================================================================

HOME IMPROVEMENT RETAIL-0.80%

Home Depot, Inc. (The)                                  1,100            46,530
===============================================================================

HOUSEHOLD PRODUCTS-0.91%

Procter & Gamble Co. (The)                                920            53,010
===============================================================================

INTEGRATED OIL & GAS-0.97%

Occidental Petroleum Corp.                                610            56,517
===============================================================================

INTERNET SOFTWARE & SERVICES-1.56%

Google Inc.-Class A(a)                                    234            91,260
===============================================================================

INVESTMENT BANKING & BROKERAGE-6.69%

Bear Stearns Cos. Inc.                                    380            52,706
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                           935           146,758
-------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                             970           140,194
-------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                            2,980            51,286
===============================================================================
                                                                        390,944
===============================================================================

IT CONSULTING & OTHER SERVICES-1.13%

Accenture Ltd.-Class A                                  2,200            66,154
===============================================================================

LIFE & HEALTH INSURANCE-2.84%

MetLife, Inc.                                             870            42,082
-------------------------------------------------------------------------------
Prudential Financial, Inc.                              1,630           123,570
===============================================================================
                                                                        165,652
===============================================================================

MANAGED HEALTH CARE-8.55%

Aetna Inc.                                              3,464           170,221
-------------------------------------------------------------------------------
CIGNA Corp.                                               710            92,740
-------------------------------------------------------------------------------
Health Net Inc.(a)                                        900            45,738
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 2,450           136,857
-------------------------------------------------------------------------------
WellPoint, Inc.(a)                                        700            54,201
===============================================================================
                                                                        499,757
===============================================================================

                         AIM V.I. LARGE CAP GROWTH FUND

                                                      SHARES         VALUE
-------------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION-0.83%

Devon Energy Corp.                                        790     $      48,324
===============================================================================

OIL & GAS REFINING & MARKETING-1.56%

Valero Energy Corp.                                     1,520            90,866
===============================================================================

PHARMACEUTICALS-1.59%

Allergan, Inc.                                            440            47,740
-------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                              720            45,346
===============================================================================
                                                                         93,086
===============================================================================

PROPERTY & CASUALTY INSURANCE-0.74%

Chubb Corp. (The)                                         450            42,948
===============================================================================

RAILROADS-2.71%

Burlington Northern Santa Fe
  Corp.                                                 1,900           158,327
===============================================================================

RESTAURANTS-1.67%

Darden Restaurants, Inc.                                1,300            53,339
-------------------------------------------------------------------------------
Yum! Brands, Inc.                                         900            43,974
===============================================================================
                                                                         97,313
===============================================================================

SEMICONDUCTOR EQUIPMENT-0.83%

Lam Research Corp.(a)                                   1,130            48,590
===============================================================================

SEMICONDUCTORS-4.98%

Broadcom Corp.-Class A(a)                               1,440            62,150
-------------------------------------------------------------------------------
Freescale Semiconductor
  Inc.-Class A(a)                                       1,680            46,721
-------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                        1,360            73,576
-------------------------------------------------------------------------------
National Semiconductor Corp.                            1,570            43,709
-------------------------------------------------------------------------------
NVIDIA Corp.(a)                                         1,130            64,704
===============================================================================
                                                                        290,860
===============================================================================

SOFT DRINKS-1.15%

PepsiCo, Inc.                                           1,160            67,036
===============================================================================

SPECIALIZED FINANCE-1.61%

CIT Group, Inc.                                           840            44,957
-------------------------------------------------------------------------------
Moody's Corp.                                             690            49,307
===============================================================================
                                                                         94,264
===============================================================================

SPECIALTY STORES-1.02%

Office Depot, Inc.(a)                                   1,600            59,584
===============================================================================

SYSTEMS SOFTWARE-2.42%

Microsoft Corp.                                         3,650            99,316
-------------------------------------------------------------------------------
Red Hat, Inc.(a)                                        1,510            42,250
===============================================================================
                                                                        141,566
===============================================================================
     Total Domestic Common Stocks & Other
      Equity Interests
     (Cost $4,138,990)                                                4,825,745
===============================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-12.90%

BRAZIL-1.20%

Unibanco-Uniao de Bancos
  Brasileiros S.A. -ADR
  (Diversified Banks) (a)                                   950          70,214
===============================================================================

                                                      SHARES         VALUE
-------------------------------------------------------------------------------
FINLAND-1.06%

Nokia Oyj -ADR (Communications
  Equipment)                                              3,000   $      62,160
===============================================================================

JAPAN-3.35%

Komatsu Ltd. (Construction & Farm
  Machinery & Heavy Trucks) (b)                           4,000          76,328
-------------------------------------------------------------------------------
Matsushita Electric Industrial Co.,
  Ltd. (Consumer Electronics) (b)                         3,000          66,469
-------------------------------------------------------------------------------
Orix Corp. (Consumer Finance) (b)                           170          52,693
===============================================================================
                                                                        195,490
===============================================================================

MEXICO-1.41%

America Movil S.A. de C.V. -Series
  L -ADR (Wireless
  Telecommunication Services)                             2,410          82,567
===============================================================================

NETHERLANDS-0.73%

Koninklijke (Royal) Philips
  Electronics N.V. -New York Shares
  (Consumer Electronics)                                  1,270          42,735
===============================================================================

SOUTH KOREA-1.09%

Kookmin Bank (Diversified Banks) (b)                        740          63,529
===============================================================================

SWITZERLAND-3.33%

ABB Ltd. (Heavy Electrical
  Equipment) (a)(b)                                       6,720          84,693
-------------------------------------------------------------------------------
Novartis A.G. -ADR
  (Pharmaceuticals)                                       1,040          57,658
-------------------------------------------------------------------------------
Roche Holding A.G.
  (Pharmaceuticals)                                         350          52,105
===============================================================================
                                                                        194,456
===============================================================================

UNITED KINGDOM-0.73%

AstraZeneca PLC -ADR
  (Pharmaceuticals)                                         850          42,695
===============================================================================
    Total Foreign Stocks & Other Equity                                 753,846
      Interests
      (Cost $632,972)
===============================================================================

                                                    PRINCIPAL
                                                      AMOUNT
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITY-5.13%

FEDERAL HOME LOAN BANK (FHLB)-5.13%
Unsec. Disc. Notes, 4.63%,
  04/03/06                                        $     300,000         299,923
-------------------------------------------------------------------------------
    Total U.S. Government Agency
      Securities
      (Cost $299,923)                                                   299,923
===============================================================================
TOTAL INVESTMENTS-100.64%
  (Cost $5,071,885)                                                   5,879,514
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.64)%                                   (37,629)
===============================================================================
NET ASSETS-100.00%                                                $   5,841,885
_______________________________________________________________________________
===============================================================================

      See accompanying notes which are an integral part of this schedule.

                         AIM V.I. LARGE CAP GROWTH FUND

Investment Abbreviations:

ADR        -American Depositary Receipt
Disc.      -Discounted.
Unsec.     -Unsecured.

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $343,712, which represented 5.88% of the Fund's Net Assets. See Note 1A.



      See accompanying notes which are an integral part of this schedule.

                         AIM V.I. LARGE CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

                         AIM V.I. LARGE CAP GROWTH FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

                         AIM V.I. LARGE CAP GROWTH FUND
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $2,130,923 and $1,840,807, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $  819,136
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (16,514)
===============================================================================
Net unrealized appreciation of investment securities                   $802,622
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $5,076,892.

NOTE 3 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Variable Insurance Funds (the "Trust") unanimously approved, on November 14, 2005 a Plan of Reorganization pursuant to which AIM V.I. Large Cap Growth Fund (the "Fund") would acquire all of the assets of AIM V.I. Blue Chip Fund ("Selling Fund"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of Selling Fund received a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund ceased operations.

         The Plan of Reorganization required approval of Selling Fund shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on April 4, 2006 and the Plan was approved. As of the close of business on June 9, 2006, the Selling Fund will close to new investors. The Reorganization will be completed on June 12, 2006.

                         AIM V.I. LARGE CAP GROWTH FUND

                              AIM V.I. LEISURE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM             I-VILEI-QTR-1 3/06           A I M Advisors, Inc.

AIM V.I. LEISURE FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                      SHARES           VALUE
                                                    ---------     --------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS
 - 75.93%
ADVERTISING - 6.74%
Harte-Hanks, Inc.                                      12,077     $      330,306
Omnicom Group Inc.                                     39,824          3,315,348
                                                                  --------------
                                                                       3,645,654
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS - 3.15%
Carter's, Inc.(a)                                       4,261            287,575
Polo Ralph Lauren Corp.                                23,386          1,417,425
                                                                  --------------
                                                                       1,705,000
                                                                  --------------
BREWERS - 0.97%
Anheuser-Busch Cos., Inc.                              12,233            523,205
BROADCASTING & CABLE TV - 13.15%                                  --------------
Cablevision Systems Corp.-Class A(a)                   50,270          1,342,209
CBS Corp.-Class A                                       4,181            100,762
CBS Corp.-Class B                                       4,181            100,260
Clear Channel Communications, Inc.                     19,915            577,734
Comcast Corp.-Class A(a)                               28,334            741,217
Discovery Holding Co.-Class A(a)                       16,079            241,185
EchoStar Communications Corp.-Class A(a)               21,940            655,348
Gray Television, Inc.                                  21,985            184,674
Liberty Global, Inc.-Class A(a)                        13,899            284,513
Liberty Global, Inc.-Series C(a)                       13,899            274,505
Liberty Media Corp.-Class A(a)                        147,793          1,213,381
Liberty Media Corp.-Class B(a)                         12,700            104,775
NTL Inc.(a)                                             9,075            264,173
Scripps Co. (E.W.) (The)-Class A                        8,650            386,742
Sinclair Broadcast Group, Inc.-Class A                 34,138            278,225
Spanish Broadcasting System, Inc.-Class A(a)           16,433             90,874
Univision Communications Inc.-Class A(a)                7,914            272,796
                                                                  --------------
                                                                       7,113,373
                                                                  --------------
CASINOS & GAMING - 10.07%
Aztar Corp.(a)                                          7,700            323,323
Harrah's Entertainment, Inc.                           46,634          3,635,587
International Game Technology                          24,170            851,267
MGM MIRAGE(a)                                          14,778            636,784
                                                                  --------------
                                                                       5,446,961
                                                                  --------------
CONSUMER ELECTRONICS - 0.18%
Directed Electronics, Inc.(a)                           5,688             95,274
                                                                  --------------
DEPARTMENT STORES - 1.11%
Kohl's Corp.(a)                                        11,284            598,165
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES
 - 1.51%
Cendant Corp.                                          47,199            818,903
                                                                  --------------
FOOTWEAR - 0.74%
NIKE, Inc.-Class B                                      4,677            398,013
                                                                  --------------

                                                     SHARES           VALUE
                                                    ---------     --------------
GENERAL MERCHANDISE STORES - 0.73%
Target Corp.                                            7,620     $      396,316
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE - 0.38%
Electronic Arts Inc.(a)                                 3,722            203,668
                                                                  --------------
HOME IMPROVEMENT RETAIL - 1.53%
Home Depot, Inc. (The)                                 19,625            830,138
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES - 12.52%
Carnival Corp.(b)                                      36,313          1,720,147
Hilton Hotels Corp.                                    55,043          1,401,395
Marriott International, Inc.-Class A                   15,851          1,087,378
Royal Caribbean Cruises Ltd.                           15,442            648,873
Starwood Hotels & Resorts Worldwide, Inc.(c)           28,267          1,914,524
                                                                  --------------
                                                                       6,772,317
                                                                  --------------
HYPERMARKETS & SUPER CENTERS - 0.98%
Wal-Mart Stores, Inc.                                  11,263            532,064
                                                                  --------------
INTERNET RETAIL - 1.14%
Blue Nile, Inc.(a)                                      8,919            313,859
Expedia, Inc.(a)                                       14,955            303,138
                                                                  --------------
                                                                         616,997
                                                                  --------------
INTERNET SOFTWARE & SERVICES - 2.06%
Yahoo! Inc.(a)                                         34,471          1,112,035
                                                                  --------------
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS -
 2.09%
iShares Russell 3000 Index Fund                         5,000            378,450
iShares S&P 500 Index Fund                              2,859            371,384
S&P 500 Depositary Receipts Trust-Series 1              2,920            379,104
                                                                  --------------
                                                                       1,128,938
                                                                  --------------
LEISURE FACILITIES - 0.30%
Cedar Fair, L.P.                                        5,577            163,127
                                                                  --------------
LEISURE PRODUCTS - 0.80%
Marvel Entertainment, Inc.(a)                           6,920            139,230
Polaris Industries Inc.                                 5,400            294,624
                                                                  --------------
                                                                         433,854
                                                                  --------------
MOVIES & ENTERTAINMENT - 8.84%
News Corp.-Class A                                    132,879          2,207,120
Pixar(a)                                                4,264            273,493
Time Warner Inc.                                       67,760          1,137,690
Viacom Inc.-Class A(a)                                  4,181            162,056
Viacom Inc.-Class B(a)                                  4,181            162,223
Walt Disney Co. (The)                                  29,970            835,863
                                                                  --------------
                                                                       4,778,445
                                                                  --------------
PUBLISHING - 3.47%
Belo Corp.-Class A                                     22,316            443,642
Gannett Co., Inc.                                       6,421            384,746
                                                                  --------------

AIM V.I. LEISURE FUND

                                                      SHARES          VALUE
                                                    ---------     --------------
PUBLISHING - (CONTINUED)
McClatchy Co. (The)-Class A                             8,696     $      424,800
McGraw-Hill Cos., Inc. (The)                           10,798            622,181
                                                                  --------------
                                                                       1,875,369
                                                                  --------------
RESTAURANTS - 1.45%
McDonald's Corp.                                        9,400            322,984
Ruth's Chris Steak House, Inc.(a)                       5,700            135,717
Yum! Brands, Inc.                                       6,659            325,359
                                                                  --------------
                                                                         784,060
                                                                  --------------
SOFT DRINKS - 0.83%
PepsiCo, Inc.                                           7,800            450,762
                                                                  --------------
SPECIALTY STORES - 1.19%
PETsMART, Inc.                                         22,952            645,869
                                                                  --------------
    Total Domestic Common Stocks & Other Equity
        Interests (Cost $36,753,098)                                  41,068,507
                                                                  --------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 21.15%
BELGIUM - 5.08%
Compagnie Nationale a Portefeuille
  (Multi-Sector Holdings) (d)                             692           249,362
Groupe Bruxelles Lambert S.A. (Multi-Sector
  Holdings)                                            18,484          2,056,050
InBev N.V. (Brewers)                                    9,369            439,339
                                                                  --------------
                                                                       2,744,751
                                                                  --------------
BRAZIL - 1.22%
Companhia de Bebidas das Americas -ADR
  (Brewers)                                            17,566            659,252
                                                                  --------------
CANADA - 1.25%
Intrawest Corp. (Hotels, Resorts & Cruise
  Lines)                                               19,822            677,714
                                                                  --------------
DENMARK - 0.97%
Carlsberg A.S. -Class B (Brewers) (d)                   8,060            525,538
                                                                  --------------
FRANCE - 2.99%
Accor S.A. (Hotels, Resorts & Cruise Lines)(d)         13,948            801,892
JC Decaux S.A. (Advertising) (a) (d)                   13,923            376,778
Pernod Ricard S.A. (Distillers & Vintners)              2,300            440,610
                                                                  --------------
                                                                       1,619,280
                                                                  --------------
HONG KONG - 0.15%
Television Broadcasts Ltd. -ADR (Broadcasting
  & Cable TV) (e)                                       6,976             79,111
                                                                  --------------
JAPAN - 0.35%
Sony Corp. -ADR (Consumer Electronics)                  4,141            190,776
                                                                  --------------
NETHERLANDS - 1.40%
Jetix Europe N.V. (Broadcasting & Cable
  TV)(a)(d)                                            34,233            754,562
                                                                  --------------

                                                     SHARES           VALUE
                                                    ---------     --------------
SWITZERLAND - 2.21%
Compagnie Financiere Richemont A.G. -Class A
   (Apparel, Accessories & Luxury Goods) (d)           13,214     $      633,574
Pargesa Holding S.A. -Class B (Multi-Sector
   Holdings) (d)                                        5,800            559,193
                                                                  --------------
                                                                       1,192,767
                                                                  --------------
UNITED KINGDOM - 5.53%
Diageo PLC (Distillers & Vintners)                     49,573            780,751
InterContinental Hotels Group PLC (Hotels,
   Resorts & Cruise Lines) (d)                         80,500          1,314,758
WPP Group PLC (Advertising) (d)                        74,907            897,200
                                                                  --------------
                                                                       2,992,709
                                                                  --------------
     Total Foreign Stocks & Other Equity
       Interests (Cost $7,540,665)                                    11,436,460
                                                                  --------------
MONEY MARKET FUNDS - 1.99%
Premier Portfolio - Institutional Class (Cost
   $1,076,978) (f)                                  1,076,978          1,076,978
                                                                  --------------
TOTAL INVESTMENTS - 99.07%
   (Cost $45,370,741)                                                 53,581,945
                                                                  --------------
OTHER ASSETS LESS LIABILITIES - 0.93%                                    503,177
                                                                  --------------
NET ASSETS - 100.00%                                              $   54,085,122
                                                                  ==============

Investment Abbreviations:

ADR- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust share.

(c)  Each unit represents one common share and one Class B share.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $6,112,857, which represented 11.30% of the Fund's Net Assets. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at March 31, 2006 represented 0.15% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

AIM V.I. LEISURE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

AIM V.I. LEISURE FUND
      factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. LEISURE FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund during the three months ended March 31, 2006.

                                                                       CHANGE IN
                                                                       UNREALIZED
                             VALUE      PURCHASES AT  PROCEEDS FROM   APPRECIATION     VALUE      DIVIDEND    REALIZED
FUND                        12/31/05        COST          SALES      (DEPRECIATION)   03/31/06     INCOME    GAIN (LOSS)
-----------------------    -----------  ------------  -------------  --------------  -----------  ---------  -----------
Premier Portfolio-
 Institutiona Class        $ 1,045,340  $  2,972,241  $ (2,940,603)  $           --  $ 1,076,978  $  16,083  $        --
                           ===========  ============  ============   ==============  ===========  =========  ===========

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $1,803,471 and $5,090,537, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities               $  8,617,834
Aggregate unrealized (depreciation) of investment securities               (1,459,650)
                                                                         ------------
Net unrealized appreciation of investment securities                     $  7,158,184
                                                                         ============

Cost of investments for tax purposes is $46,423,761.

                        AIM V.I. MID CAP CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM             VIMCCE-QTR-1 3/06            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                                     SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-84.70%

APPAREL RETAIL-0.56%

Gap, Inc. (The)                                       197,066     $   3,681,193
===============================================================================

APPLICATION SOFTWARE-3.17%

Cadence Design Systems, Inc.(a)                       400,539         7,405,966
-------------------------------------------------------------------------------
Fair Isaac Corp.                                      147,320         5,836,819
-------------------------------------------------------------------------------
Reynolds and Reynolds Co. (The)-Class A               271,695         7,716,138
===============================================================================
                                                                     20,958,923
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.04%

Investors Financial Services Corp.                    146,974         6,888,671
===============================================================================

BIOTECHNOLOGY-1.54%

ImClone Systems Inc.(a)                                91,000         3,095,820
-------------------------------------------------------------------------------
Techne Corp.(a)                                       117,781         7,083,349
===============================================================================
                                                                     10,179,169
===============================================================================

BREWERS-2.17%

Heineken N.V. (Netherlands)(b)                        377,602        14,297,448
===============================================================================

BUILDING PRODUCTS-1.67%

Masco Corp.                                           339,596        11,033,474
===============================================================================

CASINOS & GAMING-1.31%

GTECH Holdings Corp.                                  254,981         8,682,103
===============================================================================

COAL & CONSUMABLE FUELS-0.69%

Massey Energy Co.                                     126,446         4,560,907
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.23%

Sabre Holdings Corp.-Class A                          344,740         8,111,732
===============================================================================

DEPARTMENT STORES-0.86%

Kohl's Corp.(a)                                       107,662         5,707,163
===============================================================================

DISTRIBUTORS-1.05%

Genuine Parts Co.                                     158,823         6,961,212
===============================================================================

EDUCATION SERVICES-0.44%

Apollo Group, Inc.-Class A(a)                          55,800         2,930,058
===============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.68%

Mettler-Toledo International Inc.(a)                  183,911        11,097,190
===============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.70%

Rentokil Initial PLC (United Kingdom)(b)            3,449,702         9,340,539
-------------------------------------------------------------------------------
Republic Services, Inc.                               199,938         8,499,364
===============================================================================
                                                                     17,839,903
===============================================================================

FOOD RETAIL-1.01%

Kroger Co. (The)(a)                                   329,051         6,699,478
===============================================================================

GAS UTILITIES-0.95%
                                                       SHARES          VALUE
-------------------------------------------------------------------------------

UGI Corp.                                             298,000     $   6,278,860
===============================================================================

GENERAL MERCHANDISE STORES-1.30%

99 Cents Only Stores(a)                               346,355         4,696,574
-------------------------------------------------------------------------------
Tuesday Morning Corp.                                 167,820         3,874,964
===============================================================================
                                                                      8,571,538
===============================================================================

HEALTH CARE EQUIPMENT-4.41%

Biomet, Inc.                                          189,131         6,717,933
-------------------------------------------------------------------------------
PerkinElmer, Inc.                                     487,959        11,452,398
-------------------------------------------------------------------------------
Waters Corp.(a)                                       254,473        10,980,510
===============================================================================
                                                                     29,150,841
===============================================================================

HOME ENTERTAINMENT SOFTWARE-0.67%

Nintendo Co., Ltd. (Japan)(b)                          29,700         4,442,332
===============================================================================

HOME IMPROVEMENT RETAIL-1.20%

Sherwin-Williams Co. (The)                            159,817         7,901,353
===============================================================================

HOMEFURNISHING RETAIL-1.11%

Bed Bath & Beyond Inc.(a)                             190,734         7,324,186
===============================================================================

INDUSTRIAL MACHINERY-5.23%

Briggs & Stratton Corp.                               302,777        10,709,222
-------------------------------------------------------------------------------
Dover Corp.                                           181,125         8,795,430
-------------------------------------------------------------------------------
Pall Corp.                                            350,238        10,923,923
-------------------------------------------------------------------------------
Parker Hannifin Corp.                                  51,388         4,142,387
===============================================================================
                                                                     34,570,962
===============================================================================

INSURANCE BROKERS-1.31%

Marsh & McLennan Cos., Inc.                           294,303         8,640,736
===============================================================================

METAL & GLASS CONTAINERS-2.26%

Ball Corp.                                            163,392         7,161,471
-------------------------------------------------------------------------------
Pactiv Corp.(a)                                       315,389         7,739,646
===============================================================================
                                                                     14,901,117
===============================================================================

MULTI-LINE INSURANCE-1.06%

Genworth Financial Inc.-Class A                       208,446         6,968,350
===============================================================================

MULTI-SECTOR HOLDINGS-1.03%

Groupe Bruxelles Lambert S.A. (Belgium)                61,350         6,824,210
===============================================================================

MULTI-UTILITIES-1.20%

Wisconsin Energy Corp.                                197,664         7,904,583
===============================================================================

OFFICE ELECTRONICS-2.41%

Xerox Corp.(a)                                      1,047,629        15,923,961
===============================================================================

OFFICE SERVICES & SUPPLIES-0.99%

Pitney Bowes Inc.                                     152,918         6,564,770
===============================================================================

OIL & GAS DRILLING-0.79%

Noble Corp.                                            64,584         5,237,762
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.12%

FMC Technologies, Inc.(a)                             133,558         6,840,841
===============================================================================

                        AIM V.I. MID CAP CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

Smith International, Inc.                             152,952  $      5,959,010
-------------------------------------------------------------------------------
Tenaris S.A. -ADR (Argentina)                          43,226         7,809,641
===============================================================================
                                                                     20,609,492
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.63%

Newfield Exploration Co.(a)                            98,670         4,134,273
===============================================================================

OIL & GAS REFINING & MARKETING-0.54%

Sunoco, Inc.                                           45,825         3,554,645
===============================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.68%

Williams Cos., Inc. (The)                             208,886         4,468,072
===============================================================================

PACKAGED FOODS & MEATS-1.95%

Cadbury Schweppes PLC (United Kingdom)(b)           1,291,126        12,854,637
===============================================================================

PERSONAL PRODUCTS-3.76%

Avon Products, Inc.                                   361,386        11,264,402
-------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                  365,401        13,589,263
===============================================================================
                                                                     24,853,665
===============================================================================

PHARMACEUTICALS-1.65%

Forest Laboratories, Inc.(a)                          244,245        10,900,654
===============================================================================

PROPERTY & CASUALTY INSURANCE-4.05%

ACE Ltd.                                              185,166         9,630,484
-------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                            271,146         8,107,265
-------------------------------------------------------------------------------
XL Capital Ltd.-Class A                               140,731         9,022,265
===============================================================================
                                                                     26,760,014
===============================================================================

PUBLISHING-2.75%

Belo Corp.-Class A                                    467,810         9,300,063
-------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                          154,255         8,888,173
===============================================================================
                                                                     18,188,236
===============================================================================

REGIONAL BANKS-1.40%

Marshall & Ilsley Corp.                               131,890         5,747,766
-------------------------------------------------------------------------------
SVB Financial Group(a)                                 66,524         3,529,098
===============================================================================
                                                                      9,276,864
===============================================================================

REINSURANCE-0.43%

Montpelier Re Holdings Ltd.                           175,958         2,868,115
===============================================================================

RESTAURANTS-1.05%

Outback Steakhouse, Inc.                              157,721         6,939,724
===============================================================================

SEMICONDUCTORS-3.04%

Analog Devices, Inc.                                  262,992        10,069,963
-------------------------------------------------------------------------------
Microchip Technology Inc.                             107,796         3,912,995
-------------------------------------------------------------------------------
Xilinx, Inc.                                          239,128         6,088,199
===============================================================================
                                                                     20,071,157
===============================================================================

SPECIALIZED CONSUMER SERVICES-4.27%

H&R Block, Inc.                                       548,450        11,873,943
===============================================================================

SPECIALIZED CONSUMER SERVICES

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

Service Corp. International                         1,299,403    $   10,135,343
-------------------------------------------------------------------------------
ServiceMaster Co. (The)                               473,814         6,216,440
===============================================================================
                                                                     28,225,726
===============================================================================

SPECIALTY CHEMICALS-5.06%

International Flavors & Fragrances Inc.               306,041        10,503,327
-------------------------------------------------------------------------------
Rohm and Haas Co.                                     180,686         8,830,125
-------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                   214,275        14,097,152
===============================================================================
                                                                     33,430,604
===============================================================================

SPECIALTY STORES-1.14%

Michaels Stores, Inc.                                 200,000         7,516,000
===============================================================================

SYSTEMS SOFTWARE--1.01%

CA, Inc.                                              245,126         6,669,878
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.13%

SK Telecom Co., Ltd. -ADR (South Korea)               315,187         7,435,261
===============================================================================
    Total Common Stocks                                             559,591,202
      (Cost $494,613,869)
===============================================================================

MONEY MARKET FUNDS-15.35%

Liquid Assets
  Portfolio-Institutional Class(c)                 50,711,122        50,711,122
===============================================================================
STIC Prime
  Portfolio-Institutional Class(c)                 50,711,122        50,711,122
===============================================================================
    Total Money Market Funds
      (Cost $101,422,244)                                           101,422,244
===============================================================================
TOTAL INVESTMENTS-100.05%
  (Cost $596,036,113)                                               661,013,446
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.05)%                                  (338,636)
===============================================================================
NET ASSETS-100.00%                                                $ 660,674,810
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR       -American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $40,934,956, which represented 6.20% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


      See accompanying notes which are an integral part of this schedule.

                        AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the basis of prices furnished by independent pricing services, in which case the securities may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

                        AIM V.I. MID CAP CORE EQUITY FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the

                        AIM V.I. MID CAP CORE EQUITY FUND
     results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

                        AIM V.I. MID CAP CORE EQUITY FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                                        CHANGE IN
                                                                        UNREALIZED                                REALIZED
                         VALUE          PURCHASES        PROCEEDS      APPRECIATION       VALUE        DIVIDEND     GAIN
FUND                    12/31/05         AT COST        FROM SALES    (DEPRECIATION)     03/31/06       INCOME     (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class   $ 38,264,645    $  53,273,698   $ (40,827,221)     $ --         $  50,711,122   $   533,967  $ --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class     38,264,645       53,273,698     (40,827,221)       --            50,711,122       535,428    --
==========================================================================================================================
   TOTAL              $ 76,529,290    $ 106,547,396   $ (81,654,442)     $ --         $ 101,422,244   $ 1,069,395  $ --
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 3--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                                  CALL OPTION CONTRACTS
                                           ------------------------------------
                                           NUMBER OF                   PREMIUMS
                                           CONTRACTS                   RECEIVED
                                           ------------------------------------
Beginning of period                          6,280                    $ 444,230
-------------------------------------------------------------------------------
Exercised                                   (6,280)                    (444,230)
===============================================================================
End of period                                   --                    $      --
_______________________________________________________________________________
===============================================================================


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $148,213,343 and $177,007,971, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  71,306,448
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (6,648,272)
===============================================================================
Net unrealized appreciation of investment securities              $  64,658,176
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $596,355,270.


                        AIM V.I. MID CAP CORE EQUITY FUND

                           AIM V.I. MONEY MARKET FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM                VIMKT-QTR-1 3/06          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)

                                                         PRINCIPAL
                                                          AMOUNT
                                            MATURITY       (000)         VALUE
-------------------------------------------------------------------------------
COMMERCIAL PAPER-33.49%(a)

ASSET-BACKED SECURITIES -
  COMMERCIAL LOANS/LEASES-4.75%

Atlantis One Funding Corp.
  (Acquired 10/06/05;
  Cost $489,683)
  4.15%(b)(c)                               04/03/06         $500       $500,000
-------------------------------------------------------------------------------
Fountain Square Commercial
  Funding Corp.
  (Acquired 03/13/06;
  Cost $1,728,296)
  4.72%(b)                                  05/12/06        1,742      1,733,093
================================================================================
                                                                       2,233,093
================================================================================

ASSET-BACKED SECURITIES -
  FULLY BACKED-12.85%

Concord Minutemen Capital
  Co., LLC -Series A
  (Multi CEP's-Liberty
  Hampshire Co., LLC;
  agent) (Acquired 01/11/06;
  Cost $1,551,466)
  4.47%(b)                                  04/11/06        1,569      1,567,441
--------------------------------------------------------------------------------
  (Acquired 03/08/06;
  Cost $487,474)
  4.88%(b)                                  09/11/06          500        489,099
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp
  North America, Inc.; agent)
  (Acquired 03/17/06;
  Cost $1,974,829)
  4.82%(b)                                  06/19/06        2,000      1,979,381
--------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA
  Insurance Corp.
  (Acquired 02/07/06;
  Cost $1,985,339)
  4.55%(b)                                  04/06/06        2,000      1,999,242
================================================================================
                                                                       6,035,163
================================================================================

ASSET-BACKED SECURITIES -
  MULTI-PURPOSE-7.42%

Amsterdam Funding Corp.
  (Acquired 03/13/06;
  Cost $1,983,218)
  4.72%(b)(c)                               05/16/06        2,000      1,988,725
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  4.75%                                     04/19/06        1,500      1,496,833
================================================================================
                                                                       3,485,558
================================================================================

                                                        PRINCIPAL
                                                          AMOUNT
                                            MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - SECURITY
  INVESTMENT VEHICLES-4.24%

Grampian Funding Ltd./LLC
  (Acquired 01/05/06;
  Cost $1,972,001)
  4.46%(b)(c)                               04/28/06       $2,000     $1,993,806
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-4.23%

General Electric Capital Corp.
  4.40%                                     05/22/06        2,000      1,988,022
================================================================================
    Total Commercial Paper
      (Cost $15,735,642)                                              15,735,642
================================================================================

VARIABLE RATE DEMAND NOTES-
  17.91%(d)

INSURED-0.49%(e)

Omaha (City of),
  Nebraska; Special Tax
  Redevelopment Series 2002 B
  Taxable RB (INS-Ambac
  Assurance Corp.)
  4.92%(f)(g)                               02/01/13          230        230,000
================================================================================

LETTER OF CREDIT
  ENHANCED-17.42%(h)

Albuquerque (City of),
  New Mexico (Ktech Corp.
  Project); Taxable
  Series 2002 IDR
  (LOC-Wells Fargo
  Bank N.A.)
  4.87%(g)                                  11/01/22          700        700,000
--------------------------------------------------------------------------------
Corp. Finance Managers Inc.
  Floating Rate Notes
  (LOC-Wells Fargo
  Bank, N.A.)
  4.87%(f)(g)                               02/02/43        1,825      1,825,000
--------------------------------------------------------------------------------
EPC Allentown , LLC
  -Series 2005 Floating
  Rate Bonds (LOC-
  Wachovia Bank, N.A.)
  4.83%(f)(g)                               07/01/30        1,000      1,000,000
--------------------------------------------------------------------------------
Folk Financial Services Inc.
  -Series A Floating
  Rate Loan Program Notes
  (LOC-National City
  Bank of the Midwest)
  4.96%(g)                                  10/15/27           35         35,000
--------------------------------------------------------------------------------
Lehigh (County of),
  Pennsylvania Industrial
  Development Authority
  (Bouras Industries)
  Series 2002 C Taxable
  IDR (LOC-Wachovia Bank,
  N.A.) 4.83%(f)(g)                         11/01/13          655        655,000
--------------------------------------------------------------------------------

                           AIM V.I. MONEY MARKET FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                            MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)-
  (CONTINUED)

Moon (City of),
  Pennsylvania Industrial
  Development Authority
  (One Thorn Run
  Associates Project)
  Series 1995 B Taxable
  IDR (LOC-National City
  Bank of Pennsylvania)
  4.92%(f)(g)                               11/01/15         $770       $770,000
--------------------------------------------------------------------------------
Roman Catholic Diocese of
  Charlotte; Series 2002
  Floating Rate Taxable
  Bonds (LOC-Wachovia
  Bank, N.A.)
  4.83%(f)(g)                               05/01/14        1,200      1,200,000
--------------------------------------------------------------------------------
Thomasville (City of),
  Georgia Payroll Development
  Authority (American Fresh
  Foods L.P.); Series 2005 B
  Taxable RB (LOC-Wachovia
  Bank, N.A.)
  4.88%(f)(g)                               09/01/17        2,000      2,000,000
================================================================================
                                                                       8,185,000
================================================================================
    Total Variable Rate
      Demand Notes
     (Cost $8,415,000)                                                 8,415,000
================================================================================

TIME DEPOSITS-8.52%

Calyon (Cayman Islands)
  4.86%(f)                                  04/03/06        2,000      2,000,000
--------------------------------------------------------------------------------
Rabobank Nederland
  (Cayman Islands)
  4.85%(f)                                  04/03/06        2,000      2,000,000
================================================================================
    Total Time Deposits
      (Cost $4,000,000)                                                4,000,000
================================================================================

CERTIFICATES OF DEPOSIT-6.39%

Credit Suisse 4.75%                         05/24/06        2,000      2,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken
  A.B. 4.77%                                12/19/06        1,000      1,000,000
================================================================================
    Total Certificates of
      Deposit
      (Cost $3,000,000)                                                3,000,000
================================================================================

MEDIUM-TERM NOTES--5.74%

Metropolitan Life Global
  Funding I Floating Rate
  MTN (Acquired 11/10/2004;
  Cost $700,525)
  4.89%(b)(i)                               03/28/07          700        700,314
--------------------------------------------------------------------------------
Societe Generale S.A.,
  Unsec. Floating Rate
  MTN (Acquired 10/26/05;
  Cost $2,000,000)
  4.60%(b)(c)(i)                            11/24/06        2,000      2,000,000
================================================================================
      Total Medium-Term Notes
        (Cost $2,700,314)                                              2,700,314
================================================================================

                                                        PRINCIPAL
                                                          AMOUNT
                                            MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENT-4.26%

Merrill Lynch Mortgage
  Capital, Inc.
  (Acquired 02/14/06;
  Cost $2,000,000)
  5.02%(b)(f)(j)(k)
  (Cost $2,000,000)                         05/16/06       $2,000     $2,000,000
================================================================================

FUNDING AGREEMENT-4.26%

New York Life Insurance Co.
  (Acquired 04/06/05;
  Cost $2,000,000)
  4.71%(b)(i)(l)
  (Cost $2,000,000)                         04/05/06        2,000      2,000,000
================================================================================

ASSET-BACKED SECURITIES-4.26%

FULLY BACKED-2.13%

RACERS Trust -Series
  2004-6-MM Floating
  Rate Notes (CEP-Lehman
  Brothers Holdings Inc.)
  (Acquired 04/13/04;
  Cost $1,000,000)
  4.79%(b)(i)                               09/22/06        1,000      1,000,000
================================================================================

STRUCTURED-2.13%

Permanent Financing PLC
  -Series 9A, Class 1A
  Floating Rate Bonds
  (Acquired 03/15/06;
  Cost $1,000,000)
  4.75%(b)(c)(i)                            03/10/07        1,000      1,000,000
================================================================================
    Total Asset-Backed
      Securities
      (Cost $2,000,000)                                                2,000,000
================================================================================
TOTAL INVESTMENTS (excluding
  Repurchase Agreements)--84.83%
  (Cost $39,850,956)                                                  39,850,956
================================================================================

REPURCHASE AGREEMENTS-14.50%

Barclays Capital Inc.
   4.85% (m)                                04/03/06    4,814,714      4,814,714
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
   4.83% (n)                                04/03/06    2,000,000      2,000,000
================================================================================
    Total Repurchase Agreements
      (Cost $6,814,714)                                                6,814,714
================================================================================
TOTAL INVESTMENTS(o)(p)-99.33%
  (Cost $46,665,670)                                                  46,665,670
================================================================================
OTHER ASSETS LESS LIABILITIES-0.67%                                     316,512
================================================================================
NET ASSETS--100.00%                                                  $46,982,182
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP       --  Credit Enhancement Provider
IDR       --  Industrial Development Revenue Bonds
INS       --  Insurer
LOC       --  Letter of Credit
MTN       --  Medium-Term Notes

RACERS    --  Restructured Asset Certificates with Enhanced ReturnsSM
RB        --  Revenue Bonds
Unsec.    --  Unsecured

                           AIM V.I. MONEY MARKET FUND

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $20,951,101, which represented 44.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Cayman Islands: 8.5%; United Kingdom: 6.4%; Netherlands: 5.3%; other countries less than 5%: 4.3%.

(d) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.

(j) Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2006.

(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.

(l) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2006 represented 4.26% of the Fund's Net Assets.

(m) Joint repurchase agreement entered into March 31, 2006 with an aggregate maturing value of $100,404,167. Collateralized by $1,022,620,702 U.S. Government obligations, 0% to 7.00% due June 1, 2019 to December 1, 2037 with an aggregate value at March 31, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $4,816,660.

(n) Joint repurchase agreement entered into March 31, 2006 with an aggregate maturing value of $750,301,875. Collateralized by $786,482,063 U.S. Government obligations, 4.50% to 7.00% due June 1, 2018 to March 1, 2036 with an aggregate value at March 31, 2006 of $765,000,001. The amount to be received upon repurchase by the Fund is $2,000,805.

(o) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                         PERCENTAGE

         Wachovia Bank, N.A.                                             10.3%
         --------------------------------------------------------------------
         Wells Fargo Bank, N.A.                                           5.4
         --------------------------------------------------------------------
         Other Entities Less than 5%                                     83.6
         --------------------------------------------------------------------

(p)      Also represents cost for federal income tax purposes.


See accompanying notes which are an integral part of this schedule.


                           AIM V.I. MONEY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

     NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

     D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                          AIM V.I. PREMIER EQUITY FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM                VIPEQ-QTR-1 3/06         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)



                                                      SHARES           VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-73.93%

ADVERTISING-0.25%

Omnicom Group Inc.                                     47,964       $  3,993,003
================================================================================

AEROSPACE & DEFENSE-1.75%

General Dynamics Corp.                                 60,000          3,838,800
--------------------------------------------------------------------------------
Honeywell International Inc.                           44,714          1,912,418
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 100,000          7,513,000
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                216,872         14,810,189
================================================================================
                                                                      28,074,407
================================================================================

ALUMINUM-0.08%

Alcoa Inc.                                             41,491          1,267,965
================================================================================

APPAREL RETAIL-0.82%

Gap, Inc. (The)                                       703,982         13,150,384
================================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS--1.35%

Bank of New York Co., Inc. (The)                      601,016         21,660,617
================================================================================

BIOTECHNOLOGY-1.37%

Amgen Inc.(a)                                         261,021         18,989,278
--------------------------------------------------------------------------------
Genentech, Inc.(a)                                     35,000          2,957,850
================================================================================
                                                                      21,947,128
================================================================================

BUILDING PRODUCTS-1.51%

Masco Corp.(b)                                        746,422         24,251,251
================================================================================

COMMUNICATIONS EQUIPMENT-1.95%

Cisco Systems, Inc.(a)                              1,444,156         31,294,860
================================================================================

COMPUTER HARDWARE-1.96%

Apple Computer, Inc.(a)                               175,000         10,976,000
--------------------------------------------------------------------------------
Dell Inc.(a)                                          108,000          3,214,080
--------------------------------------------------------------------------------
International Business Machines
  Corp                                                208,152         17,166,295
================================================================================
                                                                      31,356,375
================================================================================

COMPUTER STORAGE & PERIPHERALS-0.64%

EMC Corp.(a)                                          295,000          4,020,850
--------------------------------------------------------------------------------
Lexmark International,
  Inc.-Class A(a)                                     137,921          6,258,855
================================================================================
                                                                      10,279,705
================================================================================

CONSUMER FINANCE-0.13%

SLM Corp.                                              40,000          2,077,600
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-0.28%

First Data Corp.                                       94,563          4,427,440
================================================================================

DEPARTMENT STORES-0.70%

Kohl's Corp.(a)                                       211,572         11,215,432
================================================================================

DIVERSIFIED CHEMICALS-0.04%

Dow Chemical Co. (The)                                 15,517            629,990
================================================================================

                                                      SHARES           VALUE
--------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-0.14%

Cendant Corp.(a)                                      127,995       $  2,220,713
================================================================================

ELECTRIC UTILITIES-0.76%

FPL Group, Inc.                                       301,509         12,102,571
================================================================================

ENVIRONMENTAL & FACILITIES
  SERVICES--2.06%

Waste Management, Inc.                                933,012         32,935,324
================================================================================

FOOD DISTRIBUTORS-0.43%

Sysco Corp.                                           214,451          6,873,155
================================================================================

FOOD RETAIL-1.23%

Kroger Co. (The)(a)                                   859,987         17,509,335
--------------------------------------------------------------------------------
Safeway Inc.                                           87,104          2,188,053
================================================================================
                                                                      19,697,388
================================================================================

GENERAL MERCHANDISE STORES-0.44%

Target Corp.                                          136,700          7,109,767
================================================================================

HEALTH CARE DISTRIBUTORS-0.35%

Cardinal Health, Inc.                                  74,571          5,557,031
================================================================================

HEALTH CARE EQUIPMENT-0.13%

Baxter International Inc.                              54,834          2,128,107
================================================================================

HEALTH CARE FACILITIES-0.15%

HCA, Inc.                                              52,173          2,389,002
================================================================================

HEALTH CARE SUPPLIES-0.33%

Alcon, Inc.                                            50,000          5,213,000
================================================================================

HOME IMPROVEMENT RETAIL-0.26%

Home Depot, Inc. (The)                                100,000          4,230,000
================================================================================

HOMEFURNISHING RETAIL-0.87%

Bed Bath & Beyond Inc.(a)                             362,320         13,913,088
================================================================================

HOUSEHOLD PRODUCTS-0.49%

Procter & Gamble Co. (The)                            135,000          7,778,700
================================================================================

INDUSTRIAL CONGLOMERATES-3.99%

General Electric Co.                                  669,140         23,272,689
--------------------------------------------------------------------------------
Tyco International Ltd.                             1,511,181         40,620,545
================================================================================
                                                                      63,893,234
================================================================================

INDUSTRIAL MACHINERY-0.74%

Dover Corp.                                           203,498          9,881,863
--------------------------------------------------------------------------------
Illinois Tool Works Inc.(b)                            19,677          1,895,092
================================================================================
                                                                      11,776,955
================================================================================

INSURANCE BROKERS-0.75%

Marsh & McLennan Cos., Inc.                           409,746         12,030,143
================================================================================

INTEGRATED OIL & GAS-1.37%

Exxon Mobil Corp.                                     359,529         21,880,935
================================================================================




                          AIM V.I. PREMIER EQUITY FUND

                                                      SHARES           VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION
  SERVICES-1.35%

AT&T Inc.                                             799,584       $ 21,620,751
================================================================================

INTERNET SOFTWARE & SERVICES-0.46%

Yahoo! Inc.(a)                                        230,000          7,419,800
================================================================================

INVESTMENT BANKING & BROKERAGE-4.09%

Goldman Sachs Group, Inc. (The)                        70,000         10,987,200
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                          65,000          9,394,450
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             295,424         23,267,594
--------------------------------------------------------------------------------
Morgan Stanley                                        347,720         21,843,771
================================================================================
                                                                      65,493,015
================================================================================

INVESTMENT COMPANIES - EXCHANGE
  TRADED FUNDS-0.66%

iShares Russell 1000 Growth
  Index Fund                                          200,000         10,532,000
================================================================================

IT CONSULTING & OTHER SERVICES-0.63%

Accenture Ltd.-Class A(a)                             337,792         10,157,405
================================================================================

MANAGED HEALTH CARE-1.28%

UnitedHealth Group Inc.                               200,000         11,172,000
--------------------------------------------------------------------------------
WellPoint Inc.(a)                                     120,496          9,330,005
================================================================================
                                                                      20,502,005
================================================================================

MOVIES & ENTERTAINMENT-1.72%

News Corp.-Class A                                    815,753         13,549,657
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 500,911         13,970,408
================================================================================
                                                                      27,520,065
================================================================================

MULTI-LINE INSURANCE-1.48%

American International Group,
  Inc                                                 135,638          8,964,316
--------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                       275,658          9,215,247
--------------------------------------------------------------------------------
Hartford Financial Services
  Group, Inc. (The)                                    68,224          5,495,443
================================================================================
                                                                      23,675,006
================================================================================

OFFICE ELECTRONICS-1.62%

Xerox Corp.(a)                                      1,705,760         25,927,552
================================================================================

OIL & GAS DRILLING-0.22%

Transocean Inc.(a)                                     43,027          3,455,068
================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.59%

BJ Services Co.                                       170,000          5,882,000
--------------------------------------------------------------------------------
Halliburton Co.(b)                                     70,800          5,169,816
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     173,187         21,920,279
--------------------------------------------------------------------------------
Smith International, Inc.                             219,542          8,553,356
================================================================================
                                                                      41,525,451
================================================================================

OIL & GAS EXPLORATION &
  PRODUCTION-0.39%

Apache Corp.                                           95,546          6,259,218
================================================================================
OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.44%

Citigroup Inc.                                        419,400         19,812,456
================================================================================


                                                      SHARES           VALUE
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

JPMorgan Chase & Co.                                   79,833       $  3,324,246
--------------------------------------------------------------------------------
                                                                      23,136,702
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-0.59%

General Mills, Inc.                                   156,357          7,924,173
--------------------------------------------------------------------------------
Kraft Foods Inc.-Class A(b)                            50,973          1,544,991
================================================================================
                                                                       9,469,164
================================================================================

PERSONAL PRODUCTS-2.52%

Avon Products, Inc.                                   572,867         17,856,265
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc.
  (The)-Class A                                       606,312         22,548,743
================================================================================
                                                                      40,405,008
================================================================================

PHARMACEUTICALS-7.19%

Bristol-Myers Squibb Co.                              581,565         14,312,315
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                          446,758         19,938,809
--------------------------------------------------------------------------------
Johnson & Johnson                                     100,000          5,922,000
--------------------------------------------------------------------------------
Merck & Co. Inc.                                      894,159         31,501,222
--------------------------------------------------------------------------------
Pfizer Inc.                                           751,473         18,726,707
--------------------------------------------------------------------------------
Wyeth                                                 509,632         24,727,345
================================================================================
                                                                     115,128,398
================================================================================

PROPERTY & CASUALTY INSURANCE-5.72%

ACE Ltd.                                              434,800         22,613,948
--------------------------------------------------------------------------------
Allstate Corp. (The)                                  110,000          5,732,100
--------------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class
  A(a)                                                    280         25,298,000
--------------------------------------------------------------------------------
Chubb Corp. (The)                                      97,184          9,275,241
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.
  (The)                                               280,876         11,737,808
--------------------------------------------------------------------------------
XL Capital Ltd.-Class A                               265,572         17,025,821
================================================================================
                                                                      91,682,918
================================================================================

PUBLISHING-1.18%

Gannett Co., Inc.                                     316,687         18,975,885
================================================================================

RAILROADS-0.82%

Union Pacific Corp.                                   141,244         13,185,127
================================================================================

RESTAURANTS-0.21%

Yum! Brands, Inc.                                      70,000          3,420,200
================================================================================

SEMICONDUCTOR EQUIPMENT-0.12%

Applied Materials, Inc.                               113,228          1,982,622
================================================================================

SEMICONDUCTORS-3.71%

Analog Devices, Inc.                                  744,498         28,506,828
--------------------------------------------------------------------------------
Intel Corp.                                           468,253          9,060,696
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                       63,000          3,408,300
--------------------------------------------------------------------------------
National Semiconductor Corp.                          220,000          6,124,800
--------------------------------------------------------------------------------
Xilinx, Inc.                                          486,906         12,396,627
================================================================================
                                                                      59,497,251
================================================================================

SOFT DRINKS-1.26%

Coca-Cola Co. (The)                                   481,604         20,164,759
================================================================================

SPECIALTY STORES-0.19%

Office Depot, Inc.(a)                                  80,000          2,979,200
================================================================================

SYSTEMS SOFTWARE-4.98%

CA, Inc.                                              955,377         25,995,808
================================================================================

      See accompanying notes which are an integral part of this schedule.


                          AIM V.I. PREMIER EQUITY FUND

                                                      SHARES           VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Microsoft Corp.                                     1,103,039       $ 30,013,691
--------------------------------------------------------------------------------
Oracle Corp.(a)                                       250,000          3,422,500
--------------------------------------------------------------------------------
Symantec Corp.(a)                                   1,206,954         20,313,036
================================================================================
                                                                      79,745,035
================================================================================

THRIFTS & MORTGAGE FINANCE-0.19%

Fannie Mae                                             58,807          3,022,680
--------------------------------------------------------------------------------
    Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $1,022,550,188)                                        1,184,237,555
================================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-12.53%

ARGENTINA-0.67%

Tenaris S.A.-ADR (Oil & Gas
  Equipment & Services)                                59,053         10,669,106
================================================================================

FINLAND-1.42%

Nokia Oyj-ADR (Communications
  Equipment) (b)                                    1,095,549         22,699,775
================================================================================

FRANCE-0.79%

Sanofi-Aventis (Pharmaceuticals)(c)                   52,173          4,963,776
--------------------------------------------------------------------------------

Total S.A. (Integrated Oil & Gas)(c)                  29,260          7,712,228
================================================================================
                                                                      12,676,004
================================================================================

ISRAEL-0.78%

Teva Pharmaceutical Industries
  Ltd.-ADR (Pharmaceuticals)                          305,093         12,563,730
================================================================================

JAPAN-0.46%

Nintendo Co., Ltd. (Home
  Entertainment Software)(c)                           32,400          4,846,180
--------------------------------------------------------------------------------

Sony Corp.-ADR (Consumer
  Electronics)                                         53,859          2,481,284
================================================================================
                                                                       7,327,464
================================================================================

NETHERLANDS-3.31%

Heineken N.V. (Brewers)(c)                            587,710         22,252,935
--------------------------------------------------------------------------------
Koninklijke (Royal) Phillips
  Electronics N.V. (Consumer
  Electronics)(c)                                     453,768         15,308,356
--------------------------------------------------------------------------------
Unilever N.V. (Packaged Foods &
  Meats)(c)                                           222,100         15,396,500
================================================================================
                                                                      52,957,791
================================================================================

SOUTH KOREA-0.74%

SK Telecom Co., Ltd.-ADR
  (Wireless Telecommunication
  Services)(b)                                        504,670         11,905,165
================================================================================

SWITZERLAND-0.74%

UBS A.G. (Diversified Capital
  Markets)(c)                                         109,069         11,945,440
================================================================================

UNITED KINGDOM-3.62%

Barclays PLC (Diversified Banks)(c)                 1,060,870         12,417,116
--------------------------------------------------------------------------------

Cadbury Schweppes PLC (Packaged
  Foods & Meats)(c)                                 2,044,327         20,353,615
================================================================================

                                                      SHARES           VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

GlaxoSmithKline PLC-ADR
  (Pharmaceuticals)                                   481,053      $  25,163,882
================================================================================
                                                                      57,934,613
================================================================================
     Total Foreign Stocks & Other
      Equity Interests
     (Cost $174,436,225)                                             200,679,088
================================================================================

MONEY MARKET FUNDS-12.39%

Liquid Assets Portfolio-Institutional
  Class(d)                                        99,279,177          99,279,177
--------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)                                        99,279,177          99,279,177
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $198,558,354)                                            198,558,354
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities
  loaned)-98.85%
  (Cost $1,395,544,767)                                            1,583,474,997
================================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.04%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                     32,719,200          32,719,200
================================================================================
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $32,719,200)                                              32,719,200
================================================================================
TOTAL INVESTMENTS-100.89%
  (Cost $1,428,263,967)                                            1,616,194,197
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.89)%                               (14,320,952)
================================================================================
NET ASSETS-100.00%                                               $ 1,601,873,245
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  -American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  All or a portion of this security is out on loan at March 31, 2006.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $115,196,146, which represented 7.19% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.


                          AIM V.I. PREMIER EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple


                          AIM V.I. PREMIER EQUITY FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


                          AIM V.I. PREMIER EQUITY FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


                          AIM V.I. PREMIER EQUITY FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              CHANGE IN
                                                              UNREALIZED                            REALIZED
                    VALUE       PURCHASES      PROCEEDS      APPRECIATION      VALUE      DIVIDEND    GAIN
FUND               12/31/05      AT COST      FROM SALES     (DEPRECIATION)   03/31/06     INCOME    (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class            $35,405,498  $ 255,387,473  $(191,513,794)   $      --      $ 99,279,177  $ 856,666   $  --
------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class             35,405,498    255,387,473   (191,513,794)          --        99,279,177    859,312      --
============================================================================================================
   SUBTOTAL      $70,810,996  $ 510,774,946  $(383,027,588)   $      --      $198,558,354  $1,715,978  $  --
____________________________________________________________________________________________________________
============================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                            CHANGE IN
                                                            UNREALIZED                              REALIZED
                    VALUE       PURCHASES     PROCEEDS     APPRECIATION        VALUE      DIVIDEND    GAIN
FUND               12/31/05      AT COST     FROM SALES    (DEPRECIATION)    03/31/06      INCOME *  (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class             $ 3,798,900 $ 61,147,600  $ (32,227,300)    $     --      $ 32,719,200  $    5,055   $  --
============================================================================================================
   TOTAL          $74,609,896 $571,922,546  $(415,254,888)    $     --      $231,277,554  $1,721,033   $  --
____________________________________________________________________________________________________________
============================================================================================================


* Net of compensation to counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $31,547,482 were on loan to brokers. The loans were secured by cash collateral of $32,719,200 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $5,055 for securities lending transactions, which are net of compensation to counterparties.


                          AIM V.I. PREMIER EQUITY FUND

NOTE 4--OPTION CONTRACTS WRITTEN


                  TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------
                                      CALL OPTION CONTRACTS
------------------------------------------------------------------
                              NUMBER OF                 PREMIUMS
                              CONTRACTS                 RECEIVED
                       -------------------------------------------
Beginning of period             3,730               $      395,508
-------------------------------------------------------------------
Exercised                      (3,730)                    (395,508)
-------------------------------------------------------------------
End of period                      --               $           --
------------------------------------------------------------------


NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $353,188,981 and $526,875,823, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

             UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                $196,875,841
------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                               (18,256,823)
======================================================================================================
Net unrealized appreciation of investment securities                                      $178,619,018
______________________________________________________________________________________________________
======================================================================================================
Cost of investments for tax purposes is $1,437,575,179.


NOTE 6--SIGNIFICANT EVENT

The Board of Trustees of AIM Variable Insurance Funds (the "Trust") unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which AIM V.I. Premier Equity Fund (the "Fund") would transfer all of its assets to AIM V.I. Core Equity Fund ("Buying Fund"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund received a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund ceased operations.

     The Plan of Reorganization required approval of the Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on April 4, 2006 and the Plan was approved. As of the close of business on April 28, 2006, the Selling Fund was closed to new investors. The Reorganization was completed on May 1, 2006.


                          AIM V.I. PREMIER EQUITY FUND

                           AIM V.I. REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM             VIREA-QTR-1 3/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)

                                                         SHARES          VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-95.58%

APARTMENTS-16.23%

American Campus Communities,
  Inc.                                                   20,700      $   536,337
--------------------------------------------------------------------------------
Archstone-Smith Trust                                    86,400        4,213,728
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                              21,400        2,334,740
--------------------------------------------------------------------------------
Boardwalk Real Estate
  Investment Trust (Canada)                               8,800          171,599
--------------------------------------------------------------------------------
Camden Property Trust                                    38,100        2,745,105
--------------------------------------------------------------------------------
CapitaLand Ltd. (Singapore)(a)                          111,000          332,471
--------------------------------------------------------------------------------
Education Realty Trust, Inc.                              5,000           76,500
--------------------------------------------------------------------------------
Equity Residential                                      118,800        5,558,652
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                               23,500        2,555,155
--------------------------------------------------------------------------------
Mid-America Apartment
  Communities, Inc.                                       5,800          317,550
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Hong Kong)(a)                                         30,000          303,867
================================================================================
                                                                      19,145,704
================================================================================

DIVERSIFIED-6.32%

Colonial Properties Trust                                19,600          982,548
--------------------------------------------------------------------------------
Hysan Development Co. Ltd.
  (Hong Kong)(a)                                         98,000          278,361
--------------------------------------------------------------------------------
Stockland (Australia)(a)                                 76,200          366,340
--------------------------------------------------------------------------------
Sumitomo Realty & Development
  Co., Ltd. (Japan)(a)                                    7,000          193,835
--------------------------------------------------------------------------------
Vornado Realty Trust                                     58,700        5,635,200
================================================================================
                                                                       7,456,284
================================================================================

HEALTHCARE-2.16%

Ventas, Inc.                                             76,600        2,541,588
================================================================================
                                                                       2,541,588
================================================================================

INDUSTRIAL PROPERTIES-7.31%

AMB Property Corp.                                       25,400        1,378,458
--------------------------------------------------------------------------------
Ascendas REIT (Singapore)(a)                            124,000          166,393
--------------------------------------------------------------------------------
First Industrial Realty Trust,
  Inc.-Series J, 7.25% Pfd.                               4,100          106,395
--------------------------------------------------------------------------------
Macquarie Goodman Group
  (Australia)(a)                                         39,500          140,663
--------------------------------------------------------------------------------
ProLogis                                                127,714        6,832,699
================================================================================
                                                                       8,624,608
================================================================================

LODGING-RESORTS-11.98%

DiamondRock Hospitality Co.                              22,500          310,725
--------------------------------------------------------------------------------
Eagle Hospitality Properties
  Trust, Inc.-Series A, 8.25% Pfd.                        5,000          124,950
--------------------------------------------------------------------------------
Equity Inns Inc.                                         54,500          882,900
--------------------------------------------------------------------------------
Hersha Hospitality Trust-Series
  A, 8.00% Pfd.                                           3,700           92,352
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                     126,600        3,223,236
--------------------------------------------------------------------------------
Host Marriott Corp.                                     241,000        5,157,400
--------------------------------------------------------------------------------
LaSalle Hotel Properties-Series E,                        5,300          133,825
--------------------------------------------------------------------------------
Marriott International,
  Inc.-Class A                                           10,300          706,580
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
--------------------------------------------------------------------------------
LODGING-RESORTS-(CONTINUED)

Starwood Hotels & Resorts
  Worldwide, Inc.(b)                                     51,600      $ 3,494,868
================================================================================
                                                                      14,126,836
================================================================================

OFFICE PROPERTIES-21.67%

Alexandria Real Estate
  Equities, Inc.                                         15,500        1,477,615
--------------------------------------------------------------------------------
American Financial Realty Trust                          33,400          389,110
--------------------------------------------------------------------------------
Boston Properties, Inc.                                  56,800        5,296,600
--------------------------------------------------------------------------------
Brandywine Realty Trust                                  46,121        1,464,803
--------------------------------------------------------------------------------
Brookfield Properties Corp.                              44,250        1,511,138
--------------------------------------------------------------------------------
CapitaCommercial Trust
  (Singapore)(a)                                        135,900          150,336
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                 35,000        1,561,350
--------------------------------------------------------------------------------
Derwent Valley Holdings PLC
  (United Kingdom)(a)                                    16,100          452,070
--------------------------------------------------------------------------------
Equity Office Properties Trust                           60,400        2,028,232
--------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.
  (Hong Kong)                                           103,000          383,160
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.                          56,300        2,579,666
--------------------------------------------------------------------------------
SL Green Realty Corp.                                    42,900        4,354,350
--------------------------------------------------------------------------------
Trizec Properties, Inc.                                 152,000        3,910,960
================================================================================
                                                                      25,559,390
================================================================================

REGIONAL MALLS-16.96%

AEON Mall Co., Ltd. (Japan)(a)                            7,600          377,622
--------------------------------------------------------------------------------
CapitaMall Trust (Singapore)(a)                          74,000          108,583
--------------------------------------------------------------------------------
Diamond City Co., Ltd (Japan)(a)                          7,900          364,449
--------------------------------------------------------------------------------
General Growth Properties, Inc.                         137,000        6,695,190
--------------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong
  Kong)(a)                                              124,000          234,645
--------------------------------------------------------------------------------
Macerich Co. (The)                                       53,300        3,941,535
--------------------------------------------------------------------------------
Primaris Retail Real Estate
  Investment Trust (Canada)                               7,300          114,342
--------------------------------------------------------------------------------
Simon Property Group, Inc.                               89,100        7,496,874
--------------------------------------------------------------------------------
Westfield Group (Australia)(a)                           54,300          664,728
================================================================================
                                                                      19,997,968
================================================================================

SELF STORAGE FACILITIES-3.35%

Extra Space Storage Inc.                                 33,400          574,146
--------------------------------------------------------------------------------
Public Storage, Inc.                                     31,700        2,574,991
--------------------------------------------------------------------------------
U-Store-It Trust                                         39,700          799,955
================================================================================
                                                                       3,949,092
================================================================================

SHOPPING CENTERS-9.28%

Capital & Regional PLC (United
  Kingdom)(a)                                            25,000          499,820
--------------------------------------------------------------------------------
Citycon Oyj (Finland)(a)                                 11,300           56,240
--------------------------------------------------------------------------------
Citycon Oyj-Rts.,expiring
  04/21/06 (Finland)(c)(d)(e)                            23,300            7,679
--------------------------------------------------------------------------------
Developers Diversified Realty
  Corp.                                                  76,000        4,161,000
--------------------------------------------------------------------------------
Federal Realty Investment Trust                          23,900        1,797,280
--------------------------------------------------------------------------------
Kimco Realty Corp.                                        7,200          292,608
--------------------------------------------------------------------------------
Regency Centers Corp.                                    53,000        3,561,070
--------------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                        31,300          563,400
================================================================================
                                                                      10,939,097
================================================================================



                            AIM V.I. REAL ESTATE FUND
                                                                             F-1

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
SPECIALTY PROPERTIES-0.32%

Digital Realty Trust, Inc.                             10,800       $    304,236
--------------------------------------------------------------------------------
Digital Realty Trust,
  Inc.-Series A, 8.50% Pfd.                             2,900             72,935
================================================================================
                                                                         377,171
================================================================================

    Total Real Estate Investment
      Trusts, Common Stocks & Other
      Equity Interests
      (Cost $81,121,177)                                             112,717,738
================================================================================

MONEY MARKET FUNDS-3.74%

Premier Portfolio-Institutional
  Class
  (Cost $4,410,303) (f)                             4,410,303          4,410,303
================================================================================
TOTAL INVESTMENTS-99.32%                                             117,128,041
  (Cost $85,531,480)
================================================================================
OTHER ASSETS LESS LIABILITIES-0.68%                                      798,926
================================================================================
NET ASSETS-100.00%                                                  $117,926,967
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Pfd.  -- Preferred
REIT  -- Real Estate Investment Trust
Rts.  -- Rights

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $4,690,423, which represented 3.98% of the Fund's Net Assets. See Note 1A.
(b) Each unit represents one common share and one Class B share.
(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2006 represented 0.01% of the Fund's Net Assets.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 0.01% of the Fund's Net Assets. See Note 1A.
(e) Non-income producing security acquired through a corporate action.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

                            AIM V.I. REAL ESTATE FUND
                                                                             F-2

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

                           AIM V.I. REAL ESTATE FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                           AIM V.I. REAL ESTATE FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

                                                                             CHANGE IN
                                                                              UNREALIZED                                REALIZED
                                VALUE          PURCHASES        PROCEEDS     APPRECIATION      VALUE       DIVIDEND       GAIN
FUND                           12/31/05         AT COST        FROM SALES   (DEPRECIATION)    03/31/06      INCOME        (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
Class                       $  5,533,127     $ 11,704,257     $(12,827,081)    $      --    $  4,410,303   $   46,994     $   --
================================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $18,627,843 and $14,065,373, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 31,663,559
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (160,156)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $ 31,503,403
--------------------------------------------------------------------------------
Cost of investments for tax purposes is $85,624,638.

                           AIM V.I. REAL ESTATE FUND
                                                                             F-5

                         AIM V.I. SMALL CAP EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM              VISCE-QTR-1 3/06            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-96.44%

AEROSPACE & DEFENSE-1.94%

Alliant Techsystems Inc.(a)                              6,138    $     473,670
-------------------------------------------------------------------------------
Curtiss-Wright Corp.                                     9,511          629,628
===============================================================================
                                                                      1,103,298
===============================================================================

AIR FREIGHT & LOGISTICS-0.94%

UTi Worldwide, Inc.                                     16,845          532,302
===============================================================================

APPAREL RETAIL-4.39%

Christopher & Banks Corp.                               23,451          544,298
-------------------------------------------------------------------------------
Genesco Inc.(a)                                         11,054          429,890
-------------------------------------------------------------------------------
Gymboree Corp. (The)(a)                                 24,690         642,928
-------------------------------------------------------------------------------
Stage Stores, Inc.                                      12,643          376,129
-------------------------------------------------------------------------------
Too Inc.(a)                                             14,678          504,189
===============================================================================
                                                                      2,497,434
===============================================================================

APPAREL,ACCESSORIES & LUXURY GOODS-0.72%

Kenneth Cole Productions, Inc.-Class A                  14,825          410,652
===============================================================================

APPLICATION SOFTWARE-2.76%

Epicor Software Corp.(a)                                41,623          558,997
-------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                             13,978          455,683
-------------------------------------------------------------------------------
Transaction Systems Architects, Inc.(a)                 17,832          556,536
===============================================================================
                                                                      1,571,216
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.36%

Affiliated Managers Group, Inc.(a)                       7,262          774,202
===============================================================================

AUTOMOTIVE RETAIL-1.03%

Midas, Inc.(a)                                          26,701          583,951
===============================================================================

BIOTECHNOLOGY-1.76%

CV Therapeutics, Inc.(a)                                 9,303          205,410
-------------------------------------------------------------------------------
DOV Pharmaceutical, Inc.(a)                             14,972          239,253
-------------------------------------------------------------------------------
Serologicals Corp.(a)                                   22,838          558,617
===============================================================================
                                                                      1,003,280
===============================================================================

BUILDING PRODUCTS-0.90%

NCI Building Systems, Inc.(a)                            8,599          513,962
===============================================================================

CASINOS & GAMING-0.66%

Pinnacle Entertainment, Inc.(a)                         13,289          374,351
===============================================================================

COMMERCIAL PRINTING-0.64%

Banta Corp.                                              7,058          366,875
===============================================================================

COMMUNICATIONS EQUIPMENT-0.69%

Packeteer, Inc.(a)                                      33,908          393,333
===============================================================================

COMPUTER HARDWARE-1.69%

Intergraph Corp.(a)                                      9,827          409,393
-------------------------------------------------------------------------------
Stratasys, Inc.(a)                                      18,726          552,042
===============================================================================
                                                                        961,435
===============================================================================

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-0.59%

Emulex Corp.(a)                                         19,672    $     336,194
===============================================================================

CONSTRUCTION & ENGINEERING-0.82%

URS Corp.(a)                                            11,596          466,739
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.73%

Manitowoc Co., Inc. (The)                                7,100          647,165
-------------------------------------------------------------------------------
Wabash National Corp.                                   13,600          268,600
-------------------------------------------------------------------------------
Wabtec Corp.                                            19,541          637,037
===============================================================================
                                                                      1,552,802
===============================================================================

CONSUMER FINANCE-0.74%

World Acceptance Corp.(a)                               15,314          419,604
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.31%

BISYS Group, Inc. (The)(a)                              38,284          516,069
-------------------------------------------------------------------------------
Wright Express Corp.(a)                                 28,524          800,098
===============================================================================
                                                                      1,316,167
===============================================================================

DIVERSIFIED CHEMICALS-1.02%

FMC Corp.                                                9,328          578,149
===============================================================================

DIVERSIFIED METALS & MINING-0.86%

Compass Minerals International, Inc.                    19,502          487,355
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.24%

Genlyte Group Inc. (The)(a)                             10,395          708,315
===============================================================================

ELECTRONIC MANUFACTURING SERVICES-1.07%

Park Electrochemical Corp.                              20,668          609,706
===============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.26%

Rollins, Inc.                                           26,937          545,205
-------------------------------------------------------------------------------
Waste Connections, Inc.(a)                              18,543          738,197
===============================================================================
                                                                      1,283,402
===============================================================================

FOOD RETAIL-0.92%

Ruddick Corp.                                           21,571          524,391
===============================================================================

GAS UTILITIES-1.52%

Energen Corp.                                           16,170          565,950
-------------------------------------------------------------------------------
New Jersey Resources Corp.                               6,544          296,116
===============================================================================
                                                                        862,066
===============================================================================

HEALTH CARE EQUIPMENT-2.08%

STERIS Corp.                                            21,587          532,767
-------------------------------------------------------------------------------
Vital Signs, Inc.                                       11,876          652,349
===============================================================================
                                                                      1,185,116
===============================================================================

HEALTH CARE FACILITIES-1.02%

VCA Antech, Inc.(a)                                     20,473          583,071
===============================================================================

                         AIM V.I. SMALL CAP EQUITY FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
HEALTH CARE SERVICES-2.82%

Amedisys, Inc.(a)                                       15,570    $     541,058
-------------------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                          13,945          320,456
-------------------------------------------------------------------------------
Computer Programs and Systems, Inc.                     10,654          532,700
-------------------------------------------------------------------------------
Nighthawk Radiology Holdings, Inc.(a)                    8,708          208,034
===============================================================================
                                                                      1,602,248
===============================================================================

HEALTH CARE SUPPLIES-3.67%

DJ Orthopedics Inc.(a)                                  16,817          668,644
-------------------------------------------------------------------------------
Haemonetics Corp.(a)                                    14,946          758,808
-------------------------------------------------------------------------------
ICU Medical, Inc.(a)                                     4,225          152,903
-------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)                      12,320          508,077
===============================================================================
                                                                      2,088,432
===============================================================================

HOUSEHOLD APPLIANCES-1.00%

Snap-on Inc.                                            14,996          571,648
===============================================================================

HOUSEHOLD PRODUCTS-0.97%

Central Garden & Pet Co.(a)                             10,367          550,902
===============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.73%

Heidrick & Struggles International, Inc.(a)             16,744          607,472
-------------------------------------------------------------------------------
Kenexa Corp.(a)                                         12,248          376,626
===============================================================================
                                                                        984,098
===============================================================================

INDUSTRIAL MACHINERY-1.71%

Middleby Corp. (The)(a)                                  6,911          578,589
-------------------------------------------------------------------------------
RBC Bearings Inc.(a)                                    19,349          396,654
===============================================================================
                                                                        975,243
===============================================================================

INSURANCE BROKERS-0.89%

Hilb Rogal and Hobbs Co.                                12,329          508,201
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.13%

NTELOS Holdings Corp.(a)                                45,812          641,826
===============================================================================

INTERNET SOFTWARE & SERVICES-1.43%

DealerTrack Holdings Inc.(a)                            11,131          237,202
-------------------------------------------------------------------------------
United Online, Inc.                                     44,798          576,102
===============================================================================
                                                                        813,304
===============================================================================

INVESTMENT BANKING & BROKERAGE-0.44%

CMET Finance Holdings, Inc.
  (Acquired 12/08/03; Cost
  $20,000)(a)(b)(c)                                        200            5,390
-------------------------------------------------------------------------------
Thomas Weisel Partners Group, Inc.(a)                   11,199          245,258
===============================================================================
                                                                        250,648
===============================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-0.39%

iShares Nasdaq Biotechnology Index Fund(a)               2,679          220,562
===============================================================================

METAL & GLASS CONTAINERS-1.06%

AptarGroup, Inc.                                        10,899          602,170
===============================================================================

MULTI-UTILITIES-0.55%
                                                       SHARES          VALUE
-------------------------------------------------------------------------------

Avista Corp.                                            15,204    $     313,963
===============================================================================

OFFICE SERVICES & SUPPLIES-0.77%

Brady Corp.-Class A                                     11,681          437,570
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-2.74%

FMC Technologies, Inc.(a)                               13,861          709,960
-------------------------------------------------------------------------------
Oceaneering International, Inc.(a)                      14,787          847,295
===============================================================================
                                                                      1,557,255
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.61%

Comstock Resources, Inc.(a)                             20,314          603,123
-------------------------------------------------------------------------------
Penn Virginia Corp.                                      8,316          590,436
-------------------------------------------------------------------------------
Plains Exploration & Production Co.(a)                   6,256          241,732
-------------------------------------------------------------------------------
Warren Resources Inc.(a)                                41,717          621,583
===============================================================================
                                                                      2,056,874
===============================================================================

PACKAGED FOODS & MEATS-1.87%

Flowers Foods, Inc.                                     20,763          616,661
-------------------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                                16,941          449,784
===============================================================================
                                                                      1,066,445
===============================================================================

PHARMACEUTICALS-1.31%

Aspreva Pharmaceuticals Corp. (Canada)(a)               21,324          530,754
-------------------------------------------------------------------------------
ViroPharma Inc.(a)                                      16,714          212,268
===============================================================================
                                                                        743,022
===============================================================================

PROPERTY & CASUALTY INSURANCE-4.08%

Assured Guaranty Ltd.                                   19,777          494,425
-------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                           14,819          560,158
-------------------------------------------------------------------------------
Ohio Casualty Corp.                                     19,539          619,387
-------------------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(a)              18,930          646,270
===============================================================================
                                                                      2,320,240
===============================================================================

REAL ESTATE-3.72%

Alexandria Real Estate Equities, Inc.                    4,271          407,154
-------------------------------------------------------------------------------
Global Signal Inc.                                      12,538          616,870
-------------------------------------------------------------------------------
LaSalle Hotel Properties                                17,001          697,041
-------------------------------------------------------------------------------
Universal Health Realty Income Trust                    10,813          394,999
===============================================================================
                                                                      2,116,064
===============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.30%

Jones Lang LaSalle Inc.                                  9,689          741,596
===============================================================================

REGIONAL BANKS-6.60%

Alabama National BanCorp.                                6,763          462,589
-------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                  6,302          212,945
-------------------------------------------------------------------------------
Columbia Banking System, Inc.                           10,996          367,926
-------------------------------------------------------------------------------
CVB Financial Corp.                                     19,593          335,040
-------------------------------------------------------------------------------
Hancock Holding Co.                                      8,525          396,583
-------------------------------------------------------------------------------
MB Financial, Inc.                                      10,384          367,594
-------------------------------------------------------------------------------
Signature Bank(a)                                       12,659          412,557
===============================================================================
Sterling Bancshares, Inc.                               18,701          337,553
===============================================================================

      See accompanying notes which are an integral part of this schedule.

                         AIM V.I. SMALL CAP EQUITY FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------

REGIONAL BANKS-(CONTINUED)

Sterling Financial Corp.                                12,035    $     349,015
-------------------------------------------------------------------------------
United Community Banks, Inc.                            18,335          516,130
===============================================================================
                                                                      3,757,932
===============================================================================

RESTAURANTS-2.32%

O'Charley's Inc.(a)                                     12,990          239,795
-------------------------------------------------------------------------------
Papa John's International, Inc.(a)                      15,533          509,638
-------------------------------------------------------------------------------
Steak n Shake Co. (The)(a)                              26,915          567,907
===============================================================================
                                                                      1,317,340
===============================================================================

SEMICONDUCTOR EQUIPMENT-1.66%

ATMI, Inc.(a)                                           19,365          584,823
-------------------------------------------------------------------------------
Nextest Systems Corp.(a)                                22,305          361,564
===============================================================================
                                                                        946,387
===============================================================================

SEMICONDUCTORS-3.21%

DSP Group, Inc.(a)                                      18,899          548,260
-------------------------------------------------------------------------------
Micrel, Inc.(a)                                         38,826          575,401
-------------------------------------------------------------------------------
Semtech Corp.(a)                                        15,020          268,708
-------------------------------------------------------------------------------
Silicon Laboratories Inc.(a)                             7,951          436,908
===============================================================================
                                                                      1,829,277
===============================================================================

SPECIALTY CHEMICALS-1.12%

A. Schulman, Inc.                                       10,958          271,211
-------------------------------------------------------------------------------
H.B. Fuller Co.                                          7,115          365,284
===============================================================================
                                                                        636,495
===============================================================================

SYSTEMS SOFTWARE-0.93%

Progress Software Corp.(a)                              18,103          526,616
===============================================================================

TECHNOLOGY DISTRIBUTORS-0.68%

Agilysys, Inc.                                          25,772          388,126
===============================================================================

TRADING COMPANIES & DISTRIBUTORS-2.37%

H&E Equipment Services, Inc.(a)                         11,172          325,329
-------------------------------------------------------------------------------
UAP Holding Corp.                                       28,305          608,557
-------------------------------------------------------------------------------
Watsco, Inc.                                             5,810          412,801
===============================================================================
                                                                      1,346,687
===============================================================================

TRUCKING-1.70%

Landstar System, Inc.                                   11,180          493,261
-------------------------------------------------------------------------------
Marten Transport, Ltd.(a)                               26,176          473,524
-------------------------------------------------------------------------------
                                                                        966,785
===============================================================================
    Total Common Stocks
    (Cost $45,840,597)                                               54,877,324
===============================================================================

MONEY MARKET FUNDS-4.44%

Liquid Assets
  Portfolio-Institutional Class(d)                    1,263,758       1,263,758
===============================================================================
STIC Prime
  Portfolio-Institutional Class(d)                    1,263,758       1,263,758
===============================================================================
    Total Money Market Funds
      (Cost $2,527,516)                                               2,527,516
===============================================================================
TOTAL INVESTMENTS-100.88%
  (Cost $48,368,113)                                              $  57,404,840
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.88)%                                  (500,111)
===============================================================================
NET ASSETS-100.00%                                                $  56,904,729
_______________________________________________________________________________
===============================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2006 represented less than 0.01% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 0.01% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

                         AIM V.I. SMALL CAP EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from

                         AIM V.I. SMALL CAP EQUITY FUND
     the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                         AIM V.I. SMALL CAP EQUITY FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                                      CHANGE IN
                                                                      UNREALIZED                             REALIZED
                         VALUE      PURCHASES       PROCEEDS         APPRECIATION    VALUE         DIVIDEND    GAIN
FUND                   12/31/05      AT COST       FROM SALES       (DEPRECIATION)  03/31/06        INCOME    (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $ 1,164,526  $  5,727,192   $  (5,627,960)       $  --       $ 1,263,758    $ 11,137    $ --
======================================================================================================================
STIC Prime
Portfolio-
Institutional Class      1,164,526     5,727,192      (5,627,960)          --         1,263,758      11,174      --
======================================================================================================================
   TOTAL               $ 2,329,052  $ 11,454,384   $ (11,255,920)       $  --       $ 2,527,516    $ 22,311    $ --
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $16,693,747 and $7,585,230, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $   9,642,451
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (734,876)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $   8,907,575
===============================================================================
Cost of investments for tax purposes is $48,497,265.

                         AIM V.I. SMALL CAP EQUITY FUND

                       AIM V.I. SMALL COMPANY GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--

AIMINVESTMENTS.COM             I-VISCG-QTR-1 3/06           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                                     SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-93.37%

AEROSPACE & DEFENSE-1.15%

Ceradyne, Inc.(a)                                       7,773     $     387,873
===============================================================================

AGRICULTURAL PRODUCTS-0.75%

Corn Products International, Inc.                       8,602           254,361
===============================================================================

AIR FREIGHT & LOGISTICS-1.23%

Forward Air Corp.                                       9,723           362,571
-------------------------------------------------------------------------------
Hub Group, Inc.-Class A(a)                              1,207            55,015
===============================================================================
                                                                        417,586
===============================================================================

APPAREL RETAIL-3.74%

Aeropostale, Inc.(a)                                   16,041           483,797
-------------------------------------------------------------------------------
DSW Inc.-Class A(a)                                     7,646           239,473
-------------------------------------------------------------------------------
Hot Topic, Inc.(a)                                     19,681           285,374
-------------------------------------------------------------------------------
New York & Co., Inc.(a)                                17,378           259,627
===============================================================================
                                                                      1,268,271
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.59%

Warnaco Group, Inc. (The)(a)                            8,387           201,288
===============================================================================
APPLICATION SOFTWARE-5.07%

ANSYS, Inc.(a)                                          5,749           311,308
-------------------------------------------------------------------------------
Blackboard Inc.(a)                                      8,295           235,661
-------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                        20,834           476,474
-------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                             5,900           192,340
-------------------------------------------------------------------------------
Kronos Inc.(a)                                          5,711           213,534
-------------------------------------------------------------------------------
TIBCO Software Inc.(a)                                 34,682           289,942
===============================================================================
                                                                      1,719,259
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.68%

Affiliated Managers Group, Inc.(a)                      2,878           306,824
-------------------------------------------------------------------------------
Nuveen Investments, Inc.-Class A                        5,430           261,454
===============================================================================
                                                                        568,278
===============================================================================

AUTO PARTS & EQUIPMENT-1.20%

Keystone Automotive Industries, Inc.(a)                 9,593           404,921
===============================================================================

BIOTECHNOLOGY-2.78%

CV Therapeutics, Inc.(a)                                5,996           132,392
-------------------------------------------------------------------------------
Digene Corp.(a)                                         7,707           301,344
-------------------------------------------------------------------------------
Incyte Corp.(a)                                        18,864           113,561
-------------------------------------------------------------------------------
Myriad Genetics, Inc.(a)                                7,790           203,241
-------------------------------------------------------------------------------
Nektar Therapeutics(a)                                  9,398           191,531
===============================================================================
                                                                        942,069
===============================================================================

BUILDING PRODUCTS-1.22%

Lennox International Inc.                               7,496           223,831
-------------------------------------------------------------------------------
Quixote Corp.                                           7,710           190,822
===============================================================================
                                                                        414,653
===============================================================================

CATALOG RETAIL-0.65%

Coldwater Creek Inc.(a)                                 7,900           219,620
===============================================================================

                                                     SHARES         VALUE
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--1.82%

ADC Telecommunications, Inc.(a)                        11,018     $     281,950
-------------------------------------------------------------------------------
F5 Networks, Inc.(a)                                    2,306           167,162
-------------------------------------------------------------------------------
NICE Systems Ltd. -ADR (Israel)(a)                      3,258           166,028
===============================================================================
                                                                        615,140
===============================================================================

COMPUTER STORAGE & PERIPHERALS-1.69%

Emulex Corp.(a)                                        15,837           270,654
-------------------------------------------------------------------------------
QLogic Corp.(a)                                        15,640           302,634
===============================================================================
                                                                        573,288
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.25%

Astec Industries, Inc.(a)                               9,806           352,035
-------------------------------------------------------------------------------
Terex Corp.(a)                                          5,174           409,988
===============================================================================
                                                                        762,023
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.11%

Alliance Data Systems Corp.(a)                          8,106           379,118
-------------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)(b)                           8,917           337,330
===============================================================================
                                                                        716,448
===============================================================================

DISTRIBUTORS-0.58%

Source Interlink Cos., Inc.(a)                         17,241           196,547
===============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.56%

Advisory Board Co. (The)(a)                             4,892           272,827
-------------------------------------------------------------------------------
CoStar Group Inc.(a)                                    5,260           272,941
-------------------------------------------------------------------------------
Pike Electric Corp.(a)                                 15,359           322,693
===============================================================================
                                                                        868,461
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.29%

Regal-Beloit Corp.                                      7,756           327,846
-------------------------------------------------------------------------------
Thomas & Betts Corp.(a)                                 8,736           448,856
===============================================================================
                                                                        776,702
===============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-4.00%

Aeroflex Inc.(a)                                       28,917           397,030
-------------------------------------------------------------------------------
Cogent Inc.(a)(b)                                       6,460           118,476
-------------------------------------------------------------------------------
FLIR Systems, Inc.(a)                                  12,858           365,296
-------------------------------------------------------------------------------
Lipman Electronic Engineering Ltd. (Israel)(a)          4,833           131,458
-------------------------------------------------------------------------------
Orbotech, Ltd. (Israel)(a)                              6,600           162,558
-------------------------------------------------------------------------------
Photon Dynamics, Inc.(a)                                9,712           182,100
===============================================================================
                                                                      1,356,918
===============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.48%

Staktek Holdings Inc.(a)                               26,432           163,878
===============================================================================

GENERAL MERCHANDISE STORES-0.38%

Tuesday Morning Corp.                                   5,535           127,803
===============================================================================

                       AIM V.I. SMALL COMPANY GROWTH FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-6.90%

Advanced Medical Optics, Inc.(a)                        8,606     $     401,384
-------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)              7,645           172,012
-------------------------------------------------------------------------------
Cyberonics, Inc.(a)                                       640            16,493
-------------------------------------------------------------------------------
Cytyc Corp.(a)                                         16,774           472,691
-------------------------------------------------------------------------------
Dionex Corp.(a)                                         6,899           424,151
-------------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                        4,403           180,435
-------------------------------------------------------------------------------
NuVasive, Inc.(a)                                      13,672           257,717
-------------------------------------------------------------------------------
PerkinElmer, Inc.                                       5,868           137,722
-------------------------------------------------------------------------------
Varian Inc.(a)                                          3,991           164,349
-------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                           5,581           110,225
===============================================================================
                                                                      2,337,179
===============================================================================

HEALTH CARE FACILITIES-0.45%

AmSurg Corp.(a)                                         6,770           153,611
===============================================================================

HEALTH CARE SERVICES-3.12%

Allscripts Healthcare Solutions, Inc(a)                10,456           191,449
-------------------------------------------------------------------------------
HealthExtras, Inc.(a)                                   8,938           315,511
-------------------------------------------------------------------------------
Merge Technologies Inc.(a)                              8,713           139,147
-------------------------------------------------------------------------------
Phase Forward Inc.(a)                                  37,019           412,392
===============================================================================
                                                                      1,058,499
===============================================================================

HEALTH CARE SUPPLIES-0.61%

Gen-Probe Inc.(a)                                       3,763           207,417
===============================================================================

HOME FURNISHINGS-0.69%

Tempur-Pedic International Inc.(a)                     16,595           234,819
===============================================================================

HOTELS, RESORTS & CRUISE LINES-0.59%

Four Seasons Hotels, Inc. (Canada)                      3,951           200,316
===============================================================================

HOUSEHOLD APPLIANCES-0.83%

Blount International, Inc.(a)                          17,390           280,153
===============================================================================

HOUSEHOLD PRODUCTS-0.78%

Church & Dwight Co., Inc.                               7,108           262,427
===============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.79%

Korn/Ferry International(a)                            13,183           268,801
===============================================================================

INDUSTRIAL CONGLOMERATES-0.19%

Carlisle Cos. Inc.                                        785            64,213
===============================================================================

INDUSTRIAL MACHINERY-0.85%

Kadant Inc.(a)                                         12,718           288,699
===============================================================================

INSURANCE BROKERS-1.95%

Hub International Ltd. (Canada)                        12,289           344,338
-------------------------------------------------------------------------------
National Financial Partners Corp.                       5,574           315,042
===============================================================================
                                                                        659,380
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.78%

NeuStar, Inc.-Class A(a)                                8,549           265,019
===============================================================================

INTERNET SOFTWARE & SERVICES-2.74%

aQuantive, Inc.(a)                                      1,819            42,819
-------------------------------------------------------------------------------
CyberSource Corp.(a)                                   55,611           620,619
-------------------------------------------------------------------------------
                                                     SHARES         VALUE
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)
Digitas Inc.(a)                                        18,400     $     264,960
===============================================================================
                                                                        928,398
===============================================================================

IT CONSULTING & OTHER SERVICES-0.65%

Perot Systems Corp.-Class A(a)                         14,247           221,683
===============================================================================

LEISURE PRODUCTS-0.76%

RC2 Corp.(a)                                            6,445           256,575
===============================================================================

METAL & GLASS CONTAINERS-1.84%

Crown Holdings, Inc.(a)                                11,990           212,703
-------------------------------------------------------------------------------
Silgan Holdings Inc.                                   10,243           411,461
===============================================================================
                                                                        624,164
===============================================================================

OFFICE SERVICES & SUPPLIES-0.71%

PeopleSupport, Inc.(a)                                 24,473           239,835
===============================================================================

OIL & GAS DRILLING-1.04%

Grey Wolf, Inc.(a)                                     19,637           146,099
-------------------------------------------------------------------------------
Unit Corp.(a)                                           3,677           204,993
===============================================================================
                                                                        351,092
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-2.14%

Hydril(a)                                               5,759           448,914
-------------------------------------------------------------------------------
Veritas DGC Inc.(a)                                     6,088           276,334
===============================================================================
                                                                        725,248
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.87%

Bill Barrett Corp.(a)                                   9,777           318,633
-------------------------------------------------------------------------------
Whiting Petroleum Corp.(a)                              7,673           314,516
===============================================================================
                                                                        633,149
===============================================================================

PACKAGED FOODS & MEATS-0.63%

TreeHouse Foods, Inc.(a)                                8,060           213,993
===============================================================================

PHARMACEUTICALS-1.43%

Medicis Pharmaceutical Corp.-Class A                    9,955           324,533
-------------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                     9,141           159,968
===============================================================================
                                                                        484,501
===============================================================================

REAL ESTATE-0.44%

BioMed Realty Trust, Inc.                               5,003           148,289
===============================================================================

REGIONAL BANKS-2.83%

East West Bancorp, Inc.                                 7,681           296,103
-------------------------------------------------------------------------------
Nara Bancorp, Inc.                                     21,876           383,924
-------------------------------------------------------------------------------
PrivateBancorp, Inc.                                    1,719            71,321
-------------------------------------------------------------------------------
UCBH Holdings, Inc.                                    10,997           208,063
===============================================================================
                                                                        959,411
===============================================================================

RESTAURANTS-2.80%

Applebee's International, Inc.                         13,543           332,481
-------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                      4,471           220,376
-------------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)                11,321           394,310
===============================================================================
                                                                        947,167
===============================================================================

      See accompanying notes which are an integral part of this schedule.

                       AIM V.I. SMALL COMPANY GROWTH FUND

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-1.87%

FormFactor Inc.(a)                                      8,418     $     330,996
-------------------------------------------------------------------------------
Mattson Technology, Inc.(a)                            25,190           302,280
===============================================================================
                                                                        633,276
===============================================================================

SEMICONDUCTORS-2.97%

Genesis Microchip Inc.(a)                               7,800           132,912
-------------------------------------------------------------------------------
Hittite Microwave Corp.(a)                              8,743           294,726
-------------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)                  23,592           350,577
-------------------------------------------------------------------------------
Power Integrations, Inc.(a)                             9,192           227,778
===============================================================================
                                                                      1,005,993
===============================================================================

SPECIALIZED CONSUMER SERVICES-0.84%

Jackson Hewitt Tax Service Inc.                         9,029           285,136
===============================================================================

SPECIALTY CHEMICALS-0.79%

Rockwood Holdings Inc.(a)                              11,637           267,884
===============================================================================

SPECIALTY STORES-1.46%

Dick's Sporting Goods, Inc.(a)                          6,712           266,265
-------------------------------------------------------------------------------
Guitar Center, Inc.(a)                                  4,800           228,960
===============================================================================
                                                                        495,225
===============================================================================

STEEL-1.50%

Carpenter Technology Corp.                              5,383           508,801
===============================================================================

SYSTEMS SOFTWARE-1.47%

MICROS Systems, Inc.(a)                                 5,080           234,036
-------------------------------------------------------------------------------
Quality Systems, Inc.(b)                                8,000           264,800
===============================================================================
                                                                        498,836
===============================================================================

TRADING COMPANIES & DISTRIBUTORS-2.37%

United Rentals, Inc.(a)                                 7,989           275,620
-------------------------------------------------------------------------------
WESCO International, Inc.(a)                            7,761           527,826
===============================================================================
                                                                        803,446
===============================================================================

TRUCKING-1.89%

Celadon Group, Inc.(a)                                 10,205           223,388
-------------------------------------------------------------------------------
Swift Transportation Co., Inc.(a)                      19,244           418,172
===============================================================================
                                                                        641,560
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.58%

SBA Communications Corp.-Class A(a)                    22,812           534,029
-------------------------------------------------------------------------------
    Total Common Stocks & Other Equity
      Interests (Cost $25,977,137)                                   31,643,611
===============================================================================

MONEY MARKET FUNDS--5.23%

Premier Portfolio-Institutional
  Class (Cost $1,772,713)(c)                        1,772,713         1,772,713
===============================================================================

                                                     SHARES         VALUE
-------------------------------------------------------------------------------
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)--98.60%
  (Cost $27,749,850)                                              $  33,416,324
===============================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED-1.59%

MONEY MARKET FUNDS-1.59%

Premier Portfolio-Institutional Class(c)(d)           537,646           537,646
===============================================================================
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $537,646)                                                   537,646
===============================================================================
TOTAL INVESTMENTS-100.19%
  (Cost $28,287,496)                                                 33,953,970
===============================================================================
OTHER ASSETS LESS LIABILITIES - (0.19%)                                 (63,480)
===============================================================================
NET ASSETS-100.00%                                                $  33,890,490
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR        -American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan at March 31, 2006.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule.

                       AIM V.I. SMALL COMPANY GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

                       AIM V.I. SMALL COMPANY GROWTH FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

                       AIM V.I. SMALL COMPANY GROWTH FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    CHANGE IN
                                                                    UNREALIZED                             REALIZED
                         VALUE       PURCHASES      PROCEEDS       APPRECIATION     VALUE       DIVIDEND     GAIN
FUND                    12/31/05      AT COST      FROM SALES     (DEPRECIATION)   03/31/06      INCOME     (LOSS)
-------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $ 1,615,213  $  4,198,925   $ (4,041,425)         $ --      $ 1,772,713   $ 10,585       --
___________________________________________________________________________________________________________________
===================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    CHANGE IN
                                                                    UNREALIZED                             REALIZED
                         VALUE       PURCHASES       PROCEEDS      APPRECIATION      VALUE      DIVIDEND    GAIN
FUND                   12/31/05       AT COST       FROM SALES    (DEPRECIATION)   03/31/06     INCOME *    (LOSS)
-------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $  233,040   $  6,111,698   $ (5,807,092)        $ --       $  537,646    $    273      $ --
===================================================================================================================
   TOTAL              $ 1,848,253  $ 10,310,623   $ (9,848,517)        $ --       $ 2,310,359   $ 10,858      $ --
___________________________________________________________________________________________________________________
===================================================================================================================

* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2006, securities with an aggregate value of $526,525 were on loan to brokers. The loans were secured by cash collateral of $537,646 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $273 for securities lending transactions, which are net of compensation to counterparties.

                       AIM V.I. SMALL COMPANY GROWTH FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $3,757,923 and $5,029,867, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $   6,306,281
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (672,031)
===============================================================================
Net unrealized appreciation of investment securities              $   5,634,250
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $28,319,720.

                       AIM V.I. SMALL COMPANY GROWTH FUND

                            AIM V.I. TECHNOLOGY FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2006



[Your goals. Our solutions.]                          [AIM INVESTMENTS LOGO]
  --REGISTERED TRADEMARK--                           --REGISTERED TRADEMARK--


AIMINVESTMENTS.COM             I-VITEC-QTR-1 3/06           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2006
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-80.57%

ALTERNATIVE CARRIERS-0.40%

Time Warner Telecom Inc.-Class A(a)                       44,780     $   803,801
================================================================================

APPLICATION SOFTWARE-8.99%

Adobe Systems Inc.(a)                                    116,873       4,081,205
--------------------------------------------------------------------------------
Amdocs Ltd.(a)                                            80,054       2,886,747
--------------------------------------------------------------------------------
Autodesk, Inc.(a)                                         25,979       1,000,711
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                          118,146       2,184,520
--------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                   54,453       2,063,769
--------------------------------------------------------------------------------
Quest Software, Inc.(a)                                  109,942       1,836,031
--------------------------------------------------------------------------------
Synopsys, Inc.(a)                                        114,844       2,566,763
--------------------------------------------------------------------------------
Witness Systems, Inc.(a)                                  52,912       1,343,965
================================================================================
                                                                      17,963,711
================================================================================

COMMUNICATIONS EQUIPMENT-14.12%

ADC Telecommunications, Inc.(a)                           75,085       1,921,425
--------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                   286,920       6,217,556
--------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                              59,475       1,399,447
--------------------------------------------------------------------------------
Corning Inc.(a)                                          148,210       3,988,331
--------------------------------------------------------------------------------
Foundry Networks, Inc.(a)                                 61,600       1,118,656
--------------------------------------------------------------------------------
JDS Uniphase Corp.(a)                                    403,205       1,681,365
--------------------------------------------------------------------------------
Motorola, Inc.                                           151,555       3,472,125
--------------------------------------------------------------------------------
QUALCOMM Inc.                                             92,709       4,692,003
--------------------------------------------------------------------------------
Tellabs, Inc.(a)                                         233,399       3,711,044
================================================================================
                                                                      28,201,952
================================================================================

COMPUTER HARDWARE-4.66%

Apple Computer, Inc.(a)                                   38,691       2,426,700
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                      140,712       4,629,425
--------------------------------------------------------------------------------
Palm, Inc.(a)(b)                                          97,215       2,251,499
================================================================================
                                                                       9,307,624
================================================================================

COMPUTER STORAGE & PERIPHERALS-5.87%

Electronics for Imaging, Inc.(a)                          53,538       1,497,458
--------------------------------------------------------------------------------
EMC Corp.(a)                                             286,333       3,902,719
--------------------------------------------------------------------------------
Network Appliance, Inc.(a)                                74,554       2,686,180
--------------------------------------------------------------------------------
Rackable Systems, Inc.(a)                                 30,166       1,594,273
--------------------------------------------------------------------------------
Seagate Technology(a)                                     77,754       2,047,263
================================================================================
                                                                      11,727,893
================================================================================

CONSUMER ELECTRONICS-0.42%

Directed Electronics, Inc.(a)                             50,621         847,902
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-4.01%

DST Systems, Inc.(a)                                      45,565       2,640,036
--------------------------------------------------------------------------------
First Data Corp.                                          67,458       3,158,384
--------------------------------------------------------------------------------
Fiserv, Inc.(a)                                           52,166       2,219,663
================================================================================
                                                                       8,018,083
================================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT-0.70%

Energy Conversion Devices,
  Inc.(a)                                                 10,327         507,882
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-(CONTINUED)

Evergreen Solar, Inc.(a)(b)                               57,843         890,782
================================================================================
                                                                       1,398,664
================================================================================

ELECTRONIC EQUIPMENT
  MANUFACTURERS-0.19%

SunPower Corp. -Class A(a)(b)                              9,661         368,664
================================================================================

INTERNET SOFTWARE & SERVICES-8.88%

Akamai Technologies, Inc.(a)(c)                          158,905       5,226,385
--------------------------------------------------------------------------------
Digital River, Inc.(a)                                    39,522       1,723,554
--------------------------------------------------------------------------------
eBay Inc.(a)                                              26,025       1,016,537
--------------------------------------------------------------------------------
Google Inc.-Class A(a)                                     6,919       2,698,410
--------------------------------------------------------------------------------
Openwave Systems Inc.(a)                                 197,593       4,264,057
--------------------------------------------------------------------------------
Yahoo! Inc.(a)                                            87,048       2,808,169
================================================================================
                                                                      17,737,112
================================================================================

IT CONSULTING & OTHER SERVICES-3.45%

Accenture Ltd.-Class A                                    93,820       2,821,167
--------------------------------------------------------------------------------
Cognizant Technology Solutions
  Corp.-Class A(a)                                        68,246       4,059,955
================================================================================
                                                                       6,881,122
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-0.62%

BlueStream Ventures
  L.P.(Aquired 08/30/00 -
  02/13/06; Cost
  $2,609,655)(d)(e)(f)(g)                              2,733,750       1,237,186
================================================================================

SEMICONDUCTOR EQUIPMENT-3.53%

Applied Materials, Inc.                                  109,055       1,909,553
--------------------------------------------------------------------------------
FormFactor Inc.(a)                                        78,754       3,096,607
--------------------------------------------------------------------------------
Lam Research Corp.(a)                                     47,316       2,034,588
================================================================================
                                                                       7,040,748
================================================================================

SEMICONDUCTORS-17.08%

Analog Devices, Inc.                                      38,854       1,487,720
--------------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                                 87,560       3,779,090
--------------------------------------------------------------------------------
Freescale Semiconductor
  Inc.-Class A(a)                                         11,207         311,667
--------------------------------------------------------------------------------
Freescale Semiconductor
  Inc.-Class B(a)                                        153,452       4,261,362
--------------------------------------------------------------------------------
Integrated Device Technology,
  Inc.(a)                                                140,642       2,089,940
--------------------------------------------------------------------------------
Intel Corp.                                               96,784       1,872,770
--------------------------------------------------------------------------------
Intersil Corp.-Class A                                    72,243       2,089,268
--------------------------------------------------------------------------------
Linear Technology Corp.                                   40,982       1,437,649
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                          62,217       3,365,940
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                           43,982       1,633,931
--------------------------------------------------------------------------------
Microchip Technology Inc.                                 72,511       2,632,149
--------------------------------------------------------------------------------
National Semiconductor Corp.                              71,497       1,990,476
--------------------------------------------------------------------------------
NVIDIA Corp.(a)                                           34,834       1,994,595
--------------------------------------------------------------------------------
PMC-Sierra, Inc.(a)(c)                                   254,781       3,131,258
--------------------------------------------------------------------------------
Texas Instruments Inc.                                    63,016       2,046,129
================================================================================
                                                                      34,123,944
================================================================================

SYSTEMS SOFTWARE-4.26%

Microsoft Corp.                                          162,249       4,414,795
--------------------------------------------------------------------------------
Oracle Corp.(a)                                          162,867       2,229,649
--------------------------------------------------------------------------------


                            AIM V.I. TECHNOLOGY FUND
                                                                             F-1

                                                      SHARES           VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Red Hat, Inc.(a)(c)                                   66,660       $   1,865,147
================================================================================
                                                                       8,509,591
================================================================================

TECHNOLOGY DISTRIBUTORS-1.47%

Arrow Electronics, Inc.(a)                            60,254           1,944,397
--------------------------------------------------------------------------------
Ingram Micro Inc.-Class A(a)                          49,824             996,480
================================================================================
                                                                       2,940,877
================================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-1.92%

NII Holdings Inc.(a)                                  64,933           3,829,099
--------------------------------------------------------------------------------
    Total Domestic Common Stocks &                                   160,937,973
      Other Equity Interests
      (Cost $131,357,678)
================================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-16.71%

CANADA-2.14%

Nortel Networks Corp.
  (Communications Equipment) (a)                     611,505           1,865,090
--------------------------------------------------------------------------------
TELLUS Corp. (Integrated
  Telecommunication Services)                         61,300           2,405,383
================================================================================
                                                                       4,270,473
================================================================================

CHINA-0.13%

Suntech Power Holdings Co., Ltd
  -ADR (Electrical Components &
  Equipment) (a)                                       7,153             264,589
--------------------------------------------------------------------------------

FINLAND-2.14%

Nokia Oyj -ADR (Communications
  Equipment)                                         206,841           4,285,745
--------------------------------------------------------------------------------

FRANCE-1.13%

Silicon-On-Insulator Technologies
  (Semiconductors) (a)(h)                             66,280           2,248,232
--------------------------------------------------------------------------------

GERMANY-1.24%

SAP A.G. -ADR (Application
  Software)                                           45,760           2,485,683
--------------------------------------------------------------------------------

ISRAEL-1.29%

NICE Systems Ltd. -ADR
  (Communications Equipment) (a)                      50,507           2,573,837
--------------------------------------------------------------------------------

JAPAN-1.43%

Sumco Corp. (Semiconductors) (h)                      13,800             741,373
--------------------------------------------------------------------------------
Sumco Corp. (Aquired 11/07/05;
  Cost $119,970) (Semiconductors)
  (d)(h)                                               4,300             231,008
--------------------------------------------------------------------------------
Toshiba Corp. (Computer Hardware)
  (b)(h)                                             323,000           1,877,953
================================================================================
                                                                       2,850,334
================================================================================

MEXICO-1.62%

America Movil S.A. de C.V
  -Series L -ADR (Wireless
  Telecommunication Services)                         94,458           3,236,131
--------------------------------------------------------------------------------

NETHERLANDS-0.99%

ASML Holding N.V. -New York
  Shares (Semiconductor
  Equipment) (a)                                      97,242           1,980,820
--------------------------------------------------------------------------------
RUSSIA-0.69%

OAO Vimpel-Communications -ADR
  (Wireless Telecommunication
  Services) (a)                                       32,281          1,388,406
--------------------------------------------------------------------------------

SWEDEN-1.93%

Telefonaktiebolaget LM Ericsson
  -ADR (Communications Equipment)                    102,083           3,850,571
--------------------------------------------------------------------------------

TAIWAN-1.98%

Catcher Technology Co., Ltd.
  (Computer Storage &
  Peripherals) (h)                                   139,000           1,246,711
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co.,
  Ltd. (Electronic Manufacturing
  Services) (h)                                      437,868           2,700,778
================================================================================
                                                                       3,947,489
================================================================================
    Total Foreign Stocks & Other
      Equity Interests
      (Cost $27,988,336)                                              33,382,310
================================================================================

MONEY MARKET FUNDS-2.11%

Premier Portfolio -Institutional
  Class (Money Market Funds) (i)                   4,218,167           4,218,167
--------------------------------------------------------------------------------
    Total Money Market Funds                                           4,218,167
      (Cost $4,218,167)
================================================================================
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)-99.39%
  (Cost $163,564,181)                                                198,538,450
================================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES
  LOANED-1.95%

Premier Portfolio -Institutional
  Class(i)(j)                                      3,896,381           3,896,381
--------------------------------------------------------------------------------
    Total Money Market Funds                                           3,896,381
      (purchased with cash collateral
      from securities loaned)
      (Cost $3,896,381)
================================================================================
TOTAL INVESTMENTS-101.34%                                            202,434,831
  (Cost $167,460,562)
=============================================+==================================
OTHER ASSETS LESS LIABILITIES-(1.34)%                                 (2,672,937)
================================================================================
NET ASSETS-100.00%                                                 $ 199,761,894
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security is out on loan at March 31, 2006.

(c) A portion of this security is subject to call options written. See Note 1F and Note 4.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $1,468,194, which represented 0.73% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

See accompanying notes which are an integral part of this schedule.

                            AIM V.I. TECHNOLOGY FUND
                                                                             F-2

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2006 represented 0.62% of the Fund's Net Assets.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 0.62% of the Fund's Net Assets. See Note 1A.

(g) The Fund has a remaining commitment of $641,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $9,046,055, which represented 4.53% of the Fund's Net Assets. See Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

                            AIM V.I. TECHNOLOGY FUND
                                                                             F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

                            AIM V.I. TECHNOLOGY FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between

                            AIM V.I. TECHNOLOGY FUND
     currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                          UNREALIZED                                    REALIZED
                         VALUE       PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE        DIVIDEND        GAIN
FUND                   12/31/05          COST             SALES         (DEPRECIATION)      03/31/06       INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                 $6,911,034  $   26,574,034   $   (29,266,901)  $        --        $   4,218,167  $    91,490   $     --
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                          UNREALIZED                                    REALIZED
                         VALUE       PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE        DIVIDEND        GAIN
FUND                   12/31/05          COST             SALES         (DEPRECIATION)      03/31/06       INCOME *      (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                  $1,989,759  $  27,432,762   $  (25,526,140)   $         --       $  3,896,381    $   8,296    $     --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL               $8,900,793  $  54,006,796   $  (54,793,041)   $         --       $  8,114,548    $  99,786    $     --
==================================================================================================================================

* Net of compensation to counterparties.

                            AIM V.I. TECHNOLOGY FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $3,801,159 were on loan to brokers. The loans were secured by cash collateral of $3,896,381 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $8,296 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                                         TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                                                                       CALL OPTION CONTRACTS
                                                                              -----------------------------------------
                                                                                 NUMBER OF               PREMIUMS
                                                                                 CONTRACTS               RECEIVED
                                                                              -----------------------------------------
Beginning of year                                                                     165       $       39,473
-----------------------------------------------------------------------------------------------------------------------
Written                                                                             1,690              121,050
-----------------------------------------------------------------------------------------------------------------------
Closed                                                                                (66)             (15,971)
-----------------------------------------------------------------------------------------------------------------------
Exercised                                                                             (99)             (23,501)
-----------------------------------------------------------------------------------------------------------------------
Expired                                                                               (69)              (8,638)
-----------------------------------------------------------------------------------------------------------------------
End of year                                                                         1,621       $      112,413
=======================================================================================================================

                                                OPEN CALL OPTIONS WRITTEN AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                             CONTRACT        STRIKE       NUMBER OF         PREMIUMS             VALUE            APPRECIATION
                               MONTH         PRICE        CONTRACTS         RECEIVED            03/31/06         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.     Apr-06           $11.0        451             $  35,177           $ 148,830          $(113,653)
----------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.              Apr-06            12.5        837                41,606              39,758              1,848
----------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.                 Apr-06            30.0        333                35,630               9,990             25,640
----------------------------------------------------------------------------------------------------------------------------------
                                                          1,621             $ 112,413           $ 198,578          $ (86,165)
==================================================================================================================================

                            AIM V.I. TECHNOLOGY FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $59,957,166 and $65,763,094, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                        $37,036,787
----------------------------------------------------------------------------------------------

Aggregate unrealized (depreciation) of investment securities                       (1,720,766)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                              $35,316,021
==============================================================================================
Cost of investments for tax purposes is $167,118,810.

                            AIM V.I. TECHNOLOGY FUND

                             AIM V.I. UTILITIES FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                            [AIM INVESTMENTS LOGO]
- REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -



AIMINVESTMENTS.COM            I-VIUTI-QTR-1 3/06            A I M Advisors, Inc.

AIM V.I. UTILITIES FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                         SHARES         VALUE
                                                        ---------   ------------
COMMON STOCKS-97.17%
ELECTRIC UTILITIES-26.61%
E.ON A.G. (Germany)                                        26,387   $  2,903,480
Edison International                                      115,000      4,735,700
Endesa, S.A. (Spain)(a)                                    40,000      1,289,783
Enel S.p.A. (Italy)(a)                                    205,000      1,733,178
Entergy Corp.                                              48,000      3,309,120
Exelon Corp.                                               98,000      5,184,200
FirstEnergy Corp.                                          70,000      3,423,000
FPL Group, Inc.                                            82,000      3,291,480
PPL Corp.                                                 106,000      3,116,400
Westar Energy, Inc.                                        50,000      1,040,500
                                                        ---------   ------------
                                                                      30,026,841
                                                                    ------------
GAS UTILITIES-9.84%
AGL Resources Inc.                                         65,000      2,343,250
Equitable Resources, Inc.                                  85,000      3,103,350
Peoples Energy Corp.                                       21,000        748,440
Questar Corp.                                              70,000      4,903,500
                                                        ---------   ------------
                                                                      11,098,540
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-14.70%
Constellation Energy Group                                 60,000      3,282,600
Duke Energy Corp.                                         145,000      4,226,750
NRG Energy, Inc.(b)                                        80,000      3,617,600
TXU Corp.                                                 122,000      5,460,720
                                                        ---------   ------------
                                                                      16,587,670
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-12.38%
AT&T Inc.                                                 162,000      4,380,480
BellSouth Corp.                                           143,000      4,954,950
Verizon Communications Inc.                               136,000      4,632,160
                                                        ---------   ------------
                                                                      13,967,590
                                                                    ------------
MULTI-UTILITIES-22.43%
Ameren Corp.                                               45,000      2,241,900
Dominion Resources, Inc.                                   71,000      4,901,130
KeySpan Corp.                                              26,000      1,062,620
National Grid PLC (United Kingdom)(a)                     125,000      1,243,474
OGE Energy Corp.                                           30,000        870,000
PG&E Corp.                                                107,000      4,162,300
PNM Resources Inc.                                         45,000      1,098,000
SCANA Corp.                                                28,000      1,098,720
Sempra Energy                                             102,000      4,738,920
Veolia Environnement (France)(a)                           70,000      3,884,514
                                                        ---------   ------------
                                                                      25,301,578
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION-8.67%
Kinder Morgan, Inc.                                        54,000      4,967,460
Williams Cos., Inc. (The)                                 225,000      4,812,750
                                                        ---------   ------------
                                                                       9,780,210
                                                                    ------------
WATER UTILITIES-2.54%
Aqua America Inc.                                         103,000   $  2,865,460
                                                        ---------   ------------
   Total Common Stocks
      (Cost $87,585,142)                                             109,627,889
                                                                    ------------
MONEY MARKET FUNDS-2.74%
Premier Portfolio-Institutional Class
   (Cost $3,093,537)                                    3,093,537      3,093,537
                                                        ---------   ------------
TOTAL INVESTMENTS-99.91%
   (Cost $90,678,679)                                                112,721,426
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-0.09%                                      102,684
                                                                    ------------
NET ASSETS-100.00%                                                  $112,824,110
                                                                    ------------

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $8,150,949, which represented 7.22% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

See accompanying notes which are an integral part of this schedule.

AIM V.I. UTILITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

AIM V.I. UTILITIES FUND

     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM V.I. UTILITIES FUND

     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED                             REALIZED
                            VALUE      PURCHASES       PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                      12/31/05      AT COST       FROM SALES    (DEPRECIATION)    03/31/06     INCOME     (LOSS)
----                     ---------    -----------   -------------   --------------   ----------   --------   --------
Premier
   Portfolio-
   Institutional Class   $5,216,837   $10,788,639   $(12,911,939)         $--        $3,093,537   $29,952       $--
                         ==========   ===========   ============          ===        ==========   ========      ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $1,803,471 and $5,090,537, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $21,989,138
                                                               -----------
Aggregate unrealized (depreciation) of investment securities      (522,065)
                                                               -----------
Net unrealized appreciation of investment securities           $21,467,073
                                                               ===========
Cost of investments for tax purposes is $91,254,353.

Item 2. Controls and Procedures.

      (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds

By:    /s/ Robert H. Graham
       -------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  May 30, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Robert H. Graham
       -------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  May 30, 2006

By:    /s/ Sidney M. Dilgren
       -------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  May 30, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.